Schedule of Investments (unaudited)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.40%, 03/01/31(a)	$942	$843,896
2.45%, 04/30/30	1,183	1,089,056
2.60%, 08/01/31(a)	1,995	1,794,333
3.38%, 03/01/41	964	718,293
4.20%, 03/02/29	545	538,412
4.20%, 06/01/30	1,502	1,475,095
4.65%, 10/01/28	1,908	1,910,448
4.75%, 03/30/30	1,540	1,544,581
5.00%, 06/02/33(a)	705	694,366
5.30%, 11/01/34(a)	680	676,542
5.30%, 06/02/36(a)	920	893,636
5.38%, 06/15/33	668	671,291
5.40%, 10/01/48(a)	646	577,408
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	380	373,627
		13,800,984
Aerospace & Defense — 1.7%
Airbus SE, 3.95%, 04/10/47(a)(b)	1,340	1,064,495
BAE Systems Finance, Inc., 7.50%, 07/01/27(b)	1,075	1,110,717
BAE Systems Holdings, Inc., 4.75%, 10/07/44(b)	868	784,186
BAE Systems PLC
1.90%, 02/15/31(b)	2,440	2,157,002
3.00%, 09/15/50(b)	1,605	1,060,221
3.40%, 04/15/30(b)	2,075	1,988,325
5.13%, 03/26/29(b)	2,165	2,200,786
5.25%, 03/26/31(b)	1,020	1,043,431
5.30%, 03/26/34(b)	2,855	2,913,680
5.50%, 03/26/54(b)	1,175	1,162,383
5.80%, 10/11/41(b)	852	879,876
Boeing Co.(The)
2.95%, 02/01/30	1,460	1,376,877
3.20%, 03/01/29(a)	2,440	2,355,234
3.25%, 02/01/28	1,677	1,645,037
3.25%, 03/01/28	922	903,100
3.25%, 02/01/35	1,346	1,171,831
3.30%, 03/01/35(a)	622	536,456
3.38%, 06/15/46	800	561,452
3.45%, 11/01/28	892	870,246
3.50%, 03/01/39	876	713,148
3.50%, 03/01/45(a)	484	345,788
3.55%, 03/01/38	625	522,935
3.60%, 05/01/34	2,288	2,065,836
3.63%, 02/01/31(a)	3,200	3,050,584
3.63%, 03/01/48	683	488,093
3.65%, 03/01/47	960	695,594
3.75%, 02/01/50	2,353	1,719,354
3.83%, 03/01/59	794	551,410
3.85%, 11/01/48	716	528,760
3.90%, 05/01/49	1,432	1,066,309
3.95%, 08/01/59(a)	1,792	1,284,570
5.15%, 05/01/30	8,735	8,873,789
5.71%, 05/01/40	5,090	5,189,211
5.81%, 05/01/50	10,219	10,116,677
5.88%, 02/15/40	1,000	1,025,888
5.93%, 05/01/60	6,472	6,405,863
6.13%, 02/15/33	879	940,593
6.30%, 05/01/29	2,910	3,044,351
6.39%, 05/01/31	1,795	1,914,885
Security	Par (000)	Value
Aerospace & Defense (continued)
6.53%, 05/01/34	$4,569	$4,987,805
6.63%, 02/15/38(a)	772	848,415
6.86%, 05/01/54	4,530	5,110,604
6.88%, 03/15/39	933	1,043,991
7.01%, 05/01/64	3,025	3,456,804
Embraer Netherlands Finance BV
5.40%, 01/09/38	1,450	1,393,450
5.98%, 02/11/35	355	369,047
GE Capital Funding LLC, 4.55%, 05/15/32	715	708,832
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,945	1,861,933
General Dynamics Corp.
2.25%, 06/01/31(a)	1,278	1,149,614
2.63%, 11/15/27	795	778,942
2.85%, 06/01/41	1,285	956,284
3.60%, 11/15/42	624	499,846
3.63%, 04/01/30	3,052	2,959,111
3.75%, 05/15/28(a)	2,006	1,992,087
4.25%, 04/01/40	1,407	1,264,104
4.25%, 04/01/50(a)	1,245	1,050,582
4.95%, 08/15/35(a)	1,070	1,074,972
General Electric Co.
4.30%, 07/29/30	1,195	1,187,688
4.35%, 05/01/50(a)	815	689,567
4.50%, 03/11/44	915	816,279
4.90%, 01/29/36	1,890	1,887,837
5.88%, 01/14/38	1,640	1,747,466
6.15%, 08/07/37	540	580,348
6.75%, 03/15/32	1,790	1,978,661
6.88%, 01/10/39	1,125	1,303,774
HEICO Corp.
5.25%, 08/01/28	1,290	1,311,166
5.35%, 08/01/33(a)	990	1,009,043
Hexcel Corp.
4.90%, 05/15/31(a)	285	284,337
5.88%, 02/26/35	480	496,534
Honeywell Aerospace, Inc.
3.90%, 03/16/28(b)	2,615	2,593,535
4.00%, 03/16/29(b)	3,300	3,261,556
4.30%, 03/16/31(b)	4,870	4,797,587
4.60%, 03/16/33(b)	3,965	3,906,599
4.95%, 03/16/36(b)	4,765	4,713,332
5.62%, 03/16/46(b)	2,850	2,843,453
5.73%, 03/16/56(b)	4,055	4,056,574
5.85%, 03/16/66(b)	4,030	4,059,650
Howmet Aerospace, Inc.
3.00%, 01/15/29	1,230	1,186,058
3.75%, 03/03/28	375	370,854
3.90%, 04/15/29	1,470	1,447,115
4.55%, 11/15/32	830	817,041
4.75%, 04/15/36(a)	95	92,477
4.85%, 10/15/31	405	407,696
5.95%, 02/01/37(a)	1,135	1,208,358
6.75%, 01/15/28	600	621,956
L3Harris Technologies, Inc.
1.80%, 01/15/31	958	843,593
2.90%, 12/15/29	1,376	1,302,206
4.40%, 06/15/28(a)	1,897	1,894,476
4.40%, 06/15/28	1,724	1,721,706
4.85%, 04/27/35	912	898,019
5.05%, 06/01/29	1,380	1,399,389

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.05%, 04/27/45	$1,009	$944,083
5.25%, 06/01/31(a)	1,830	1,869,838
5.35%, 06/01/34	1,575	1,605,064
5.40%, 07/31/33	2,630	2,699,909
5.50%, 08/15/54(a)	1,015	984,219
5.60%, 07/31/53	536	525,604
6.15%, 12/15/40(a)	681	720,876
Lockheed Martin Corp.
1.85%, 06/15/30	1,045	943,176
2.80%, 06/15/50	1,516	958,872
3.60%, 03/01/35(a)	869	794,699
3.80%, 03/01/45	1,924	1,531,170
3.90%, 06/15/32(a)	1,525	1,478,472
4.07%, 12/15/42(a)	2,655	2,252,067
4.09%, 09/15/52	2,951	2,320,668
4.15%, 08/15/28(a)	945	943,606
4.15%, 06/15/53	2,230	1,769,511
4.30%, 06/15/62	1,464	1,148,783
4.40%, 08/15/30	1,750	1,746,462
4.45%, 05/15/28	1,225	1,229,314
4.50%, 02/15/29	1,200	1,203,827
4.50%, 05/15/36(a)	1,167	1,135,265
4.70%, 12/15/31(a)	925	934,131
4.70%, 05/15/46	2,132	1,896,971
4.75%, 02/15/34(a)	1,680	1,674,946
4.80%, 08/15/34(a)	1,055	1,052,790
5.00%, 08/15/35	1,630	1,642,196
5.10%, 11/15/27	1,345	1,364,604
5.20%, 02/15/55(a)	1,720	1,612,024
5.20%, 02/15/64	1,210	1,111,266
5.25%, 01/15/33(a)	2,075	2,153,006
5.70%, 11/15/54(a)	2,290	2,303,481
5.72%, 06/01/40(a)	610	644,224
5.90%, 11/15/63	1,375	1,416,558
Series B, 6.15%, 09/01/36(a)	1,000	1,091,748
Northrop Grumman Corp.
3.25%, 01/15/28(a)	3,549	3,490,248
3.85%, 04/15/45	1,138	902,068
4.03%, 10/15/47	4,254	3,385,534
4.40%, 05/01/30	1,557	1,552,530
4.60%, 02/01/29	285	286,769
4.65%, 07/15/30	1,417	1,422,985
4.70%, 03/15/33	1,660	1,652,432
4.75%, 06/01/43	2,179	1,984,038
4.90%, 06/01/34(a)	2,030	2,025,678
4.95%, 03/15/53	1,560	1,395,882
5.05%, 11/15/40(a)	789	765,822
5.15%, 05/01/40(a)	1,216	1,192,262
5.20%, 06/01/54(a)	2,075	1,930,282
5.25%, 07/15/35(a)	895	911,642
5.25%, 05/01/50(a)	1,825	1,711,958
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	340	382,831
Rolls-Royce PLC, 5.75%, 10/15/27(b)	575	582,563
RTX Corp.
1.90%, 09/01/31	1,840	1,606,919
2.25%, 07/01/30	1,656	1,516,790
2.38%, 03/15/32	2,177	1,924,000
2.82%, 09/01/51	1,525	945,597
3.03%, 03/15/52	1,530	986,071
3.13%, 07/01/50	2,205	1,467,051
Security	Par (000)	Value
Aerospace & Defense (continued)
3.75%, 11/01/46	$1,992	$1,526,718
4.05%, 05/04/47	967	770,798
4.13%, 11/16/28	5,414	5,379,293
4.15%, 05/15/45	2,012	1,658,409
4.20%, 12/15/44(a)	660	539,494
4.35%, 04/15/47	1,963	1,642,031
4.45%, 11/16/38	2,184	2,025,861
4.50%, 06/01/42	6,649	5,943,665
4.63%, 11/16/48	3,035	2,623,426
4.70%, 12/15/41	1,005	925,894
4.80%, 12/15/43	1,064	962,857
4.88%, 10/15/40	1,271	1,210,103
5.15%, 02/27/33	2,515	2,565,355
5.38%, 02/27/53	2,360	2,244,822
5.40%, 05/01/35	1,090	1,126,960
5.70%, 04/15/40	914	938,411
5.75%, 01/15/29	920	950,830
6.00%, 03/15/31	1,545	1,636,065
6.05%, 06/01/36	659	708,384
6.10%, 03/15/34	2,170	2,332,560
6.13%, 07/15/38	990	1,066,693
6.40%, 03/15/54	2,965	3,239,697
6.70%, 08/01/28(a)	955	999,689
7.20%, 08/15/27	415	429,335
7.50%, 09/15/29	1,445	1,574,853
Spirit AeroSystems, Inc., 4.60%, 06/15/28(a)	30	29,983
		292,348,894
Agriculture — 1.3%
Altria Group, Inc.
2.45%, 02/04/32	3,705	3,263,852
3.40%, 05/06/30	1,818	1,738,726
3.40%, 02/04/41	3,301	2,516,991
3.70%, 02/04/51	3,236	2,250,437
3.88%, 09/16/46	2,709	2,018,502
4.00%, 02/04/61	1,785	1,260,184
4.25%, 08/09/42	1,845	1,518,082
4.45%, 05/06/50	1,167	923,347
4.50%, 08/06/30	1,005	1,000,164
4.50%, 05/02/43	1,157	971,772
4.80%, 02/14/29	4,004	4,029,964
4.88%, 02/04/28	925	931,203
5.25%, 08/06/35	1,035	1,038,001
5.38%, 01/31/44(a)	2,730	2,552,652
5.63%, 02/06/35	1,065	1,094,225
5.80%, 02/14/39	3,864	3,913,409
5.95%, 02/14/49(a)	4,761	4,691,414
6.20%, 11/01/28	1,015	1,053,557
6.20%, 02/14/59(a)	658	650,098
6.88%, 11/01/33(a)	775	860,926
Archer-Daniels-Midland Co.
2.70%, 09/15/51	1,050	640,032
2.90%, 03/01/32	1,510	1,379,710
3.25%, 03/27/30	1,947	1,861,904
3.75%, 09/15/47	1,010	770,845
4.02%, 04/16/43	883	732,917
4.50%, 08/15/33(a)	665	659,172
4.50%, 03/15/49	945	812,035
4.54%, 03/26/42	800	716,697
5.38%, 09/15/35	1,105	1,138,545
5.77%, 03/01/41(c)	550	566,978
5.94%, 10/01/32(a)	576	614,196

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
BAT Capital Corp.
2.26%, 03/25/28	$2,953	$2,841,057
2.73%, 03/25/31	3,104	2,835,123
3.46%, 09/06/29	1,687	1,628,762
3.56%, 08/15/27	4,038	4,000,919
3.73%, 09/25/40	1,020	824,475
3.98%, 09/25/50	715	523,837
4.39%, 08/15/37	4,398	4,023,449
4.54%, 08/15/47	3,816	3,145,151
4.63%, 03/22/33	1,125	1,104,945
4.74%, 03/16/32	1,497	1,494,742
4.76%, 09/06/49	2,376	2,003,593
4.91%, 04/02/30	2,175	2,193,382
5.28%, 04/02/50	1,233	1,109,816
5.35%, 08/15/32(a)	1,685	1,731,884
5.63%, 08/15/35(a)	2,110	2,177,666
5.65%, 03/16/52	1,169	1,101,846
5.83%, 02/20/31	2,360	2,463,987
6.00%, 02/20/34	1,635	1,728,685
6.25%, 08/15/55	1,080	1,107,287
6.34%, 08/02/30	1,310	1,389,697
6.42%, 08/02/33	2,200	2,385,386
7.08%, 08/02/43	1,580	1,761,641
7.08%, 08/02/53	1,750	1,971,801
7.75%, 10/19/32	980	1,121,557
BAT International Finance PLC
4.45%, 03/16/28	1,675	1,675,622
5.93%, 02/02/29	2,215	2,291,458
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,963	1,794,168
3.20%, 04/21/31	1,315	1,228,539
3.75%, 09/25/27	1,279	1,270,230
4.10%, 01/07/28(a)	595	592,383
4.20%, 09/17/29	1,695	1,676,983
4.55%, 08/04/30	1,180	1,174,023
4.65%, 09/17/34(a)	1,835	1,779,774
4.80%, 03/19/33(a)	820	816,421
5.15%, 08/04/35	935	934,285
5.15%, 03/19/36(a)	690	687,764
5.25%, 04/21/32(a)	650	661,945
Cargill, Inc.
1.70%, 02/02/31(b)	1,230	1,081,939
2.13%, 04/23/30(b)	1,613	1,474,402
2.13%, 11/10/31(b)	1,709	1,505,329
3.13%, 05/25/51(a)(b)	1,175	780,764
3.25%, 05/23/29(a)(b)	1,555	1,511,183
3.88%, 05/23/49(a)(b)	645	498,600
4.00%, 06/22/32(b)	1,290	1,240,966
4.13%, 10/23/30(b)	1,315	1,292,548
4.38%, 04/22/52(a)(b)	1,084	889,870
4.63%, 02/11/28(b)	1,190	1,197,196
4.75%, 04/24/33(a)(b)	1,035	1,032,503
4.76%, 11/23/45(b)	1,617	1,445,369
5.13%, 10/11/32(a)(b)	1,042	1,063,394
5.13%, 02/11/35(a)(b)	895	907,580
5.38%, 10/23/55(b)	1,015	967,582
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	2,479	2,421,389
4.50%, 06/30/28(b)	1,545	1,543,559
5.50%, 02/01/30(b)	2,580	2,645,185
5.63%, 07/01/35(b)	1,070	1,082,070
Security	Par (000)	Value
Agriculture (continued)
5.88%, 07/01/34(b)	$1,345	$1,387,347
6.13%, 07/27/27(b)	1,695	1,724,583
6.38%, 07/01/55(b)	930	947,710
Japan Tobacco, Inc.
4.85%, 05/15/28(b)	680	684,989
5.25%, 06/15/30(b)	1,115	1,140,537
5.85%, 06/15/35(b)	775	812,498
JT International Financial Services BV, 6.88%, 10/24/32(b)	750	826,114
Philip Morris International, Inc.
1.75%, 11/01/30	1,528	1,356,488
2.10%, 05/01/30	1,707	1,558,437
3.13%, 08/17/27	923	911,518
3.13%, 03/02/28	951	931,680
3.38%, 08/15/29	1,765	1,708,338
3.88%, 10/27/28	1,360	1,346,429
3.88%, 08/21/42	964	786,803
4.00%, 10/29/30	1,615	1,580,997
4.13%, 04/28/28	1,635	1,627,871
4.13%, 04/27/29	720	713,409
4.13%, 03/04/43	1,528	1,284,994
4.25%, 10/29/32	1,600	1,553,617
4.25%, 11/10/44	2,380	1,997,840
4.38%, 11/01/27	340	340,742
4.38%, 04/30/30	1,748	1,736,184
4.38%, 11/15/41	1,620	1,421,840
4.50%, 03/20/42	1,522	1,341,836
4.63%, 11/01/29	1,415	1,422,235
4.63%, 10/29/35(a)	1,520	1,471,313
4.75%, 11/01/31	490	492,237
4.88%, 02/15/28	3,285	3,313,753
4.88%, 02/13/29(a)	2,162	2,185,209
4.88%, 04/30/35(a)	1,200	1,185,302
4.88%, 04/29/36	955	937,505
4.88%, 11/15/43	1,405	1,281,738
4.90%, 11/01/34	1,510	1,504,388
5.13%, 11/17/27	3,316	3,354,488
5.13%, 02/15/30(a)	3,893	3,966,778
5.13%, 02/13/31	2,410	2,462,849
5.25%, 09/07/28	1,350	1,375,464
5.25%, 02/13/34	3,200	3,259,270
5.38%, 02/15/33	5,040	5,189,479
5.50%, 09/07/30	1,194	1,234,935
5.63%, 11/17/29	2,105	2,177,757
5.63%, 09/07/33	1,840	1,921,935
5.75%, 11/17/32	2,900	3,044,032
6.38%, 05/16/38	3,230	3,543,485
Reynolds American, Inc.
5.70%, 08/15/35	1,543	1,591,780
5.85%, 08/15/45	2,931	2,886,352
6.15%, 09/15/43	1,131	1,148,639
7.25%, 06/15/37	830	948,652
		217,628,624
Airlines — 0.1%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(b)	1,165	1,154,532
5.31%, 10/20/31(b)	1,230	1,208,399
Delta Air Lines, Inc.
3.75%, 10/28/29	1,215	1,174,672
4.38%, 04/19/28	1,155	1,149,002
4.95%, 07/10/28	2,780	2,793,733

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
5.25%, 07/10/30	$1,150	$1,162,932
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)(b)	4,771	4,774,881
Southwest Airlines Co.
2.63%, 02/10/30	1,996	1,845,943
3.45%, 11/16/27	254	249,904
4.38%, 11/15/28	2,220	2,204,957
5.13%, 06/15/27	3,268	3,288,084
5.25%, 11/15/35	1,265	1,226,045
United Airlines, Inc., 4.63%, 04/15/29(b)	1,280	1,262,503
		23,495,587
Apparel — 0.1%
Gildan Activewear, Inc.
4.70%, 10/07/30(b)	1,075	1,062,894
5.40%, 10/07/35(b)	1,035	1,016,765
NIKE, Inc.
2.85%, 03/27/30	2,920	2,759,021
3.25%, 03/27/40	1,954	1,556,345
3.38%, 11/01/46	716	519,538
3.38%, 03/27/50(a)	2,070	1,464,760
3.63%, 05/01/43	1,345	1,058,972
3.88%, 11/01/45(a)	2,383	1,893,272
PVH Corp., 5.50%, 06/13/30(a)	605	613,202
Ralph Lauren Corp.
2.95%, 06/15/30	1,616	1,518,976
5.00%, 06/15/32	95	96,244
Tapestry, Inc.
3.05%, 03/15/32	785	710,409
4.13%, 07/15/27	567	565,015
5.10%, 03/11/30	620	626,657
5.50%, 03/11/35	570	574,561
		16,036,631
Auto Manufacturers — 2.7%
American Honda Finance Corp.
1.80%, 01/13/31(a)	1,265	1,106,215
2.00%, 03/24/28(a)	1,534	1,466,816
2.25%, 01/12/29	1,405	1,324,367
3.50%, 02/15/28	912	897,534
4.15%, 01/08/29	1,445	1,430,061
4.25%, 09/01/28	1,640	1,630,247
4.40%, 09/05/29	1,395	1,382,139
4.45%, 10/22/27	1,395	1,395,173
4.45%, 01/08/31(a)	1,165	1,144,904
4.50%, 09/04/30	1,255	1,239,140
4.55%, 07/09/27(a)	475	475,850
4.55%, 03/03/28	1,610	1,611,260
4.60%, 04/17/30(a)	1,430	1,420,028
4.70%, 01/12/28	1,070	1,073,880
4.80%, 03/05/30	1,050	1,050,099
4.85%, 10/23/31	1,305	1,302,187
4.90%, 07/09/27	1,020	1,026,384
4.90%, 03/13/29(a)	1,625	1,637,561
4.90%, 01/10/34(a)	1,411	1,391,923
5.05%, 07/10/31	1,390	1,399,399
5.10%, 01/08/36(a)	920	906,676
5.13%, 07/07/28	1,515	1,531,393
5.15%, 07/09/32	1,309	1,318,300
5.20%, 03/05/35(a)	1,075	1,073,950
5.65%, 11/15/28	1,780	1,824,814
5.85%, 10/04/30(a)	1,000	1,038,813
Security	Par (000)	Value
Auto Manufacturers (continued)
Series A, 4.55%, 04/10/28	$345	$344,938
Series A, 4.90%, 04/10/31	875	872,870
Series A, 5.20%, 04/08/33(a)	210	211,067
BMW Finance NV, 2.85%, 08/14/29(a)(b)	1,260	1,195,064
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	675	584,491
2.55%, 04/01/31(a)(b)	900	812,430
3.63%, 04/18/29(a)(b)	1,530	1,490,607
3.70%, 04/01/32(b)	1,080	1,013,766
3.75%, 04/12/28(b)	1,466	1,449,459
3.95%, 08/14/28(a)(b)	1,683	1,663,805
4.15%, 08/11/27(b)	245	244,661
4.15%, 04/09/30(b)	1,790	1,752,654
4.30%, 03/17/28(a)(b)	800	798,613
4.40%, 03/19/29(b)	880	877,917
4.50%, 08/11/30(a)(b)	900	891,772
4.60%, 08/13/27(b)	950	953,631
4.65%, 08/13/29(b)	1,190	1,189,232
4.65%, 03/19/31(b)	1,200	1,192,648
4.75%, 03/21/28(a)(b)	1,500	1,508,589
4.85%, 08/13/31(b)	960	960,676
4.90%, 04/02/29(a)(b)	1,985	2,001,710
5.00%, 03/19/33(b)	1,120	1,117,263
5.05%, 08/11/28(a)(b)	1,680	1,698,435
5.05%, 03/21/30(b)	1,115	1,127,231
5.15%, 08/11/33(b)	1,475	1,490,079
5.15%, 04/02/34(a)(b)	980	980,238
5.20%, 08/11/35(a)(b)	1,085	1,082,460
5.40%, 03/21/35(a)(b)	1,110	1,123,965
Cummins, Inc.
1.50%, 09/01/30	1,450	1,286,464
2.60%, 09/01/50	1,363	822,775
4.25%, 05/09/28	565	565,113
4.70%, 02/15/31	1,625	1,636,036
4.88%, 10/01/43	1,060	999,694
4.90%, 02/20/29	875	887,603
5.15%, 02/20/34	1,840	1,875,042
5.30%, 05/09/35	1,630	1,666,499
5.45%, 02/20/54(a)	1,795	1,763,214
7.13%, 03/01/28	360	376,845
Daimler Truck Finance North America LLC
2.38%, 12/14/28(a)(b)	1,650	1,562,567
2.50%, 12/14/31(b)	970	857,061
4.15%, 01/12/29(a)(b)	1,385	1,369,300
4.30%, 08/12/27(b)	435	434,377
4.50%, 04/12/31(a)(b)	2,210	2,169,923
4.65%, 10/12/30(b)	900	893,994
4.95%, 01/13/28(a)(b)	705	710,363
5.00%, 10/12/32(b)	650	647,295
5.13%, 09/25/27(b)	1,290	1,301,804
5.13%, 01/19/28(b)	1,620	1,635,191
5.13%, 09/25/29(b)	745	753,419
5.25%, 01/13/30(b)	1,955	1,987,148
5.38%, 01/13/32(b)	740	753,007
5.38%, 01/18/34(b)	1,020	1,026,513
5.38%, 06/25/34(a)(b)	980	987,357
5.40%, 09/20/28(a)(b)	940	956,821
5.50%, 09/20/33(a)(b)	990	1,010,169
5.63%, 01/13/35(b)	975	994,590
Ford Holdings LLC, 9.30%, 03/01/30	480	536,773

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Co.
3.25%, 02/12/32	$6,265	$5,559,247
4.75%, 01/15/43	3,537	2,819,224
5.29%, 12/08/46(a)	2,415	2,023,286
6.10%, 08/19/32(a)	4,290	4,402,461
6.63%, 10/01/28	635	657,812
7.40%, 11/01/46(a)	885	943,127
7.45%, 07/16/31(a)	1,585	1,733,646
9.63%, 04/22/30	1,055	1,207,467
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,290	1,246,883
2.90%, 02/10/29	2,153	2,031,541
3.63%, 06/17/31	1,405	1,291,816
3.82%, 11/02/27	1,580	1,556,576
4.00%, 11/13/30	3,575	3,377,617
4.13%, 08/17/27	2,115	2,098,617
4.97%, 04/06/29	1,850	1,838,185
5.11%, 05/03/29	2,815	2,806,536
5.30%, 09/06/29	1,765	1,767,369
5.42%, 04/09/31(a)	3,020	3,010,484
5.73%, 09/05/30	2,320	2,346,562
5.75%, 04/06/33(a)	1,600	1,596,227
5.80%, 03/08/29	3,075	3,120,454
5.87%, 10/31/35(a)	420	413,909
5.88%, 11/07/29	2,511	2,550,151
5.92%, 03/20/28	2,065	2,095,694
6.05%, 03/05/31	1,970	2,015,275
6.05%, 11/05/31	2,080	2,119,554
6.13%, 03/08/34	3,880	3,938,196
6.47%, 05/22/36(a)	2,285	2,343,930
6.50%, 02/07/35(a)	2,530	2,610,290
6.53%, 03/19/32	1,035	1,073,898
6.80%, 05/12/28	3,155	3,252,755
6.80%, 11/07/28	2,675	2,772,915
7.12%, 11/07/33(a)	2,760	2,959,183
7.20%, 06/10/30	1,775	1,881,877
7.35%, 11/04/27	2,450	2,527,519
7.35%, 03/06/30	2,465	2,625,110
General Motors Co.
4.20%, 10/01/27	1,019	1,015,897
5.00%, 10/01/28	1,702	1,715,894
5.00%, 04/01/35(a)	1,555	1,514,475
5.15%, 04/01/38	2,143	2,042,167
5.20%, 04/01/45	2,648	2,354,597
5.35%, 04/15/28(a)	1,638	1,659,925
5.40%, 10/15/29	2,070	2,115,844
5.40%, 04/01/48(a)	1,398	1,257,740
5.60%, 10/15/32(a)	2,735	2,822,646
5.63%, 04/15/30	1,370	1,410,112
5.95%, 04/01/49(a)	2,015	1,938,557
6.25%, 04/15/35(a)	750	788,696
6.25%, 10/02/43(a)	1,645	1,657,306
6.60%, 04/01/36	2,593	2,789,196
6.75%, 04/01/46(a)	1,549	1,637,003
6.80%, 10/01/27	1,363	1,399,395
General Motors Financial Co., Inc.
2.35%, 01/08/31	2,339	2,096,489
2.40%, 04/10/28	1,836	1,766,773
2.40%, 10/15/28	1,455	1,383,638
2.70%, 08/20/27	1,409	1,380,141
2.70%, 06/10/31	1,892	1,706,635
Security	Par (000)	Value
Auto Manufacturers (continued)
3.10%, 01/12/32	$2,145	$1,942,693
3.60%, 06/21/30	2,147	2,052,743
3.85%, 01/05/28	544	539,034
4.20%, 10/27/28	2,281	2,264,029
4.30%, 04/06/29	1,985	1,964,580
4.60%, 01/08/31(a)	1,360	1,346,785
4.75%, 04/06/29	1,090	1,092,673
4.90%, 10/06/29	2,160	2,172,527
5.00%, 07/15/27(a)	675	679,288
5.05%, 04/04/28	2,460	2,480,721
5.35%, 07/15/27	1,495	1,510,215
5.35%, 01/07/30	2,445	2,492,638
5.45%, 07/15/30	1,946	1,992,808
5.45%, 09/06/34	1,870	1,881,806
5.45%, 01/08/36(a)	310	309,397
5.55%, 07/15/29	2,685	2,748,046
5.60%, 06/18/31	1,640	1,687,180
5.63%, 04/04/32	1,430	1,468,520
5.65%, 01/17/29	863	882,522
5.75%, 02/08/31	2,247	2,325,929
5.80%, 06/23/28(a)	2,495	2,550,108
5.80%, 01/07/29	2,210	2,272,674
5.85%, 04/06/30(a)	1,955	2,027,277
5.90%, 01/07/35	1,945	2,006,433
5.95%, 04/04/34	2,252	2,338,477
6.00%, 01/09/28	2,145	2,190,131
6.10%, 01/07/34	3,064	3,211,588
6.15%, 07/15/35(a)	1,550	1,620,154
6.40%, 01/09/33(a)	1,903	2,031,443
Honda Motor Co. Ltd.
2.97%, 03/10/32	1,765	1,590,845
4.44%, 07/08/28	1,805	1,802,386
4.69%, 07/08/30	2,395	2,384,098
5.34%, 07/08/35(a)	1,725	1,732,527
Hyundai Capital America
1.80%, 01/10/28(b)	1,255	1,201,113
2.00%, 06/15/28(b)	2,246	2,131,919
2.10%, 09/15/28(b)	975	921,536
2.38%, 10/15/27(a)(b)	1,230	1,195,411
4.25%, 09/18/28(b)	1,830	1,814,876
4.25%, 01/08/29(b)	2,080	2,057,062
4.30%, 09/24/27(b)	1,695	1,690,634
4.50%, 09/18/30(b)	1,470	1,447,547
4.55%, 09/26/29(a)(b)	1,610	1,604,053
4.55%, 01/08/31(a)(b)	1,680	1,654,223
4.60%, 04/06/28(b)	675	674,575
4.75%, 04/06/29(a)(b)	740	741,154
4.75%, 09/26/31(a)(b)	645	639,497
4.80%, 01/10/33(b)	1,120	1,099,200
4.88%, 06/23/27(b)	385	386,657
4.88%, 11/01/27(a)(b)	1,605	1,611,561
4.90%, 06/23/28(b)	2,305	2,316,093
5.00%, 01/07/28(b)	1,520	1,529,166
5.00%, 04/07/31(b)	1,080	1,082,266
5.10%, 06/24/30(b)	885	892,992
5.15%, 03/27/30(b)	1,190	1,202,752
5.28%, 06/24/27(a)(b)	1,635	1,648,855
5.30%, 01/08/29(b)	1,135	1,151,092
5.30%, 06/24/29(b)	1,500	1,524,111
5.30%, 01/08/30(b)	1,795	1,824,260
5.35%, 03/19/29(a)(b)	900	914,428

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 01/08/31(b)	$1,105	$1,125,307
5.40%, 06/24/31(b)	1,735	1,766,956
5.40%, 03/29/32(b)	735	748,544
5.40%, 06/23/32(b)	820	836,314
5.60%, 03/30/28(b)	1,845	1,874,895
5.68%, 06/26/28(b)	2,100	2,141,921
5.70%, 06/26/30(a)(b)	1,170	1,203,823
5.80%, 04/01/30(a)(b)	954	983,784
6.10%, 09/21/28(a)(b)	1,575	1,623,276
6.20%, 09/21/30(a)(b)	1,310	1,371,203
6.38%, 04/08/30(a)(b)	1,530	1,606,043
6.50%, 01/16/29(b)	1,300	1,356,170
Hyundai Capital Services, Inc.
3.63%, 08/29/27(b)	305	301,754
5.13%, 02/05/29(b)	300	303,628
5.25%, 01/22/28(b)	1,095	1,106,181
Kia Corp., 3.50%, 10/25/27(b)	685	676,503
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(b)	925	834,702
2.63%, 03/10/30(a)(b)	635	590,834
3.10%, 08/15/29(b)	928	886,241
3.75%, 02/22/28(a)(b)	1,621	1,601,829
4.13%, 03/10/28(b)	450	447,411
4.25%, 03/10/29(b)	1,335	1,323,142
4.30%, 02/22/29(b)	1,235	1,225,056
4.50%, 03/10/31(a)(b)	905	894,486
4.75%, 08/01/27(b)	1,280	1,286,920
4.75%, 03/31/28(b)	1,050	1,054,699
4.80%, 03/30/28(b)	1,755	1,764,622
4.80%, 08/01/29(b)	1,590	1,597,710
4.85%, 01/11/29(a)(b)	1,860	1,871,874
4.90%, 11/15/27(b)	1,165	1,173,925
5.00%, 04/01/30(a)(b)	1,750	1,766,325
5.00%, 01/11/34(b)	990	979,146
5.05%, 08/03/33(a)(b)	1,655	1,654,934
5.10%, 08/03/28(a)(b)	1,700	1,720,876
5.10%, 11/15/29(b)	955	967,862
5.13%, 08/01/34(a)(b)	1,620	1,609,970
5.25%, 11/29/27(b)	620	627,602
5.45%, 04/01/35(a)(b)	640	649,290
8.50%, 01/18/31	2,787	3,213,973
PACCAR Financial Corp.
3.90%, 02/05/29	365	362,830
4.00%, 08/08/28	485	483,666
4.00%, 09/26/29	1,185	1,178,802
4.25%, 06/23/27	600	601,651
4.45%, 08/06/27	1,095	1,100,757
4.55%, 03/03/28	1,030	1,036,887
4.55%, 05/08/30(a)	555	559,465
4.60%, 01/10/28	820	825,716
4.60%, 01/31/29(a)	1,240	1,256,018
4.95%, 08/10/28	490	497,244
5.00%, 03/22/34	535	541,912
Series R, 4.00%, 11/07/28	1,055	1,051,972
Stellantis Finance U.S., Inc.
2.69%, 09/15/31(b)	1,430	1,232,833
5.35%, 03/17/28(a)(b)	975	980,180
5.63%, 01/12/28(a)(b)	1,075	1,086,689
5.75%, 03/18/30(a)(b)	1,360	1,366,151
6.38%, 09/12/32(b)	1,831	1,864,187
6.45%, 03/18/35(a)(b)	1,705	1,719,749
Security	Par (000)	Value
Auto Manufacturers (continued)
Stellantis Financial Services U.S. Corp.
5.40%, 06/15/29(b)	$1,030	$1,032,603
5.80%, 06/15/31(b)	1,030	1,031,980
Toyota Motor Corp.
2.36%, 03/25/31(a)	861	781,466
2.76%, 07/02/29	685	653,756
3.67%, 07/20/28(a)	880	870,299
4.19%, 06/30/27(a)	775	775,284
4.45%, 06/30/30	530	530,099
5.05%, 06/30/35(a)	725	733,869
5.12%, 07/13/28	1,095	1,113,712
5.12%, 07/13/33(a)	875	896,800
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	1,137	1,099,094
1.65%, 01/10/31	1,180	1,037,197
1.90%, 04/06/28	1,256	1,206,322
1.90%, 09/12/31	953	831,418
2.15%, 02/13/30	1,817	1,673,340
2.40%, 01/13/32	565	502,571
3.05%, 01/11/28	706	694,401
3.38%, 04/01/30	2,542	2,439,944
3.65%, 01/08/29(a)	855	841,198
4.05%, 09/05/28	1,340	1,334,216
4.35%, 10/08/27	1,755	1,760,753
4.45%, 06/29/29	1,140	1,141,682
4.55%, 09/20/27	1,458	1,465,271
4.55%, 08/09/29	1,915	1,921,789
4.55%, 05/17/30(a)	1,300	1,302,592
4.60%, 10/10/31(a)	1,183	1,182,125
4.63%, 01/12/28(a)	1,653	1,665,811
4.65%, 01/05/29	1,500	1,511,415
4.65%, 09/03/32	1,150	1,143,009
4.70%, 01/12/33	995	993,014
4.80%, 05/15/30(a)	1,520	1,534,933
4.80%, 01/05/34	1,450	1,443,665
4.95%, 01/09/30	1,450	1,472,341
5.05%, 05/16/29	1,485	1,512,960
5.10%, 03/21/31	1,735	1,771,958
5.25%, 09/11/28	1,480	1,510,729
5.35%, 01/09/35	1,395	1,432,343
5.45%, 11/10/27	1,225	1,247,648
5.55%, 11/20/30	2,280	2,370,808
Series B, 3.75%, 01/12/28(a)	1,028	1,021,978
Series B, 4.05%, 03/13/29	1,560	1,547,363
Series B, 4.20%, 01/10/31(a)	1,465	1,444,611
Series B, 4.25%, 05/12/28(a)	1,525	1,528,006
Series B, 4.55%, 05/14/31	1,525	1,520,165
Series B, 4.60%, 03/11/33	2,465	2,428,555
Series B, 4.80%, 01/11/36(a)	1,340	1,317,216
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	916	876,621
3.75%, 05/13/30(a)(b)	1,160	1,108,199
4.35%, 06/08/27(b)	2,050	2,047,824
4.45%, 09/11/27(b)	260	259,680
4.55%, 09/11/28(a)(b)	400	398,271
4.60%, 06/08/29(b)	1,290	1,280,423
4.75%, 11/13/28(b)	2,514	2,512,391
4.85%, 08/15/27(b)	780	782,713
4.85%, 09/11/30(b)	960	953,744
4.95%, 08/15/29(b)	1,230	1,233,623
5.05%, 03/27/28(b)	2,425	2,439,594

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.25%, 03/22/29(a)(b)	$1,825	$1,844,068
5.35%, 03/27/30(b)	1,160	1,176,576
5.60%, 03/22/34(a)(b)	960	968,986
5.65%, 09/12/28(a)(b)	2,110	2,148,245
5.65%, 03/25/32(b)	1,055	1,073,384
5.80%, 03/27/35(b)	800	812,538
5.90%, 09/12/33(a)(b)	1,110	1,145,056
6.20%, 11/16/28(a)(b)	1,655	1,708,369
6.45%, 11/16/30(a)(b)	1,545	1,630,869
		464,004,091
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51(a)	3,086	1,902,681
3.25%, 03/01/32(a)	45	41,502
4.15%, 05/01/52(a)	1,765	1,313,625
BorgWarner, Inc.
2.65%, 07/01/27	1,694	1,664,278
4.38%, 03/15/45(a)	1,084	901,067
4.95%, 08/15/29	565	571,498
5.40%, 08/15/34(a)	745	759,619
Denso Corp.
4.28%, 09/17/30(b)	900	888,032
4.42%, 09/11/29(b)	815	811,328
Lear Corp.
2.60%, 01/15/32	830	734,242
3.50%, 05/30/30	1,125	1,071,847
3.55%, 01/15/52(a)	795	539,016
3.80%, 09/15/27	407	404,042
4.25%, 05/15/29	444	438,529
5.25%, 05/15/49(a)	1,109	1,006,282
LG Energy Solution Ltd.
5.00%, 04/02/29(a)(b)	660	662,816
5.25%, 04/02/28(b)	865	871,901
5.25%, 04/02/31(b)	665	667,045
5.38%, 07/02/27(b)	585	589,538
5.38%, 07/02/29(b)	730	740,888
5.38%, 04/02/30(b)	915	925,054
5.50%, 07/02/34(b)	1,245	1,247,216
5.75%, 09/25/28(b)	560	572,449
5.88%, 04/02/35(b)	1,515	1,543,208
5.88%, 04/02/36(a)(b)	610	617,152
Magna International, Inc.
2.45%, 06/15/30	1,667	1,530,460
5.05%, 03/14/29(a)	1,230	1,246,465
5.50%, 03/21/33(a)	815	838,132
5.88%, 06/01/35(a)	580	605,737
Motherson Global Investments BV, 5.63%, 07/11/29(b)	150	151,878
Toyota Industries Corp., 3.57%, 03/16/28(b)	285	279,549
		26,137,076
Banks — 20.9%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)(d)	3,050	2,894,247
3.32%, 03/13/37, (5-year CMT + 1.90%)(a)(b)(d)	1,737	1,569,240
4.20%, 07/07/28(b)	450	447,794
4.20%, 02/26/31(b)	650	637,373
4.83%, 02/26/36(b)	1,185	1,154,360
4.99%, 12/03/28, (1-year CMT + 0.78%)(b)(d)	1,375	1,383,111
Security	Par (000)	Value
Banks (continued)
5.52%, 12/03/35, (1-year CMT + 1.25%)(b)(d)	$1,285	$1,304,909
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(b)(d)	1,085	1,101,627
5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(b)(d)	1,420	1,472,778
6.61%, 09/13/29, (1-day SOFR + 2.33%)(b)(d)	1,480	1,542,730
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(b)(d)	1,035	1,043,850
5.90%, 07/10/34, (5-year CMT + 1.50%)(b)(d)	890	914,220
ANZ New Zealand International Ltd.
2.55%, 02/13/30(b)	385	359,668
3.45%, 07/17/27(a)(b)	832	825,161
3.45%, 01/21/28(b)	897	885,294
5.36%, 08/14/28(b)	1,450	1,480,552
ANZ New Zealand International Ltd./London, 4.00%, 01/22/29(b)	470	465,061
ASB Bank Ltd.
2.38%, 10/22/31(b)	1,260	1,120,215
4.16%, 10/29/30(b)	330	324,205
5.28%, 06/17/32, (5-year CMT + 2.25%)(a)(b)(d)	805	808,671
5.40%, 11/29/27(a)(b)	1,310	1,330,901
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(a)(b)(d)	2,728	2,446,147
5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)(d)	2,150	2,122,112
5.73%, 09/18/34, (5-year CMT + 1.62%)(b)(d)	1,765	1,804,507
5.82%, 06/18/36, (1-year CMT + 1.35%)(b)(d)	2,005	2,048,273
6.74%, 12/08/32(a)(b)	2,605	2,813,346
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	1,520	1,516,143
4.62%, 12/16/29(a)	1,545	1,562,906
4.90%, 07/16/27	1,155	1,166,278
Series A, 3.92%, 12/08/28	975	967,205
Series A, 4.36%, 06/18/28	1,440	1,443,963
Banco BBVA Peru SA, 6.20%, 06/07/34, (5-year CMT + 2.00%)(b)(d)	15	15,337
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29(a)	1,440	1,422,031
4.97%, 05/08/31	1,400	1,399,863
5.13%, 03/03/36	3,130	3,045,132
5.38%, 03/13/29	1,335	1,365,979
6.03%, 03/13/35, (1-year CMT + 1.95%)(d)	750	783,055
6.14%, 09/14/28, (1-year CMT + 2.70%)(d)	950	970,675
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)(d)	1,020	1,160,023
Banco de Chile, 2.99%, 12/09/31(b)	365	333,181
Banco de Credito del Peru SA
5.65%, 01/15/37, (5-year CMT + 1.96%)(b)(d)	10	9,930
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(b)(d)	620	619,070
5.85%, 01/11/29(b)	840	864,337
6.45%, 07/30/35, (5-year CMT + 2.49%)(b)(d)	340	349,010
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)(b)	700	637,125
3.50%, 10/12/27(b)	957	946,656
Banco General SA, 4.13%, 08/07/27(b)	515	511,627
Banco Nacional de Panama, 2.50%, 08/11/30(b)	1,541	1,372,319
Banco Santander Chile
3.18%, 10/26/31(b)	210	193,931

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.55%, 11/20/30(b)	$25	$24,688
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	485	489,850
Banco Santander SA
2.75%, 12/03/30	3,910	3,534,946
2.96%, 03/25/31(a)	1,620	1,485,542
3.23%, 11/22/32, (1-year CMT + 1.60%)(d)	1,425	1,288,866
3.31%, 06/27/29	1,900	1,831,291
3.49%, 05/28/30	1,867	1,777,608
3.80%, 02/23/28	1,707	1,686,783
4.38%, 04/12/28	2,220	2,213,200
4.55%, 11/06/30	1,255	1,235,740
4.60%, 04/15/29	1,345	1,340,379
4.87%, 04/15/31	1,630	1,620,691
5.13%, 11/06/35	1,445	1,418,358
5.29%, 08/18/27	2,310	2,333,339
5.37%, 07/15/28, (1-year CMT + 0.95%)(d)	2,895	2,924,790
5.44%, 07/15/31	2,460	2,528,702
5.44%, 04/15/36	2,615	2,613,627
5.54%, 03/14/30, (1-year CMT + 1.45%)(d)	2,045	2,084,672
5.57%, 01/17/30	1,959	2,006,791
5.59%, 08/08/28	2,195	2,242,793
6.03%, 01/17/35	1,695	1,776,764
6.35%, 03/14/34	2,108	2,231,303
6.61%, 11/07/28	2,270	2,376,502
6.92%, 08/08/33	4,645	5,047,609
6.94%, 11/07/33	2,605	2,922,817
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(b)(d)	1,245	1,130,239
4.30%, 06/15/27(b)	765	763,766
4.45%, 09/19/28(b)	465	463,657
4.51%, 11/26/30(b)	655	648,355
5.08%, 11/26/35(b)	975	960,819
5.30%, 09/21/28(a)(b)	1,055	1,071,044
5.50%, 09/21/33(b)	1,670	1,708,208
5.65%, 07/05/34(b)	1,230	1,265,065
6.06%, 03/25/40, (5-year CMT + 1.78%)(b)(d)	1,255	1,275,700
9.03%, 03/15/29(a)(b)	285	314,629
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(d)	5,597	5,001,284
1.92%, 10/24/31, (1-day SOFR + 1.37%)(d)	5,203	4,617,659
2.09%, 06/14/29, (1-day SOFR + 1.06%)(d)	5,825	5,547,975
2.30%, 07/21/32, (1-day SOFR + 1.22%)(d)	7,350	6,503,799
2.48%, 09/21/36, (5-year CMT + 1.20%)(d)	4,014	3,502,891
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(d)	7,497	6,938,962
2.57%, 10/20/32, (1-day SOFR + 1.21%)(d)	5,903	5,262,107
2.59%, 04/29/31, (1-day SOFR + 2.15%)(d)	6,357	5,880,235
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	8,826	6,402,189
2.69%, 04/22/32, (1-day SOFR + 1.32%)(d)	8,632	7,836,211
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	2,362	1,482,192
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(d)	4,118	3,896,213
2.97%, 02/04/33, (1-day SOFR + 1.33%)(d)	7,505	6,786,132
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(d)	3,620	2,339,001
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(d)	5,322	5,099,228
3.25%, 10/21/27	4,903	4,850,180
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	6,653	5,150,501
Security	Par (000)	Value
Banks (continued)
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(d)	$15,137	$14,901,144
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(a)(d)	3,734	3,701,685
3.85%, 03/08/37, (5-year CMT + 2.00%)(d)	4,217	3,928,194
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(d)	2,818	2,212,974
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(d)	7,001	6,936,889
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(d)	5,741	5,649,093
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	2,980	2,612,204
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	10,736	8,481,424
4.10%, 01/23/29(a)	125	123,554
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	3,952	3,621,008
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(d)	5,956	5,920,613
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	4,743	3,919,230
4.35%, 02/10/31(a)	155	153,257
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	3,797	3,235,116
4.46%, 02/06/32, (1-day SOFR + 0.87%)(d)	6,470	6,371,379
4.48%, 04/23/30, (1-day SOFR + 0.87%)(d)	6,710	6,680,246
4.57%, 04/27/33, (1-day SOFR + 1.83%)(d)	7,770	7,633,034
4.62%, 05/09/29, (1-day SOFR + 1.11%)(d)	4,940	4,951,709
4.70%, 04/23/32, (1-day SOFR + 1.04%)(d)	7,000	6,957,649
4.88%, 04/01/44	1,182	1,097,708
4.95%, 07/22/28, (1-day SOFR + 2.04%)(d)	5,505	5,539,936
4.98%, 01/24/29, (1-day SOFR + 0.83%)(d)	7,510	7,569,078
5.00%, 01/21/44	3,368	3,164,946
5.02%, 07/22/33, (1-day SOFR + 2.16%)(d)	9,060	9,108,025
5.05%, 02/06/37, (1-day SOFR + 1.13%)(d)	6,745	6,649,180
5.16%, 01/24/31, (1-day SOFR + 1.00%)(d)	5,800	5,897,926
5.20%, 04/25/29, (1-day SOFR + 1.63%)(d)	6,880	6,966,286
5.29%, 04/25/34, (1-day SOFR + 1.91%)(d)	9,008	9,152,216
5.43%, 08/15/35, (1-day SOFR + 1.91%)(d)	4,230	4,249,242
5.46%, 05/09/36, (1-day SOFR + 1.64%)(d)	3,745	3,824,935
5.47%, 01/23/35, (1-day SOFR + 1.65%)(d)	9,410	9,622,515
5.49%, 04/23/37, (1-day SOFR + 1.57%)(d)	2,610	2,598,020
5.51%, 01/24/36, (1-day SOFR + 1.31%)(d)	6,245	6,397,688
5.52%, 10/25/35, (1-day SOFR + 1.74%)(d)	6,580	6,630,315
5.74%, 02/12/36, (1-day SOFR + 1.70%)(d)	4,590	4,692,425
5.82%, 09/15/29, (1-day SOFR + 1.57%)(d)	5,330	5,473,303
5.87%, 09/15/34, (1-day SOFR + 1.84%)(d)	7,250	7,599,439
5.88%, 02/07/42	3,243	3,359,824
6.11%, 01/29/37	3,994	4,217,437
6.20%, 11/10/28, (1-day SOFR + 1.99%)(d)	7,075	7,250,275
7.75%, 05/14/38	2,983	3,561,549
Series L, 4.18%, 11/25/27	3,082	3,072,915
Series L, 4.75%, 04/21/45(a)	1,684	1,483,505
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(d)	4,229	3,840,629
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	2,633	1,870,270
Bank of America N.A., 6.00%, 10/15/36	2,368	2,511,603

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Ireland Group PLC
5.00%, 11/12/32, (1-day SOFR Index + 1.16%)(b)(d)	$1,020	$1,019,154
5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)(d)	1,020	1,041,636
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(d)	2,342	2,094,287
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(d)	5,318	5,235,315
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(d)	4,415	4,394,071
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(d)	1,875	1,847,941
4.55%, 06/02/29(d)	1,000	1,000,578
4.64%, 09/10/30, (1-day SOFR + 1.25%)(d)	2,650	2,653,173
4.88%, 06/02/32(d)	1,000	1,001,115
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(d)	2,335	2,355,658
5.20%, 02/01/28	2,185	2,213,539
5.30%, 06/02/37(d)	1,000	1,001,519
5.37%, 06/04/27	450	455,388
5.51%, 06/04/31	2,155	2,231,970
5.72%, 09/25/28	1,880	1,931,392
7.30%, 11/26/84, (5-year CMT + 3.01%)(d)	790	829,004
7.70%, 05/26/84, (5-year CMT + 3.45%)(d)	1,840	1,925,549
Series 6, 6.88%, 11/26/85, (5-year CMT + 2.98%)(d)	1,700	1,729,260
Series H, 4.70%, 09/14/27(a)	1,680	1,687,953
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)(d)	2,325	2,311,153
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(d)	1,955	1,925,263
Bank of New York Mellon (The), 4.73%, 04/20/29, (1-day SOFR + 1.14%)(d)	1,845	1,858,549
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	925	876,281
1.65%, 01/28/31(a)	1,137	1,004,499
1.80%, 07/28/31	1,830	1,595,233
2.50%, 01/26/32	914	823,440
3.00%, 10/30/28	1,371	1,326,835
3.30%, 08/23/29	1,754	1,689,021
3.40%, 01/29/28	1,220	1,207,464
3.85%, 04/28/28(a)	1,601	1,593,605
3.85%, 04/26/29(a)	450	444,405
3.99%, 06/13/28, (1-day SOFR + 1.15%)(d)	1,000	997,895
4.03%, 01/22/30, (1-day SOFR + 0.63%)(d)	2,405	2,377,871
4.29%, 06/13/33, (1-day SOFR + 1.42%)(d)	1,897	1,840,388
4.44%, 06/09/28, (1-day SOFR + 0.68%)(d)	1,320	1,322,762
4.54%, 02/01/29, (1-day SOFR + 1.17%)(d)	1,625	1,630,415
4.54%, 04/23/32, (1-day SOFR + 0.90%)(d)	1,350	1,340,954
4.60%, 07/26/30, (1-day SOFR + 1.76%)(d)	875	877,123
4.71%, 02/01/34, (1-day SOFR + 1.51%)(d)	1,345	1,330,579
4.89%, 07/21/28, (1-day SOFR + 0.84%)(d)	1,340	1,348,966
4.94%, 02/11/31, (1-day SOFR + 0.89%)(d)	1,830	1,850,907
4.97%, 04/26/34, (1-day SOFR + 1.61%)(d)	1,855	1,858,146
4.98%, 03/14/30, (1-day SOFR + 1.09%)(d)	1,750	1,771,590
5.06%, 07/22/32, (1-day SOFR + 1.23%)(d)	1,395	1,418,745
5.09%, 04/23/37, (1-day SOFR + 1.18%)(d)	1,200	1,193,379
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)(d)	1,884	1,909,757
5.23%, 11/20/35, (1-day SOFR + 1.25%)(d)	1,960	1,990,313
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)(d)	1,045	1,061,947
Security	Par (000)	Value
Banks (continued)
5.61%, 07/21/39, (1-day SOFR + 1.77%)(d)	$845	$866,883
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(d)	2,540	2,591,775
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(d)	2,299	2,426,810
6.32%, 10/25/29, (1-day SOFR + 1.60%)(d)	525	546,671
6.47%, 10/25/34, (1-day SOFR + 1.85%)(d)	1,440	1,572,063
Series J, 1.90%, 01/25/29	1,332	1,251,554
Bank of New Zealand
2.87%, 01/27/32(b)	465	423,371
4.85%, 02/07/28(b)	1,280	1,290,855
5.08%, 01/30/29(b)	1,290	1,310,765
5.70%, 01/28/35, (5-year CMT + 1.30%)(b)(d)	410	418,097
Bank of Nova Scotia(The)
2.15%, 08/01/31	1,410	1,248,406
2.45%, 02/02/32	1,780	1,577,804
4.04%, 09/15/28, (1-day SOFR + 0.76%)(d)	3,530	3,513,172
4.25%, 02/02/30, (1-day SOFR + 0.73%)(d)	2,360	2,336,031
4.34%, 09/15/31, (1-day SOFR + 1.09%)(d)	1,600	1,573,754
4.40%, 09/08/28, (1-day SOFR + 1.00%)(d)	2,590	2,590,400
4.58%, 06/05/29, (1-day SOFR + 0.66%)(d)	1,550	1,550,286
4.59%, 05/04/37, (5-year CMT + 2.05%)(d)	2,099	2,016,830
4.74%, 11/10/32, (1-day SOFR + 1.44%)(d)	1,180	1,177,020
4.81%, 02/02/34, (1-day SOFR + 1.05%)(d)	2,040	2,013,663
4.85%, 02/01/30	2,245	2,264,812
4.90%, 06/05/32, (1-day SOFR + 0.97%)(d)	1,550	1,551,752
4.93%, 02/14/29, (1-day SOFR + 0.89%)(d)	2,165	2,182,648
5.13%, 02/14/31, (1-day SOFR + 1.07%)(d)	1,835	1,861,824
5.25%, 06/12/28	1,215	1,237,119
5.40%, 06/04/27	1,460	1,477,647
5.45%, 08/01/29	1,230	1,263,642
5.65%, 02/01/34	1,561	1,629,861
6.88%, 10/27/85, (5-year CMT + 2.73%)(d)	1,630	1,646,150
7.35%, 04/27/85, (5-year CMT + 2.90%)(d)	1,805	1,863,637
8.00%, 01/27/84, (5-year CMT + 4.02%)(d)	1,300	1,374,831
8.63%, 10/27/82, (5-year CMT + 4.39%)(d)	715	746,754
BankUnited, Inc., 5.13%, 06/11/30(a)	555	551,789
Banque Federative du Credit Mutuel SA
4.54%, 01/15/31(b)	965	951,389
4.59%, 10/16/28(b)	1,275	1,274,773
4.75%, 07/13/27(a)(b)	1,205	1,210,659
5.11%, 01/15/36(b)	735	721,667
5.19%, 02/16/28(b)	1,165	1,179,097
5.54%, 01/22/30(b)	1,105	1,133,410
5.79%, 07/13/28(b)	1,215	1,243,867
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(d)	1,803	1,654,722
2.67%, 03/10/32, (1-year CMT + 1.20%)(d)	2,467	2,223,461
2.89%, 11/24/32, (1-year CMT + 1.30%)(d)	1,745	1,562,476
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	1,920	1,439,429
3.56%, 09/23/35, (5-year CMT + 2.90%)(d)	2,473	2,319,809
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)(d)	1,805	1,425,149
4.22%, 05/24/30, (1-day SOFR + 0.93%)(d)	2,845	2,800,428
4.34%, 01/10/28(a)	2,525	2,520,263
4.48%, 11/11/29, (1-day SOFR + 1.08%)(d)	3,110	3,091,478
4.52%, 02/24/32, (1-day SOFR + 1.14%)(d)	1,800	1,762,263
4.84%, 05/09/28	4,029	4,037,325
4.84%, 09/10/28, (1-day SOFR + 1.34%)(d)	2,050	2,057,089
4.94%, 09/10/30, (1-day SOFR + 1.56%)(d)	2,775	2,785,143
4.95%, 01/10/47	2,840	2,535,678

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(d)	$3,218	$3,236,800
5.09%, 02/25/29, (1-day SOFR + 0.96%)(d)	2,195	2,212,108
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(d)	2,960	2,969,341
5.21%, 02/24/37, (1-day SOFR + 1.51%)(d)	2,415	2,351,173
5.25%, 08/17/45(a)	2,560	2,403,308
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)(d)	4,120	4,098,057
5.37%, 02/25/31, (1-day SOFR + 1.23%)(d)	2,906	2,953,506
5.50%, 08/09/28, (1-year CMT + 2.65%)(d)	3,160	3,191,612
5.69%, 03/12/30, (1-day SOFR + 1.74%)(d)	3,925	4,021,034
5.75%, 08/09/33, (1-year CMT + 3.00%)(d)	2,285	2,352,701
5.79%, 02/25/36, (1-day SOFR + 1.59%)(d)	3,725	3,800,916
5.86%, 08/11/46, (1-day SOFR + 1.83%)(d)	2,465	2,460,726
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(d)	1,545	1,603,927
6.22%, 05/09/34, (1-day SOFR + 2.98%)(d)	3,490	3,682,738
6.49%, 09/13/29, (1-day SOFR + 2.22%)(d)	2,115	2,195,609
6.69%, 09/13/34, (1-day SOFR + 2.62%)(d)	2,055	2,224,877
7.12%, 06/27/34, (1-day SOFR + 3.57%)(d)	2,640	2,889,854
7.39%, 11/02/28, (1-year CMT + 3.30%)(d)	3,805	3,946,521
7.44%, 11/02/33, (1-year CMT + 3.50%)(d)	4,012	4,488,096
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.25%, 09/10/29(b)	895	902,948
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	1,010	994,117
4.95%, 02/15/36(a)	660	642,458
5.00%, 12/06/34(a)	1,270	1,254,403
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(b)(d)	3,477	3,357,940
2.16%, 09/15/29, (1-day SOFR + 1.22%)(b)(d)	3,165	2,992,651
2.59%, 08/12/35, (5-year CMT + 2.05%)(b)(d)	2,084	1,880,260
2.82%, 01/26/41(a)(b)	1,839	1,294,040
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.39%)(b)(d)	4,217	3,833,453
3.05%, 01/13/31, (1-day SOFR + 1.51%)(b)(d)	4,040	3,796,767
3.13%, 01/20/33, (1-day SOFR + 1.56%)(b)(d)	2,355	2,127,569
3.50%, 11/16/27(a)(b)	2,415	2,388,860
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(b)(d)	1,945	1,925,883
4.40%, 08/14/28(b)	4,297	4,281,312
4.79%, 05/09/29, (1-day SOFR + 1.45%)(b)(d)	1,835	1,837,359
4.92%, 01/15/34, (1-day SOFR + 1.29%)(b)(d)	2,756	2,707,123
5.09%, 05/09/31, (1-day SOFR + 1.68%)(b)(d)	2,200	2,218,208
5.13%, 01/13/29, (1-year CMT + 1.45%)(b)(d)	4,585	4,625,813
5.18%, 01/09/30, (1-day SOFR + 1.52%)(b)(d)	3,020	3,059,625
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.83%)(a)(b)(d)	1,570	1,587,081
5.28%, 11/19/30, (1-day SOFR + 1.28%)(b)(d)	2,975	3,020,082
5.34%, 06/12/29, (1-year CMT + 1.50%)(b)(d)	3,145	3,189,861
5.50%, 05/20/30, (1-day SOFR + 1.59%)(b)(d)	2,525	2,576,866
5.74%, 02/20/35, (1-day SOFR + 1.88%)(a)(b)(d)	2,760	2,836,611
5.79%, 01/13/33, (1-day SOFR + 1.62%)(b)(d)	4,165	4,307,774
5.89%, 12/05/34, (1-day SOFR + 1.87%)(b)(d)	3,510	3,680,651
5.91%, 11/19/35, (1-day SOFR + 1.92%)(b)(d)	3,580	3,652,124
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(b)(d)	2,248	1,988,518
2.70%, 10/01/29(a)(b)	1,796	1,687,879
3.12%, 10/19/32, (1-day SOFR + 1.73%)(b)(d)	2,157	1,917,041
3.25%, 01/11/28(b)	1,450	1,423,776
Security	Par (000)	Value
Banks (continued)
3.50%, 10/23/27(b)	$2,230	$2,200,891
3.58%, 10/19/42, (1-day SOFR + 1.95%)(a)(b)(d)	1,615	1,208,006
3.65%, 01/14/37, (5-year CMT + 1.90%)(b)(d)	1,140	1,029,893
4.63%, 09/12/28(b)	1,400	1,399,130
4.75%, 07/19/27(a)(b)	1,297	1,302,579
4.76%, 01/13/32, (1-day SOFR + 1.27%)(b)(d)	2,030	2,005,944
5.13%, 01/18/28(a)(b)	1,135	1,147,269
5.18%, 06/02/32, (1-day SOFR + 1.22%)(b)(d)	1,750	1,753,726
5.28%, 05/30/29(a)(b)	1,195	1,218,598
5.39%, 05/28/31, (1-day SOFR + 1.58%)(b)(d)	1,550	1,570,540
5.42%, 01/13/37, (1-day SOFR + 1.57%)(a)(b)(d)	2,630	2,575,827
5.72%, 01/18/30, (1-day SOFR + 1.96%)(b)(d)	1,965	2,007,594
5.75%, 07/19/33, (1-day SOFR + 2.87%)(b)(d)	2,021	2,065,868
5.77%, 06/02/37, (1-day SOFR + 1.63%)(b)(d)	1,250	1,257,022
5.88%, 01/14/31, (1-day SOFR + 1.68%)(b)(d)	2,485	2,557,329
5.94%, 05/30/35, (1-day SOFR + 1.85%)(b)(d)	2,460	2,525,661
6.03%, 05/28/36, (1-day SOFR + 1.96%)(a)(b)(d)	2,050	2,103,963
6.29%, 01/14/36, (1-day SOFR + 2.04%)(b)(d)	2,780	2,907,985
6.35%, 01/13/47, (1-day SOFR + 2.11%)(a)(b)(d)	1,195	1,167,619
6.51%, 01/18/35, (1-day SOFR + 2.79%)(a)(b)(d)	1,675	1,742,213
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)(d)	2,335	2,438,901
6.92%, 01/14/46, (1-day SOFR + 2.61%)(b)(d)	1,785	1,852,106
7.00%, 10/19/34, (1-day SOFR + 2.59%)(b)(d)	2,295	2,507,438
Brookfield Finance, Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(a)(d)	850	818,118
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(a)(b)(d)	1,820	1,820,675
4.82%, 04/22/32, (1-day SOFR + 1.21%)(b)(d)	1,480	1,471,127
4.89%, 07/03/31, (1-day SOFR + 1.36%)(b)(d)	1,430	1,429,664
5.40%, 04/22/37, (1-day SOFR + 1.53%)(b)(d)	1,915	1,897,939
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)(d)	1,565	1,582,755
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(b)(d)	1,920	1,966,304
6.04%, 06/15/35, (1-day SOFR + 2.26%)(b)(d)	1,860	1,941,802
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)(d)	3,375	3,460,998
6.84%, 09/13/34, (1-day SOFR + 2.77%)(b)(d)	1,715	1,872,983
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	2,140	2,013,598
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(d)	2,095	2,090,060
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(d)	2,316	2,295,103
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(d)	1,890	1,874,628
4.63%, 09/11/30, (1-day SOFR + 1.34%)(d)	1,240	1,239,780
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)(d)	2,800	2,818,353
5.00%, 04/28/28	1,770	1,789,836
5.24%, 06/28/27	2,065	2,088,052
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(d)	1,790	1,823,886
5.26%, 04/08/29	2,020	2,060,191
5.99%, 10/03/28	740	764,454
6.09%, 10/03/33	1,895	2,025,599

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.50%, 07/28/86, (5-year CMT + 2.73%)(d)	$350	$349,521
6.95%, 01/28/85, (5-year CMT + 2.83%)(d)	930	945,580
7.00%, 10/28/85, (5-year CMT + 3.00%)(d)	950	977,994
Capital One NA
2.70%, 02/06/30	890	832,858
4.65%, 09/13/28	1,575	1,580,083
CIMB Bank Bhd, 2.13%, 07/20/27(b)	790	769,986
Citibank N.A.
4.84%, 08/06/29	2,495	2,526,244
4.91%, 05/29/30	4,915	4,982,239
5.57%, 04/30/34	4,020	4,188,278
5.80%, 09/29/28	4,165	4,305,719
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(d)	3,738	3,319,549
2.56%, 05/01/32, (1-day SOFR + 1.17%)(d)	6,365	5,727,108
2.57%, 06/03/31, (1-day SOFR + 2.11%)(d)	6,750	6,209,316
2.67%, 01/29/31, (1-day SOFR + 1.15%)(d)	4,954	4,611,042
2.90%, 11/03/42, (1-day SOFR + 1.38%)(d)	1,907	1,383,575
2.98%, 11/05/30, (1-day SOFR + 1.42%)(d)	4,447	4,208,005
3.06%, 01/25/33, (1-day SOFR + 1.35%)(d)	6,166	5,593,191
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)(d)	4,063	4,014,654
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(a)(d)	4,512	4,475,669
3.79%, 03/17/33, (1-day SOFR + 1.94%)(d)	5,277	4,973,043
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(d)	2,471	2,146,012
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(d)	4,545	4,465,218
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)(d)	3,258	3,234,104
4.13%, 07/25/28	3,950	3,914,659
4.41%, 03/31/31, (1-day SOFR + 3.91%)(d)	7,094	7,015,466
4.45%, 09/29/27	6,645	6,644,908
4.50%, 09/11/31, (1-day SOFR + 1.17%)(d)	4,980	4,927,053
4.54%, 09/19/30, (1-day SOFR + 1.34%)(d)	6,025	6,000,695
4.65%, 07/30/45	2,099	1,857,946
4.75%, 05/18/46	4,316	3,677,431
4.79%, 03/04/29, (1-day SOFR + 0.87%)(d)	4,805	4,827,209
4.91%, 05/24/33, (1-day SOFR + 2.09%)(d)	4,087	4,070,831
4.95%, 05/07/31, (1-day SOFR + 1.46%)(d)	4,680	4,710,909
5.17%, 02/13/30, (1-day SOFR + 1.36%)(d)	5,995	6,081,580
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)(d)	3,080	3,064,908
5.30%, 05/06/44	1,888	1,775,332
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(d)	2,431	2,387,589
5.33%, 03/27/36, (1-day SOFR + 1.47%)(d)	4,126	4,157,424
5.41%, 09/19/39, (5-year CMT + 1.73%)(d)	2,835	2,801,873
5.45%, 06/11/35, (1-day SOFR + 1.45%)(d)	5,325	5,418,370
5.59%, 11/19/34, (5-year CMT + 1.28%)(d)	2,195	2,230,229
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)(d)	3,620	3,546,950
5.83%, 02/13/35, (1-day SOFR + 2.06%)(d)	5,130	5,238,123
5.88%, 02/22/33	1,133	1,182,261
5.88%, 01/30/42	2,069	2,133,922
6.00%, 10/31/33(a)	1,192	1,245,619
6.02%, 01/24/36, (1-day SOFR + 1.83%)(d)	5,920	6,097,784
6.13%, 08/25/36	1,517	1,587,262
6.17%, 05/25/34, (1-day SOFR + 2.66%)(d)	6,240	6,531,146
6.27%, 11/17/33, (1-day SOFR + 2.34%)(d)	5,464	5,843,812
6.63%, 01/15/28(a)	1,103	1,145,670
6.63%, 06/15/32(a)	2,287	2,485,931
6.68%, 09/13/43(a)	2,007	2,178,614
Security	Par (000)	Value
Banks (continued)
6.88%, 03/05/38(a)	$530	$597,657
6.88%, 02/15/98(a)	651	752,094
8.13%, 07/15/39(a)	3,405	4,258,948
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(d)	1,460	1,461,048
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(d)	635	630,503
Citizens Financial Group, Inc.
2.50%, 02/06/30	430	396,191
2.64%, 09/30/32	1,143	987,768
3.25%, 04/30/30	1,635	1,548,597
5.25%, 03/05/31, (1-day SOFR + 1.26%)(d)	1,245	1,259,550
5.30%, 01/29/36, (5-year CMT + 1.45%)(d)	350	346,715
5.64%, 05/21/37, (5-year CMT + 2.75%)(d)	720	722,850
5.72%, 07/23/32, (1-day SOFR + 1.91%)(d)	2,679	2,752,096
5.84%, 01/23/30, (1-day SOFR + 2.01%)(d)	2,510	2,577,045
6.65%, 04/25/35, (1-day SOFR + 2.33%)(d)	990	1,068,299
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	1,522	1,338,664
2.69%, 03/11/31(a)(b)	2,775	2,511,320
3.15%, 09/19/27(a)(b)	1,057	1,043,955
3.31%, 03/11/41(a)(b)	1,682	1,293,800
3.61%, 09/12/34, (5-year CMT + 2.05%)(b)(d)	2,381	2,285,102
3.74%, 09/12/39(b)	3,256	2,684,394
3.78%, 03/14/32(a)(b)	1,645	1,541,101
3.90%, 03/16/28(a)(b)	1,747	1,737,541
3.90%, 07/12/47(b)	2,918	2,318,941
4.15%, 10/01/30	985	974,192
4.32%, 01/10/48(a)(b)	1,951	1,569,479
4.61%, 03/14/30(b)	930	937,108
5.84%, 03/13/34(a)(b)	1,855	1,922,291
5.93%, 03/14/46, (1-year CMT + 1.32%)(b)(d)	2,510	2,524,863
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	1,350	1,354,605
Series C, 4.36%, 03/27/29	1,455	1,456,744
Cooperatieve Rabobank UA
3.76%, 04/06/33, (1-year CMT + 1.42%)(a)(b)(d)	2,335	2,197,388
4.66%, 08/22/28, (1-year CMT + 1.75%)(b)(d)	3,350	3,355,893
4.99%, 05/27/31, (1-year CMT + 0.92%)(b)(d)	1,290	1,299,163
5.25%, 05/24/41	2,472	2,438,470
5.25%, 08/04/45	2,156	1,999,879
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)(d)	1,300	1,327,786
5.56%, 02/28/29, (1-year CMT + 1.40%)(b)(d)	1,925	1,958,173
5.71%, 01/21/33, (1-year CMT + 1.00%)(a)(b)(d)	1,810	1,877,966
5.75%, 12/01/43	2,345	2,317,868
5.80%, 09/30/2110(b)	110	107,934
Cooperatieve Rabobank UA/New York
3.74%, 01/14/28	630	625,691
3.96%, 10/17/28	590	585,191
4.16%, 01/14/31	790	778,576
4.32%, 04/01/29	750	750,700
4.49%, 10/17/29	800	803,348
4.80%, 01/09/29	825	834,950
4.88%, 01/21/28	1,225	1,238,609
Credit Agricole SA
2.81%, 01/11/41(b)	2,337	1,642,510
3.25%, 01/14/30(b)	4,474	4,215,493

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(b)(d)	$2,330	$2,293,224
4.63%, 09/11/28, (1-day SOFR + 1.21%)(b)(d)	2,445	2,446,864
4.66%, 01/12/32, (1-day SOFR + 1.17%)(b)(d)	1,925	1,897,416
4.82%, 09/25/33, (1-day SOFR + 1.36%)(b)(d)	2,540	2,486,170
5.22%, 05/27/31, (1-day SOFR + 1.46%)(b)(d)	2,045	2,067,310
5.23%, 01/09/29, (1-day SOFR + 1.13%)(b)(d)	2,945	2,974,583
5.26%, 01/12/37, (1-day SOFR + 1.43%)(b)(d)	2,220	2,185,375
5.30%, 07/12/28(b)	2,345	2,384,306
5.34%, 01/10/30, (1-day SOFR + 1.69%)(b)(d)	1,840	1,868,630
5.37%, 03/11/34(a)(b)	3,495	3,579,820
5.51%, 07/05/33(b)	1,595	1,647,726
5.86%, 01/09/36, (1-day SOFR + 1.74%)(b)(d)	3,125	3,220,621
6.25%, 01/10/35, (1-day SOFR + 2.67%)(b)(d)	2,985	3,106,639
6.32%, 10/03/29, (1-day SOFR + 1.86%)(b)(d)	3,235	3,351,945
Danske Bank A/S
4.38%, 06/12/28(b)	899	896,543
4.42%, 09/12/31, (1-year CMT + 0.85%)(b)(d)	620	609,255
4.61%, 10/02/30, (1-year CMT + 1.10%)(b)(d)	1,065	1,059,498
4.66%, 03/27/29, (1-year CMT + 0.75%)(a)(b)(d)	1,605	1,605,311
5.00%, 03/27/32, (1-year CMT + 0.98%)(b)(d)	1,445	1,448,547
5.02%, 03/04/31, (1-year CMT + 0.93%)(b)(d)	1,420	1,428,374
5.71%, 03/01/30, (1-year CMT + 1.40%)(b)(d)	2,380	2,440,744
DBS Group Holdings Ltd., 4.40%, 03/21/28(b)	55	55,194
Depository Trust Co.(The)
4.30%, 03/27/29(b)	640	638,148
4.55%, 03/27/31(b)	355	353,863
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(d)	2,313	2,104,482
3.55%, 09/18/31, (1-day SOFR + 3.04%)(d)	3,357	3,160,627
3.73%, 01/14/32, (1-day SOFR + 2.76%)(d)	1,510	1,411,884
3.74%, 01/07/33, (1-day SOFR + 2.26%)(d)	2,080	1,904,941
4.47%, 12/10/31, (1-day SOFR + 1.10%)(d)	1,340	1,318,482
4.73%, 02/06/32, (1-day SOFR + 1.14%)(d)	2,195	2,161,080
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(d)	2,810	2,800,997
4.95%, 08/04/31, (1-day SOFR + 1.30%)(d)	1,615	1,610,853
5.00%, 09/11/30, (1-day SOFR + 1.70%)(d)	2,435	2,447,309
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)(d)	1,025	1,023,366
5.30%, 05/09/31, (1-day SOFR + 1.72%)(d)	2,715	2,740,434
5.37%, 09/09/27	545	553,225
5.37%, 01/10/29, (1-day SOFR + 1.21%)(d)	2,955	2,988,067
5.40%, 09/11/35, (1-day SOFR + 2.05%)(d)	2,435	2,436,349
5.41%, 05/10/29	2,145	2,199,758
5.88%, 07/08/31, (1-day SOFR + 5.44%)(d)	1,590	1,621,716
6.72%, 01/18/29, (1-day SOFR + 3.18%)(d)	3,715	3,835,905
6.82%, 11/20/29, (1-day SOFR + 2.51%)(d)	2,485	2,605,283
7.08%, 02/10/34, (1-day SOFR + 3.65%)(d)	2,930	3,142,863
DNB Bank ASA
4.38%, 11/04/31, (1-day SOFR + 1.05%)(b)(d)	1,325	1,303,384
4.83%, 03/30/32, (1-day SOFR + 1.13%)(b)(d)	1,420	1,414,982
4.85%, 11/05/30, (1-day SOFR + 1.05%)(b)(d)	1,735	1,747,747
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	306	306,827
4.57%, 08/26/30(a)(b)	555	553,088
5.02%, 05/27/31(b)	1,405	1,417,867
5.25%, 04/26/29(a)(b)	1,655	1,688,028
5.70%, 03/14/28(b)	1,195	1,221,994
Fifth Third Bancorp
3.95%, 03/14/28	1,013	1,005,237
Security	Par (000)	Value
Banks (continued)
4.34%, 04/25/33, (1-day SOFR + 1.66%)(d)	$1,125	$1,086,198
4.57%, 04/29/32, (1-day SOFR + 0.95%)(d)	2,020	1,986,552
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(d)	2,116	2,115,893
4.90%, 09/06/30, (1-day SOFR + 1.49%)(d)	890	893,676
5.14%, 01/29/37, (1-day SOFR + 1.24%)(d)	2,135	2,091,893
5.63%, 01/29/32, (1-day SOFR + 1.84%)(d)	1,635	1,686,881
6.34%, 07/27/29, (1-day SOFR + 2.34%)(d)	2,240	2,319,390
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(d)	3,534	3,622,010
8.25%, 03/01/38	1,525	1,849,501
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(d)	540	540,418
Fifth Third Financial Corp.
4.00%, 02/01/29(a)	944	929,157
5.98%, 01/30/30, (1-day SOFR + 2.16%)(d)	1,605	1,653,983
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(a)(d)	675	655,813
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(d)	920	916,363
5.60%, 09/05/35, (5-year CMT + 1.85%)(d)	790	774,019
6.25%, 03/12/40, (5-year CMT + 1.97%)(d)	750	738,595
First Horizon Bank, 5.75%, 05/01/30(a)	645	656,922
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	925	946,510
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(d)	470	473,511
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(d)	4,800	4,806,111
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	1,490	1,559,080
Goldman Sachs Group, Inc.
4.59%, 04/20/30, (1-day SOFR + 0.99%)(d)	5,680	5,660,879
5.09%, 04/20/34, (1-day SOFR + 1.34%)(d)	5,400	5,388,702
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(d)	5,036	4,433,178
2.38%, 07/21/32, (1-day SOFR + 1.25%)(d)	7,581	6,703,346
2.60%, 02/07/30	4,278	3,987,198
2.62%, 04/22/32, (1-day SOFR + 1.28%)(d)	7,213	6,496,274
2.65%, 10/21/32, (1-day SOFR + 1.26%)(d)	5,927	5,276,237
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	2,559	1,848,507
3.10%, 02/24/33, (1-day SOFR + 1.41%)(d)	7,450	6,755,225
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	4,311	3,254,092
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	3,586	2,749,843
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(d)	4,603	4,571,058
3.80%, 03/15/30	5,300	5,142,283
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(d)	4,986	4,914,859
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(d)	4,419	3,880,662
4.15%, 01/21/29, (1-day SOFR + 0.71%)(d)	11,975	11,891,909
4.15%, 10/21/29, (1-day SOFR + 0.90%)(d)	4,700	4,643,589
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(d)	6,821	6,771,549
4.37%, 10/21/31, (1-day SOFR + 1.06%)(d)	6,060	5,939,731
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	3,085	2,784,645
4.48%, 08/23/28, (1-day SOFR + 1.73%)(d)	4,665	4,665,234
4.52%, 01/21/32, (1-day SOFR + 0.96%)(d)	10,665	10,500,392
4.69%, 10/23/30, (1-day SOFR + 1.14%)(d)	3,855	3,848,908
4.75%, 10/21/45	3,532	3,119,865

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.80%, 07/08/44	$3,603	$3,236,367
4.94%, 10/21/36, (1-day SOFR + 1.33%)(d)	6,045	5,871,296
4.97%, 06/03/32, (1-day SOFR + 1.03%)(d)	5,425	5,437,776
5.02%, 10/23/35, (1-day SOFR + 1.42%)(d)	6,220	6,128,039
5.05%, 07/23/30, (1-day SOFR + 1.21%)(d)	4,850	4,895,056
5.07%, 01/21/37, (1-day SOFR + 1.19%)(d)	7,950	7,777,198
5.15%, 05/22/45	3,605	3,294,549
5.21%, 01/28/31, (1-day SOFR + 1.08%)(d)	3,680	3,728,775
5.22%, 04/23/31, (1-day SOFR + 1.58%)(d)	6,005	6,092,934
5.33%, 07/23/35, (1-day SOFR + 1.55%)(d)	4,950	4,981,816
5.39%, 02/02/41, (5-year CMT + 1.18%)(d)	4,680	4,564,120
5.43%, 06/03/37, (1-day SOFR + 1.31%)(d)	3,440	3,458,182
5.54%, 01/28/36, (1-day SOFR + 1.38%)(d)	5,440	5,534,926
5.54%, 01/21/47, (1-day SOFR + 1.32%)(d)	11,525	11,137,162
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	5,520	5,363,323
5.73%, 04/25/30, (1-day SOFR + 1.27%)(d)	4,848	4,981,123
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	5,390	5,319,800
5.85%, 04/25/35, (1-day SOFR + 1.55%)(d)	4,645	4,835,800
6.13%, 02/15/33(a)	2,275	2,446,052
6.25%, 02/01/41	4,687	4,986,989
6.45%, 05/01/36	1,893	2,021,839
6.48%, 10/24/29, (1-day SOFR + 1.77%)(d)	5,085	5,294,884
6.56%, 10/24/34, (1-day SOFR + 1.95%)(d)	2,400	2,610,080
6.75%, 10/01/37	9,965	10,897,213
HBOS PLC, 6.00%, 11/01/33(b)	661	677,498
HSBC Bank USA N.A
5.63%, 08/15/35	855	883,197
5.88%, 11/01/34	875	913,015
7.00%, 01/15/39	1,140	1,285,694
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(d)	5,610	5,430,735
2.21%, 08/17/29, (1-day SOFR + 1.29%)(d)	3,650	3,468,896
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)(d)	3,710	3,353,712
2.80%, 05/24/32, (1-day SOFR + 1.19%)(d)	6,352	5,745,591
2.85%, 06/04/31, (1-day SOFR + 2.39%)(d)	3,062	2,837,342
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)(d)	3,835	3,446,628
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(d)	5,767	5,650,192
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)(d)	3,695	3,662,701
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(d)	5,581	5,575,039
4.62%, 11/06/31, (1-day SOFR + 1.19%)(d)	4,070	4,020,494
4.68%, 03/10/32, (1-day SOFR + 1.21%)(d)	3,950	3,898,827
4.71%, 05/12/30, (1-day SOFR + 0.94%)(d)	2,150	2,145,528
4.76%, 06/09/28, (1-day SOFR + 2.11%)(d)	4,160	4,170,838
4.76%, 03/29/33, (1-day SOFR + 2.53%)(d)	4,650	4,542,392
4.90%, 03/03/29, (1-day SOFR + 1.03%)(d)	4,460	4,483,905
4.95%, 03/31/30	4,352	4,402,919
5.13%, 11/19/28, (1-day SOFR + 1.04%)(d)	5,445	5,485,793
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)(d)	3,645	3,678,799
5.13%, 11/06/36, (1-day SOFR + 1.43%)(d)	3,570	3,518,129
5.21%, 08/11/28, (1-day SOFR + 2.61%)(d)	4,115	4,148,569
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)(d)	2,120	2,116,282
5.24%, 05/13/31, (1-day SOFR + 1.57%)(d)	3,310	3,352,087
5.25%, 03/14/44(a)	2,490	2,366,216
5.28%, 03/10/37, (1-day SOFR + 1.55%)(d)	3,655	3,616,226
5.29%, 11/19/30, (1-day SOFR + 1.29%)(d)	4,010	4,067,829
5.40%, 08/11/33, (1-day SOFR + 2.87%)(d)	4,600	4,670,141
5.45%, 03/03/36, (1-day SOFR + 1.56%)(d)	4,585	4,624,839
5.55%, 03/04/30, (1-day SOFR + 1.46%)(d)	2,900	2,960,851
5.72%, 03/04/35, (1-day SOFR + 1.78%)(d)	2,395	2,467,608
Security	Par (000)	Value
Banks (continued)
5.73%, 05/17/32, (1-day SOFR + 1.52%)(d)	$4,145	$4,275,850
5.74%, 09/10/36, (1-day SOFR + 1.96%)(d)	2,885	2,909,075
5.79%, 05/13/36, (1-day SOFR + 1.88%)(d)	4,185	4,321,770
5.87%, 11/18/35, (1-day SOFR + 1.90%)(d)	3,360	3,438,612
6.10%, 01/14/42(a)	1,420	1,511,294
6.16%, 03/09/29, (1-day SOFR + 1.97%)(d)	5,680	5,828,933
6.25%, 03/09/34, (1-day SOFR + 2.39%)(d)	4,830	5,140,905
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(d)	5,055	5,406,637
6.50%, 05/02/36	1,575	1,679,004
6.50%, 09/15/37	6,003	6,433,205
6.55%, 06/20/34, (1-day SOFR + 2.98%)(d)	3,805	4,049,979
6.80%, 06/01/38	2,404	2,622,906
7.39%, 11/03/28, (1-day SOFR + 3.35%)(d)	6,240	6,479,141
7.40%, 11/13/34, (1-day SOFR + 3.02%)(d)	4,215	4,696,081
8.11%, 11/03/33, (1-day SOFR + 4.25%)(d)	4,340	4,992,940
HSBC USA, Inc.
4.65%, 06/03/28	1,475	1,484,360
7.20%, 07/15/97(a)	255	295,105
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)(d)	1,240	1,068,975
2.55%, 02/04/30	965	894,647
4.44%, 08/04/28, (1-day SOFR + 1.97%)(d)	1,577	1,575,626
4.62%, 01/28/32, (1-day SOFR + 0.99%)(d)	2,020	1,992,210
5.02%, 05/17/33, (1-day SOFR + 2.05%)(d)	698	694,965
5.27%, 01/15/31, (1-day SOFR + 1.28%)(d)	1,925	1,953,442
5.61%, 01/28/41, (5-year CMT + 1.35%)(d)	1,375	1,346,861
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(d)	2,190	2,244,583
6.14%, 11/18/39, (5-year CMT + 1.70%)(d)	875	894,227
6.21%, 08/21/29, (1-day SOFR + 2.02%)(d)	2,310	2,386,142
Huntington National Bank (The), 5.65%, 01/10/30	1,425	1,471,263
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	600	592,279
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(d)	445	468,098
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	1,623	1,607,043
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(d)	1,542	1,401,493
4.05%, 04/09/29	1,679	1,660,363
4.25%, 03/28/33, (1-day SOFR + 2.07%)(d)	1,775	1,717,523
4.55%, 10/02/28(a)	1,442	1,445,389
4.86%, 03/25/29, (1-day SOFR + 1.01%)(d)	2,695	2,711,054
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(d)	2,125	2,146,823
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)(d)	2,600	2,649,765
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(d)	3,000	3,006,891
5.53%, 03/25/36, (1-day SOFR + 1.61%)(d)	1,780	1,810,333
5.55%, 03/19/35, (1-day SOFR + 1.77%)(d)	2,655	2,710,222
6.11%, 09/11/34, (1-day SOFR + 2.09%)(d)	1,955	2,077,658
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(d)	2,335	2,324,445
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	130	125,772
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	632	628,129
3.88%, 01/12/28(a)(b)	575	568,273
4.20%, 06/01/32, (1-year CMT + 2.60%)(b)(d)	1,885	1,779,931
4.95%, 06/01/42, (1-year CMT + 2.75%)(b)(d)	1,165	1,004,340
6.63%, 06/20/33(b)	2,695	2,930,802
7.20%, 11/28/33(b)	2,385	2,689,385

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.78%, 06/20/54, (1-year CMT + 3.90%)(b)(d)	$3,005	$3,554,885
7.80%, 11/28/53(b)	2,755	3,312,922
8.25%, 11/21/33, (1-year CMT + 4.40%)(a)(b)(d)	2,315	2,684,314
Series NR, 4.00%, 09/23/29(b)	155	151,425
Series NR, 4.70%, 09/23/49(b)	750	618,980
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(d)	3,446	3,036,757
1.95%, 02/04/32, (1-day SOFR + 1.07%)(d)	6,928	6,109,760
2.07%, 06/01/29, (1-day SOFR + 1.02%)(d)	4,649	4,434,424
2.18%, 06/01/28, (1-day SOFR + 1.89%)(d)	2,915	2,853,551
2.52%, 04/22/31, (1-day SOFR + 2.04%)(d)	6,060	5,594,842
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	3,675	2,608,496
2.55%, 11/08/32, (1-day SOFR + 1.18%)(d)	5,838	5,207,014
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(d)	6,858	6,193,915
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(d)	8,603	8,097,473
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(d)	4,933	4,614,814
2.96%, 01/25/33, (1-day SOFR + 1.26%)(d)	6,798	6,168,633
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(d)	2,827	2,190,956
3.11%, 04/22/51, (1-day SOFR + 2.44%)(d)	4,972	3,318,881
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	4,738	3,612,268
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)(d)	7,591	5,250,379
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(d)	6,164	6,070,133
3.63%, 12/01/27	1,816	1,797,010
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(d)	4,962	4,841,485
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	4,545	4,015,802
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	3,978	3,109,856
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	6,493	5,148,303
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(d)	5,794	5,742,314
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(d)	2,823	2,260,510
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)(d)	5,512	5,472,681
4.25%, 10/01/27	2,037	2,039,333
4.26%, 10/22/31, (1-day SOFR + 0.93%)(d)	3,840	3,766,286
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	4,422	3,670,721
4.35%, 01/22/32, (1-day SOFR + 0.84%)(d)	4,185	4,113,483
4.41%, 04/23/30, (1-day SOFR + 0.82%)(d)	5,540	5,510,635
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(d)	5,254	5,236,571
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(d)	7,089	7,054,752
4.51%, 10/22/28, (1-day SOFR + 0.86%)(d)	4,060	4,066,344
4.57%, 06/14/30, (1-day SOFR + 1.75%)(d)	5,090	5,082,988
4.59%, 04/26/33, (1-day SOFR + 1.80%)(d)	4,905	4,836,803
4.60%, 10/22/30, (1-day SOFR + 1.04%)(d)	5,988	5,979,121
4.62%, 04/23/32, (1-day SOFR + 0.99%)(d)	5,450	5,405,205
Security	Par (000)	Value
Banks (continued)
4.81%, 10/22/36, (1-day SOFR + 1.19%)(d)	$5,980	$5,803,657
4.85%, 07/25/28, (1-day SOFR + 1.99%)(d)	5,751	5,779,534
4.85%, 02/01/44	2,645	2,444,086
4.90%, 01/22/37, (1-day SOFR + 1.07%)(d)	4,680	4,560,547
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)(d)	8,393	8,409,021
4.92%, 01/24/29, (1-day SOFR + 0.80%)(d)	5,755	5,798,036
4.95%, 10/22/35, (1-day SOFR + 1.34%)(d)	5,500	5,429,528
4.95%, 06/01/45	3,364	3,094,412
4.98%, 07/22/28, (1-day SOFR + 0.93%)(d)	5,296	5,332,100
5.00%, 07/22/30, (1-day SOFR + 1.13%)(d)	5,470	5,522,424
5.01%, 01/23/30, (1-day SOFR + 1.31%)(d)	5,485	5,537,673
5.10%, 04/22/31, (1-day SOFR + 1.44%)(d)	5,420	5,510,079
5.14%, 01/24/31, (1-day SOFR + 1.01%)(d)	4,664	4,737,033
5.15%, 04/23/37, (1-day SOFR + 1.26%)(d)	2,035	2,022,560
5.19%, 02/05/37, (1-day SOFR + 1.30%)(d)	410	403,292
5.29%, 07/22/35, (1-day SOFR + 1.46%)(d)	7,015	7,085,518
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)(d)	3,879	3,937,344
5.34%, 01/23/35, (1-day SOFR + 1.62%)(d)	6,245	6,338,734
5.35%, 06/01/34, (1-day SOFR + 1.85%)(d)	9,155	9,340,232
5.40%, 01/06/42	3,145	3,125,085
5.50%, 01/24/36, (1-day SOFR + 1.32%)(d)	5,385	5,509,857
5.50%, 10/15/40	2,370	2,419,559
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	5,030	5,005,077
5.57%, 04/22/36, (1-day SOFR + 1.68%)(d)	6,510	6,699,299
5.58%, 04/22/30, (1-day SOFR + 1.16%)(d)	5,705	5,850,610
5.58%, 07/23/36, (1-day SOFR + 1.64%)(d)	4,475	4,547,823
5.60%, 07/15/41	4,076	4,150,291
5.63%, 08/16/43	2,781	2,799,063
5.72%, 09/14/33, (1-day SOFR + 2.58%)(d)	6,550	6,771,234
5.77%, 04/22/35, (1-day SOFR + 1.49%)(d)	5,660	5,892,859
6.09%, 10/23/29, (1-day SOFR + 1.57%)(d)	5,029	5,200,166
6.25%, 10/23/34, (1-day SOFR + 1.81%)(d)	4,915	5,270,259
6.40%, 05/15/38	4,662	5,152,658
8.75%, 09/01/30	1,517	1,748,290
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(a)(b)(d)	1,885	1,853,127
4.93%, 10/16/30, (1-year CMT + 1.07%)(b)(d)	1,875	1,884,051
5.80%, 01/19/29, (1-year CMT + 2.10%)(b)(d)	2,700	2,753,498
6.32%, 09/21/34, (1-year CMT + 2.05%)(a)(b)(d)	1,415	1,516,319
KEB Hana Bank
5.38%, 04/23/29(b)	335	343,778
5.75%, 10/24/28(b)	525	541,345
Keybank National Association
3.90%, 04/13/29	690	674,022
4.90%, 08/08/32	1,425	1,401,688
5.00%, 01/26/33	925	917,035
5.85%, 11/15/27	1,304	1,327,724
6.95%, 02/01/28	1,155	1,196,631
KeyCorp
2.55%, 10/01/29	1,840	1,722,610
4.10%, 04/30/28(a)	1,087	1,080,290
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(d)	1,130	1,107,463
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)(d)	590	595,419
5.31%, 01/28/37, (1-day SOFR + 1.37%)(d)	2,355	2,320,964
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(d)	1,770	1,885,038

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	$1,293	$1,275,670
Kookmin Bank
2.50%, 11/04/30(b)	600	544,200
4.38%, 05/08/28(b)	620	620,993
4.63%, 04/21/28(a)(b)	569	572,168
4.63%, 05/08/30(b)	30	30,202
5.25%, 05/08/29(b)	330	338,163
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	2,311	1,700,303
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(d)	3,655	3,609,508
4.24%, 02/10/30, (1-year CMT + 0.60%)(d)	2,045	2,022,501
4.34%, 01/09/48(a)	2,834	2,316,065
4.38%, 03/22/28	2,831	2,828,498
4.43%, 11/04/31, (1-year CMT + 0.82%)(d)	2,195	2,159,026
4.55%, 08/16/28	2,190	2,194,334
4.82%, 06/13/29, (1-year CMT + 0.83%)(d)	2,160	2,171,966
4.94%, 11/04/36, (1-year CMT + 0.97%)(d)	2,075	2,009,825
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(d)	2,550	2,542,142
5.09%, 11/26/28, (1-year CMT + 0.85%)(d)	3,670	3,703,246
5.30%, 12/01/45(a)	1,680	1,564,287
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(d)	2,060	2,102,795
5.67%, 02/10/47, (1-year CMT + 0.82%)(a)(d)	1,720	1,688,275
5.68%, 01/05/35, (1-year CMT + 1.75%)(d)	3,292	3,385,695
5.72%, 06/05/30, (1-year CMT + 1.07%)(d)	2,345	2,413,042
5.87%, 03/06/29, (1-year CMT + 1.70%)(d)	3,405	3,482,439
6.07%, 06/13/36, (1-year CMT + 1.60%)(d)	1,690	1,740,002
7.95%, 11/15/33, (1-year CMT + 3.75%)(d)	2,190	2,491,543
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(d)	638	638,206
4.83%, 01/16/29, (1-day SOFR + 0.93%)(d)	1,860	1,867,970
5.05%, 01/27/34, (1-day SOFR + 1.85%)(d)	1,965	1,953,972
5.18%, 07/08/31, (1-day SOFR + 1.40%)(d)	980	989,955
5.30%, 04/18/36, (5-year CMT + 1.38%)(d)	590	585,098
5.39%, 01/16/36, (1-day SOFR + 1.61%)(d)	2,230	2,225,085
5.40%, 07/30/35, (5-year CMT + 1.43%)(d)	1,363	1,360,081
6.08%, 03/13/32, (1-day SOFR + 2.26%)(d)	1,595	1,666,488
7.41%, 10/30/29, (1-day SOFR + 2.80%)(d)	1,790	1,901,151
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(b)(d)	1,430	1,292,266
3.62%, 06/03/30(b)	1,540	1,466,886
3.92%, 02/03/28(b)	1,070	1,062,888
4.33%, 06/12/28(a)(b)	505	505,247
4.53%, 03/29/29(a)(b)	1,835	1,842,763
5.27%, 07/02/27(b)	1,030	1,040,753
5.64%, 08/13/36, (1-year CMT + 1.45%)(a)(b)(d)	950	949,361
6.80%, 01/18/33(b)	1,930	2,085,716
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(b)(d)	1,730	1,554,851
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)(d)	2,439	2,182,645
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.63%)(a)(b)(d)	2,256	2,225,084
4.10%, 06/21/28, (1-day SOFR + 2.13%)(b)(d)	1,275	1,268,695
4.44%, 06/21/33, (1-day SOFR + 2.41%)(b)(d)	1,230	1,194,908
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.99%)(a)(b)(d)	810	810,417
Security	Par (000)	Value
Banks (continued)
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.01%)(b)(d)	$1,828	$1,842,685
5.49%, 11/09/33, (1-day SOFR + 2.87%)(a)(b)(d)	1,825	1,866,304
5.89%, 06/15/34, (1-day SOFR + 2.38%)(b)(d)	1,175	1,227,724
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)(d)	1,655	1,764,393
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	901	889,597
4.55%, 04/18/30, (1-day SOFR + 0.94%)(d)	785	781,684
4.70%, 01/27/28	1,955	1,962,625
4.76%, 07/06/28, (1-day SOFR + 0.95%)(d)	1,335	1,337,742
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	2,240	2,024,309
2.31%, 07/20/32, (1-year CMT + 0.95%)(d)	3,585	3,168,480
2.49%, 10/13/32, (1-year CMT + 0.97%)(d)	1,766	1,565,677
2.56%, 02/25/30	2,254	2,089,180
2.85%, 01/19/33, (1-year CMT + 1.10%)(d)	2,199	1,970,299
3.20%, 07/18/29	3,296	3,159,674
3.29%, 07/25/27	646	639,693
3.74%, 03/07/29(a)	2,781	2,735,612
3.75%, 07/18/39(a)	2,768	2,355,745
3.96%, 03/02/28(a)	2,183	2,169,995
4.05%, 09/11/28	1,457	1,446,090
4.15%, 03/07/39(a)	1,113	1,007,013
4.29%, 07/26/38(a)	971	904,455
4.32%, 04/19/33, (1-year CMT + 1.55%)(d)	1,265	1,223,967
4.51%, 01/14/32, (1-year CMT + 0.80%)(d)	1,840	1,813,552
4.53%, 09/12/31, (1-year CMT + 0.80%)(d)	2,300	2,274,655
4.59%, 04/18/30, (1-year CMT + 0.78%)(d)	825	823,511
4.85%, 04/21/32, (1-year CMT + 0.92%)(d)	600	599,106
5.02%, 07/20/28, (1-year CMT + 1.95%)(d)	2,600	2,616,859
5.06%, 01/14/37, (1-year CMT + 0.90%)(d)	2,415	2,380,723
5.13%, 07/20/33, (1-year CMT + 2.13%)(d)	2,540	2,564,043
5.16%, 04/24/31, (1-year CMT + 1.17%)(d)	1,890	1,917,250
5.19%, 09/12/36, (1-year CMT + 0.93%)(d)	1,960	1,956,904
5.20%, 01/16/31, (1-year CMT + 0.78%)(d)	2,100	2,132,565
5.24%, 04/19/29, (1-year CMT + 1.70%)(d)	1,865	1,889,137
5.26%, 04/17/30, (1-year CMT + 0.82%)(d)	1,795	1,823,861
5.33%, 04/21/37, (1-year CMT + 1.02%)(d)	1,120	1,123,533
5.35%, 09/13/28, (1-year CMT + 1.90%)(d)	3,165	3,199,538
5.41%, 04/19/34, (1-year CMT + 1.97%)(d)	1,680	1,722,356
5.42%, 02/22/29, (1-year CMT + 1.38%)(d)	2,665	2,705,483
5.43%, 04/17/35, (1-year CMT + 1.00%)(d)	2,230	2,273,859
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)(d)	2,400	2,459,916
5.47%, 09/13/33, (1-year CMT + 2.13%)(d)	1,011	1,037,828
5.48%, 02/22/31, (1-year CMT + 1.53%)(d)	255	261,197
5.57%, 01/16/36, (1-year CMT + 0.95%)(d)	2,105	2,161,887
5.62%, 04/24/36, (1-year CMT + 1.27%)(d)	2,629	2,705,425
5.87%, 04/21/47, (1-year CMT + 0.98%)(a)(d)	2,360	2,391,745
Mizuho Bank Ltd.
4.40%, 04/16/29(b)	2,730	2,733,608
4.70%, 04/16/31(a)(b)	2,060	2,071,932
5.19%, 04/16/36(b)	2,965	2,957,840
5.77%, 04/16/46(b)	2,885	2,888,341
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(d)	1,540	1,372,693
2.17%, 05/22/32, (1-year CMT + 0.87%)(d)	1,018	897,449
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(d)	2,392	2,160,939

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.26%, 07/09/32, (1-year CMT + 0.90%)(d)	$1,447	$1,274,704
2.56%, 09/13/31	1,655	1,466,763
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(d)	1,535	1,413,886
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(d)	1,666	1,574,747
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(d)	1,504	1,438,662
3.17%, 09/11/27	1,575	1,552,421
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(d)	1,760	1,695,728
4.02%, 03/05/28	2,120	2,108,729
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(d)	1,710	1,699,326
4.44%, 05/12/32, (1-year CMT + 0.70%)(d)	2,980	2,922,488
4.71%, 07/08/31, (1-year CMT + 0.92%)(d)	2,100	2,097,682
5.05%, 05/12/37, (1-year CMT + 0.85%)(d)	1,515	1,489,538
5.10%, 05/13/31, (1-year CMT + 0.82%)(d)	1,060	1,073,540
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)(d)	1,770	1,779,314
5.38%, 05/26/30, (1-year CMT + 1.12%)(d)	860	879,125
5.38%, 07/10/30, (1-year CMT + 1.08%)(d)	1,905	1,944,467
5.41%, 09/13/28, (1-year CMT + 2.05%)(d)	1,785	1,806,842
5.42%, 05/13/36, (1-year CMT + 0.98%)(d)	1,440	1,457,461
5.58%, 05/26/35, (1-year CMT + 1.30%)(d)	1,895	1,949,752
5.59%, 07/10/35, (1-year CMT + 1.30%)(d)	795	817,539
5.67%, 05/27/29, (1-year CMT + 1.50%)(d)	1,215	1,242,648
5.67%, 09/13/33, (1-year CMT + 2.40%)(d)	952	988,312
5.74%, 05/27/31, (1-year CMT + 1.65%)(d)	1,395	1,443,467
5.75%, 05/27/34, (1-year CMT + 1.80%)(d)	1,510	1,572,113
5.75%, 07/06/34, (1-year CMT + 1.90%)(d)	1,780	1,850,215
5.78%, 07/06/29, (1-year CMT + 1.65%)(d)	2,720	2,789,439
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(d)	6,719	5,848,676
1.93%, 04/28/32, (1-day SOFR + 1.02%)(d)	5,639	4,909,043
2.24%, 07/21/32, (1-day SOFR + 1.18%)(d)	7,359	6,471,097
2.48%, 09/16/36, (1-day SOFR + 1.36%)(d)	6,505	5,656,013
2.51%, 10/20/32, (1-day SOFR + 1.20%)(d)	6,285	5,570,696
2.70%, 01/22/31, (1-day SOFR + 1.14%)(d)	7,886	7,341,322
2.80%, 01/25/52, (1-day SOFR + 1.43%)(d)	4,323	2,699,209
2.94%, 01/21/33, (1-day SOFR + 1.29%)(d)	5,065	4,566,605
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	4,219	3,225,643
3.59%, 07/22/28(a)(d)	5,147	5,095,423
3.62%, 04/01/31, (1-day SOFR + 3.12%)(d)	5,585	5,361,925
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(d)	7,472	7,382,365
3.97%, 07/22/38(d)	5,131	4,519,783
4.24%, 01/09/30, (1-day SOFR + 0.80%)(d)	6,505	6,433,482
4.30%, 01/27/45	4,633	3,911,575
4.38%, 01/22/47	4,622	3,886,735
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(d)	6,525	6,488,211
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	2,255	2,087,250
4.49%, 01/16/32, (1-day SOFR + 0.95%)(d)	5,655	5,564,524
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(d)	5,020	5,000,557
4.65%, 10/18/30, (1-day SOFR + 1.10%)(d)	5,470	5,450,713
4.71%, 03/12/32, (1-day SOFR + 1.20%)(d)	5,980	5,925,289
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(d)	3,485	3,470,184
4.89%, 07/20/33, (1-day SOFR + 2.08%)(d)	4,525	4,508,832
4.99%, 04/12/29, (1-day SOFR + 1.38%)(d)	4,830	4,866,405
Security	Par (000)	Value
Banks (continued)
5.04%, 07/19/30, (1-day SOFR + 1.22%)(d)	$4,385	$4,425,141
5.07%, 01/30/37, (1-day SOFR + 1.18%)(d)	535	523,890
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)(d)	6,405	6,461,846
5.16%, 04/20/29, (1-day SOFR + 1.59%)(d)	4,930	4,980,773
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)(d)	5,332	5,397,220
5.19%, 04/17/31, (1-day SOFR + 1.51%)(d)	5,410	5,489,947
5.23%, 01/15/31, (1-day SOFR + 1.11%)(d)	6,160	6,252,207
5.25%, 04/21/34, (1-day SOFR + 1.87%)(d)	6,067	6,127,541
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(d)	2,515	2,508,199
5.30%, 04/20/37, (1-day SOFR + 2.62%)(d)	4,445	4,450,749
5.31%, 01/18/41, (5-year CMT + 1.17%)(d)	2,610	2,549,398
5.32%, 07/19/35, (1-day SOFR + 1.56%)(d)	5,515	5,570,239
5.42%, 07/21/34, (1-day SOFR + 1.88%)(d)	4,960	5,055,294
5.45%, 07/20/29, (1-day SOFR + 1.63%)(d)	4,075	4,146,785
5.47%, 01/18/35, (1-day SOFR + 1.73%)(d)	4,785	4,878,530
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	5,865	5,684,891
5.59%, 01/18/36, (1-day SOFR + 1.42%)(d)	5,280	5,413,605
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(d)	3,890	3,821,689
5.66%, 04/18/30, (1-day SOFR + 1.26%)(d)	4,928	5,052,680
5.66%, 04/17/36, (1-day SOFR + 1.76%)(d)	5,338	5,493,675
5.83%, 04/19/35, (1-day SOFR + 1.58%)(d)	5,585	5,810,483
5.90%, 03/13/47, (1-day SOFR + 1.78%)(d)	5,675	5,759,366
5.94%, 02/07/39, (5-year CMT + 1.80%)(d)	2,607	2,694,583
5.95%, 01/19/38, (5-year CMT + 2.43%)(d)	3,365	3,481,866
6.30%, 10/18/28, (1-day SOFR + 2.24%)(d)	4,755	4,877,457
6.34%, 10/18/33, (1-day SOFR + 2.56%)(d)	5,075	5,433,458
6.38%, 07/24/42	3,883	4,230,819
6.41%, 11/01/29, (1-day SOFR + 1.83%)(d)	4,340	4,512,754
6.63%, 11/01/34, (1-day SOFR + 2.05%)(d)	3,840	4,193,031
7.25%, 04/01/32(a)	2,218	2,508,215
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(d)	3,095	3,059,509
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(d)	6,320	6,202,185
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(d)	4,815	4,672,275
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(d)	1,575	1,579,465
4.97%, 07/14/28, (1-day SOFR + 0.93%)(d)	2,800	2,817,595
5.02%, 01/12/29, (1-day SOFR + 0.91%)(d)	5,870	5,916,568
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(d)	5,820	5,802,983
4.21%, 02/08/30, (1-day SOFR + 0.76%)(d)	1,920	1,898,882
4.47%, 07/06/28, (1-day SOFR + 0.77%)(d)	3,100	3,101,764
4.47%, 11/19/31, (1-day SOFR + 1.02%)(d)	4,880	4,805,796
4.73%, 07/18/31, (1-day SOFR + 1.08%)(d)	6,380	6,363,169
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	350	314,690
National Australia Bank Ltd.
2.33%, 08/21/30(b)	2,450	2,208,654
2.65%, 01/14/41(a)(b)	2,060	1,442,904
2.99%, 05/21/31(a)(b)	2,642	2,404,060
3.35%, 01/12/37, (5-year CMT + 1.70%)(b)(d)	1,917	1,738,969
3.93%, 08/02/34, (5-year CMT + 1.88%)(a)(b)(d)	3,191	3,089,977
4.95%, 01/10/34(a)(b)	1,640	1,653,049
5.18%, 06/11/34(a)(b)	1,465	1,500,632
5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)(d)	2,230	2,291,088
6.43%, 01/12/33(b)	2,300	2,452,653

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
3.85%, 12/13/28	$1,145	$1,134,596
3.91%, 06/09/27	1,440	1,437,665
4.15%, 01/13/31(a)	765	755,566
4.31%, 06/13/28	2,250	2,253,407
4.43%, 06/04/29	1,750	1,751,976
4.50%, 10/26/27	1,585	1,592,892
4.53%, 06/13/30	1,580	1,588,925
4.79%, 01/10/29(a)	1,295	1,314,815
4.90%, 06/13/28	1,885	1,908,222
4.90%, 01/14/30	1,210	1,230,400
4.94%, 01/12/28	1,815	1,835,117
5.09%, 06/11/27(a)	1,215	1,227,650
5.63%, 06/04/37(b)(d)	750	750,958
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(d)	1,755	1,747,314
4.50%, 10/10/29	1,360	1,355,953
4.93%, 06/04/32(d)	1,030	1,031,848
5.60%, 12/18/28	1,575	1,618,419
National Securities Clearing Corp.
4.70%, 05/20/30(b)	825	832,375
4.90%, 06/26/29(b)	1,220	1,236,556
5.00%, 05/30/28(b)	1,555	1,574,793
5.10%, 11/21/27(b)	1,480	1,499,310
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)(d)	1,550	1,421,614
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(d)	2,375	2,358,725
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(d)	3,458	3,478,164
4.96%, 08/15/30, (1-year CMT + 1.22%)(d)	2,080	2,095,040
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(d)	3,091	3,118,877
5.12%, 05/23/31, (1-year CMT + 1.05%)(d)	2,715	2,740,293
5.52%, 09/30/28, (1-year CMT + 2.27%)(d)	1,670	1,693,324
5.78%, 03/01/35, (1-year CMT + 1.50%)(d)	1,985	2,057,650
5.81%, 09/13/29, (1-year CMT + 1.95%)(d)	2,105	2,158,374
5.91%, 03/03/47, (1-year CMT + 1.30%)(d)	1,485	1,453,629
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)(d)	2,035	2,138,956
6.48%, 06/01/34, (5-year CMT + 2.20%)(d)	2,285	2,368,605
NatWest Markets PLC
4.17%, 11/06/28(b)	1,325	1,314,966
4.41%, 11/06/30(a)(b)	1,010	994,692
4.65%, 03/27/29(b)	1,620	1,623,132
4.79%, 03/21/28(b)	865	870,860
4.89%, 03/27/31(b)	1,495	1,497,960
5.02%, 03/21/30(b)	1,710	1,726,825
5.41%, 05/17/29(b)	1,825	1,864,675
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(b)(d)	150	152,810
NongHyup Bank
4.25%, 07/06/27(b)	150	150,006
4.75%, 07/22/29(b)	100	100,928
4.88%, 07/03/28(b)	200	202,136
Nordea Bank Abp
4.25%, 08/28/30(a)(b)	995	981,933
4.38%, 03/17/28(b)	255	255,667
4.38%, 09/10/29(b)	995	993,040
4.40%, 05/21/29(b)	1,200	1,199,065
Security	Par (000)	Value
Banks (continued)
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)(d)	$917	$910,363
5.38%, 09/22/27(a)(b)	1,750	1,774,593
Norinchukin Bank(The)
2.08%, 09/22/31(a)(b)	2,305	1,996,180
4.67%, 09/09/30(b)	265	262,575
4.68%, 03/10/31(a)(b)	1,130	1,117,810
4.87%, 09/14/27(b)	1,225	1,228,768
5.07%, 09/14/32(b)	382	381,563
5.09%, 10/16/29(a)(b)	1,164	1,174,331
5.36%, 09/09/35(b)	635	631,867
5.36%, 03/10/36(b)	400	397,214
5.43%, 03/09/28(a)(b)	2,071	2,097,317
Northern Trust Corp.
1.95%, 05/01/30	1,976	1,801,242
3.15%, 05/03/29	834	810,063
3.65%, 08/03/28	1,224	1,210,518
4.15%, 11/19/30	545	538,759
5.12%, 11/19/40, (5-year CMT + 1.05%)(d)	690	676,252
6.13%, 11/02/32	1,655	1,774,463
Old National Bancorp/IN, 5.77%, 02/15/36, (3-mo. CME Term SOFR + 2.20%)(a)(d)	20	20,013
Pinnacle Bank/Nashville, 5.63%, 02/15/28	925	936,689
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(d)	35	34,762
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32, (1-day SOFR + 1.70%)(d)	645	648,250
6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)(d)	395	405,424
PNC Bank N.A.
2.70%, 10/22/29	1,340	1,261,914
3.10%, 10/25/27	1,381	1,359,932
3.25%, 01/22/28	1,165	1,147,938
4.05%, 07/26/28	2,290	2,268,282
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)(d)	2,425	2,425,640
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(d)	1,695	1,512,812
2.55%, 01/22/30	3,534	3,297,175
3.45%, 04/23/29	2,890	2,817,949
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)(d)	115	114,337
4.62%, 10/26/29, (1-day SOFR + 0.68%)(d)	1,280	1,280,803
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(d)	1,899	1,843,615
4.81%, 10/21/32, (1-day SOFR + 1.26%)(d)	3,070	3,062,895
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(d)	2,045	2,061,236
5.07%, 01/24/34, (1-day SOFR + 1.93%)(d)	2,435	2,442,357
5.22%, 01/29/31, (1-day SOFR + 1.07%)(d)	1,603	1,632,861
5.35%, 12/02/28, (1-day SOFR + 1.62%)(d)	3,300	3,346,228
5.37%, 07/21/36, (1-day SOFR + 1.42%)(d)	2,660	2,686,035
5.40%, 07/23/35, (1-day SOFR + 1.60%)(d)	2,805	2,846,471
5.42%, 01/25/41, (5-year CMT + 1.17%)(d)	2,040	2,004,941
5.49%, 05/14/30, (1-day SOFR + 1.20%)(d)	3,150	3,229,214
5.58%, 06/12/29, (1-day SOFR + 1.84%)(d)	4,341	4,441,196
5.58%, 01/29/36, (1-day SOFR + 1.39%)(d)	3,526	3,615,071
5.68%, 01/22/35, (1-day SOFR + 1.90%)(d)	3,370	3,480,006
5.94%, 08/18/34, (1-day SOFR + 1.95%)(d)	1,385	1,457,729
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(d)	3,150	3,325,222
6.88%, 10/20/34, (1-day SOFR + 2.28%)(d)	4,390	4,851,617
Regions Bank/Birmingham AL
4.76%, 07/27/29, (1-day SOFR + 0.81%)(d)	500	501,514
6.45%, 06/26/37	1,080	1,140,945

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp.
1.80%, 08/12/28	$1,133	$1,068,566
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(d)	1,443	1,457,016
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)(d)	325	333,543
7.38%, 12/10/37	559	635,166
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(c)	135	139,915
Royal Bank of Canada
2.30%, 11/03/31	3,148	2,813,381
3.88%, 05/04/32	1,163	1,117,487
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)(d)	1,840	1,829,771
4.24%, 08/03/27	2,237	2,239,566
4.31%, 11/03/31, (1-day SOFR + 0.98%)(d)	1,735	1,706,356
4.40%, 04/17/30, (1-day SOFR + 0.84%)(d)	2,390	2,376,736
4.50%, 08/06/29, (1-day SOFR + 0.89%)(d)	2,150	2,148,786
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(d)	1,515	1,519,056
4.61%, 05/03/32, (1-day SOFR + 1.01%)(d)	2,520	2,498,721
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(d)	3,605	3,609,487
4.70%, 08/06/31, (1-day SOFR + 1.06%)(d)	2,375	2,371,174
4.90%, 01/12/28(a)	1,464	1,478,758
4.95%, 02/01/29	1,705	1,733,144
4.97%, 01/24/29, (1-day SOFR + 0.83%)(d)	3,755	3,784,343
4.97%, 08/02/30, (1-day SOFR + 1.10%)(d)	2,310	2,333,121
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(d)	1,835	1,853,821
5.00%, 02/01/33	3,180	3,211,624
5.00%, 05/02/33	1,160	1,172,318
5.15%, 02/04/31, (1-day SOFR + 1.03%)(d)	3,525	3,578,232
5.15%, 02/01/34	2,345	2,397,486
5.20%, 08/01/28	2,570	2,616,891
6.00%, 11/01/27	2,365	2,423,234
6.35%, 11/24/84, (5-year CMT + 2.26%)(d)	1,960	1,892,104
6.75%, 08/24/85, (5-year CMT + 2.82%)(d)	2,150	2,203,354
7.50%, 05/02/84, (5-year CMT + 2.89%)(d)	1,555	1,613,463
Santander Holdings USA, Inc.
4.40%, 07/13/27	1,652	1,651,509
5.35%, 09/06/30, (1-day SOFR + 1.94%)(d)	1,760	1,778,515
5.47%, 03/20/29, (1-day SOFR + 1.61%)(d)	2,170	2,197,270
5.74%, 03/20/31, (1-day SOFR + 1.88%)(d)	1,115	1,142,966
6.17%, 01/09/30, (1-day SOFR + 2.50%)(d)	1,680	1,731,450
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(d)	1,546	1,636,735
6.50%, 03/09/29, (1-day SOFR + 2.36%)(d)	3,170	3,261,999
6.57%, 06/12/29, (1-day SOFR + 2.70%)(d)	1,119	1,158,652
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)(d)	715	786,716
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)(d)	1,220	1,108,325
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(d)	2,920	2,889,561
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(d)	1,630	1,615,911
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(d)	325	325,225
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(d)	1,845	1,791,214
5.63%, 09/15/45(b)	480	443,927
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(d)	2,735	2,805,168
6.53%, 01/10/29, (1-day SOFR + 2.60%)(d)	3,519	3,621,871
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	750	742,076
Security	Par (000)	Value
Banks (continued)
4.00%, 04/23/29(b)	$1,072	$1,049,730
4.38%, 04/13/32(b)	885	862,123
4.50%, 04/12/28(b)	525	525,936
4.63%, 05/13/30(b)	250	251,248
5.75%, 04/15/34(b)	385	400,619
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(b)	700	706,289
Skandinaviska Enskilda Banken AB
4.00%, 03/12/29(b)	1,280	1,263,804
4.38%, 06/02/28(b)	705	705,845
4.38%, 03/12/31(a)(b)	765	755,923
4.50%, 09/03/30(b)	765	758,373
5.38%, 03/05/29(b)	1,160	1,184,603
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(b)(d)	1,835	1,651,983
3.00%, 01/22/30(a)(b)	1,653	1,547,753
3.34%, 01/21/33, (1-year CMT + 1.60%)(a)(b)(d)	1,475	1,338,855
3.63%, 03/01/41(b)	1,440	1,050,343
3.65%, 07/08/35, (5-year CMT + 3.00%)(a)(b)(d)	876	822,129
4.03%, 01/21/43, (1-year CMT + 1.90%)(b)(d)	1,155	871,652
4.45%, 04/12/30, (1-day SOFR + 1.10%)(b)(d)	400	395,574
4.68%, 06/15/27(b)	680	683,455
4.75%, 09/14/28(b)	776	778,189
5.25%, 05/22/29, (1-day SOFR + 1.42%)(b)(d)	1,600	1,615,381
5.37%, 05/27/32, (1-day SOFR + 1.28%)(b)(d)	685	691,712
5.40%, 04/10/37, (1-day SOFR + 1.60%)(b)(d)	790	773,720
5.44%, 10/03/36, (1-day SOFR + 1.73%)(b)(d)	2,000	1,970,737
5.50%, 04/13/29, (1-year CMT + 1.20%)(b)(d)	250	253,442
5.51%, 05/22/31, (1-day SOFR + 1.65%)(a)(b)(d)	1,600	1,629,663
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)(d)	1,680	1,713,917
5.63%, 11/24/45(a)(b)	735	682,136
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)(d)	1,975	2,047,981
6.10%, 04/13/33, (1-year CMT + 1.60%)(b)(d)	1,475	1,534,079
6.22%, 06/15/33, (1-year CMT + 3.20%)(a)(b)(d)	1,782	1,847,590
6.45%, 01/10/29, (1-year CMT + 2.55%)(b)(d)	1,975	2,030,307
6.69%, 01/10/34, (1-year CMT + 2.95%)(b)(d)	2,535	2,719,709
7.13%, 01/19/55, (1-year CMT + 2.95%)(b)(d)	1,955	2,038,830
7.37%, 01/10/53(b)	1,440	1,540,616
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	410	458,582
Standard Chartered Bank/New York
4.85%, 12/03/27	20	20,167
Series ., 4.72%, 05/28/29, (1-year CMT + 0.65%)(d)	410	410,466
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.20%)(b)(d)	2,150	1,923,169
3.27%, 02/18/36, (5-year CMT + 2.30%)(b)(d)	2,056	1,891,932
3.60%, 01/12/33, (1-year CMT + 1.90%)(b)(d)	725	665,209
4.30%, 01/13/30, (1-year CMT + 0.77%)(b)(d)	2,290	2,263,383
4.31%, 05/21/30(b)(d)	1,377	1,355,986
4.53%, 06/05/32, (1-year CMT + 0.95%)(b)(d)	1,910	1,870,350
4.64%, 04/01/31, (1-year CMT + 3.85%)(b)(d)	2,780	2,759,112
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(a)(b)(d)	1,005	1,000,626
5.01%, 10/15/30, (1-year CMT + 1.15%)(b)(d)	2,832	2,852,187

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)(d)	$1,060	$1,072,887
5.24%, 01/13/37, (1-year CMT + 1.07%)(b)(d)	1,920	1,883,879
5.30%, 01/09/43(b)	2,083	1,928,515
5.40%, 08/12/36, (1-year CMT + 1.20%)(b)(d)	3,530	3,523,132
5.55%, 01/21/29, (1-year CMT + 1.05%)(b)(d)	3,450	3,498,242
5.70%, 03/26/44(a)(b)	2,646	2,571,498
5.71%, 03/05/47, (1-year CMT + 1.10%)(a)(b)(d)	1,920	1,857,758
5.91%, 05/14/35, (1-year CMT + 1.45%)(b)(d)	2,749	2,835,269
6.10%, 01/11/35, (1-year CMT + 2.10%)(b)(d)	2,350	2,451,466
6.23%, 01/21/36, (1-year CMT + 1.43%)(b)(d)	1,755	1,857,046
6.30%, 01/09/29, (1-year CMT + 2.45%)(b)(d)	4,860	4,984,767
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(b)(d)	2,100	2,228,241
7.01%(a)(b)(d)(e)	1,600	1,628,000
7.02%, 02/08/30, (1-year CMT + 2.20%)(b)(d)	1,295	1,365,755
7.77%, 11/16/28, (1-year CMT + 3.45%)(b)(d)	2,250	2,352,527
State Street Bank & Trust Co., 4.78%, 11/23/29	1,125	1,141,473
State Street Corp.
2.20%, 03/03/31	1,687	1,513,665
2.40%, 01/24/30(a)	1,187	1,111,181
2.62%, 02/07/33, (1-day SOFR + 1.00%)(d)	868	775,316
3.03%, 11/01/34, (1-day SOFR + 1.49%)(d)	845	793,313
3.15%, 03/30/31, (1-day SOFR + 2.65%)(d)	965	918,818
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(d)	831	825,785
4.16%, 08/04/33, (1-day SOFR + 1.73%)(d)	1,385	1,334,569
4.33%, 10/22/27	2,020	2,024,888
4.42%, 05/13/33, (1-day SOFR + 1.61%)(d)	1,120	1,097,658
4.53%, 02/20/29, (1-day SOFR + 1.02%)(d)	2,665	2,672,838
4.54%, 02/28/28	1,285	1,292,706
4.56%, 04/23/32, (1-day SOFR + 0.91%)(d)	1,225	1,215,353
4.68%, 10/22/32, (1-day SOFR + 1.05%)(d)	1,525	1,520,903
4.73%, 02/28/30(a)	1,245	1,255,599
4.78%, 10/23/36, (1-day SOFR + 1.22%)(d)	1,560	1,519,300
4.82%, 01/26/34, (1-day SOFR + 1.57%)(d)	1,405	1,398,779
4.83%, 04/24/30	1,855	1,879,809
5.09%, 04/24/37, (1-day SOFR + 1.20%)(d)	1,120	1,112,581
5.15%, 02/28/36, (1-day SOFR + 1.22%)(d)	1,055	1,058,595
5.16%, 05/18/34, (1-day SOFR + 1.89%)(d)	1,820	1,843,494
5.68%, 11/21/29, (1-day SOFR + 1.48%)(d)	1,290	1,328,587
5.82%, 11/04/28, (1-day SOFR + 1.72%)(d)	1,425	1,453,911
6.12%, 11/21/34, (1-day SOFR + 1.96%)(d)	855	902,287
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31(a)	930	815,488
1.90%, 09/17/28	3,975	3,751,732
2.13%, 07/08/30(a)	2,750	2,485,102
2.14%, 09/23/30	2,054	1,841,266
2.22%, 09/17/31	2,348	2,060,331
2.30%, 01/12/41	1,070	739,061
2.47%, 01/14/29	1,497	1,425,208
2.72%, 09/27/29(a)	1,205	1,134,505
2.75%, 01/15/30	2,465	2,306,980
2.93%, 09/17/41	1,230	892,651
3.04%, 07/16/29	4,620	4,404,618
3.05%, 01/14/42	1,655	1,234,726
3.35%, 10/18/27	1,330	1,313,670
3.36%, 07/12/27	2,078	2,060,811
3.54%, 01/17/28	1,556	1,536,580
3.94%, 07/19/28	1,299	1,288,097
Security	Par (000)	Value
Banks (continued)
4.11%, 01/15/29	$1,405	$1,391,896
4.31%, 10/16/28(a)	854	852,075
4.49%, 01/15/32, (1-day SOFR + 1.02%)(d)	1,725	1,700,563
4.66%, 07/08/31, (1-day SOFR + 1.19%)(d)	1,090	1,085,554
4.95%, 07/08/33, (1-day SOFR + 1.38%)(d)	1,850	1,846,819
5.05%, 01/15/37, (1-day SOFR + 1.22%)(d)	1,555	1,533,716
5.24%, 04/15/30	1,335	1,360,321
5.25%, 07/08/36, (1-day SOFR + 1.50%)(d)	1,225	1,235,631
5.32%, 07/09/29(a)	1,300	1,326,114
5.33%, 03/03/41, (5-year CMT + 1.30%)(d)	980	959,678
5.42%, 07/09/31(a)	1,650	1,692,459
5.45%, 01/15/32	675	693,489
5.52%, 01/13/28	3,290	3,348,256
5.56%, 07/09/34	2,505	2,583,093
5.57%, 01/15/47, (1-day SOFR + 1.36%)(d)	1,950	1,917,242
5.63%, 01/15/35(a)	1,890	1,957,202
5.71%, 01/13/30	2,320	2,397,614
5.72%, 09/14/28	2,575	2,640,484
5.77%, 01/13/33	3,230	3,376,085
5.78%, 07/13/33	1,130	1,181,559
5.80%, 07/13/28	1,650	1,693,421
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	1,550	1,528,447
5.81%, 09/14/33(a)	1,776	1,860,218
5.84%, 07/09/44	2,340	2,350,670
5.85%, 07/13/30	1,460	1,518,742
6.18%, 07/13/43(a)	1,585	1,681,200
Sumitomo Mitsui Trust Bank Ltd.
3.95%, 03/05/29(a)(b)	2,130	2,099,804
4.20%, 03/05/31(a)(b)	1,865	1,836,202
4.35%, 09/11/30(b)	205	202,925
4.45%, 09/10/27(b)	1,110	1,112,870
4.50%, 03/13/28(a)(b)	435	435,697
4.50%, 09/10/29(a)(b)	1,540	1,541,988
4.70%, 03/13/30(b)	990	994,916
4.80%, 03/05/36(a)(b)	1,845	1,783,097
4.85%, 09/10/34(a)(b)	650	639,127
4.95%, 09/15/27(b)	915	922,349
5.05%, 03/13/35(a)(b)	525	522,416
5.20%, 03/07/29(b)	995	1,012,613
5.35%, 03/07/34(a)(b)	665	679,186
5.50%, 03/09/28(a)(b)	1,110	1,130,871
5.55%, 09/14/28(a)(b)	355	363,345
Sumitomo Mitsui Trust Group, Inc., 5.42%, 09/11/36, (1-day SOFR + 1.65%)(b)(d)	180	177,433
Svenska Handelsbanken AB
3.95%, 06/10/27(b)	1,105	1,103,353
4.38%, 05/23/28(a)(b)	1,700	1,701,700
5.50%, 06/15/28(a)(b)	1,315	1,343,227
Swedbank AB
4.90%, 03/30/31(b)	850	853,484
5.00%, 11/20/29(a)(b)	895	910,844
5.08%, 05/21/30(a)(b)	1,235	1,253,757
5.34%, 09/20/27(b)	1,785	1,808,323
5.41%, 03/14/29(b)	1,350	1,380,741
Synchrony Bank, 5.63%, 08/23/27	964	974,277
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	1,820	1,612,062
2.45%, 01/12/32	1,175	1,043,258
3.20%, 03/10/32	2,886	2,660,970
3.91%, 01/13/28(a)	735	729,420
4.11%, 06/08/27	2,388	2,386,688

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.11%, 10/13/28	$1,785	$1,771,683
4.36%, 04/23/29(a)	1,525	1,518,790
4.41%, 01/13/31	490	485,203
4.46%, 06/08/32	3,890	3,831,999
4.57%, 06/02/28	2,005	2,010,970
4.69%, 09/15/27	2,555	2,568,097
4.78%, 12/17/29	1,710	1,725,726
4.81%, 06/03/30	2,715	2,730,240
4.86%, 01/31/28	2,150	2,165,169
4.87%, 04/22/33	1,460	1,450,244
4.93%, 10/15/35	2,283	2,244,298
4.99%, 04/05/29	1,830	1,854,830
5.15%, 09/10/34, (5-year CMT + 1.50%)(d)	1,950	1,962,024
5.16%, 01/10/28	2,290	2,317,857
5.30%, 01/30/32	1,540	1,576,700
5.52%, 07/17/28	2,150	2,198,949
6.35%, 10/31/85, (5-year CMT + 2.72%)(a)(d)	1,305	1,317,108
7.25%, 07/31/84, (5-year CMT + 2.98%)(d)	1,480	1,536,345
8.13%, 10/31/82, (5-year CMT + 4.08%)(d)	1,903	1,975,322
Truist Bank
2.25%, 03/11/30	2,113	1,927,830
4.14%, 10/23/29, (1-day SOFR + 0.91%)(d)	2,185	2,164,696
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)(d)	2,250	2,248,636
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(d)	1,945	1,933,937
Truist Financial Corp.
1.13%, 08/03/27	1,450	1,400,322
1.89%, 06/07/29, (1-day SOFR + 0.86%)(d)	2,121	2,012,873
1.95%, 06/05/30	1,220	1,103,707
3.88%, 03/19/29(a)	921	903,701
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)(d)	1,200	1,197,346
4.60%, 01/27/32, (1-day SOFR + 0.97%)(d)	1,870	1,848,604
4.87%, 01/26/29, (1-day SOFR + 1.44%)(d)	3,555	3,577,274
4.92%, 07/28/33, (1-day SOFR + 2.24%)(d)	2,485	2,434,008
4.96%, 10/23/36, (1-day SOFR + 1.40%)(d)	2,000	1,939,054
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)(d)	2,160	2,185,382
5.12%, 01/26/34, (1-day SOFR + 1.85%)(d)	2,140	2,140,979
5.15%, 08/05/32, (1-day SOFR + 1.57%)(d)	2,340	2,366,197
5.44%, 01/24/30, (1-day SOFR + 1.62%)(d)	2,605	2,657,805
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)(d)	3,630	3,740,901
5.87%, 06/08/34, (1-day SOFR + 2.36%)(d)	3,005	3,133,090
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(d)	1,862	1,970,778
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)(d)	2,870	3,035,929
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(d)	1,860	1,840,329
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(d)	2,065	2,045,654
U.S. Bancorp
1.38%, 07/22/30	2,754	2,424,706
2.49%, 11/03/36, (5-year CMT + 0.95%)(d)	2,295	1,995,002
2.68%, 01/27/33, (1-day SOFR + 1.02%)(d)	1,497	1,333,391
3.00%, 07/30/29	2,092	1,995,683
3.90%, 04/26/28	1,763	1,751,404
4.48%, 01/26/32, (1-day SOFR + 0.87%)(d)	2,330	2,299,022
4.55%, 07/22/28, (1-day SOFR + 1.66%)(d)	4,614	4,621,588
4.65%, 02/01/29, (1-day SOFR + 1.23%)(d)	4,615	4,629,022
4.84%, 02/01/34, (1-day SOFR + 1.60%)(d)	4,020	3,970,891
4.97%, 07/22/33, (1-day SOFR + 2.11%)(d)	2,460	2,438,744
5.03%, 01/26/37, (1-day SOFR + 1.10%)(d)	1,565	1,541,764
5.05%, 02/12/31, (1-day SOFR + 1.06%)(d)	2,500	2,532,566
5.08%, 05/15/31, (1-day SOFR + 1.30%)(d)	1,420	1,439,817
Security	Par (000)	Value
Banks (continued)
5.10%, 07/23/30, (1-day SOFR + 1.25%)(d)	$2,485	$2,522,272
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)(d)	2,745	2,800,375
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(d)	1,985	2,023,254
5.68%, 01/23/35, (1-day SOFR + 1.86%)(d)	3,735	3,857,939
5.72%, 05/20/41, (5-year CMT + 1.25%)(d)	970	971,803
5.78%, 06/12/29, (1-day SOFR + 2.02%)(d)	3,025	3,099,143
5.84%, 06/12/34, (1-day SOFR + 2.26%)(d)	2,895	3,021,223
5.85%, 10/21/33, (1-day SOFR + 2.09%)(d)	2,710	2,834,951
U.S. Bank NA/Cincinnati OH, 4.54%, 05/20/29, (1-day SOFR + 0.67%)(d)	15	15,005
UBS AG/London
4.50%, 06/26/48	1,990	1,718,528
5.65%, 09/11/28	2,835	2,914,544
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(d)	3,045	3,039,408
4.63%, 02/16/32, (1-day SOFR + 1.11%)(d)	2,620	2,610,229
4.68%, 11/29/30, (1-day SOFR + 0.74%)(d)	1,370	1,373,072
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(b)(d)	4,282	3,779,444
2.75%, 02/11/33, (1-year CMT + 1.10%)(b)(d)	4,070	3,606,353
3.09%, 05/14/32, (1-day SOFR + 1.73%)(b)(d)	7,858	7,213,330
3.13%, 08/13/30(b)(d)	2,543	2,419,289
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	2,585	1,930,115
3.87%, 01/12/29(a)(b)(d)	4,957	4,900,586
4.15%, 12/23/29, (1-day SOFR + 0.84%)(b)(d)	2,515	2,483,535
4.19%, 04/01/31, (1-day SOFR + 3.73%)(b)(d)	5,796	5,660,457
4.21%, 04/10/30, (1-day SOFR + 0.84%)(b)(d)	4,375	4,310,689
4.25%, 03/23/28(b)	4,925	4,903,540
4.28%, 01/09/28(b)	4,202	4,189,718
4.40%, 09/23/31, (1-day SOFR + 1.06%)(b)(d)	1,715	1,684,016
4.59%, 08/10/32, (1-day SOFR + 1.05%)(b)(d)	3,080	3,028,611
4.84%, 11/06/33, (1-day SOFR + 1.29%)(b)(d)	2,555	2,509,462
4.88%, 05/15/45(a)	2,908	2,636,077
4.99%, 08/05/33, (1-year CMT + 2.40%)(b)(d)	2,790	2,774,564
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(d)	3,035	2,958,454
5.20%, 08/10/37, (1-day SOFR + 1.34%)(b)(d)	1,725	1,698,186
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(b)(d)	3,835	3,672,852
5.43%, 02/08/30, (1-year CMT + 1.52%)(b)(d)	3,670	3,733,203
5.53%, 05/06/47, (1-day SOFR + 1.49%)(b)(d)	1,640	1,586,886
5.58%, 05/09/36, (1-day SOFR + 1.76%)(a)(b)(d)	2,810	2,864,719
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(b)(d)	2,780	2,854,124
5.70%, 02/08/35, (1-year CMT + 1.77%)(b)(d)	4,135	4,254,504
5.96%, 01/12/34, (1-year CMT + 2.20%)(b)(d)	3,705	3,868,212
6.25%, 09/22/29, (1-year CMT + 1.80%)(b)(d)	2,305	2,384,660
6.30%, 09/22/34, (1-year CMT + 2.00%)(b)(d)	3,430	3,658,235
6.44%, 08/11/28, (1-day SOFR + 3.70%)(a)(b)(d)	2,780	2,843,813
6.54%, 08/12/33, (1-day SOFR + 3.92%)(a)(b)(d)	3,280	3,517,219
9.02%, 11/15/33, (1-day SOFR + 5.02%)(a)(b)(d)	2,570	3,120,457
UniCredit SpA
3.13%, 06/03/32, (1-year CMT + 1.55%)(a)(b)(d)	2,027	1,865,786
5.46%, 06/30/35, (5-year CMT + 4.75%)(b)(d)	2,440	2,450,585
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(b)(d)	1,975	1,986,794

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(b)(d)	$1,850	$1,950,069
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)(d)	2,132	2,112,812
4.40%, 04/02/28(b)	270	270,787
Wachovia Corp.
5.50%, 08/01/35	1,730	1,744,649
7.50%, 04/15/35	891	1,021,602
Webster Financial Corp., 4.10%, 03/25/29(a)	463	453,147
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(d)	6,045	5,928,141
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(d)	6,361	5,899,203
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(d)	7,177	6,774,953
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	6,879	5,232,942
3.35%, 03/02/33, (1-day SOFR + 1.50%)(d)	7,446	6,856,189
3.90%, 05/01/45	4,910	3,895,283
4.08%, 09/15/29, (1-day SOFR + 0.88%)(d)	3,355	3,317,642
4.15%, 01/24/29	3,677	3,651,812
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)(d)	4,405	4,360,028
4.30%, 07/22/27	4,383	4,381,306
4.40%, 06/14/46	4,176	3,404,801
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(d)	5,385	5,340,243
4.58%, 05/20/29, (1-day SOFR + 0.72%)(d)	3,975	3,973,159
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	6,054	5,105,258
4.65%, 11/04/44(a)	3,998	3,402,457
4.75%, 12/07/46	4,489	3,826,217
4.81%, 07/25/28, (1-day SOFR + 1.98%)(d)	5,715	5,732,596
4.84%, 05/20/32, (1-day SOFR + 0.97%)(d)	3,975	3,971,707
4.89%, 09/15/36, (1-day SOFR + 1.34%)(d)	3,365	3,287,474
4.90%, 07/25/33, (1-day SOFR + 2.10%)(d)	7,721	7,687,201
4.90%, 11/17/45	4,457	3,900,605
4.96%, 01/23/37, (1-day SOFR + 1.10%)(d)	5,740	5,605,730
4.97%, 04/23/29, (1-day SOFR + 1.37%)(d)	4,720	4,755,659
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	10,757	9,662,102
5.15%, 04/23/31, (1-day SOFR + 1.50%)(d)	6,540	6,637,179
5.20%, 01/23/30, (1-day SOFR + 1.50%)(d)	5,800	5,886,829
5.21%, 12/03/35, (1-day SOFR + 1.38%)(d)	4,775	4,780,116
5.24%, 01/24/31, (1-day SOFR + 1.11%)(d)	4,930	5,014,039
5.38%, 02/07/35	1,135	1,163,459
5.38%, 11/02/43	3,937	3,708,930
5.39%, 04/24/34, (1-day SOFR + 2.02%)(d)	6,665	6,785,894
5.43%, 01/23/47, (1-day SOFR + 1.23%)(d)	6,615	6,354,396
5.50%, 01/23/35, (1-day SOFR + 1.78%)(d)	5,750	5,872,540
5.56%, 07/25/34, (1-day SOFR + 1.99%)(d)	6,955	7,154,814
5.57%, 07/25/29, (1-day SOFR + 1.74%)(d)	8,660	8,830,418
5.61%, 04/23/36, (1-day SOFR + 1.74%)(d)	4,615	4,734,567
5.61%, 01/15/44	4,996	4,820,747
5.95%, 12/01/86	1,206	1,229,350
6.30%, 10/23/29, (1-day SOFR + 1.79%)(d)	5,525	5,737,280
6.49%, 10/23/34, (1-day SOFR + 2.06%)(d)	5,987	6,482,568
Series B, 7.95%, 11/15/29	1,155	1,269,056
Wells Fargo Bank NA
5.85%, 02/01/37	1,440	1,494,941
5.95%, 08/26/36	1,160	1,214,748
6.60%, 01/15/38	2,355	2,587,989
Security	Par (000)	Value
Banks (continued)
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(d)	$15	$14,791
Westpac Banking Corp.
1.95%, 11/20/28	1,607	1,521,888
2.15%, 06/03/31	1,669	1,498,035
2.65%, 01/16/30	1,345	1,268,504
2.67%, 11/15/35, (5-year CMT + 1.75%)(d)	3,409	3,079,674
2.96%, 11/16/40	1,761	1,303,226
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)(d)	2,187	1,958,553
3.13%, 11/18/41(a)	1,785	1,319,018
3.40%, 01/25/28	1,724	1,704,489
4.04%, 08/26/27	995	994,397
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(d)	2,062	2,013,800
4.35%, 07/01/30(a)	1,665	1,663,388
4.42%, 07/24/39	1,523	1,367,169
5.05%, 04/16/29	1,085	1,108,483
5.41%, 08/10/33, (1-year CMT + 2.68%)(d)	1,834	1,856,564
5.46%, 11/18/27	2,025	2,062,422
5.54%, 11/17/28	1,935	1,996,192
5.62%, 11/20/35, (1-year CMT + 1.20%)(d)	2,445	2,474,600
6.82%, 11/17/33	1,270	1,388,571
Westpac Banking Corp./New York
4.15%, 05/11/28(a)	1,120	1,118,754
Series ., 4.45%, 06/12/31	1,250	1,244,075
Westpac New Zealand Ltd.
4.13%, 01/29/29(a)(b)	1,680	1,666,121
4.22%, 09/16/30(b)	675	663,789
4.90%, 02/15/28(a)(b)	1,520	1,532,744
4.94%, 02/27/30(a)(b)	1,215	1,229,436
5.20%, 02/28/29(a)(b)	1,346	1,371,225
Wintrust Financial Corp., 4.85%, 06/06/29	537	527,640
Woori Bank
4.75%, 01/24/29(b)	655	661,213
4.88%, 01/26/28(b)	570	575,297
5.13%, 08/06/28(b)	500	504,439
6.38%, (5-year CMT + 2.28%)(b)(d)(e)	250	258,548
Zions Bancorp NA
3.25%, 10/29/29	815	767,747
4.48%, 02/09/29, (1-day SOFR + 1.06%)(d)	500	496,639
4.70%, 08/18/28, (1-day SOFR + 1.16%)(d)	850	850,261
6.82%, 11/19/35, (1-day SOFR + 2.83%)(d)	285	296,442
		3,642,094,782
Beverages — 1.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	9,849	9,589,337
4.90%, 02/01/46	16,390	14,989,950
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	1,060	944,565
4.70%, 02/01/36	1,255	1,221,913
4.90%, 02/01/46	2,753	2,502,455
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	3,852	3,722,348
3.75%, 07/15/42(a)	500	403,627
4.35%, 06/01/40(a)	1,281	1,145,210
4.38%, 04/15/38(a)	1,275	1,194,084
4.44%, 10/06/48	2,983	2,529,848
4.50%, 06/01/50(a)	1,600	1,434,619
4.60%, 04/15/48(a)	1,010	884,480
4.60%, 06/01/60(a)	250	201,331
4.75%, 01/23/29	4,340	4,376,996

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.75%, 04/15/58	$1,225	$1,057,518
4.90%, 01/23/31	1,479	1,504,238
4.95%, 01/15/42	2,921	2,758,930
5.00%, 06/15/34	2,045	2,068,188
5.45%, 01/23/39	3,764	3,841,626
5.55%, 01/23/49	7,035	6,934,774
5.80%, 01/23/59	3,867	3,935,346
5.88%, 06/15/35(a)	705	754,887
6.63%, 08/15/33(a)	390	431,460
8.00%, 11/15/39	771	964,246
8.20%, 01/15/39	2,364	2,982,334
Bacardi Ltd.
4.70%, 05/15/28(b)	2,815	2,812,616
5.15%, 05/15/38(b)	960	893,411
5.30%, 05/15/48(a)(b)	1,085	958,433
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	1,350	1,361,562
5.40%, 06/15/33(b)	1,152	1,149,032
5.90%, 06/15/43(a)(b)	695	666,614
Bacardi-Martini BV
5.55%, 02/01/30(b)	690	701,451
6.00%, 02/01/35(a)(b)	795	813,292
Becle SAB de CV, 2.50%, 10/14/31(b)	1,065	912,216
Brown-Forman Corp.
3.75%, 01/15/43	500	390,099
4.00%, 04/15/38(a)	865	761,302
4.50%, 07/15/45(a)	939	799,450
4.75%, 04/15/33	1,050	1,035,977
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	540	491,330
Coca-Cola Co.(The)
1.00%, 03/15/28(a)	2,165	2,051,692
1.38%, 03/15/31	2,656	2,316,836
1.50%, 03/05/28	1,525	1,459,988
1.65%, 06/01/30	3,380	3,055,440
2.00%, 03/05/31	1,779	1,599,986
2.13%, 09/06/29	1,449	1,360,542
2.25%, 01/05/32(a)	2,795	2,503,937
2.50%, 06/01/40	1,941	1,426,591
2.50%, 03/15/51	2,575	1,534,758
2.60%, 06/01/50(a)	2,271	1,395,199
2.75%, 06/01/60	1,407	817,766
2.88%, 05/05/41	1,547	1,176,827
3.00%, 03/05/51	3,355	2,227,712
3.45%, 03/25/30	2,133	2,072,684
4.20%, 03/25/50	1,190	982,875
4.65%, 08/14/34(a)	1,450	1,453,653
5.00%, 05/13/34	1,830	1,882,986
5.20%, 01/14/55(a)	2,765	2,630,756
5.30%, 05/13/54	2,250	2,175,815
5.40%, 05/13/64	3,160	3,045,240
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	1,555	1,585,605
5.45%, 06/01/34	1,055	1,086,512
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	1,285	1,071,767
2.75%, 01/22/30(a)	2,230	2,086,022
5.10%, 05/06/35	755	750,712
5.25%, 11/26/43(a)	625	596,480
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)(b)	510	494,732
Constellation Brands, Inc.
2.25%, 08/01/31	2,112	1,865,818
Security	Par (000)	Value
Beverages (continued)
2.88%, 05/01/30	$1,378	$1,291,890
3.15%, 08/01/29(a)	1,828	1,750,794
3.60%, 02/15/28(a)	1,605	1,582,863
3.75%, 05/01/50	1,160	850,450
4.10%, 02/15/48	1,181	919,465
4.50%, 05/09/47	677	561,647
4.65%, 11/15/28	970	972,060
4.75%, 05/09/32(a)	1,280	1,269,704
4.80%, 01/15/29	1,255	1,261,484
4.80%, 05/01/30(a)	1,190	1,197,723
4.85%, 05/06/31	450	450,008
4.90%, 05/01/33	1,845	1,829,148
4.95%, 11/01/35(a)	645	628,167
5.25%, 11/15/48	774	713,090
Diageo Capital PLC
2.00%, 04/29/30	2,155	1,956,931
2.13%, 04/29/32	1,360	1,177,375
2.38%, 10/24/29	1,723	1,608,197
3.88%, 05/18/28	1,325	1,313,806
3.88%, 04/29/43	1,000	804,184
5.30%, 10/24/27	1,625	1,648,026
5.50%, 01/24/33	1,635	1,690,654
5.63%, 10/05/33	1,410	1,471,337
5.88%, 09/30/36	1,218	1,293,541
Diageo Investment Corp.
4.25%, 05/11/42(a)	808	696,469
5.13%, 08/15/30	2,050	2,086,835
5.63%, 04/15/35	1,490	1,550,327
7.45%, 04/15/35	835	977,517
Embotelladora Andina SA, 3.95%, 01/21/50(b)	130	98,602
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	975	700,537
4.38%, 05/10/43	310	268,500
Heineken NV
3.50%, 01/29/28(a)(b)	2,422	2,391,605
4.00%, 10/01/42(a)(b)	911	756,513
4.35%, 03/29/47(b)	930	773,935
JDE Peet's NV, 2.25%, 09/24/31(b)	1,006	875,905
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	1,344	1,195,569
3.20%, 05/01/30	1,881	1,771,289
3.35%, 03/15/51	964	629,526
3.43%, 06/15/27	1,042	1,031,763
3.80%, 05/01/50	1,395	993,375
3.95%, 04/15/29	2,305	2,263,128
4.05%, 04/15/32(a)	1,305	1,245,494
4.35%, 05/15/28	1,230	1,227,100
4.42%, 12/15/46	653	525,674
4.50%, 11/15/45	946	780,487
4.50%, 04/15/52	2,187	1,741,759
4.60%, 05/25/28	1,725	1,726,955
4.60%, 05/15/30	1,200	1,194,763
5.05%, 03/15/29	1,465	1,480,397
5.09%, 05/25/48	1,155	1,017,167
5.15%, 05/15/35	1,500	1,477,210
5.30%, 03/15/34	1,250	1,251,593
Series 10, 5.20%, 03/15/31	1,124	1,138,638
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	945	944,806
5.05%, 03/26/31(b)	645	645,375
5.70%, 03/26/36(a)(b)	670	677,107

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
6.63%, 03/26/56(b)	$1,040	$1,083,703
Molson Coors Beverage Co.
4.20%, 07/15/46	3,250	2,603,640
4.90%, 07/08/31	665	667,222
5.00%, 05/01/42(a)	2,017	1,854,143
5.50%, 07/08/36	1,150	1,158,705
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	1,055	1,061,256
4.70%, 02/16/34	610	608,829
PepsiCo, Inc.
1.40%, 02/25/31	1,922	1,677,459
1.63%, 05/01/30	1,894	1,708,317
1.95%, 10/21/31	2,490	2,195,102
2.63%, 07/29/29	1,854	1,765,045
2.63%, 10/21/41	1,585	1,138,396
2.75%, 03/19/30	2,779	2,622,671
2.75%, 10/21/51	1,492	925,188
2.88%, 10/15/49	1,690	1,100,904
3.00%, 10/15/27	2,522	2,489,804
3.38%, 07/29/49	996	711,379
3.45%, 10/06/46	1,477	1,100,891
3.50%, 03/19/40	710	592,025
3.60%, 02/18/28(a)	895	886,863
3.60%, 08/13/42	880	705,102
3.63%, 03/19/50	1,892	1,406,446
3.88%, 03/19/60	1,240	918,387
3.90%, 07/18/32(a)	2,009	1,951,252
4.00%, 03/05/42	985	839,252
4.00%, 05/02/47	1,011	815,346
4.10%, 01/15/29	1,615	1,611,535
4.20%, 07/18/52	1,157	941,315
4.25%, 10/22/44	235	201,001
4.30%, 07/23/30(a)	1,300	1,301,451
4.45%, 02/07/28(a)	1,715	1,722,932
4.45%, 05/15/28	1,223	1,230,115
4.45%, 02/15/33(a)	1,858	1,859,732
4.45%, 04/14/46	1,760	1,531,885
4.50%, 07/17/29	1,490	1,499,614
4.60%, 02/07/30	1,550	1,566,404
4.60%, 07/17/45	687	613,172
4.65%, 07/23/32	1,790	1,801,558
4.65%, 02/15/53	1,010	887,333
4.80%, 07/17/34	1,370	1,376,871
4.88%, 11/01/40(a)	460	442,376
5.00%, 02/07/35	2,445	2,469,620
5.00%, 07/23/35(a)	2,645	2,669,589
5.25%, 07/17/54(a)	1,470	1,415,128
5.50%, 01/15/40	1,180	1,213,689
7.00%, 03/01/29	602	643,640
Pernod Ricard International Finance LLC
1.25%, 04/01/28(a)(b)	1,355	1,277,078
1.63%, 04/01/31(a)(b)	2,034	1,754,857
2.75%, 10/01/50(a)(b)	845	500,382
Pernod Ricard SA, 5.50%, 01/15/42(b)	1,655	1,600,900
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	1,085	1,101,018
		265,029,012
Biotechnology — 1.0%
Amgen, Inc.
1.65%, 08/15/28	2,031	1,916,049
2.00%, 01/15/32	2,240	1,938,530
2.30%, 02/25/31	2,604	2,349,538
Security	Par (000)	Value
Biotechnology (continued)
2.45%, 02/21/30	$2,833	$2,630,266
2.77%, 09/01/53	1,736	1,034,335
2.80%, 08/15/41	625	452,360
3.00%, 02/22/29	1,650	1,592,473
3.00%, 01/15/52(a)	915	593,534
3.15%, 02/21/40	3,365	2,620,953
3.20%, 11/02/27	1,660	1,636,048
3.35%, 02/22/32	2,515	2,337,420
3.38%, 02/21/50	1,744	1,230,932
4.05%, 08/18/29	1,735	1,714,683
4.20%, 02/19/31	2,060	2,024,436
4.20%, 03/01/33	1,970	1,900,793
4.20%, 02/22/52	1,738	1,362,293
4.40%, 05/01/45	4,167	3,529,260
4.40%, 02/22/62	2,390	1,870,757
4.56%, 06/15/48	2,680	2,267,587
4.66%, 06/15/51	6,194	5,256,037
4.85%, 02/19/36	1,040	1,019,449
4.88%, 03/01/53	1,900	1,655,176
4.95%, 10/01/41	1,311	1,224,443
5.15%, 03/02/28	6,715	6,798,832
5.15%, 11/15/41	995	946,703
5.25%, 03/02/30	5,005	5,115,602
5.25%, 03/02/33	7,940	8,110,447
5.50%, 02/19/46	2,990	2,896,956
5.60%, 03/02/43	5,365	5,325,003
5.65%, 06/15/42	1,315	1,309,571
5.65%, 03/02/53	7,460	7,252,454
5.65%, 02/19/56	1,020	994,275
5.75%, 03/15/40(a)	650	668,754
5.75%, 03/02/63	5,049	4,900,923
6.38%, 06/01/37(a)	1,049	1,145,161
6.40%, 02/01/39	785	847,674
6.90%, 06/01/38(a)	490	547,115
Baxalta, Inc., 5.25%, 06/23/45	831	779,099
Biogen, Inc.
2.25%, 05/01/30	3,606	3,293,279
3.15%, 05/01/50	3,506	2,271,381
3.25%, 02/15/51(a)	1,406	919,485
5.05%, 01/15/31	750	761,067
5.20%, 09/15/45(a)	1,604	1,480,833
5.75%, 05/15/35(a)	990	1,031,201
6.45%, 05/15/55	1,130	1,201,736
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(a)	1,350	1,259,165
CSL Finance PLC
4.05%, 04/27/29(b)	1,520	1,493,604
4.25%, 04/27/32(b)	1,787	1,721,575
4.63%, 04/27/42(a)(b)	710	627,243
4.75%, 04/27/52(a)(b)	2,110	1,796,507
4.95%, 04/27/62(a)(b)	1,235	1,049,697
5.11%, 04/03/34(a)(b)	1,070	1,074,256
5.42%, 04/03/54(a)(b)	1,120	1,052,943
Gilead Sciences, Inc.
1.20%, 10/01/27	1,556	1,496,364
1.65%, 10/01/30	2,433	2,160,246
2.60%, 10/01/40	2,026	1,475,248
2.80%, 10/01/50(a)	2,827	1,785,285
4.00%, 09/01/36	1,556	1,430,484
4.15%, 03/01/47	3,311	2,708,608
4.25%, 05/20/28	1,155	1,154,733
4.40%, 05/20/29	1,815	1,815,387

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.50%, 02/01/45	$2,953	$2,576,939
4.60%, 05/20/31	1,355	1,355,587
4.60%, 09/01/35	1,694	1,653,470
4.75%, 03/01/46	3,923	3,524,543
4.80%, 11/15/29	1,465	1,483,012
4.80%, 04/01/44	3,224	2,938,548
4.90%, 05/20/34	1,425	1,427,476
5.10%, 06/15/35	1,795	1,813,242
5.25%, 10/15/33(a)	1,345	1,386,772
5.50%, 11/15/54	2,355	2,303,771
5.55%, 10/15/53(a)	2,146	2,116,879
5.60%, 11/15/64	1,415	1,392,281
5.65%, 12/01/41	1,838	1,877,797
Illumina, Inc.
2.55%, 03/23/31	1,224	1,108,051
4.75%, 12/12/30	790	788,225
5.75%, 12/13/27	1,245	1,265,979
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	2,474	2,192,467
2.80%, 09/15/50(a)	1,447	879,755
Royalty Pharma PLC
1.75%, 09/02/27	1,874	1,813,513
2.15%, 09/02/31(a)	1,419	1,247,426
2.20%, 09/02/30	2,078	1,879,215
3.30%, 09/02/40	1,992	1,543,114
3.35%, 09/02/51(a)	1,320	882,257
3.55%, 09/02/50	1,691	1,178,891
4.45%, 03/25/31	1,295	1,275,646
5.15%, 09/02/29	1,145	1,162,063
5.20%, 09/25/35	1,785	1,771,985
5.40%, 09/02/34	1,030	1,042,225
5.90%, 09/02/54	980	969,637
5.95%, 09/25/55	985	983,425
		174,690,439
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.70%, 04/07/28	1,325	1,328,554
4.75%, 09/22/46	690	601,242
4.95%, 04/07/30	730	736,207
5.40%, 04/07/35	1,910	1,940,638
7.13%, 07/15/36	1,063	1,201,754
Carlisle Companies, Inc.
2.20%, 03/01/32	1,160	1,003,463
2.75%, 03/01/30	1,695	1,584,757
3.75%, 12/01/27(a)	640	634,197
5.25%, 09/15/35(a)	660	660,541
5.55%, 09/15/40(a)	450	448,167
Carrier Global Corp.
2.70%, 02/15/31	1,860	1,709,723
2.72%, 02/15/30	4,269	3,996,160
3.38%, 04/05/40	2,748	2,201,513
3.58%, 04/05/50	2,699	1,971,121
5.90%, 03/15/34	1,895	1,999,804
6.20%, 03/15/54(a)	940	1,003,868
Cemex SAB de CV
3.88%, 07/11/31(b)	1,440	1,352,629
5.20%, 09/17/30(b)	1,415	1,411,805
5.45%, 11/19/29(b)	150	151,303
CRH America Finance, Inc.
3.95%, 04/04/28(b)	1,882	1,863,617
4.40%, 02/09/31	1,545	1,524,932
Security	Par (000)	Value
Building Materials (continued)
4.40%, 05/09/47(b)	$370	$308,164
4.50%, 04/04/48(a)(b)	1,355	1,135,848
5.00%, 02/09/36	1,865	1,832,280
5.40%, 05/21/34	1,735	1,770,276
5.50%, 01/09/35	2,150	2,193,625
5.60%, 02/09/56	930	907,202
5.88%, 01/09/55	905	911,593
CRH America, Inc., 5.13%, 05/18/45(b)	1,065	982,914
CRH SMW Finance DAC
5.13%, 01/09/30	1,810	1,838,598
5.20%, 05/21/29	1,535	1,565,745
Eagle Materials, Inc.
2.50%, 07/01/31	1,255	1,122,531
5.00%, 03/15/36	750	724,506
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	1,396	1,333,387
4.00%, 03/25/32(a)	745	705,706
4.50%, 03/25/52(a)	835	668,558
5.88%, 06/01/33(a)	1,312	1,362,021
GCC SAB de CV, 3.61%, 04/20/32(b)	445	407,529
JH North America Holdings, Inc.
5.88%, 01/31/31(b)	150	149,943
6.13%, 07/31/32(a)(b)	1,720	1,724,054
Johnson Controls International PLC
4.50%, 02/15/47(a)	943	802,253
4.63%, 07/02/44	759	668,895
4.95%, 07/02/64(c)	646	558,597
6.00%, 01/15/36	599	635,891
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	1,416	1,261,908
2.00%, 09/16/31(a)	1,085	949,512
4.90%, 12/01/32	1,420	1,425,885
5.50%, 04/19/29	1,610	1,653,526
Lennox International, Inc.
1.70%, 08/01/27	660	640,289
5.50%, 09/15/28	1,065	1,086,873
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	10	9,590
Martin Marietta Materials, Inc.
2.40%, 07/15/31	2,341	2,103,346
3.20%, 07/15/51	1,775	1,176,903
3.45%, 06/01/27	489	484,641
3.50%, 12/15/27	1,021	1,008,406
4.25%, 12/15/47	1,005	817,278
5.15%, 12/01/34	890	895,312
5.50%, 12/01/54(a)	1,341	1,291,473
Series CB, 2.50%, 03/15/30	1,235	1,141,565
Masco Corp.
1.50%, 02/15/28	1,159	1,103,000
2.00%, 10/01/30	861	766,741
2.00%, 02/15/31	1,280	1,128,668
3.13%, 02/15/51(a)	297	192,154
3.50%, 11/15/27	582	573,903
4.50%, 05/15/47(a)	874	725,125
Mohawk Industries, Inc.
3.63%, 05/15/30	200	192,321
5.85%, 09/18/28	680	697,864
Owens Corning
3.50%, 02/15/30(a)	680	653,728
3.88%, 06/01/30(a)	150	145,758
3.95%, 08/15/29(a)	2,588	2,543,985

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
4.30%, 07/15/47	$1,191	$961,690
4.40%, 01/30/48(a)	956	785,010
5.50%, 06/15/27	630	637,585
5.70%, 06/15/34(a)	1,065	1,103,008
5.95%, 06/15/54(a)	1,040	1,045,090
7.00%, 12/01/36	809	909,167
St Marys Cement, Inc./Canada, 5.75%, 04/02/34(b)	150	153,541
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,499	1,476,999
4.50%, 03/21/49	684	584,836
4.65%, 11/01/44	491	437,671
5.10%, 06/13/34	1,190	1,206,902
5.25%, 03/03/33	1,545	1,584,790
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	949	938,539
4.30%, 02/21/48	450	372,052
5.75%, 06/15/43	944	973,984
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	575	524,096
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	335	380,024
Vulcan Materials Co.
3.50%, 06/01/30	1,505	1,441,290
4.50%, 06/15/47	1,301	1,106,941
4.70%, 03/01/48(a)	787	684,777
4.95%, 12/01/29	1,745	1,767,363
5.35%, 12/01/34(a)	1,450	1,478,071
5.70%, 12/01/54(a)	1,390	1,374,232
		100,233,523
Chemicals — 1.2%
Air Liquide Finance SA
2.25%, 09/10/29(a)(b)	1,608	1,512,913
3.50%, 09/27/46(a)(b)	1,102	832,780
Air Products and Chemicals, Inc.
2.05%, 05/15/30	2,054	1,871,697
2.70%, 05/15/40	1,491	1,105,431
2.80%, 05/15/50	1,374	862,513
4.30%, 06/11/28	1,150	1,151,085
4.60%, 02/08/29	1,851	1,860,446
4.75%, 02/08/31(a)	1,545	1,559,628
4.80%, 03/03/33	1,175	1,183,959
4.85%, 02/08/34(a)	2,104	2,107,849
4.90%, 10/11/32(a)	830	838,508
Albemarle Corp., 5.05%, 06/01/32(a)	420	420,543
Bayport Polymers LLC, 5.14%, 04/14/32(a)(b)	600	592,818
Cabot Corp.
4.00%, 07/01/29	1,046	1,026,013
5.00%, 06/30/32	745	746,224
CF Industries, Inc.
4.95%, 06/01/43	1,805	1,642,197
5.15%, 03/15/34	1,540	1,536,353
5.30%, 11/26/35(a)	1,710	1,706,391
5.38%, 03/15/44	1,265	1,199,881
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28(b)	1,510	1,486,043
4.75%, 05/15/30(b)	660	661,082
Dow Chemical Co.(The)
2.10%, 11/15/30(a)	1,253	1,109,117
3.60%, 11/15/50(a)	2,280	1,518,018
4.25%, 10/01/34(a)	872	800,899
Security	Par (000)	Value
Chemicals (continued)
4.38%, 11/15/42	$2,569	$2,082,166
4.63%, 10/01/44	1,075	878,545
4.80%, 11/30/28(a)	1,529	1,533,910
4.80%, 01/15/31(a)	2,300	2,278,039
4.80%, 05/15/49	970	777,974
5.15%, 02/15/34(a)	2,375	2,345,665
5.25%, 11/15/41	1,533	1,389,288
5.35%, 03/15/35(a)	680	673,049
5.55%, 11/30/48	1,756	1,559,583
5.60%, 02/15/54(a)	1,525	1,359,308
5.65%, 03/15/36(a)	996	995,396
5.95%, 03/15/55(a)	1,155	1,076,361
6.30%, 03/15/33(a)	1,350	1,426,702
6.90%, 05/15/53(a)	1,440	1,512,171
7.38%, 11/01/29(a)	2,224	2,405,018
9.40%, 05/15/39	1,078	1,397,666
DuPont de Nemours, Inc.
4.73%, 11/15/28(b)	3,278	3,285,519
5.32%, 11/15/38	1,361	1,345,728
5.42%, 11/15/48	1,780	1,683,752
Eastman Chemical Co.
4.50%, 12/01/28	1,630	1,626,787
4.50%, 02/20/31	1,795	1,762,453
4.65%, 10/15/44	1,790	1,529,056
4.80%, 09/01/42(a)	1,059	940,388
5.00%, 08/01/29	1,770	1,786,380
5.63%, 02/20/34	1,815	1,849,339
5.75%, 03/08/33(a)	1,160	1,203,855
Ecolab, Inc.
1.30%, 01/30/31	1,795	1,550,720
2.13%, 02/01/32(a)	1,105	970,038
2.13%, 08/15/50	822	447,036
2.70%, 12/15/51	1,800	1,099,259
2.75%, 08/18/55(a)	1,238	736,863
3.25%, 12/01/27	1,049	1,035,493
3.95%, 12/01/47(a)	1,080	858,466
4.30%, 06/15/28	320	320,156
4.60%, 06/15/29	1,825	1,833,074
4.80%, 03/24/30	1,306	1,319,792
4.80%, 06/15/31	1,675	1,688,393
5.00%, 09/01/35(a)	1,295	1,293,525
5.15%, 06/15/33	1,800	1,827,524
5.25%, 01/15/28	994	1,008,698
5.35%, 06/15/36	1,695	1,723,419
5.50%, 12/08/41(a)	800	806,868
EIDP, Inc.
2.30%, 07/15/30(a)	1,063	980,073
4.80%, 05/15/33(a)	910	898,648
5.13%, 05/15/32	940	952,609
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(b)	1,242	1,122,772
4.30%, 03/18/51(b)	90	70,469
4.40%, 03/30/32(b)	285	271,043
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	1,076	1,038,051
2.30%, 11/01/30(b)	1,602	1,440,571
3.27%, 11/15/40(b)	826	625,791
3.47%, 12/01/50(a)(b)	1,647	1,132,417
4.38%, 06/01/47	845	681,714
4.45%, 09/26/28	1,145	1,140,429
5.00%, 09/26/48	1,306	1,153,119

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Kraton Corp., 5.00%, 07/15/27(b)	$615	$618,570
LG Chem Ltd.
2.38%, 07/07/31(b)	845	741,512
3.63%, 04/15/29(b)	365	352,105
Linde, Inc./CT
1.10%, 08/10/30	1,773	1,554,113
2.00%, 08/10/50	678	365,609
3.55%, 11/07/42	1,070	855,994
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	740	822,189
LYB International Finance BV
4.88%, 03/15/44(a)	1,867	1,582,005
5.25%, 07/15/43	1,553	1,374,235
LYB International Finance III LLC
2.25%, 10/01/30	1,975	1,772,112
3.38%, 10/01/40	1,345	996,553
3.63%, 04/01/51(a)	2,177	1,443,593
3.80%, 10/01/60	1,399	893,071
4.20%, 10/15/49	1,858	1,361,598
4.20%, 05/01/50	1,966	1,437,433
5.13%, 01/15/31	830	831,713
5.50%, 03/01/34(a)	2,730	2,732,825
5.63%, 05/15/33	1,595	1,616,532
5.88%, 01/15/36(a)	575	583,056
6.15%, 05/15/35(a)	1,295	1,342,784
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,685	1,307,103
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(a)(b)	625	629,124
5.25%, 01/29/36(b)	1,730	1,697,813
5.50%, 02/13/35(b)	910	920,077
MEGlobal BV, 2.63%, 04/28/28(b)	385	366,423
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	870	884,482
Mosaic Co.(The)
4.05%, 11/15/27	904	898,549
4.35%, 01/15/29	925	917,087
4.60%, 11/15/30	350	345,750
4.88%, 11/15/41(a)	595	532,015
5.38%, 11/15/28	1,350	1,371,799
5.45%, 11/15/33(a)	1,237	1,253,504
5.63%, 11/15/43(a)	1,095	1,039,674
NewMarket Corp., 2.70%, 03/18/31	900	816,217
Nutrien Ltd.
2.95%, 05/13/30	845	794,625
3.95%, 05/13/50	1,015	761,514
4.13%, 03/15/35	1,494	1,374,185
4.20%, 04/01/29	1,670	1,657,559
4.85%, 05/29/31	965	966,851
4.90%, 03/27/28	1,575	1,587,855
4.90%, 06/01/43	687	618,818
5.00%, 04/01/49	1,505	1,342,015
5.20%, 06/21/27	725	731,348
5.25%, 03/12/32	1,200	1,223,434
5.25%, 01/15/45	1,071	1,002,769
5.35%, 05/29/36	935	937,934
5.40%, 06/21/34(a)	950	968,321
5.63%, 12/01/40(a)	372	369,518
5.80%, 03/27/53(a)	1,075	1,067,599
5.88%, 12/01/36	1,427	1,483,349
6.13%, 01/15/41	590	621,736
OCP SA
5.13%, 06/23/51(b)	1,800	1,437,153
Security	Par (000)	Value
Chemicals (continued)
6.10%, 04/30/30(b)	$1,956	$2,002,549
6.70%, 03/01/36(a)(b)	2,000	2,078,731
6.75%, 05/02/34(b)	2,030	2,134,196
6.88%, 04/25/44(b)	1,030	1,040,272
7.50%, 05/02/54(b)	1,650	1,765,531
PPG Industries, Inc.
2.55%, 06/15/30	800	742,815
2.80%, 08/15/29	677	641,467
3.75%, 03/15/28	1,803	1,785,583
4.38%, 03/15/31	1,170	1,153,182
5.50%, 11/15/40(a)	245	242,622
Rohm and Haas Co., 7.85%, 07/15/29	90	97,854
RPM International, Inc.
2.95%, 01/15/32	847	766,043
4.25%, 01/15/48	795	637,452
4.55%, 03/01/29	1,395	1,394,745
5.25%, 06/01/45(a)	522	486,327
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,495	1,484,786
Sherwin-Williams Co.(The)
2.20%, 03/15/32	1,220	1,066,055
2.30%, 05/15/30(a)	1,126	1,031,989
2.90%, 03/15/52	820	505,675
2.95%, 08/15/29	1,428	1,361,345
3.30%, 05/15/50(a)	820	554,673
3.45%, 06/01/27	2,110	2,093,947
3.80%, 08/15/49	1,125	843,791
4.00%, 12/15/42	500	404,440
4.30%, 08/15/28	1,585	1,578,129
4.50%, 08/15/30	1,140	1,135,204
4.50%, 06/01/47	2,446	2,057,672
4.55%, 03/01/28	960	961,860
4.55%, 08/01/45	912	779,254
4.80%, 09/01/31(a)	1,005	1,008,533
5.15%, 08/15/35	1,505	1,511,534
SNF Group SACA
3.38%, 03/15/30(b)	35	32,607
5.63%, 03/31/31(b)	650	657,695
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	1,900	1,299,492
4.25%, 05/07/29(a)(b)	946	938,943
4.25%, 01/22/50(a)(b)	795	629,612
5.50%, 09/10/34(b)	1,060	1,058,474
5.63%, 04/22/56, (5-year CMT + 1.92%)(b)(d)	80	79,544
6.50%, 11/07/33(a)(b)	1,280	1,366,066
Syensqo Finance America LLC
5.65%, 06/04/29(b)	1,335	1,365,213
5.85%, 06/04/34(b)	650	663,897
Syngenta Finance NV, 5.18%, 04/24/28(b)	100	100,383
Westlake Corp.
2.88%, 08/15/41	910	627,621
3.13%, 08/15/51	1,240	763,737
3.38%, 06/15/30(a)	1,330	1,265,562
3.38%, 08/15/61(a)	955	578,620
4.38%, 11/15/47	1,034	807,465
5.00%, 08/15/46(a)	1,450	1,252,511
5.55%, 11/15/35(a)	957	953,643
6.38%, 11/15/55(a)	935	934,274
Yara International ASA
3.15%, 06/04/30(b)	1,435	1,344,108
4.75%, 06/01/28(b)	1,936	1,938,312

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
7.38%, 11/14/32(a)(b)	$1,030	$1,140,073
		210,413,426
Coal — 0.0%
Australian Metcoal Financing Pty. Ltd., 6.75%, 04/22/34(b)	50	51,387
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	150	135,767
3.83%, 02/02/32(b)	20	18,303
4.20%, 08/04/27(b)	1,146	1,133,671
4.38%, 07/03/29(b)	860	839,168
5.00%, 08/02/41(a)(b)	305	270,907
American University (The), Series 2019, 3.67%, 04/01/49	810	606,435
Ashtead Capital, Inc.
2.45%, 08/12/31(b)	2,438	2,153,390
4.00%, 05/01/28(b)	1,632	1,611,812
4.25%, 11/01/29(b)	1,695	1,662,074
4.38%, 08/15/27(b)	910	906,675
5.50%, 08/11/32(b)	860	877,936
5.55%, 05/30/33(b)	1,125	1,144,185
5.80%, 04/15/34(b)	1,634	1,676,746
5.95%, 10/15/33(b)	1,420	1,474,053
Automatic Data Processing, Inc.
1.25%, 09/01/30	2,299	2,021,435
1.70%, 05/15/28	1,905	1,819,258
4.45%, 09/09/34	1,540	1,507,713
4.75%, 05/08/32	1,815	1,822,429
5.00%, 05/07/36	1,390	1,386,274
Block Financial LLC
2.50%, 07/15/28(a)	1,220	1,164,443
3.88%, 08/15/30(a)	1,206	1,148,262
5.38%, 09/15/32(a)	390	383,777
Brown University, Series A, 2.92%, 09/01/50	630	411,393
California Endowment (The), Series 2021, 2.50%, 04/01/51	672	382,671
California Institute of Technology
3.65%, 09/01/2119	753	473,295
4.32%, 08/01/45(a)	570	490,464
4.70%, 11/01/2111	437	345,592
Case Western Reserve University, 5.41%, 06/01/2122(a)	185	165,815
Cintas Corp. No. 2
4.00%, 05/01/32	1,995	1,934,318
4.20%, 05/01/28	925	923,472
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)(b)	2,480	2,499,344
4.88%, 04/21/33(a)(b)	1,610	1,618,770
Claremont Mckenna College, 3.78%, 01/01/2122	240	152,840
Cornell University
4.84%, 06/15/34	130	130,710
Series 2025, 4.17%, 06/15/30	895	887,279
Series 2025, 4.73%, 06/15/35	700	692,283
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	970	919,378
4.85%, 09/26/28(b)	1,823	1,806,769
5.50%, 05/08/35(b)	2,295	2,294,161
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(a)(b)	1,065	869,794
Security	Par (000)	Value
Commercial Services (continued)
5.63%, 09/25/48(a)(b)	$2,588	$2,404,169
6.85%, 07/02/37(a)(b)	3,235	3,500,312
Duke University
3.20%, 10/01/38	285	232,203
3.30%, 10/01/46	550	400,333
Series 2020, 2.68%, 10/01/44	725	532,537
Series 2020, 2.76%, 10/01/50(a)	283	180,376
Series 2020, 2.83%, 10/01/55	817	508,128
Element Fleet Management Corp.
4.64%, 11/24/30(b)	970	960,243
4.80%, 05/29/29(b)	915	916,505
5.04%, 03/25/30(b)	1,420	1,432,501
6.32%, 12/04/28(b)	1,605	1,666,611
Emory University
Series 2020, 2.14%, 09/01/30(a)	325	295,584
Series 2020, 2.97%, 09/01/50(a)	730	476,229
Equifax, Inc.
2.35%, 09/15/31(a)	1,925	1,698,644
3.10%, 05/15/30	1,495	1,404,785
4.80%, 09/15/29	925	928,134
5.10%, 12/15/27	1,480	1,493,176
5.10%, 06/01/28	1,885	1,903,450
7.00%, 07/01/37	498	555,535
ERAC USA Finance LLC
4.20%, 11/01/46(b)	1,276	1,039,484
4.50%, 10/30/29(b)	1,275	1,270,005
4.50%, 02/15/45(b)	1,224	1,051,212
4.60%, 05/01/28(b)	2,455	2,464,987
4.70%, 04/30/31(b)	1,705	1,699,751
4.90%, 05/01/33(b)	1,895	1,884,672
5.00%, 02/15/29(b)	1,390	1,406,228
5.20%, 10/30/34(a)(b)	1,265	1,275,671
5.25%, 04/30/36(b)	1,535	1,534,249
5.40%, 05/01/53(a)(b)	1,755	1,668,260
5.63%, 03/15/42(b)	1,145	1,137,527
6.70%, 06/01/34(b)	1,193	1,321,965
7.00%, 10/15/37(b)	2,001	2,274,051
Experian Finance PLC
2.75%, 03/08/30(b)	1,365	1,274,345
4.25%, 02/01/29(b)	1,376	1,362,549
5.25%, 08/17/35(b)	665	669,287
Ford Foundation(The)
Series 2017, 3.86%, 06/01/47(a)	802	638,263
Series 2020, 2.42%, 06/01/50(a)	715	418,752
Series 2020, 2.82%, 06/01/70(a)	459	255,097
George Washington University(The)
4.87%, 09/15/45(a)	725	655,967
Series 2014, 4.30%, 09/15/44(a)	490	413,786
Series 2016, 3.55%, 09/15/46(a)	804	598,955
Series 2018, 4.13%, 09/15/48	1,139	913,357
Georgetown University(The)
5.12%, 04/01/53(a)	95	87,100
Series 20A, 2.94%, 04/01/50(a)	720	461,234
Series A, 5.22%, 10/01/2118	425	369,430
Series B, 4.32%, 04/01/49	826	679,519
Global Payments, Inc.
2.90%, 05/15/30	1,883	1,728,936
2.90%, 11/15/31	1,704	1,505,357
3.20%, 08/15/29	3,494	3,306,078
4.15%, 08/15/49	1,303	956,512
4.45%, 06/01/28	1,765	1,753,289

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.50%, 11/15/28	$2,620	$2,598,665
4.55%, 03/15/28	650	648,226
4.88%, 11/15/30	1,675	1,648,469
4.95%, 08/15/27	410	411,292
5.20%, 11/15/32	1,600	1,570,424
5.30%, 08/15/29	1,150	1,160,412
5.40%, 08/15/32(a)	1,275	1,276,551
5.40%, 03/15/33	1,590	1,568,865
5.55%, 11/15/35(a)	2,735	2,668,185
5.95%, 08/15/52(a)	1,313	1,244,680
Howard University, 5.21%, 10/01/52	200	164,294
ITR Concession Co. LLC
5.18%, 07/15/35(a)(b)	845	825,393
5.28%, 07/15/40(b)	10	9,246
J Paul Getty Trust (The), 4.91%, 04/01/35	20	20,071
Johns Hopkins University
4.71%, 07/01/32	540	539,987
Series 2013, 4.08%, 07/01/53(a)	540	431,807
Series A, 2.81%, 01/01/60	384	222,198
Kaspi.KZ JSC
5.90%, 04/28/31(b)	10	10,003
6.25%, 03/26/30(b)	405	410,017
Leland Stanford Junior University(The)
1.29%, 06/01/27(a)	455	441,919
2.41%, 06/01/50	770	456,271
3.46%, 05/01/47	440	324,668
3.65%, 05/01/48(a)	815	633,011
4.68%, 03/01/35	25	24,684
Series 2025, 4.15%, 08/01/30(a)	1,655	1,642,765
Massachusetts Institute of Technology
3.07%, 04/01/52	635	424,743
3.89%, 07/01/2116(a)	2,515	1,681,183
3.96%, 07/01/38	505	460,651
4.68%, 07/01/2114	481	397,023
5.60%, 07/01/2111	1,110	1,086,411
5.62%, 06/01/55(a)	740	754,809
Series F, 2.99%, 07/01/50	996	663,675
Series G, 2.29%, 07/01/51	565	319,966
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	430	319,437
Mobility Global, Inc.
5.05%, 06/15/29(b)	1,275	1,281,056
5.45%, 06/15/31(b)	1,210	1,223,789
6.05%, 06/15/36(b)	1,200	1,221,218
Moody's Corp.
2.00%, 08/19/31(a)	1,005	885,523
2.55%, 08/18/60(a)	585	294,456
2.75%, 08/19/41	1,025	730,986
3.10%, 11/29/61(a)	815	485,312
3.25%, 01/15/28(a)	1,190	1,171,549
3.25%, 05/20/50	561	375,693
3.75%, 02/25/52(a)	1,045	764,604
4.25%, 02/01/29(a)	858	854,857
4.25%, 08/08/32	1,350	1,314,848
4.88%, 12/17/48	705	627,106
5.00%, 08/05/34(a)	760	762,585
5.25%, 07/15/44	1,044	988,055
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	445	345,117
Northeastern University, Series 2020, 2.89%, 10/01/50	55	35,854
Security	Par (000)	Value
Commercial Services (continued)
Northwestern University
3.69%, 12/01/38(a)	$575	$508,570
3.87%, 12/01/48	535	424,825
4.64%, 12/01/44	685	637,152
4.94%, 12/01/35	605	606,648
Series 2017, 3.66%, 12/01/57(a)	410	297,155
Series 2020, 2.64%, 12/01/50	650	396,504
PayPal Holdings, Inc.
2.30%, 06/01/30	2,333	2,133,339
2.85%, 10/01/29	2,488	2,351,374
3.25%, 06/01/50	661	432,654
3.90%, 06/01/27	975	972,511
4.40%, 06/01/32(a)	2,015	1,963,194
4.45%, 03/06/28	1,036	1,037,305
4.55%, 06/01/28	995	997,569
4.95%, 06/01/31	900	901,264
5.05%, 06/01/52(a)	2,140	1,848,885
5.10%, 04/01/35	770	760,278
5.15%, 06/01/34(a)	1,735	1,726,924
5.25%, 06/01/62	860	753,485
5.50%, 06/01/54(a)	1,225	1,127,386
5.55%, 06/01/36(a)	1,075	1,076,008
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	917	845,566
Port of Newcastle Investments Financing Pty. Ltd., 5.90%, 11/24/31(a)(b)	95	96,530
President and Fellows of Harvard College
2.52%, 10/15/50	830	502,157
3.15%, 07/15/46	1,011	734,846
3.30%, 07/15/56	415	282,517
3.62%, 10/01/37	663	583,226
3.75%, 11/15/52	760	579,919
4.61%, 02/15/35(a)	50	49,382
4.88%, 10/15/40(a)	447	436,696
4.89%, 03/15/30(a)	125	127,482
5.26%, 03/15/36(a)	335	346,919
6.50%, 01/15/39(b)	1,111	1,238,218
Quanta Services, Inc.
2.35%, 01/15/32	2,481	2,181,309
2.90%, 10/01/30	1,418	1,321,098
3.05%, 10/01/41	1,140	843,441
4.30%, 08/09/28(a)	2,465	2,460,154
4.50%, 01/15/31	2,260	2,238,888
4.75%, 08/09/27	1,005	1,008,847
5.10%, 08/09/35(a)	1,260	1,256,272
5.25%, 08/09/34	1,545	1,562,402
RELX Capital, Inc.
3.00%, 05/22/30	1,656	1,559,684
4.00%, 03/18/29	2,195	2,166,485
4.75%, 03/27/30	975	978,941
4.75%, 05/20/32	745	744,478
5.25%, 03/27/35	355	359,609
Rentokil Terminix Funding LLC
5.00%, 04/28/30(b)	1,625	1,633,330
5.63%, 04/28/35(b)	805	816,740
Rentokil Terminix Funding PLC, 4.63%, 04/23/31(b)	905	892,165
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	1,096	660,982
Rollins, Inc., 5.25%, 02/24/35	790	789,199

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
S&P Global, Inc.
1.25%, 08/15/30(a)	$1,248	$1,090,944
2.30%, 08/15/60	1,195	590,507
2.50%, 12/01/29(a)	1,197	1,121,893
2.90%, 03/01/32	2,805	2,558,988
2.95%, 03/01/29	2,452	2,357,396
3.25%, 12/01/49(a)	1,219	842,753
3.70%, 03/01/52(a)	1,645	1,222,987
3.90%, 03/01/62	950	691,692
4.25%, 05/01/29	1,839	1,830,399
4.25%, 01/15/31(b)	1,335	1,314,240
4.50%, 05/15/48(a)	460	384,568
4.75%, 08/01/28	1,479	1,490,836
4.80%, 12/04/35(b)	515	503,886
5.25%, 09/15/33	1,320	1,357,073
6.55%, 11/15/37	695	768,324
Thomas Jefferson University, 3.85%, 11/01/57(a)	111	78,746
TR Finance LLC
5.50%, 08/15/35(a)	560	568,924
5.65%, 11/23/43(a)	504	497,157
5.85%, 04/15/40	980	985,608
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	1,804	1,625,278
4.92%, 03/24/36(a)(b)	910	887,967
Triton Container International Ltd., 3.15%, 06/15/31(b)	965	872,300
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32(a)	1,085	965,463
5.15%, 02/15/33	695	683,602
Trustees of Boston College
3.13%, 07/01/52	466	316,756
3.99%, 07/01/47	290	246,466
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	5	4,823
Trustees of Dartmouth College
3.47%, 06/01/46(a)	625	468,653
4.27%, 06/01/30	435	433,737
Trustees of Princeton University(The)
4.20%, 03/01/52	220	177,866
4.65%, 07/01/30	135	136,437
5.70%, 03/01/39	1,079	1,141,377
Series 2020, 2.52%, 07/01/50	400	244,377
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119(a)	442	269,245
4.67%, 09/01/2112	300	241,319
Series 2020, 2.40%, 10/01/50	445	258,814
Trustees of Tufts College
3.10%, 08/15/51	665	429,232
Series 2012, 5.02%, 04/15/2112	230	195,926
UL Solutions, Inc., 6.50%, 10/20/28(a)	480	500,436
United Rentals North America, Inc., 6.00%, 12/15/29(b)	1,740	1,769,839
University of Chicago(The)
4.00%, 10/01/53	500	391,800
Series 20B, 2.76%, 04/01/45(a)	829	650,215
Series C, 2.55%, 04/01/50(a)	470	309,088
University of Miami, 4.06%, 04/01/52	580	447,746
Security	Par (000)	Value
Commercial Services (continued)
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	$763	$577,300
Series 2017, 3.39%, 02/15/48(a)	643	465,148
University of Southern California
2.81%, 10/01/50	685	434,892
3.03%, 10/01/39	1,337	1,072,461
4.98%, 10/01/53	310	283,273
5.25%, 10/01/2111	305	274,472
Series 2017, 3.84%, 10/01/47(a)	905	714,427
Series 21A, 2.95%, 10/01/51	750	486,658
Series A, 3.23%, 10/01/2120(a)	585	326,263
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	279	285,701
Verisk Analytics, Inc.
3.63%, 05/15/50	779	551,983
4.13%, 03/15/29	1,299	1,283,907
4.45%, 03/15/31	225	221,301
5.13%, 03/15/36(a)	680	666,593
5.25%, 06/05/34	705	705,460
5.25%, 03/15/35	1,420	1,412,889
5.50%, 06/15/45(a)	1,049	997,764
5.75%, 04/01/33(a)	1,074	1,116,860
Washington University(The)
3.52%, 04/15/54(a)	720	520,072
4.35%, 04/15/2122	385	287,904
Wesleyan University, 4.78%, 07/01/2116(a)	375	292,586
William Marsh Rice University
3.57%, 05/15/45	315	248,648
3.77%, 05/15/55(a)	490	365,317
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	205	121,735
Yale University
Series 2020, 1.48%, 04/15/30	240	216,753
Series 2020, 2.40%, 04/15/50	742	441,654
Series 2025, 4.70%, 04/15/32	355	359,578
		241,658,794
Computers — 1.7%
Accenture Capital, Inc.
3.90%, 10/04/27	2,260	2,254,055
4.05%, 10/04/29	2,660	2,630,936
4.25%, 10/04/31(a)	2,250	2,216,159
4.50%, 10/04/34(a)	2,495	2,414,601
Amdocs Ltd., 2.54%, 06/15/30	1,395	1,267,636
Apple, Inc.
1.20%, 02/08/28	4,235	4,039,028
1.25%, 08/20/30	2,377	2,104,560
1.40%, 08/05/28	4,445	4,202,431
1.65%, 05/11/30(a)	3,310	3,001,700
1.65%, 02/08/31	5,189	4,623,440
1.70%, 08/05/31	2,045	1,802,816
2.20%, 09/11/29(a)	2,601	2,453,143
2.38%, 02/08/41	2,788	1,986,165
2.40%, 08/20/50	2,371	1,384,979
2.55%, 08/20/60	2,671	1,458,502
2.65%, 05/11/50	4,613	2,856,769
2.65%, 02/08/51	5,354	3,283,476
2.70%, 08/05/51	3,075	1,901,546
2.80%, 02/08/61(a)	3,174	1,833,954
2.85%, 08/05/61(a)	2,830	1,654,982
2.90%, 09/12/27	2,610	2,574,643
2.95%, 09/11/49	2,832	1,880,244

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.00%, 06/20/27(a)	$2,735	$2,708,667
3.00%, 11/13/27(a)	3,055	3,013,790
3.25%, 08/08/29	2,305	2,244,876
3.35%, 08/08/32	2,690	2,557,526
3.45%, 02/09/45	3,643	2,804,371
3.75%, 09/12/47	1,643	1,282,052
3.75%, 11/13/47(a)	2,493	1,942,979
3.85%, 05/04/43	5,444	4,537,114
3.85%, 08/04/46	3,883	3,115,950
3.95%, 08/08/52	3,355	2,626,400
4.00%, 05/10/28	2,660	2,661,140
4.00%, 05/12/28	2,825	2,823,075
4.10%, 08/08/62	2,375	1,838,023
4.15%, 05/10/30	1,035	1,036,415
4.20%, 05/12/30(a)	1,730	1,734,752
4.25%, 02/09/47	1,859	1,573,964
4.30%, 05/10/33(a)	1,925	1,926,621
4.38%, 05/13/45	3,741	3,287,025
4.45%, 05/06/44(a)	2,059	1,840,376
4.50%, 05/12/32(a)	1,665	1,688,126
4.50%, 02/23/36(a)	2,465	2,450,042
4.65%, 02/23/46	7,259	6,564,569
4.75%, 05/12/35	1,490	1,505,262
4.85%, 05/10/53(a)	2,340	2,172,204
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	3,745	3,664,992
4.00%, 07/01/29(a)(b)	2,420	2,364,624
5.95%, 08/04/33(a)	1,027	1,050,278
5.95%, 04/15/35(a)	1,540	1,555,920
CGI, Inc.
2.30%, 09/14/31	900	783,532
4.95%, 03/14/30	855	852,333
Dell International LLC/EMC Corp.
3.38%, 12/15/41	1,236	948,152
3.45%, 12/15/51(a)	1,216	851,779
4.15%, 02/15/29	1,350	1,339,791
4.35%, 02/01/30	925	916,618
4.50%, 02/15/31	2,965	2,939,162
4.75%, 04/01/28	1,315	1,322,446
4.75%, 10/06/32	2,090	2,075,763
4.85%, 02/01/35(a)	1,570	1,543,024
5.00%, 04/01/30(a)	1,740	1,762,585
5.10%, 02/15/36(a)	2,165	2,156,250
5.25%, 02/01/28(a)	2,165	2,194,483
5.30%, 10/01/29	3,158	3,226,117
5.30%, 04/01/32	1,845	1,884,400
5.40%, 04/15/34(a)	1,975	2,019,736
5.50%, 04/01/35	1,665	1,704,955
5.75%, 02/01/33	1,480	1,549,008
6.10%, 07/15/27	821	834,602
6.20%, 07/15/30	1,782	1,880,127
8.10%, 07/15/36	1,928	2,313,619
8.35%, 07/15/46(a)	1,339	1,693,969
Dell, Inc.
5.40%, 09/10/40(a)	552	542,688
6.50%, 04/15/38(a)	724	785,442
7.10%, 04/15/28(a)	1,160	1,217,193
DXC Technology Co., 2.38%, 09/15/28(a)	1,400	1,312,558
Fortinet, Inc., 2.20%, 03/15/31(a)	1,182	1,058,219
Gartner, Inc.
3.63%, 06/15/29(b)	1,080	1,025,503
Security	Par (000)	Value
Computers (continued)
3.75%, 10/01/30(b)	$1,830	$1,684,068
4.50%, 07/01/28(b)	1,935	1,910,133
4.95%, 03/20/31(a)	180	174,922
5.60%, 11/20/35(a)	685	656,253
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	740	758,218
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	425	417,274
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	1,200	1,195,058
4.15%, 09/15/28	1,240	1,230,039
4.40%, 09/25/27	2,435	2,433,265
4.40%, 10/15/30	1,830	1,800,278
4.50%, 03/23/28	835	834,856
4.55%, 10/15/29	3,435	3,428,233
4.60%, 03/23/29	965	965,447
4.85%, 10/15/31	2,460	2,456,983
5.00%, 10/15/34	3,485	3,418,516
5.25%, 07/01/28	1,320	1,338,845
5.25%, 04/01/33	1,040	1,048,646
5.60%, 10/15/54	2,665	2,457,992
6.20%, 10/15/35(a)	1,190	1,278,227
6.35%, 10/15/45	2,769	2,840,250
HP, Inc.
2.65%, 06/17/31	2,285	2,054,603
3.00%, 06/17/27	1,382	1,363,478
3.40%, 06/17/30	1,203	1,142,644
4.00%, 04/15/29(a)	2,165	2,129,891
4.20%, 04/15/32(a)	1,360	1,304,925
4.75%, 01/15/28	1,900	1,908,562
5.40%, 04/25/30	885	904,693
5.50%, 01/15/33(a)	1,915	1,962,733
6.00%, 09/15/41(a)	2,025	2,077,065
6.10%, 04/25/35(a)	730	771,295
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	540	541,694
4.75%, 02/05/31(a)	565	567,315
4.90%, 02/05/34(a)	3,240	3,216,717
5.25%, 02/05/44	2,040	1,905,424
5.30%, 02/05/54	2,560	2,318,497
International Business Machines Corp.
1.95%, 05/15/30	2,185	1,977,485
2.72%, 02/09/32(a)	985	883,044
2.85%, 05/15/40	1,614	1,184,274
2.95%, 05/15/50(a)	1,387	866,983
3.43%, 02/09/52(a)	1,815	1,215,900
3.50%, 05/15/29	5,491	5,353,299
4.00%, 02/03/29(a)	930	921,141
4.00%, 06/20/42	2,553	2,101,298
4.15%, 07/27/27	1,075	1,074,180
4.15%, 05/15/39	3,829	3,354,493
4.25%, 05/15/49	5,003	3,939,527
4.30%, 02/03/31	1,460	1,438,644
4.40%, 07/27/32(a)	1,225	1,199,260
4.50%, 02/06/28	1,460	1,464,161
4.60%, 02/03/33	150	147,589
4.65%, 02/10/28	1,710	1,718,973
4.70%, 02/19/46	1,530	1,320,184
4.75%, 02/06/33(a)	1,635	1,632,791
4.80%, 02/10/30(a)	1,490	1,503,196
4.90%, 07/27/52	1,610	1,374,972

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.95%, 02/03/36(a)	$755	$740,837
5.00%, 02/10/32	1,355	1,370,769
5.10%, 02/06/53	1,420	1,265,260
5.20%, 02/10/35(a)	800	808,089
5.60%, 11/30/39(a)	1,450	1,484,917
5.70%, 02/10/55(a)	2,065	1,983,444
5.80%, 02/03/56(a)	300	293,050
5.88%, 11/29/32(a)	2,198	2,330,622
6.22%, 08/01/27(a)	1,047	1,070,137
6.50%, 01/15/28(a)	1,183	1,223,414
7.13%, 12/01/96	585	670,262
Kyndryl Holdings, Inc.
2.70%, 10/15/28	1,272	1,194,033
3.15%, 10/15/31	1,175	987,189
4.10%, 10/15/41(a)	742	535,969
6.35%, 02/20/34(a)	785	752,450
Leidos, Inc.
2.30%, 02/15/31	1,207	1,078,336
4.10%, 03/15/29	885	873,674
4.38%, 05/15/30	865	850,847
5.00%, 03/15/36	1,000	969,049
5.40%, 03/15/32	795	811,077
5.50%, 03/15/35	695	706,248
5.75%, 03/15/33	615	636,700
Lenovo Group Ltd.
3.42%, 11/02/30(a)(b)	1,160	1,096,545
5.83%, 01/27/28(b)	560	571,991
6.54%, 07/27/32(b)	965	1,042,486
NetApp, Inc.
2.38%, 06/22/27	1,210	1,184,642
2.70%, 06/22/30(a)	1,630	1,502,909
5.50%, 03/17/32	1,320	1,351,483
5.70%, 03/17/35	985	1,009,601
Teledyne FLIR LLC, 2.50%, 08/01/30	1,058	970,401
		287,665,816
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/27	550	544,465
3.25%, 08/15/32(a)	922	866,075
3.70%, 08/01/47	827	641,060
4.00%, 08/15/45(a)	1,121	945,158
4.20%, 05/01/30(a)	985	986,985
4.60%, 03/01/28	1,501	1,514,647
4.60%, 03/01/33	1,096	1,105,486
Conopco, Inc., Series F, 6.63%, 04/15/28	280	290,394
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	749	725,460
5.60%, 01/15/31(b)	295	286,572
6.63%, 07/15/30(a)(b)	1,010	1,013,386
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31(a)	990	877,038
2.38%, 12/01/29	1,247	1,161,131
2.60%, 04/15/30	1,545	1,441,254
3.13%, 12/01/49	1,224	812,272
3.70%, 08/15/42	502	389,205
4.15%, 03/15/47(a)	932	744,030
4.38%, 05/15/28	1,400	1,399,071
4.38%, 06/15/45	989	827,789
4.65%, 05/15/33	1,445	1,426,182
5.00%, 02/14/34(a)	1,065	1,068,327
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.15%, 05/15/53	$979	$884,007
6.00%, 05/15/37(a)	711	756,456
Haleon U.S. Capital LLC
3.38%, 03/24/29	1,873	1,819,107
3.63%, 03/24/32	3,850	3,617,314
4.00%, 03/24/52(a)	1,900	1,473,766
Kenvue, Inc.
4.85%, 05/22/32	1,515	1,529,550
4.90%, 03/22/33(a)	2,620	2,637,833
5.00%, 03/22/30(a)	1,850	1,880,472
5.05%, 03/22/28	2,445	2,474,710
5.05%, 03/22/53(a)	2,759	2,518,525
5.10%, 03/22/43	1,295	1,235,895
5.20%, 03/22/63	1,644	1,489,282
L'Oreal SA, 5.00%, 05/20/35(b)	1,390	1,403,966
Procter & Gamble Co.(The)
1.20%, 10/29/30	2,132	1,867,850
1.95%, 04/23/31(a)	2,320	2,080,702
2.30%, 02/01/32(a)	1,660	1,502,219
2.85%, 08/11/27	1,422	1,402,698
3.00%, 03/25/30	2,990	2,859,430
3.50%, 10/25/47(a)	675	512,133
3.55%, 03/25/40	908	775,591
3.60%, 03/25/50	870	667,331
3.95%, 01/26/28	1,090	1,088,828
4.05%, 05/01/30	1,360	1,353,358
4.05%, 01/26/33	1,215	1,196,233
4.10%, 11/03/32(a)	1,445	1,417,753
4.15%, 10/24/29	1,010	1,013,104
4.35%, 01/29/29(a)	1,115	1,121,290
4.35%, 11/03/35(a)	925	898,032
4.55%, 01/29/34(a)	1,550	1,550,451
4.55%, 10/24/34(a)	430	430,786
4.60%, 05/01/35(a)	1,185	1,178,631
5.50%, 02/01/34	607	635,440
5.55%, 03/05/37(a)	1,737	1,849,246
5.80%, 08/15/34	765	823,188
Unilever Capital Corp.
1.38%, 09/14/30(a)	1,490	1,316,151
1.75%, 08/12/31	1,945	1,701,211
2.13%, 09/06/29	1,890	1,768,793
3.50%, 03/22/28	2,215	2,189,070
4.25%, 08/12/27	790	791,809
4.63%, 08/12/34	1,525	1,507,736
4.88%, 09/08/28	1,800	1,824,631
5.00%, 12/08/33(a)	1,784	1,823,188
5.90%, 11/15/32	1,749	1,877,634
Series 30Y, 2.63%, 08/12/51	915	564,538
		84,375,925
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	1,253	1,179,824
4.50%, 10/24/28(b)	1,915	1,908,853
4.65%, 04/20/32(b)	1,175	1,155,110
LKQ Corp.
5.75%, 06/15/28	870	884,940
6.25%, 06/15/33(a)	825	853,871
Marubeni Corp., 5.38%, 04/01/35(a)(b)	455	464,209
Mitsubishi Corp.
4.00%, 09/09/28(a)(b)	1,945	1,929,032
4.13%, 09/09/30(b)	1,130	1,113,340

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
4.88%, 09/09/35(a)(b)	$605	$596,464
5.00%, 07/05/28(b)	1,075	1,086,063
5.00%, 07/02/29(a)(b)	1,800	1,823,799
5.13%, 07/17/34(a)(b)	1,285	1,298,087
WW Grainger, Inc.
3.75%, 05/15/46(a)	1,020	797,611
4.20%, 05/15/47	786	650,365
4.45%, 09/15/34	420	410,084
4.60%, 06/15/45	1,433	1,279,188
		17,430,840
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	7,065	6,807,101
3.30%, 01/30/32	7,585	6,940,516
3.40%, 10/29/33	3,200	2,848,881
3.65%, 07/21/27	1,512	1,497,803
3.85%, 10/29/41	4,575	3,700,128
3.88%, 01/23/28(a)	1,043	1,031,370
4.13%, 02/28/29	1,045	1,031,132
4.38%, 11/15/30	690	677,743
4.63%, 10/15/27	773	774,031
4.63%, 09/10/29	2,695	2,689,075
4.75%, 01/15/33(a)	1,070	1,048,477
4.88%, 04/01/28	1,575	1,583,363
4.95%, 09/10/34	2,305	2,247,981
5.00%, 11/15/35(a)	1,185	1,150,442
5.10%, 01/19/29	1,305	1,319,675
5.30%, 01/19/34	1,230	1,230,699
5.38%, 12/15/31	1,460	1,488,432
5.75%, 06/06/28(a)	3,150	3,217,666
6.15%, 09/30/30(a)	2,155	2,257,502
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)(d)	700	713,391
6.95%, 03/10/55, (5-year CMT + 2.72%)(d)	920	953,608
Affiliated Managers Group, Inc.
3.30%, 06/15/30	1,132	1,067,749
5.50%, 08/20/34(a)	695	696,514
5.50%, 02/15/36	820	811,045
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	215	217,860
Aircastle Ltd.
2.85%, 01/26/28(b)	1,392	1,350,385
5.95%, 02/15/29(b)	1,900	1,949,013
6.50%, 07/18/28(b)	935	965,205
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	1,345	1,341,051
5.00%, 05/15/31(b)	1,000	990,611
5.25%, 03/15/30(b)	680	685,531
5.75%, 10/01/31(b)	860	881,739
Ally Financial, Inc.
2.20%, 11/02/28	1,335	1,261,129
4.75%, 06/09/27	1,225	1,229,013
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)(d)	750	756,112
5.55%, 07/31/33, (1-day SOFR + 1.78%)(d)	1,090	1,081,438
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(d)	1,060	1,076,672
6.18%, 07/26/35, (1-day SOFR + 2.29%)(d)	1,625	1,656,693
6.85%, 01/03/30, (1-day SOFR + 2.82%)(d)	1,105	1,151,428
6.99%, 06/13/29, (1-day SOFR + 3.26%)(d)	1,509	1,568,187
7.10%, 11/15/27	1,419	1,466,169
8.00%, 11/01/31	4,585	5,112,899
Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(d)	$5,240	$5,203,543
4.05%, 05/03/29(a)	1,740	1,731,653
4.05%, 12/03/42	1,850	1,557,571
4.35%, 07/20/29, (1-day SOFR + 0.81%)(d)	2,225	2,218,137
4.42%, 08/03/33, (1-day SOFR + 1.76%)(d)	2,115	2,062,405
4.44%, 05/03/30, (1-day SOFR + 0.81%)(d)	2,410	2,401,457
4.46%, 02/10/32, (1-day SOFR + 0.87%)(d)	3,015	2,978,566
4.73%, 04/25/29, (1-day SOFR + 1.26%)(d)	2,895	2,909,488
4.80%, 10/24/36, (1-day SOFR + 1.24%)(d)	3,475	3,362,741
4.92%, 07/20/33, (1-day SOFR + 1.22%)(d)	3,115	3,118,749
4.99%, 05/26/33, (1-day SOFR + 2.26%)(d)	1,211	1,208,550
5.02%, 04/25/31, (1-day SOFR + 1.44%)(d)	2,635	2,668,690
5.04%, 07/26/28, (1-day SOFR + 0.93%)(d)	1,505	1,516,376
5.04%, 05/01/34, (1-day SOFR + 1.84%)(d)	2,650	2,660,623
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(d)	2,113	2,145,343
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(d)	2,690	2,732,567
5.28%, 07/26/35, (1-day SOFR + 1.42%)(d)	2,825	2,858,063
5.41%, 02/08/41, (5-year CMT + 1.15%)(d)	115	114,747
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(d)	2,590	2,643,789
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(d)	2,490	2,554,194
5.63%, 07/28/34, (1-day SOFR + 1.93%)(d)	1,175	1,204,354
5.67%, 04/25/36, (1-day SOFR + 1.79%)(d)	2,650	2,748,371
5.85%, 11/05/27	2,050	2,095,257
5.92%, 04/25/35, (1-day SOFR + 1.63%)(d)	1,310	1,361,135
6.49%, 10/30/31, (1-day SOFR + 1.94%)(d)	1,400	1,499,801
Ameriprise Financial, Inc.
4.50%, 05/13/32(a)	1,135	1,124,985
5.15%, 05/15/33	1,155	1,175,335
5.20%, 04/15/35	1,285	1,288,802
5.70%, 12/15/28	1,685	1,735,463
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	1,035	996,400
Apollo Global Management, Inc.
4.60%, 01/15/31	720	712,545
5.15%, 08/12/35(a)	1,870	1,832,981
5.70%, 03/30/36	1,036	1,045,756
5.80%, 05/21/54(a)	1,230	1,189,324
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(d)	420	407,893
6.38%, 11/15/33	1,075	1,153,789
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	1,080	1,010,399
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	965	659,212
Ares Management Corp.
5.60%, 10/11/54	1,345	1,226,993
6.38%, 11/10/28(a)	1,655	1,716,907
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(b)	1,080	1,066,653
4.95%, 11/15/30(b)	525	516,277
5.25%, 01/15/33(b)	1,935	1,899,618
6.05%, 01/15/28(b)	360	365,189
6.25%, 01/15/30(b)	1,765	1,815,367
Aviation Capital Group LLC
3.50%, 11/01/27(b)	1,090	1,072,064
4.25%, 04/30/29(b)	980	964,677
4.80%, 10/24/30(a)(b)	1,750	1,735,077
4.88%, 01/28/33(b)	835	811,063
5.13%, 04/10/30(b)	795	798,375

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.38%, 07/15/29(b)	$1,229	$1,245,955
6.25%, 04/15/28(a)(b)	905	927,998
6.38%, 07/15/30(b)	574	603,609
6.75%, 10/25/28(b)	1,130	1,178,181
Avilease Capital Ltd., 4.75%, 11/12/30(b)	520	506,854
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	1,323	1,283,116
2.75%, 02/21/28(b)	1,240	1,199,590
4.20%, 04/15/29(b)	1,000	983,331
4.70%, 01/30/31(b)	1,085	1,066,843
4.85%, 04/01/33(b)	1,175	1,137,610
4.95%, 01/15/28(b)	1,755	1,761,992
4.95%, 10/15/32(b)	2,515	2,453,439
5.15%, 01/15/30(b)	1,245	1,250,929
5.38%, 05/30/30(b)	2,020	2,045,095
5.75%, 03/01/29(b)	2,503	2,558,461
5.75%, 11/15/29(b)	2,005	2,056,040
6.38%, 05/04/28(b)	2,020	2,077,243
BGC Group, Inc.
6.15%, 04/02/30	1,340	1,372,212
6.60%, 06/10/29	970	1,000,511
8.00%, 05/25/28	965	1,014,141
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	1,348	1,166,114
1.63%, 08/05/28(b)	2,018	1,895,667
2.00%, 01/30/32(b)	2,423	2,081,624
2.50%, 01/10/30(a)(b)	1,278	1,186,556
2.55%, 03/30/32(b)	725	635,590
2.80%, 09/30/50(a)(b)	612	367,183
2.85%, 08/05/51(a)(b)	1,050	632,249
3.15%, 10/02/27(a)(b)	592	581,427
3.20%, 01/30/52(a)(b)	1,900	1,239,062
3.50%, 09/10/49(a)(b)	815	564,231
4.00%, 10/02/47(b)	539	415,228
4.45%, 07/15/45(a)(b)	695	575,198
5.00%, 06/15/44(a)(b)	841	761,573
5.90%, 11/03/27(a)(b)	1,385	1,408,496
6.20%, 04/22/33(a)(b)	1,815	1,928,330
6.25%, 08/15/42(a)(b)	561	572,613
Blue Owl Finance LLC
3.13%, 06/10/31(a)	1,658	1,463,256
4.13%, 10/07/51(a)	665	457,790
4.38%, 02/15/32	1,095	1,006,401
6.25%, 04/18/34(a)	1,883	1,869,988
BOC Aviation Ltd.
2.63%, 09/17/30(a)(b)	1,370	1,271,453
3.00%, 09/11/29(a)(b)	1,061	1,017,029
3.50%, 09/18/27(a)(b)	1,215	1,202,264
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	735	738,143
4.88%, 05/03/33(b)	1,135	1,149,795
5.25%, 01/14/30(a)(b)	872	893,853
5.75%, 11/09/28(a)(b)	1,615	1,664,859
Brookfield Asset Management Ltd.
4.65%, 11/15/30	1,455	1,441,832
4.83%, 04/15/31(a)	920	916,100
5.30%, 01/15/36	1,920	1,884,330
5.80%, 04/24/35	1,235	1,262,604
6.08%, 09/15/55	1,450	1,466,601
Brookfield Capital Finance LLC, 6.09%, 06/14/33	759	800,581
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	$1,715	$1,500,357
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	394	269,010
Brookfield Finance, Inc.
2.72%, 04/15/31(a)	2,115	1,921,631
3.50%, 03/30/51	1,405	966,995
3.63%, 02/15/52	1,090	758,361
3.90%, 01/25/28	2,369	2,344,654
4.35%, 04/15/30	2,379	2,339,904
4.70%, 09/20/47	1,693	1,440,246
4.85%, 03/29/29	2,471	2,480,688
5.33%, 01/15/36(a)	1,400	1,383,161
5.68%, 01/15/35	1,425	1,451,450
5.97%, 03/04/54(a)	1,867	1,853,362
6.35%, 01/05/34	1,340	1,429,660
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(b)	325	341,385
Cantor Fitzgerald LP, 7.20%, 12/12/28(b)	1,300	1,356,269
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(d)	1,354	1,170,503
2.62%, 11/02/32, (1-day SOFR + 1.27%)(d)	1,230	1,089,168
3.27%, 03/01/30, (1-day SOFR + 1.79%)(d)	2,325	2,241,106
3.80%, 01/31/28	2,664	2,635,977
4.49%, 09/11/31, (1-day SOFR + 1.25%)(d)	1,815	1,784,257
4.72%, 01/30/32, (1-day SOFR + 1.15%)(d)	400	395,281
5.20%, 09/11/36, (1-day SOFR + 1.63%)(d)	2,630	2,562,063
5.25%, 07/26/30, (1-day SOFR + 2.60%)(d)	1,735	1,760,383
5.27%, 05/10/33, (1-day SOFR + 2.37%)(d)	2,908	2,923,957
5.40%, 01/30/37, (1-day SOFR + 1.51%)(d)	2,600	2,566,659
5.46%, 07/26/30, (1-day SOFR + 1.56%)(d)	1,695	1,728,690
5.47%, 02/01/29, (1-day SOFR + 2.08%)(d)	2,795	2,835,475
5.70%, 02/01/30, (1-day SOFR + 1.91%)(d)	1,680	1,720,791
5.82%, 02/01/34, (1-day SOFR + 2.60%)(d)	2,470	2,541,471
5.88%, 07/26/35, (1-day SOFR + 1.99%)(d)	1,830	1,881,617
6.05%, 02/01/35, (1-day SOFR + 2.26%)(d)	2,125	2,205,044
6.18%, 01/30/36, (1-day SOFR + 2.04%)(d)	3,605	3,690,203
6.31%, 06/08/29, (1-day SOFR + 2.64%)(d)	3,475	3,585,416
6.38%, 06/08/34, (1-day SOFR + 2.86%)(d)	3,315	3,515,727
6.70%, 11/29/32	1,345	1,465,457
7.62%, 10/30/31, (1-day SOFR + 3.07%)(d)	3,485	3,839,688
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(d)	1,795	2,069,804
Cboe Global Markets, Inc.
1.63%, 12/15/30	903	794,665
3.00%, 03/16/32	605	556,434
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	1,519	1,328,755
1.95%, 12/01/31(a)	1,552	1,352,448
2.00%, 03/20/28	2,305	2,216,371
2.30%, 05/13/31	2,090	1,874,394
2.75%, 10/01/29	1,122	1,063,297
2.90%, 03/03/32(a)	2,790	2,533,314
3.20%, 01/25/28(a)	1,575	1,548,563
3.25%, 05/22/29	1,140	1,106,193
4.00%, 02/01/29	1,224	1,213,785
4.34%, 11/14/31, (1-day SOFR + 0.94%)(d)	1,780	1,753,551
4.63%, 03/22/30(a)	980	988,634
4.74%, 05/21/30, (1-day SOFR + 0.78%)(d)	1,075	1,080,657
4.91%, 11/14/36, (1-day SOFR + 1.23%)(d)	2,690	2,617,325
5.49%, 05/21/37, (1-day SOFR + 1.28%)(d)	1,110	1,125,713

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.64%, 05/19/29, (1-day SOFR + 2.21%)(d)	$2,475	$2,531,402
5.85%, 05/19/34, (1-day SOFR + 2.50%)(d)	1,775	1,859,915
6.14%, 08/24/34, (1-day SOFR + 2.01%)(d)	2,550	2,715,684
6.20%, 11/17/29, (1-day SOFR + 1.88%)(d)	2,723	2,830,908
CI Financial Corp.
3.20%, 12/17/30	1,720	1,552,119
4.10%, 06/15/51(a)	585	394,449
7.50%, 05/30/29(a)(b)	890	933,652
Citadel Finance LLC
4.75%, 02/14/29(b)	1,140	1,120,796
5.15%, 02/14/31(b)	785	767,823
5.90%, 02/10/30(b)	2,252	2,273,730
Citadel LP
6.00%, 01/23/30(b)	790	812,684
6.38%, 01/23/32(a)(b)	1,035	1,080,467
Citadel Securities Global Holdings LLC
5.13%, 01/27/32(b)	900	887,896
5.50%, 06/18/30(b)	340	345,785
5.75%, 03/27/36(b)	2,035	2,010,895
6.20%, 06/18/35(b)	915	940,539
Citigroup Global Markets Holdings, Inc., 5.00%, 05/28/29	20	20,414
CME Group, Inc.
2.65%, 03/15/32	1,395	1,262,184
3.75%, 06/15/28(a)	1,182	1,171,902
4.15%, 06/15/48(a)	1,306	1,090,542
4.40%, 03/15/30	1,475	1,474,828
5.30%, 09/15/43	1,374	1,364,281
DAE Sukuk Difc Ltd., 4.50%, 10/16/30(b)	1,200	1,159,057
Enact Holdings, Inc., 6.25%, 05/28/29	1,160	1,197,925
Equitable America Global Funding
3.95%, 09/15/27(b)	125	124,008
4.30%, 12/15/28(b)	1,260	1,249,585
4.65%, 06/09/28(b)	1,115	1,114,956
4.70%, 09/15/32(b)	855	833,185
4.95%, 06/09/30(a)(b)	1,060	1,062,246
FMR LLC
4.95%, 02/01/33(b)	880	878,602
5.15%, 02/01/43(b)	472	440,841
6.45%, 11/15/39(b)	885	958,889
6.50%, 12/14/40(b)	1,055	1,150,631
7.57%, 06/15/29(b)	2,060	2,227,552
Franklin Resources, Inc.
1.60%, 10/30/30	1,767	1,558,373
2.95%, 08/12/51	715	447,059
Gabx Leasing LLC
4.63%, 04/15/31(a)(b)	560	552,680
5.30%, 04/15/36(a)(b)	650	643,906
Invesco Finance PLC, 5.38%, 11/30/43	630	601,523
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	645	652,051
Jefferies Financial Group, Inc.
2.63%, 10/15/31	2,052	1,792,950
2.75%, 10/15/32	1,540	1,317,823
4.15%, 01/23/30	2,638	2,558,470
5.13%, 04/28/31	1,370	1,354,221
5.50%, 02/15/36	1,880	1,830,572
5.88%, 07/21/28	2,430	2,487,065
6.20%, 04/14/34(a)	2,770	2,864,291
6.25%, 01/15/36	1,410	1,453,475
6.45%, 06/08/27(a)	632	644,068
Security	Par (000)	Value
Diversified Financial Services (continued)
6.50%, 01/20/43(a)	$959	$967,368
6.63%, 10/23/43(a)	450	465,611
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	1,008	948,184
Lazard Group LLC
4.38%, 03/11/29	1,407	1,395,745
4.50%, 09/19/28	731	728,268
5.63%, 08/01/35	500	504,098
6.00%, 03/15/31	580	605,168
Legg Mason, Inc., 5.63%, 01/15/44(a)	976	963,588
LPL Holdings, Inc.
4.00%, 03/15/29(b)	2,430	2,369,300
4.38%, 05/15/31(a)(b)	690	660,922
4.63%, 11/15/27(a)(b)	1,835	1,828,478
4.90%, 04/03/28	755	757,493
5.15%, 06/15/30(a)	795	799,683
5.20%, 03/15/30(a)	1,620	1,632,858
5.65%, 03/15/35	1,255	1,248,678
5.75%, 06/15/35(a)	575	577,694
6.00%, 05/20/34(a)	1,150	1,178,361
6.75%, 11/17/28	1,690	1,765,963
Lseg U.S. Fin Corp.
4.25%, 03/23/29(b)	2,335	2,315,652
4.50%, 03/23/31(b)	1,480	1,461,948
5.25%, 03/23/36(b)	705	703,047
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	1,270	1,286,381
LSEGA Financing PLC
2.00%, 04/06/28(b)	2,733	2,612,692
2.50%, 04/06/31(b)	1,738	1,569,521
3.20%, 04/06/41(b)	1,736	1,313,141
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	840	836,445
5.20%, 03/27/28(b)	1,210	1,215,353
6.40%, 03/26/29(b)	1,031	1,064,208
6.50%, 03/26/31(b)	845	884,014
Marex Group PLC
5.68%, 04/21/31(a)	910	911,691
5.83%, 05/08/28	270	273,447
6.40%, 11/04/29	1,230	1,269,209
Mastercard, Inc.
1.90%, 03/15/31(a)	1,223	1,091,177
2.00%, 11/18/31	1,885	1,668,061
2.95%, 06/01/29(a)	2,350	2,266,040
2.95%, 03/15/51	1,136	738,249
3.35%, 03/26/30	2,920	2,816,965
3.50%, 02/26/28	1,051	1,040,582
3.65%, 06/01/49	1,617	1,213,312
3.80%, 11/21/46	1,115	877,153
3.85%, 03/26/50	2,789	2,166,346
3.95%, 02/26/48	1,050	831,327
4.10%, 01/15/28	1,325	1,325,250
4.35%, 01/15/32	1,335	1,321,209
4.55%, 03/15/28	940	945,552
4.55%, 01/15/35(a)	1,780	1,744,571
4.85%, 03/09/33	1,670	1,691,565
4.88%, 03/09/28(a)	1,135	1,149,024
4.88%, 05/09/34	1,840	1,851,640
4.95%, 03/15/32(a)	1,015	1,038,928
Midcap Financial Issuer Trust, 5.63%, 01/15/30(b)	35	33,862

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(b)	$150	$145,381
5.08%, 09/15/27(b)	1,095	1,101,214
Mitsubishi HC Finance America LLC
4.56%, 01/14/31(b)	720	711,189
5.15%, 10/24/29(b)	560	566,381
5.66%, 02/28/33(b)	805	828,754
5.81%, 09/12/28(a)(b)	670	686,366
Nasdaq, Inc.
1.65%, 01/15/31(a)	1,351	1,187,855
2.50%, 12/21/40(a)	2,309	1,630,526
3.25%, 04/28/50(a)	860	583,653
3.95%, 03/07/52	949	714,024
5.35%, 06/28/28	1,555	1,581,716
5.55%, 02/15/34	2,902	2,996,795
5.95%, 08/15/53	1,155	1,176,738
6.10%, 06/28/63	1,445	1,484,356
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	450	383,865
Nomura Holdings, Inc.
2.17%, 07/14/28(a)	2,004	1,905,519
2.61%, 07/14/31	2,450	2,197,140
2.68%, 07/16/30	2,324	2,134,693
2.71%, 01/22/29	915	869,850
3.00%, 01/22/32	1,925	1,740,493
3.10%, 01/16/30	3,240	3,052,674
4.90%, 07/01/30	1,715	1,715,566
5.04%, 06/10/36, (5-year CMT + 1.30%)(d)	1,390	1,362,064
5.39%, 07/06/27	200	201,931
5.49%, 06/29/35(a)	845	861,674
5.59%, 07/02/27	200	202,190
5.61%, 07/06/29	975	999,391
5.78%, 07/03/34(a)	1,875	1,942,008
5.84%, 01/18/28	2,030	2,068,527
6.07%, 07/12/28	1,700	1,748,747
6.09%, 07/12/33(a)	1,343	1,421,812
6.18%, 01/18/33	790	838,169
Nuveen LLC
4.00%, 11/01/28(b)	2,565	2,540,858
5.55%, 01/15/30(b)	1,755	1,789,982
5.85%, 04/15/34(b)	1,205	1,239,283
ORIX Corp.
2.25%, 03/09/31(a)	1,535	1,367,438
3.70%, 07/18/27(a)	600	595,172
4.00%, 04/13/32	945	903,573
4.45%, 09/09/30(a)	1,780	1,761,303
4.65%, 09/10/29(a)	750	752,946
5.00%, 09/13/27	570	574,032
5.20%, 09/13/32(a)	735	746,159
5.40%, 02/25/35	874	884,634
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	1,086	1,050,018
6.15%, 12/06/28(b)	1,040	1,072,692
Radian Group, Inc., 6.20%, 05/15/29	1,130	1,169,043
Raymond James Financial, Inc.
3.75%, 04/01/51	1,685	1,221,620
4.65%, 04/01/30	1,092	1,095,140
4.90%, 09/11/35	1,420	1,383,418
4.95%, 07/15/46	1,749	1,573,588
5.65%, 09/11/55(a)	910	881,128
Security	Par (000)	Value
Diversified Financial Services (continued)
REC Ltd.
4.75%, 09/27/29(b)	$305	$303,899
5.63%, 04/11/28(b)	705	715,017
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(a)(b)	1,255	1,250,070
5.40%, 09/15/30(b)	1,310	1,294,662
Stifel Financial Corp., 4.00%, 05/15/30	810	786,662
Sumisho Air Lease Corp.
2.10%, 09/01/28	1,157	1,092,846
2.88%, 01/15/32	1,260	1,126,590
3.00%, 02/01/30	900	842,379
3.13%, 12/01/30	1,254	1,160,008
3.25%, 10/01/29	968	919,798
3.63%, 12/01/27	792	781,046
4.40%, 03/24/28(b)	2,280	2,268,586
4.50%, 03/24/29(b)	1,875	1,863,596
4.63%, 10/01/28	840	837,668
4.85%, 03/24/31(b)	1,705	1,689,396
5.10%, 03/01/29	780	787,256
5.20%, 07/15/31	970	974,945
5.30%, 02/01/28	1,165	1,176,203
5.50%, 03/24/36(b)	1,550	1,544,470
5.85%, 12/15/27	1,160	1,181,038
SURA Asset Management SA, 6.35%, 05/13/32(a)(b)	480	501,514
Synchrony Financial
2.88%, 10/28/31	1,885	1,662,217
3.95%, 12/01/27	2,121	2,100,343
4.95%, 02/25/32, (1-day SOFR + 1.53%)(d)	875	854,708
5.02%, 07/29/29, (1-day SOFR + 1.40%)(d)	280	280,340
5.15%, 03/19/29	1,463	1,465,245
5.45%, 03/06/31, (1-day SOFR + 1.68%)(d)	325	325,629
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(d)	2,080	2,120,937
6.00%, 07/29/36, (1-day SOFR + 2.07%)(d)	1,095	1,098,455
TPG Operating Group II LP
4.88%, 05/15/31	120	118,699
5.38%, 01/15/36	1,415	1,385,122
5.88%, 03/05/34	1,290	1,320,327
UBS Americas, Inc., 7.13%, 07/15/32	1,523	1,701,805
USAA Capital Corp.
2.13%, 05/01/30(a)(b)	672	615,654
4.38%, 06/01/28(b)	715	714,779
5.25%, 06/01/27(a)(b)	550	556,375
Visa, Inc.
0.75%, 08/15/27	879	846,702
1.10%, 02/15/31(a)	2,129	1,842,969
2.00%, 08/15/50(a)	3,977	2,130,025
2.05%, 04/15/30	3,008	2,769,428
2.70%, 04/15/40(a)	2,118	1,609,658
2.75%, 09/15/27	1,090	1,072,985
3.65%, 09/15/47	1,657	1,276,577
3.80%, 02/12/29	1,750	1,732,588
4.10%, 02/12/31	1,335	1,327,119
4.15%, 12/14/35(a)	2,709	2,587,921
4.30%, 12/14/45	4,997	4,307,960
4.40%, 02/12/33	880	868,609
4.70%, 02/12/36(a)	1,075	1,066,046
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)(d)	539	525,223

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.80%, 06/15/46(a)	$643	$560,592
5.00%, 09/20/34(a)	995	979,970
5.05%, 03/02/36	400	387,011
5.70%, 07/15/43(a)	886	872,679
Voya Global Funding, 4.60%, 11/24/30(a)(b)	430	424,318
Western Union Co.(The)
2.75%, 03/15/31(a)	531	480,307
4.75%, 06/15/29	955	948,302
6.20%, 11/17/36(a)	923	961,704
6.20%, 06/21/40	595	596,560
		576,604,658
Electric — 9.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	1,145	1,090,291
3.40%, 04/29/51(b)	1,460	1,005,748
4.00%, 10/03/49(a)(b)	1,340	1,037,741
4.38%, 01/24/29(b)	70	69,622
4.38%, 10/09/31(b)	455	444,116
4.70%, 04/24/33(b)	1,890	1,849,858
4.75%, 03/09/37(b)	1,955	1,853,934
4.88%, 04/23/30(a)(b)	1,752	1,757,553
6.50%, 10/27/36(a)(b)	1,439	1,586,703
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	163	163,180
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	300	276,661
3.95%, 02/12/30(b)	647	612,067
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(b)	349	317,994
AEP Texas, Inc.
3.45%, 05/15/51	922	620,559
3.80%, 10/01/47	437	324,540
3.95%, 06/01/28	1,069	1,057,986
4.70%, 05/15/32	1,005	993,197
5.25%, 05/15/52	825	745,160
5.40%, 06/01/33	855	871,693
5.45%, 05/15/29	1,700	1,740,600
5.70%, 05/15/34	1,200	1,240,625
5.85%, 10/15/55	1,490	1,458,039
Series E, 6.65%, 02/15/33	474	512,908
Series G, 4.15%, 05/01/49	635	486,352
Series H, 3.45%, 01/15/50	938	639,444
Series I, 2.10%, 07/01/30(a)	1,432	1,301,699
Series Q, 5.20%, 04/15/36	1,355	1,333,397
AEP Transmission Co. LLC
3.15%, 09/15/49	750	498,491
3.75%, 12/01/47	799	604,691
3.80%, 06/15/49	745	556,512
4.00%, 12/01/46	815	649,171
4.25%, 09/15/48	555	454,056
4.50%, 06/15/52	1,045	868,584
5.15%, 04/01/34	815	821,612
5.25%, 06/01/36	390	392,641
5.38%, 06/15/35	845	860,628
5.40%, 03/15/53(a)	1,340	1,279,862
Series M, 3.65%, 04/01/50	990	723,626
Series N, 2.75%, 08/15/51(a)	947	576,363
AES Andes SA
6.25%, 03/14/32(b)	85	87,276
6.30%, 03/15/29(b)	185	188,960
Security	Par (000)	Value
Electric (continued)
AES Corp.(The)
2.45%, 01/15/31	$2,205	$1,976,015
3.95%, 07/15/30(b)	1,224	1,175,423
5.45%, 06/01/28	1,865	1,884,488
5.80%, 03/15/32(a)	1,250	1,270,238
Alabama Power Co.
3.00%, 03/15/52(a)	1,210	774,419
3.05%, 03/15/32	1,185	1,089,317
3.13%, 07/15/51	1,325	870,477
3.45%, 10/01/49	1,364	966,314
3.75%, 09/01/27(a)	980	975,463
3.75%, 03/01/45	1,491	1,156,673
3.85%, 12/01/42	535	434,726
3.94%, 09/01/32(a)	917	881,262
4.10%, 01/15/42(a)	380	316,238
4.15%, 08/15/44	896	741,932
4.30%, 01/02/46(a)	875	730,567
5.10%, 04/02/35	1,045	1,053,677
5.50%, 03/15/41	425	420,908
5.70%, 02/15/33(a)	484	507,490
5.85%, 11/15/33	1,170	1,234,209
6.00%, 03/01/39(a)	1,071	1,133,273
6.13%, 05/15/38	457	489,192
Series 11-C, 5.20%, 06/01/41(a)	416	404,198
Series 20-A, 1.45%, 09/15/30	1,015	894,542
Series A, 4.30%, 07/15/48	851	697,548
Series B, 3.70%, 12/01/47	1,301	974,275
Series C, 4.30%, 03/15/31	820	809,227
Alexander Funding Trust II, 7.47%, 07/31/28(b)	975	1,023,334
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	1,295	1,020,390
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(d)	265	262,001
Alliant Energy Finance LLC
3.60%, 03/01/32(a)(b)	29	27,015
4.25%, 06/15/28(b)	710	704,269
5.40%, 06/06/27(b)	915	923,265
5.95%, 03/30/29(b)	645	665,226
Ameren Corp.
1.75%, 03/15/28	1,125	1,073,683
3.50%, 01/15/31	1,214	1,151,653
5.00%, 01/15/29	1,505	1,522,390
5.00%, 05/15/36	740	723,865
5.38%, 03/15/35	1,000	1,013,051
Ameren Illinois Co.
1.55%, 11/15/30(a)	860	756,886
2.90%, 06/15/51	560	350,279
3.25%, 03/15/50	625	424,042
3.70%, 12/01/47	1,162	874,175
3.80%, 05/15/28	1,055	1,045,144
3.85%, 09/01/32	280	266,706
4.15%, 03/15/46	915	744,864
4.30%, 07/01/44	588	488,096
4.50%, 03/15/49	899	757,653
4.80%, 12/15/43	650	580,495
4.95%, 06/01/33	1,390	1,397,980
5.55%, 07/01/54	1,415	1,373,924
5.63%, 03/01/55	1,415	1,389,705
5.90%, 12/01/52	605	617,279
American Electric Power Co., Inc.
2.30%, 03/01/30(a)	1,190	1,095,081
3.20%, 11/13/27	973	957,268

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.25%, 03/01/50(a)	$658	$442,246
5.20%, 01/15/29	2,695	2,742,455
5.63%, 03/01/33(a)	1,604	1,665,679
5.75%, 11/01/27	1,291	1,314,120
5.95%, 11/01/32	975	1,029,438
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)(d)	305	326,065
7.05%, 12/15/54, (5-year CMT + 2.75%)(d)	385	399,782
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(d)	1,300	1,295,987
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(d)	2,735	2,712,176
Series J, 4.30%, 12/01/28(a)	1,232	1,229,464
American Transmission Systems, Inc.
2.65%, 01/15/32(b)	897	801,754
5.00%, 09/01/44(b)	683	620,378
Appalachian Power Co.
4.40%, 05/15/44(a)	632	526,647
4.45%, 06/01/45	638	529,414
4.50%, 08/01/32	1,025	1,008,097
5.65%, 04/01/34	900	925,889
7.00%, 04/01/38	698	780,849
Series AA, 2.70%, 04/01/31	1,120	1,022,190
Series L, 5.80%, 10/01/35(a)	510	528,597
Series P, 6.70%, 08/15/37	450	490,027
Series X, 3.30%, 06/01/27	705	697,914
Series Y, 4.50%, 03/01/49	812	667,574
Series Z, 3.70%, 05/01/50	1,035	742,019
Arizona Public Service Co.
2.20%, 12/15/31	1,037	905,402
2.60%, 08/15/29	1,120	1,056,080
2.65%, 09/15/50(a)	560	334,866
2.95%, 09/15/27	655	642,587
3.35%, 05/15/50	1,120	759,029
3.50%, 12/01/49(a)	615	431,904
3.75%, 05/15/46	810	610,070
4.20%, 08/15/48(a)	765	603,653
4.25%, 03/01/49	756	594,801
4.35%, 11/15/45	1,130	923,780
4.50%, 04/01/42	780	679,503
4.70%, 01/15/44(a)	140	118,166
5.05%, 09/01/41	670	622,696
5.10%, 03/15/36	990	977,378
5.50%, 09/01/35	495	499,149
5.55%, 08/01/33	815	838,409
5.70%, 08/15/34	1,245	1,291,596
5.90%, 08/15/55	1,240	1,242,725
6.35%, 12/15/32	995	1,062,031
Atlantic City Electric Co.
2.30%, 03/15/31	670	602,164
4.00%, 10/15/28	1,027	1,018,791
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	118	125,122
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28(b)	400	397,781
Avangrid, Inc., 3.80%, 06/01/29	1,624	1,584,112
Avista Corp.
4.00%, 04/01/52	760	566,688
4.35%, 06/01/48	1,015	823,234
Baltimore Gas and Electric Co.
2.25%, 06/15/31	1,425	1,273,987
2.90%, 06/15/50(a)	670	421,604
3.20%, 09/15/49	784	522,994
Security	Par (000)	Value
Electric (continued)
3.50%, 08/15/46	$1,151	$836,015
3.75%, 08/15/47	779	586,602
4.25%, 09/15/48	380	306,692
4.55%, 06/01/52	860	714,999
5.15%, 06/01/33	980	989,180
5.30%, 06/01/34	815	831,762
5.40%, 06/01/53	1,330	1,261,879
5.45%, 06/01/35	1,065	1,086,671
5.65%, 06/01/54	835	816,618
6.05%, 06/01/56	1,370	1,411,098
6.35%, 10/01/36	672	728,966
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	590	502,281
5.85%, 10/15/55(a)(b)	1,285	1,272,482
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	1,180	1,023,064
2.85%, 05/15/51	3,080	1,887,092
3.25%, 04/15/28	1,049	1,029,782
3.70%, 07/15/30	2,116	2,052,342
3.80%, 07/15/48	1,018	764,118
4.25%, 10/15/50	1,908	1,513,847
4.45%, 01/15/49	1,797	1,476,906
4.50%, 02/01/45	1,309	1,127,506
4.60%, 05/01/53(a)	1,970	1,645,330
5.15%, 11/15/43(a)	1,733	1,646,300
5.95%, 05/15/37(a)	1,339	1,418,456
6.13%, 04/01/36	2,816	3,013,140
8.48%, 09/15/28(a)	845	916,132
Black Hills Corp.
2.50%, 06/15/30	735	672,881
3.05%, 10/15/29(a)	592	562,035
3.88%, 10/15/49	634	465,508
4.20%, 09/15/46	560	443,351
4.35%, 05/01/33(a)	654	624,179
4.55%, 01/31/31	610	603,205
5.95%, 03/15/28(a)	890	910,383
6.00%, 01/15/35	575	599,449
6.15%, 05/15/34	950	1,003,850
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.45%)(d)	105	106,366
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	1	1,307
Capital Power U.S. Holdings, Inc.
5.26%, 06/01/28(b)	715	719,971
6.19%, 06/01/35(b)	430	444,179
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	269	247,458
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	813	638,631
3.60%, 03/01/52	740	532,616
3.95%, 03/01/48	1,194	939,902
4.50%, 04/01/44	1,081	944,200
4.80%, 03/15/30	1,103	1,114,162
4.95%, 04/01/33(a)	845	851,281
5.05%, 03/01/35	1,065	1,065,843
5.15%, 03/01/34	930	943,702
5.20%, 10/01/28	1,525	1,553,956
5.30%, 04/01/53(a)	935	884,850
Series AC, 4.25%, 02/01/49	100	81,142
Series AD, 2.90%, 07/01/50	1,046	667,181

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series AE, 2.35%, 04/01/31	$1,100	$991,255
Series AF, 3.35%, 04/01/51	1,720	1,193,815
Series AG, 3.00%, 03/01/32	1,035	944,343
Series ai., 4.45%, 10/01/32	745	732,191
Series AJ, 4.85%, 10/01/52(a)	410	364,603
Series AQ, 4.95%, 08/15/35	1,180	1,169,845
Series AR, 4.85%, 04/01/36	1,205	1,183,926
Series K2, 6.95%, 03/15/33	830	927,720
CenterPoint Energy, Inc.
2.95%, 03/01/30(a)	884	828,877
5.40%, 06/01/29	1,460	1,494,609
5.95%, 04/01/56, (5-year CMT + 2.22%)(d)	560	559,853
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)(d)	940	968,031
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)(d)	415	430,485
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(d)	530	557,341
CEZ A/S, 5.63%, 04/03/42(b)	70	64,128
Cleco Corporate Holdings LLC
3.38%, 09/15/29	494	467,077
4.97%, 05/01/46	612	520,123
Cleco Power LLC
5.30%, 01/15/36(b)	445	441,331
6.00%, 12/01/40(a)	415	427,280
6.50%, 12/01/35(a)	397	425,603
Cleveland Electric Illuminating Co.(The)
3.50%, 04/01/28(b)	915	897,385
4.55%, 11/15/30(b)	665	655,070
5.95%, 12/15/36	587	606,259
CMS Energy Corp.
3.45%, 08/15/27	220	217,386
3.75%, 12/01/50, (5-year CMT + 2.90%)(d)	731	671,373
4.70%, 03/31/43	342	292,688
4.75%, 06/01/50, (5-year CMT + 4.12%)(d)	884	869,186
4.88%, 03/01/44	643	567,254
6.50%, 06/01/55, (5-year CMT + 1.96%)(d)	1,605	1,649,704
Colbun SA
3.15%, 03/06/30(a)(b)	860	808,319
3.15%, 01/19/32(b)	400	361,716
5.38%, 09/11/35(b)	90	88,696
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	575	599,177
Comision Federal de Electricidad
3.35%, 02/09/31(b)	1,725	1,550,921
3.88%, 07/26/33(b)	1,361	1,180,444
4.68%, 02/09/51(b)	1,444	1,033,626
4.69%, 05/15/29(b)	1,007	990,475
5.70%, 01/24/30(b)	535	537,868
5.75%, 02/14/42(a)(b)	1,307	1,167,347
6.05%, 01/28/34(b)	1,800	1,765,800
6.13%, 06/16/45(b)	320	288,224
6.26%, 02/15/52(b)	1,155	1,030,083
6.45%, 01/24/35(a)(b)	1,885	1,886,862
6.50%, 01/28/51(b)	900	873,765
Commonwealth Edison Co.
2.20%, 03/01/30	847	779,670
3.00%, 03/01/50	1,161	753,093
3.15%, 03/15/32	410	378,668
3.65%, 06/15/46(a)	1,284	969,504
3.70%, 08/15/28	1,039	1,025,753
3.70%, 03/01/45	767	592,094
3.80%, 10/01/42	494	397,946
Security	Par (000)	Value
Electric (continued)
4.00%, 03/01/48	$1,660	$1,302,509
4.00%, 03/01/49	790	615,825
4.35%, 11/15/45	1,000	841,754
4.55%, 06/01/31	850	847,541
4.60%, 08/15/43	772	680,589
4.70%, 01/15/44	855	759,916
4.90%, 02/01/33	325	327,383
5.30%, 06/01/34	395	404,949
5.30%, 02/01/53	1,340	1,252,281
5.65%, 06/01/54	885	866,744
5.85%, 06/01/56(a)	1,305	1,312,629
5.95%, 06/01/55	1,230	1,252,985
6.45%, 01/15/38(a)	959	1,053,443
Series 122, 2.95%, 08/15/27	480	473,061
Series 123, 3.75%, 08/15/47	1,336	1,009,895
Series 127, 3.20%, 11/15/49	711	477,678
Series 130, 3.13%, 03/15/51	1,510	991,683
Series 131, 2.75%, 09/01/51	790	476,842
Series 133, 3.85%, 03/15/52	610	452,784
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	1,285	1,017,948
4.30%, 04/15/44	845	712,846
4.65%, 01/01/29	1,125	1,132,114
4.90%, 07/01/33(a)	740	744,079
4.95%, 01/15/30	735	745,979
4.95%, 08/15/34	580	577,981
5.25%, 01/15/53	775	724,301
6.35%, 06/01/36	10	10,726
Series A, 2.05%, 07/01/31	686	606,526
Series A, 4.15%, 06/01/45	930	763,802
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	1,842	1,662,786
3.20%, 12/01/51	675	448,412
3.60%, 06/15/61(a)	1,295	873,462
3.70%, 11/15/59	1,220	846,164
3.80%, 05/15/28	795	787,736
3.85%, 06/15/46	1,029	797,622
3.95%, 03/01/43	1,650	1,349,612
4.45%, 03/15/44	1,514	1,306,294
4.50%, 12/01/45	1,570	1,342,295
4.50%, 05/15/58	1,314	1,063,245
4.63%, 12/01/54	1,815	1,516,193
5.13%, 03/15/35(a)	50	50,255
5.20%, 03/01/33	1,105	1,130,521
5.38%, 05/15/34(a)	810	829,339
5.50%, 03/15/34	1,115	1,160,341
5.50%, 03/15/55	900	860,067
5.70%, 06/15/40	830	851,081
5.70%, 05/15/54	1,045	1,033,607
5.75%, 11/15/55(a)	1,055	1,044,208
5.90%, 11/15/53	1,825	1,848,091
6.15%, 11/15/52	1,235	1,291,632
Series 05-A, 5.30%, 03/01/35	689	702,541
Series 06-A, 5.85%, 03/15/36(a)	825	867,775
Series 06-B, 6.20%, 06/15/36	855	921,340
Series 06-E, 5.70%, 12/01/36(a)	595	609,269
Series 07-A, 6.30%, 08/15/37(a)	788	850,843
Series 08-B, 6.75%, 04/01/38	1,254	1,413,033
Series 09-C, 5.50%, 12/01/39	843	848,318
Series 12-A, 4.20%, 03/15/42	834	707,439
Series 2017, 3.88%, 06/15/47	1,054	812,649

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 20A, 3.35%, 04/01/30	$1,381	$1,324,204
Series 20B, 3.95%, 04/01/50	2,390	1,864,331
Series A, 4.13%, 05/15/49	1,610	1,276,170
Series B, 3.13%, 11/15/27	807	794,822
Series C, 3.00%, 12/01/60	895	527,194
Series C, 4.00%, 11/15/57	770	567,720
Series C, 4.30%, 12/01/56(a)	1,031	809,239
Series D, 4.00%, 12/01/28	980	972,033
Series E, 4.65%, 12/01/48	1,448	1,241,977
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	1,250	1,207,732
5.20%, 04/11/38(b)	895	870,237
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	750	715,802
3.90%, 01/08/28	1,400	1,389,017
4.40%, 01/15/31	815	803,999
4.55%, 06/01/29	1,545	1,541,766
4.63%, 02/01/29(b)	515	512,388
4.80%, 01/15/32	940	935,571
5.00%, 02/01/31(a)(b)	1,270	1,272,366
5.30%, 06/01/36	1,485	1,478,876
5.60%, 03/01/28	1,560	1,588,602
5.60%, 06/15/42(a)	1,340	1,325,354
5.75%, 10/01/41(a)	796	799,990
5.75%, 03/15/54(a)	1,885	1,854,272
5.80%, 03/01/33	1,594	1,670,947
5.88%, 01/15/66(a)	1,155	1,125,516
6.13%, 01/15/34	1,010	1,076,596
6.25%, 10/01/39	1,570	1,658,027
6.50%, 10/01/53(a)	1,770	1,896,441
Consumers Energy Co.
3.10%, 08/15/50	1,360	900,475
3.25%, 08/15/46	820	585,519
3.50%, 08/01/51	1,080	771,240
3.60%, 08/15/32(a)	755	711,311
3.75%, 02/15/50	493	368,436
3.80%, 11/15/28	696	686,895
3.95%, 05/15/43	625	508,710
3.95%, 07/15/47	655	515,108
4.05%, 05/15/48(a)	1,200	953,926
4.10%, 11/15/45(a)	445	358,951
4.20%, 09/01/52	915	728,293
4.35%, 04/15/49	1,006	830,314
4.35%, 08/31/64	680	524,458
4.50%, 01/15/31(a)	995	991,474
4.60%, 05/30/29	1,135	1,141,000
4.63%, 05/15/33	1,525	1,508,518
4.65%, 03/01/28(a)	865	870,252
4.70%, 01/15/30	1,545	1,554,298
4.90%, 02/15/29(a)	1,095	1,108,031
5.05%, 05/15/35	935	940,325
5.13%, 05/01/36	955	955,456
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	2,785	2,842,705
Dayton Power & Light Co.(The)
3.95%, 06/15/49	705	530,388
4.55%, 08/15/30	1,315	1,298,071
Delmarva Power & Light Co.
4.00%, 06/01/42	380	310,499
4.15%, 05/15/45	736	601,192
Security	Par (000)	Value
Electric (continued)
Dhafrah Pv2 Energy Co. LLC, 5.79%, 06/30/53(b)	$1,510	$1,500,417
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	692	615,778
5.10%, 06/01/65	210	188,495
5.30%, 05/15/33	660	677,751
5.45%, 02/01/41	210	210,279
6.05%, 01/15/38	946	1,008,326
6.25%, 10/15/53	1,205	1,295,324
6.63%, 02/01/32	582	637,341
Series 2025, 5.30%, 01/15/35	750	765,988
Series A, 2.30%, 12/01/31(a)	800	709,620
Dominion Energy, Inc.
4.25%, 06/01/28	1,053	1,049,894
4.35%, 08/15/32	815	790,559
4.60%, 05/15/28	1,855	1,859,624
4.70%, 12/01/44	780	679,996
4.85%, 08/15/52	815	703,835
5.00%, 06/15/30	1,585	1,605,451
5.38%, 11/15/32	1,610	1,651,795
5.45%, 03/15/35	1,690	1,721,202
6.00%, 02/15/56, (5-year CMT + 2.26%)(d)	705	708,814
6.20%, 02/15/56, (5-year CMT + 2.01%)(d)	1,540	1,549,520
6.63%, 05/15/55, (5-year CMT + 2.21%)(d)	2,180	2,232,671
7.00%, 06/15/38	1,036	1,170,137
Series A, 4.60%, 03/15/49	604	503,988
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(d)	90	93,323
Series B, 3.30%, 04/15/41	1,160	879,064
Series B, 5.95%, 06/15/35	1,035	1,095,111
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(d)	230	244,861
Series C, 2.25%, 08/15/31(a)	1,795	1,591,140
Series C, 3.38%, 04/01/30	3,016	2,886,151
Series C, 4.05%, 09/15/42	934	760,293
Series C, 4.90%, 08/01/41	1,126	1,036,324
Series E, 6.30%, 03/15/33	590	633,100
Series F, 5.25%, 08/01/33	1,784	1,810,462
DTE Electric Co.
2.25%, 03/01/30	964	890,621
2.95%, 03/01/50	1,200	779,390
3.70%, 03/15/45	618	480,795
3.70%, 06/01/46	829	628,840
3.75%, 08/15/47	1,137	866,177
3.95%, 06/15/42	504	409,197
3.95%, 03/01/49	2,354	1,824,391
4.30%, 07/01/44	600	505,890
5.20%, 04/01/33	1,100	1,128,538
5.20%, 03/01/34	1,068	1,091,703
5.25%, 05/15/35	1,335	1,354,216
5.40%, 04/01/53(a)	965	924,255
5.70%, 10/01/37	371	382,329
5.85%, 05/15/55	785	797,413
Series A, 1.90%, 04/01/28(a)	1,290	1,238,934
Series A, 3.00%, 03/01/32	790	728,194
Series A, 4.00%, 04/01/43	790	648,826
Series A, 4.05%, 05/15/48	875	692,534
Series A, 4.85%, 03/01/36	1,220	1,195,780
Series A, 6.63%, 06/01/36	205	226,538
Series B, 3.25%, 04/01/51(a)	892	599,879
Series B, 3.65%, 03/01/52	732	531,586

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 5.55%, 03/01/56	$1,190	$1,160,336
Series C, 2.63%, 03/01/31	1,093	1,002,086
DTE Energy Co.
2.95%, 03/01/30	824	776,532
4.88%, 06/01/28(a)	1,540	1,552,109
4.95%, 07/01/27	1,205	1,213,131
5.05%, 10/01/35	685	674,136
5.10%, 03/01/29	2,350	2,384,272
5.20%, 04/01/30	1,985	2,018,729
5.85%, 06/01/34	1,780	1,865,800
Series C, 3.40%, 06/15/29	1,128	1,090,239
Duke Energy Carolinas LLC
2.45%, 08/15/29	1,146	1,078,896
2.45%, 02/01/30	653	607,819
2.55%, 04/15/31	932	849,777
2.85%, 03/15/32	1,035	942,209
3.20%, 08/15/49	1,519	1,025,768
3.45%, 04/15/51	1,300	911,362
3.55%, 03/15/52	877	624,035
3.70%, 12/01/47	1,012	760,894
3.75%, 06/01/45	1,179	912,285
3.88%, 03/15/46	963	752,010
3.95%, 11/15/28(a)	1,313	1,301,562
3.95%, 03/15/48	1,156	899,459
4.00%, 09/30/42	1,457	1,207,401
4.25%, 12/15/41	1,335	1,161,226
4.85%, 03/15/30	834	843,715
4.85%, 01/15/34(a)	910	909,350
4.95%, 01/15/33(a)	2,190	2,221,714
5.25%, 03/15/35	915	931,630
5.30%, 02/15/40	1,462	1,452,436
5.35%, 01/15/53	1,275	1,205,005
5.40%, 01/15/54	821	783,603
6.00%, 01/15/38	1,087	1,153,332
6.05%, 04/15/38(a)	1,157	1,233,913
6.10%, 06/01/37	971	1,034,177
6.45%, 10/15/32(a)	795	863,801
Series A, 6.00%, 12/01/28	662	685,542
Duke Energy Corp.
2.45%, 06/01/30(a)	1,708	1,576,066
2.55%, 06/15/31(a)	1,589	1,438,425
3.15%, 08/15/27(a)	1,022	1,007,737
3.30%, 06/15/41	1,104	837,947
3.40%, 06/15/29	1,280	1,240,486
3.50%, 06/15/51	1,593	1,086,133
3.75%, 09/01/46	2,775	2,078,622
3.95%, 08/15/47	856	650,392
4.20%, 06/15/49	1,180	919,317
4.30%, 03/15/28	2,100	2,097,167
4.50%, 08/15/32(a)	2,165	2,134,308
4.80%, 12/15/45	1,087	952,280
4.85%, 01/05/29	880	887,584
4.95%, 09/15/35(a)	1,585	1,555,665
5.00%, 12/08/27(a)	965	974,493
5.00%, 08/15/52	2,240	1,946,901
5.45%, 06/15/34(a)	1,330	1,361,457
5.70%, 09/15/55	1,490	1,429,646
5.75%, 09/15/33(a)	1,105	1,156,827
5.80%, 06/15/54	1,495	1,453,932
6.10%, 09/15/53	1,520	1,542,341
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)(d)	1,045	1,088,286
Security	Par (000)	Value
Electric (continued)
Duke Energy Florida LLC
1.75%, 06/15/30	$1,075	$965,964
2.40%, 12/15/31	1,107	988,713
2.50%, 12/01/29(a)	1,491	1,397,079
3.00%, 12/15/51	920	588,713
3.40%, 10/01/46	1,389	1,003,136
3.80%, 07/15/28(a)	543	538,397
3.85%, 11/15/42	842	688,277
4.20%, 12/01/30	440	434,118
4.20%, 07/15/48	862	690,043
4.85%, 12/01/35	586	576,321
5.65%, 04/01/40	695	706,961
5.88%, 11/15/33(a)	1,585	1,679,845
5.95%, 11/15/52	959	980,122
6.20%, 11/15/53	995	1,052,575
6.35%, 09/15/37	1,229	1,334,732
6.40%, 06/15/38	1,713	1,872,317
Duke Energy Indiana LLC
2.75%, 04/01/50	525	322,270
3.75%, 05/15/46	939	718,750
5.25%, 03/01/34	858	876,573
5.40%, 04/01/53	1,140	1,078,389
5.90%, 05/15/55	765	772,455
6.12%, 10/15/35(a)	674	717,964
6.35%, 08/15/38(a)	707	772,208
6.45%, 04/01/39	1,159	1,272,641
Series DDDD, 4.95%, 03/15/36(a)	1,570	1,549,481
Series UUU, 4.20%, 03/15/42	515	435,752
Series WWW, 4.90%, 07/15/43	680	624,554
Series YYY, 3.25%, 10/01/49	922	629,101
Duke Energy Ohio, Inc.
2.13%, 06/01/30	779	710,057
3.65%, 02/01/29(a)	869	853,781
3.70%, 06/15/46	655	496,086
4.30%, 02/01/49	779	627,784
5.25%, 04/01/33	850	868,749
5.30%, 06/15/35(a)	840	850,430
5.55%, 03/15/54	800	770,222
5.65%, 04/01/53	620	604,428
Duke Energy Progress LLC
2.00%, 08/15/31	915	809,698
2.50%, 08/15/50	832	481,863
2.90%, 08/15/51	706	439,314
3.40%, 04/01/32	1,000	935,937
3.45%, 03/15/29	1,209	1,180,354
3.60%, 09/15/47	1,091	805,118
3.70%, 09/01/28(a)	868	857,031
3.70%, 10/15/46	851	641,992
4.00%, 04/01/52	975	744,663
4.10%, 05/15/42	979	823,376
4.10%, 03/15/43	1,159	966,859
4.15%, 12/01/44	1,137	932,947
4.20%, 08/15/45(a)	1,474	1,213,217
4.38%, 03/30/44	738	625,917
5.05%, 03/15/35	1,994	1,999,818
5.10%, 03/15/34	1,175	1,192,685
5.25%, 03/15/33	1,165	1,194,304
5.35%, 03/15/53	1,135	1,070,743
5.55%, 03/15/55	910	884,882
6.30%, 04/01/38	685	742,051

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duquesne Light Holdings, Inc.
2.53%, 10/01/30(b)	$797	$716,918
2.78%, 01/07/32(a)(b)	710	626,105
3.62%, 08/01/27(a)(b)	679	671,386
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	1,695	1,870,803
Edison International
4.13%, 03/15/28	1,200	1,182,283
4.80%, 03/15/31	910	886,181
5.00%, 05/05/28	350	350,718
5.25%, 11/15/28	1,040	1,045,038
5.25%, 03/15/32	635	625,947
5.45%, 06/15/29(a)	985	992,667
5.75%, 06/15/27	1,141	1,149,811
6.25%, 03/15/30	1,105	1,139,248
6.95%, 11/15/29	960	1,007,641
EDP Finance BV, 1.71%, 01/24/28(b)	1,737	1,660,004
El Paso Electric Co.
5.00%, 12/01/44	449	384,587
6.00%, 05/15/35	719	723,428
Electricite de France SA
4.50%, 09/21/28(b)	2,453	2,453,384
4.75%, 10/13/35(a)(b)	457	444,747
4.88%, 09/21/38(b)	720	668,409
4.88%, 01/22/44(a)(b)	1,826	1,610,144
4.95%, 10/13/45(a)(b)	1,974	1,725,741
5.00%, 09/21/48(b)	2,019	1,730,422
5.25%, 04/22/36(b)	2,300	2,261,718
5.25%, 10/13/55(a)(b)	560	488,940
5.60%, 01/27/40(b)	1,583	1,561,035
5.65%, 04/22/29(a)(b)	1,138	1,170,479
5.70%, 05/23/28(a)(b)	780	796,482
5.75%, 01/13/35(a)(b)	900	929,192
5.95%, 04/22/34(b)	1,200	1,256,215
6.00%, 04/22/64(b)	2,000	1,911,543
6.00%, 01/22/2114(a)(b)	1,252	1,187,009
6.13%, 04/22/56(b)	1,850	1,828,904
6.25%, 05/23/33(b)	1,145	1,224,876
6.25%, 04/22/66(b)	1,300	1,278,704
6.38%, 01/13/55(b)	1,450	1,480,289
6.90%, 05/23/53(b)	2,080	2,249,919
6.95%, 01/26/39(b)	2,904	3,214,929
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	305	316,061
Emera U.S. Finance LLC
4.50%, 04/01/29	500	497,906
5.20%, 04/01/33	330	328,466
Emera U.S. Finance LP
2.64%, 06/15/31	1,000	897,845
4.75%, 06/15/46	2,516	2,133,481
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	506	473,716
Enel Chile SA, 4.88%, 06/12/28	1,796	1,800,815
Enel Finance America LLC, 2.88%, 07/12/41(b)	1,520	1,072,248
Enel Finance International NV
2.13%, 07/12/28(b)	1,585	1,509,057
2.50%, 07/12/31(b)	1,976	1,759,860
3.50%, 04/06/28(b)	2,335	2,291,675
4.13%, 09/30/28(b)	1,895	1,875,394
4.38%, 09/30/30(b)	1,195	1,174,480
4.63%, 06/15/27(a)(b)	1,515	1,520,248
Security	Par (000)	Value
Electric (continued)
4.75%, 05/25/47(b)	$2,750	$2,316,649
4.88%, 06/14/29(a)(b)	2,205	2,219,298
5.00%, 06/15/32(b)	1,510	1,509,529
5.00%, 09/30/35(b)	2,240	2,184,754
5.13%, 06/26/29(b)	2,550	2,580,242
5.50%, 06/26/34(b)	1,270	1,289,207
5.50%, 06/15/52(a)(b)	2,168	1,994,018
5.75%, 09/30/55(a)(b)	1,795	1,702,111
6.00%, 10/07/39(a)(b)	3,142	3,210,170
6.80%, 09/15/37(a)(b)	2,160	2,380,345
7.50%, 10/14/32(b)	2,555	2,872,840
7.75%, 10/14/52(b)	2,185	2,616,860
Engie Energia Chile SA
3.40%, 01/28/30(b)	430	404,838
6.38%, 04/17/34(b)	485	507,163
Engie SA
5.25%, 04/10/29(b)	1,125	1,144,783
5.63%, 04/10/34(b)	1,305	1,344,248
5.88%, 04/10/54(a)(b)	925	909,669
Entergy Arkansas LLC
2.65%, 06/15/51	1,325	780,240
3.35%, 06/15/52(a)	832	561,526
4.00%, 06/01/28	840	834,718
4.20%, 04/01/49(a)	1,130	900,861
4.95%, 01/15/36	980	963,678
4.95%, 12/15/44	881	784,444
5.15%, 01/15/33	805	819,163
5.30%, 09/15/33(a)	210	215,235
5.45%, 06/01/34	1,325	1,365,878
5.75%, 06/01/54	870	862,098
5.75%, 01/15/56	690	684,557
Entergy Corp.
1.90%, 06/15/28(a)	1,425	1,353,802
2.40%, 06/15/31	1,449	1,294,092
2.80%, 06/15/30	1,136	1,060,239
3.75%, 06/15/50	858	620,400
5.88%, 06/15/56, (5-year CMT + 2.18%)(d)	400	401,517
6.10%, 06/15/56, (5-year CMT + 2.01%)(d)	965	963,617
7.13%, 12/01/54, (5-year CMT + 2.67%)(d)	1,500	1,555,471
Entergy Louisiana LLC
1.60%, 12/15/30(a)	1,201	1,055,129
2.35%, 06/15/32	979	858,239
2.90%, 03/15/51	1,093	684,451
3.05%, 06/01/31	813	754,943
3.10%, 06/15/41	915	692,345
3.12%, 09/01/27	951	938,736
3.25%, 04/01/28	989	971,538
4.00%, 03/15/33	1,914	1,818,894
4.20%, 09/01/48	1,734	1,392,379
4.20%, 04/01/50	1,090	858,469
4.75%, 09/15/52(a)	1,080	926,478
4.90%, 04/15/36	1,010	985,699
4.95%, 01/15/45(a)	939	857,336
5.15%, 09/15/34	1,060	1,071,041
5.35%, 03/15/34(a)	865	887,391
5.65%, 04/15/56(a)	1,020	995,772
5.70%, 03/15/54	1,100	1,083,858
5.80%, 03/15/55(a)	1,535	1,530,727
Entergy Mississippi LLC
2.85%, 06/01/28	802	779,625
3.50%, 06/01/51	830	578,556

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.85%, 06/01/49	$807	$607,155
5.00%, 09/01/33	845	847,684
5.05%, 04/15/36	760	748,887
5.80%, 04/15/55	1,010	1,006,285
5.85%, 06/01/54	715	712,792
Entergy Texas, Inc.
1.75%, 03/15/31	1,808	1,581,010
3.55%, 09/30/49	892	633,215
4.00%, 03/30/29	795	784,866
4.50%, 03/30/39	561	511,273
5.00%, 09/15/52(a)	705	623,535
5.15%, 06/01/45(a)	358	330,716
5.20%, 06/15/36	970	966,117
5.25%, 04/15/35	980	986,915
5.55%, 09/15/54	795	758,850
5.80%, 09/01/53	560	556,254
Evergy Kansas Central, Inc.
3.25%, 09/01/49	930	633,803
3.45%, 04/15/50	995	695,185
4.10%, 04/01/43	947	785,119
4.13%, 03/01/42	965	806,261
4.25%, 12/01/45(a)	551	453,076
4.63%, 09/01/43	391	335,623
4.70%, 03/13/28(a)	775	778,344
5.25%, 03/15/35	1,130	1,139,434
5.70%, 03/15/53	770	762,342
5.90%, 11/15/33	565	598,940
Evergy Kansas South, Inc., 4.30%, 07/15/44(b)	105	85,202
Evergy Metro, Inc.
4.20%, 06/15/47	535	433,101
4.20%, 03/15/48(a)	772	618,898
4.95%, 04/15/33	850	852,003
5.13%, 08/15/35	845	840,054
5.30%, 10/01/41	684	672,628
5.40%, 04/01/34	475	487,398
Series 2019, 4.13%, 04/01/49(a)	577	460,543
Series 2020, 2.25%, 06/01/30(a)	929	851,037
Series B, 6.05%, 11/15/35(a)	234	248,433
Evergy Missouri West, Inc.
3.75%, 03/15/32(b)	342	311,490
4.70%, 05/21/29(b)	410	410,977
5.15%, 12/15/27(b)	715	719,834
5.25%, 12/15/35(b)	610	604,148
5.65%, 06/01/34(a)(b)	530	539,635
Evergy, Inc.
2.90%, 09/15/29	944	896,068
4.25%, 03/15/29	960	951,198
6.65%, 06/01/55, (5-year CMT + 2.56%)(d)	240	245,148
Eversource Energy
2.55%, 03/15/31	600	540,970
3.38%, 03/01/32	1,155	1,063,136
3.45%, 01/15/50	1,330	928,607
4.45%, 12/15/30	1,010	994,336
4.60%, 07/01/27	800	801,519
5.13%, 05/15/33	1,485	1,486,300
5.45%, 03/01/28	2,570	2,606,637
5.50%, 01/01/34(a)	1,300	1,323,215
5.85%, 04/15/31	1,350	1,405,979
5.95%, 02/01/29(a)	665	686,421
5.95%, 07/15/34	1,215	1,271,626
Security	Par (000)	Value
Electric (continued)
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(d)	$10	$9,938
Series B, 6.35%, 08/15/56, (5-year CMT + 2.33%)(d)	1,520	1,523,537
Series M, 3.30%, 01/15/28	1,130	1,108,286
Series O, 4.25%, 04/01/29	959	951,303
Series R, 1.65%, 08/15/30(a)	1,237	1,091,752
Exelon Corp.
3.35%, 03/15/32	683	632,840
4.05%, 04/15/30	2,507	2,452,624
4.10%, 03/15/52	1,435	1,099,758
4.45%, 04/15/46	1,322	1,101,558
4.70%, 04/15/50	1,453	1,225,952
4.95%, 06/15/35	662	645,325
4.95%, 03/15/36	1,865	1,814,455
5.10%, 06/15/45	1,162	1,065,038
5.13%, 03/15/31	1,150	1,168,592
5.15%, 03/15/28(a)	2,047	2,071,780
5.15%, 03/15/29	1,305	1,326,782
5.30%, 03/15/33	1,320	1,351,275
5.45%, 03/15/34	1,400	1,434,492
5.60%, 03/15/53	2,010	1,927,716
5.63%, 06/15/35	1,255	1,292,540
5.88%, 03/15/55	730	722,393
6.50%, 03/15/55, (5-year CMT + 1.98%)(d)	1,065	1,102,396
7.60%, 04/01/32	825	926,191
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	2,704	2,750,866
FirstEnergy Corp.
2.65%, 03/01/30	875	810,868
Series B, 2.25%, 09/01/30	945	851,336
Series B, 3.90%, 07/15/27	2,179	2,165,215
Series C, 3.40%, 03/01/50	1,715	1,168,091
Series C, 4.85%, 07/15/47	1,235	1,071,041
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	890	870,265
3.60%, 06/01/29(b)	404	391,951
4.15%, 03/15/28(b)	610	606,461
4.30%, 01/15/29(b)	1,006	999,333
4.55%, 03/15/31(a)(b)	775	768,276
5.20%, 04/01/28(b)	720	728,196
6.15%, 10/01/38	405	429,063
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	1,009	971,005
4.55%, 01/15/30	750	747,356
4.55%, 04/01/49(b)	1,015	852,374
4.75%, 01/15/33	1,210	1,190,607
5.00%, 01/15/35(a)	760	751,655
5.45%, 07/15/44(b)	740	704,253
Florida Power & Light Co.
2.45%, 02/03/32	2,189	1,957,299
2.88%, 12/04/51	2,574	1,613,264
3.15%, 10/01/49	1,393	940,897
3.70%, 12/01/47	1,309	987,108
3.80%, 12/15/42	1,272	1,028,451
3.95%, 03/01/48	1,800	1,419,567
3.99%, 03/01/49	1,460	1,144,808
4.05%, 06/01/42	1,420	1,198,413
4.05%, 10/01/44	975	799,382
4.13%, 02/01/42	1,105	943,646
4.13%, 06/01/48	627	504,935

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.40%, 05/15/28(a)	$1,685	$1,691,254
4.63%, 05/15/30	1,190	1,197,080
4.70%, 02/15/36	1,320	1,284,423
4.80%, 05/15/33	1,320	1,322,800
4.95%, 06/01/35	645	642,558
5.00%, 08/01/34	740	743,848
5.05%, 04/01/28	1,930	1,958,205
5.10%, 04/01/33	1,363	1,387,062
5.13%, 06/01/36	900	903,959
5.13%, 06/01/41(a)	870	846,367
5.15%, 06/15/29	1,275	1,302,995
5.25%, 02/01/41	1,055	1,039,936
5.30%, 06/15/34	2,105	2,159,694
5.30%, 04/01/53(a)	1,555	1,468,024
5.60%, 06/15/54	1,805	1,777,357
5.60%, 02/15/66	1,950	1,878,265
5.63%, 04/01/34	992	1,039,132
5.65%, 02/01/37	760	798,344
5.69%, 03/01/40	1,260	1,298,025
5.70%, 03/15/55	1,755	1,747,217
5.75%, 06/01/56	1,700	1,706,496
5.80%, 03/15/65	1,530	1,519,270
5.90%, 06/01/66	1,700	1,711,015
5.95%, 10/01/33(a)	405	430,972
5.95%, 02/01/38	1,035	1,104,492
5.96%, 04/01/39	880	931,095
Georgia Power Co.
4.00%, 10/01/28	990	983,214
4.30%, 03/15/42	2,228	1,936,248
4.30%, 03/15/43	1,042	891,806
4.55%, 03/15/30	1,330	1,330,742
4.60%, 06/15/29	580	583,354
4.65%, 05/16/28	1,535	1,543,878
4.70%, 05/15/32	1,515	1,516,512
4.85%, 03/15/31	2,050	2,071,265
4.95%, 05/17/33	1,988	2,003,924
5.13%, 05/15/52	1,561	1,444,568
5.20%, 03/15/35	1,320	1,337,415
5.25%, 03/15/34	1,980	2,018,354
5.40%, 06/01/40(a)	509	514,640
5.50%, 10/01/55(a)	1,130	1,093,737
Series 10-C, 4.75%, 09/01/40	1,119	1,050,930
Series A, 3.25%, 03/15/51	400	271,329
Series B, 2.65%, 09/15/29	1,273	1,203,595
Series B, 3.70%, 01/30/50	689	510,439
Great River Energy, 6.25%, 07/01/38(b)	343	358,329
Hanwha Futureproof Corp., 4.75%, 04/30/28(b)	985	990,618
Hydro One, Inc., 4.75%, 05/30/31	925	928,468
Iberdrola International BV, 6.75%, 07/15/36(a)	855	964,323
Idaho Power Co.
3.65%, 03/01/45(a)	175	129,787
4.85%, 03/01/36	705	689,139
5.20%, 08/15/34	160	161,817
5.50%, 03/15/53(a)	843	814,170
5.70%, 03/15/55(a)	965	958,145
5.80%, 04/01/54	450	453,715
Series K, 4.20%, 03/01/48	940	759,471
Indiana Michigan Power Co.
3.25%, 05/01/51	740	491,630
3.85%, 05/15/28	430	425,974
4.25%, 08/15/48	960	774,772
Security	Par (000)	Value
Electric (continued)
5.60%, 03/15/56	$2,005	$1,952,679
5.63%, 04/01/53(a)	780	765,916
6.05%, 03/15/37	545	579,914
Series K, 4.55%, 03/15/46	805	685,597
Series L, 3.75%, 07/01/47	507	382,293
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	845	673,980
4.70%, 09/01/45(a)(b)	395	339,470
5.05%, 08/15/35(a)(b)	400	398,545
5.65%, 12/01/32(b)	635	657,566
5.70%, 04/01/54(a)(b)	1,475	1,449,300
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	315	311,346
4.75%, 01/15/51(a)(b)	1,410	1,052,565
4.88%, 01/14/48(a)(b)	1,032	799,327
Interchile SA, 4.50%, 06/30/56(a)(b)	1,815	1,512,026
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	234	214,124
International Transmission Co., 4.63%, 08/15/43	265	234,466
Interstate Power and Light Co.
2.30%, 06/01/30	799	731,537
3.10%, 11/30/51	795	506,472
3.50%, 09/30/49	790	554,442
3.60%, 04/01/29	1,174	1,148,107
3.70%, 09/15/46	635	473,428
4.10%, 09/26/28	1,090	1,081,155
4.70%, 10/15/43(a)	407	353,982
4.95%, 09/30/34	603	596,787
5.45%, 09/30/54	475	447,605
5.60%, 06/29/35	615	632,490
5.60%, 10/01/55	590	568,642
5.70%, 10/15/33	515	534,665
6.25%, 07/15/39	481	510,645
IPALCO Enterprises, Inc.
4.25%, 05/01/30	1,160	1,124,328
5.75%, 04/01/34	880	873,844
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)(f)	1,470	1,447,487
7.75%, 12/15/27(b)	165	171,554
ITC Holdings Corp.
2.95%, 05/14/30(b)	1,547	1,443,451
3.35%, 11/15/27	1,052	1,036,343
4.88%, 04/15/31(b)	885	882,285
4.95%, 09/22/27(b)	1,260	1,266,268
5.30%, 07/01/43	1,115	1,031,126
5.40%, 06/01/33(b)	840	853,167
5.50%, 04/15/36(b)	775	783,470
5.65%, 05/09/34(a)(b)	545	559,842
Jersey Central Power & Light Co.
2.75%, 03/01/32(a)(b)	1,010	905,980
4.15%, 01/15/29(b)	925	914,024
4.40%, 01/15/31(a)(b)	730	719,368
4.60%, 01/15/30(b)	515	513,928
5.10%, 01/15/35	1,360	1,357,378
5.15%, 01/15/36(b)	680	676,487
6.15%, 06/01/37(a)	723	765,353
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	476	449,724
Kallpa Generacion SA
5.50%, 09/11/35(a)(b)	785	774,402

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.88%, 01/30/32(b)	$180	$183,150
Kentucky Power Co., 7.00%, 11/15/33(b)	715	772,574
Kentucky Utilities Co.
3.30%, 06/01/50(a)	945	645,358
4.38%, 10/01/45	891	752,091
5.13%, 11/01/40(a)	480	464,761
5.45%, 04/15/33	690	710,932
5.85%, 08/15/55	765	769,256
Series 1, 4.65%, 11/15/43	354	308,874
Liberty Utilities Co.
5.10%, 05/15/31(b)	940	939,923
5.58%, 01/31/29(a)(b)	590	602,746
5.65%, 05/15/36(b)	900	902,866
5.87%, 01/31/34(a)(b)	550	564,667
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	1,443	1,294,620
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(a)(b)	492	500,875
Louisville Gas and Electric Co.
4.25%, 04/01/49	802	645,410
4.38%, 10/01/45	818	685,363
4.65%, 11/15/43(a)	440	385,408
5.13%, 11/15/40(a)	790	761,832
5.45%, 04/15/33	1,000	1,029,647
5.85%, 08/15/55	915	922,250
Majapahit Holding BV, 7.88%, 06/29/37(b)	155	179,386
Massachusetts Electric Co.
1.73%, 11/24/30(b)	794	695,363
4.00%, 08/15/46(b)	1,098	847,871
5.87%, 02/26/54(b)	735	721,040
5.90%, 11/15/39(b)	1,655	1,691,941
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	285	284,011
MidAmerican Energy Co.
2.70%, 08/01/52(a)	370	223,730
3.15%, 04/15/50	1,260	842,413
3.65%, 04/15/29	1,610	1,578,988
3.65%, 08/01/48	1,542	1,143,485
3.95%, 08/01/47	1,145	897,522
4.25%, 05/01/46	1,001	827,246
4.25%, 07/15/49	1,557	1,263,028
4.40%, 10/15/44	1,048	892,075
4.80%, 09/15/43	688	623,616
5.30%, 02/01/55	1,640	1,535,516
5.35%, 01/15/34	890	913,620
5.50%, 11/15/56	605	584,153
5.75%, 11/01/35	669	702,115
5.80%, 10/15/36(a)	740	783,125
5.85%, 09/15/54	2,030	2,060,037
6.75%, 12/30/31	845	929,719
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	548	543,894
Minejesa Capital BV
4.63%, 08/10/30(b)	775	765,054
5.63%, 08/10/37(b)	1,165	1,119,741
Mississippi Power Co.
3.95%, 03/30/28(a)	734	729,246
Series 12-A, 4.25%, 03/15/42	753	635,297
Series B, 3.10%, 07/30/51	556	363,961
Monongahela Power Co.
4.45%, 08/15/29(b)	750	748,488
5.40%, 12/15/43(b)	1,330	1,263,890
Security	Par (000)	Value
Electric (continued)
5.85%, 02/15/34(b)	$690	$722,380
Narragansett Electric Co.(The)
3.40%, 04/09/30(b)	1,472	1,406,919
3.92%, 08/01/28(b)	895	883,720
4.17%, 12/10/42(a)(b)	435	355,400
5.35%, 05/01/34(b)	1,090	1,109,707
5.64%, 03/15/40(a)(b)	351	353,452
6.00%, 05/15/56(b)	875	890,585
National Grid PLC
5.42%, 01/11/34	1,305	1,332,065
5.60%, 06/12/28(a)	1,805	1,842,237
5.81%, 06/12/33	1,480	1,545,558
National Grid USA
5.80%, 04/01/35(a)	520	541,296
8.00%, 11/15/30(a)	260	291,123
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	759	652,128
1.65%, 06/15/31	768	665,498
2.40%, 03/15/30	1,285	1,189,477
2.75%, 04/15/32	960	861,963
3.40%, 02/07/28	1,041	1,025,261
3.70%, 03/15/29	662	649,302
3.90%, 11/01/28	669	660,146
3.95%, 12/10/27	380	378,115
4.02%, 11/01/32	1,361	1,310,065
4.12%, 09/16/27	1,255	1,254,523
4.15%, 12/15/32	762	738,720
4.30%, 12/10/30	805	793,624
4.30%, 03/15/49	1,008	830,865
4.40%, 05/11/29(a)	595	594,607
4.40%, 11/01/48(a)	729	609,323
4.75%, 02/07/28	980	986,026
4.80%, 03/15/28	1,420	1,430,518
4.85%, 02/07/29	1,085	1,095,556
4.95%, 02/07/30(a)	565	572,833
5.00%, 02/07/31(a)	935	951,146
5.00%, 08/15/34	475	478,776
5.05%, 09/15/28	770	780,072
5.15%, 06/15/29	1,130	1,154,073
5.80%, 01/15/33	1,470	1,551,081
7.13%, 09/15/53, (5-year CMT + 3.53%)(d)	495	513,647
Series C, 8.00%, 03/01/32	635	734,648
Series D, 4.05%, 02/09/29	1,150	1,139,648
Series D, 4.15%, 08/25/28	1,095	1,088,711
Nevada Power Co.
5.38%, 09/15/40	862	844,255
5.45%, 05/15/41	520	511,422
5.90%, 05/01/53	765	764,046
6.00%, 03/15/54	910	922,093
6.25%, 05/15/55, (5-year CMT + 1.94%)(d)	5	5,032
Series CC, 3.70%, 05/01/29(a)	1,119	1,097,359
Series DD, 2.40%, 05/01/30(a)	916	844,843
Series EE, 3.13%, 08/01/50(a)	455	296,226
Series N, 6.65%, 04/01/36	595	656,120
Series R, 6.75%, 07/01/37(a)	555	615,873
New England Power Co.
2.81%, 10/06/50(b)	1,015	612,450
3.80%, 12/05/47(b)	1,125	841,108
5.85%, 09/08/55(b)	240	237,537
5.94%, 11/25/52(b)	710	708,327

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	$705	$618,739
3.30%, 09/15/49(a)(b)	601	407,475
5.05%, 08/15/35(b)	1,085	1,072,375
5.30%, 08/15/34(b)	880	889,535
5.65%, 08/15/28(b)	900	920,494
5.85%, 08/15/33(b)	725	757,136
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	2,867	2,727,404
2.25%, 06/01/30	3,452	3,149,712
2.44%, 01/15/32	1,564	1,383,621
2.75%, 11/01/29	2,120	2,008,663
3.00%, 01/15/52	1,015	630,108
3.50%, 04/01/29	1,230	1,199,013
4.40%, 03/01/31(a)	1,505	1,488,405
4.63%, 07/15/27	1,940	1,947,334
4.69%, 09/01/27	900	903,907
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(d)	1,486	1,466,839
4.85%, 02/04/28	1,640	1,653,633
4.90%, 02/28/28(a)	2,145	2,160,972
4.90%, 03/15/29	1,590	1,609,117
5.00%, 02/28/30	1,090	1,104,953
5.00%, 07/15/32	1,505	1,518,498
5.05%, 03/15/30	2,130	2,162,918
5.05%, 02/28/33(a)	2,010	2,028,887
5.11%, 09/29/57(b)	110	98,144
5.25%, 03/15/34	2,075	2,105,922
5.25%, 02/28/53	2,012	1,826,565
5.30%, 03/15/32	1,400	1,432,402
5.45%, 03/15/35(a)	1,820	1,854,541
5.55%, 03/15/54	1,700	1,610,151
5.65%, 05/01/79(a)(d)	766	765,658
5.85%, 03/01/56(a)	1,705	1,673,726
5.90%, 03/15/55(a)	1,320	1,305,490
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)(d)	2,055	2,103,632
6.50%, 08/15/55, (5-year CMT + 1.98%)(d)	1,780	1,843,914
6.70%, 09/01/54, (5-year CMT + 2.36%)(d)	360	370,764
6.75%, 06/15/54, (5-year CMT + 2.46%)(d)	2,040	2,128,448
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	1,835	1,844,336
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	1,096	985,598
2.76%, 01/10/32(a)(b)	680	610,211
3.03%, 06/27/50(a)(b)	1,845	1,154,427
4.12%, 11/28/42(b)	555	454,588
4.28%, 12/15/28(b)	1,028	1,020,490
4.28%, 10/01/34(b)	1,121	1,047,313
4.65%, 10/03/30(a)(b)	795	790,834
5.11%, 01/12/36(b)	880	866,216
5.29%, 01/17/34(b)	805	807,935
5.66%, 01/17/54(a)(b)	1,235	1,170,011
5.78%, 09/16/52(b)	900	874,709
6.00%, 07/03/55(a)(b)	1,755	1,743,993
Northern States Power Co.
2.25%, 04/01/31(a)	745	671,615
2.60%, 06/01/51	1,191	721,387
2.90%, 03/01/50(a)	1,491	974,639
3.20%, 04/01/52	1,152	783,046
3.40%, 08/15/42	641	497,898
3.60%, 09/15/47(a)	1,126	842,208
4.50%, 06/01/52	635	532,910
Security	Par (000)	Value
Electric (continued)
4.85%, 08/15/40	$371	$349,249
5.05%, 05/15/35(a)	1,265	1,271,261
5.10%, 05/15/53	1,785	1,634,675
5.25%, 07/15/35(a)	420	425,190
5.35%, 11/01/39	380	380,214
5.40%, 03/15/54(a)	1,440	1,379,111
5.65%, 06/15/54	545	539,765
5.65%, 05/15/55(a)	1,230	1,218,933
6.20%, 07/01/37(a)	604	657,196
6.25%, 06/01/36	575	624,346
Northern States Power Co./MN
4.85%, 05/15/36	2,111	2,079,855
5.55%, 05/15/56	1,305	1,275,474
NorthWestern Corp.
4.18%, 11/15/44	685	565,775
5.07%, 03/21/30(b)	120	121,454
NRG Energy, Inc.
2.45%, 12/02/27(b)	1,833	1,774,644
4.45%, 06/15/29(b)	1,328	1,308,624
4.73%, 10/15/30(b)	955	940,649
4.96%, 04/30/31(b)	500	494,768
5.41%, 10/15/35(a)(b)	980	962,285
7.00%, 03/15/33(b)	1,630	1,768,943
NSTAR Electric Co.
1.95%, 08/15/31	1,087	952,398
3.10%, 06/01/51(a)	920	605,119
3.25%, 05/15/29(a)	1,140	1,103,414
3.95%, 04/01/30	970	948,614
4.40%, 03/01/44(a)	580	496,254
4.55%, 06/01/52	829	697,965
4.65%, 05/15/31	550	548,557
4.85%, 03/01/30	860	868,099
4.95%, 09/15/52	790	704,440
5.20%, 03/01/35	1,295	1,305,872
5.20%, 05/15/36	550	551,629
5.40%, 06/01/34	940	964,120
5.50%, 03/15/40(a)	705	699,055
OGE Energy Corp., 5.45%, 05/15/29	795	812,021
Oglethorpe Power Corp.
3.75%, 08/01/50	915	657,319
4.20%, 12/01/42	565	452,061
4.25%, 04/01/46(a)	388	303,652
4.50%, 04/01/47	860	710,458
4.55%, 06/01/44(a)	295	294,667
5.05%, 10/01/48	969	860,253
5.25%, 09/01/50	445	401,986
5.38%, 11/01/40	965	937,433
5.80%, 06/01/54(a)	970	940,607
5.90%, 02/01/55	605	594,170
5.95%, 11/01/39	1,021	1,057,143
6.19%, 01/01/31(a)(b)	322	336,088
6.20%, 12/01/53(a)	850	870,830
Ohio Edison Co.
4.95%, 12/15/29(a)(b)	680	687,681
5.50%, 01/15/33(a)(b)	50	51,403
6.88%, 07/15/36	530	595,108
8.25%, 10/15/38	370	466,876
Ohio Power Co.
4.00%, 06/01/49	792	597,983
4.15%, 04/01/48	615	481,762
5.00%, 06/01/33	595	594,216

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 06/01/34	$525	$543,963
Series D, 6.60%, 03/01/33	500	540,251
Series F, 5.85%, 10/01/35	395	410,565
Series G, 6.60%, 02/15/33	510	551,290
Series P, 2.60%, 04/01/30(a)	895	831,533
Series Q, 1.63%, 01/15/31	269	235,022
Series R, 2.90%, 10/01/51	1,065	648,058
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	801	762,894
3.30%, 03/15/30	549	523,199
3.80%, 08/15/28	651	642,579
3.85%, 08/15/47	655	498,941
3.90%, 05/01/43(a)	275	218,990
4.00%, 12/15/44	555	440,206
4.15%, 04/01/47(a)	590	473,886
4.55%, 03/15/44	480	411,387
5.25%, 05/15/41(a)	415	405,439
5.40%, 01/15/33	1,335	1,377,949
5.60%, 04/01/53	1,360	1,309,138
5.80%, 04/01/55(a)	715	711,390
5.85%, 06/01/40	580	593,171
5.90%, 04/01/56	830	840,856
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	880	520,661
2.75%, 05/15/30	1,065	996,330
3.10%, 09/15/49	1,179	777,360
3.70%, 11/15/28	840	827,819
3.70%, 05/15/50	852	622,248
3.75%, 04/01/45	1,120	867,315
3.80%, 09/30/47	705	536,903
3.80%, 06/01/49	1,025	763,860
4.10%, 11/15/48	958	756,702
4.15%, 06/01/32(a)	930	902,343
4.30%, 05/15/28(a)	680	679,633
4.50%, 03/15/31(b)	2,080	2,063,883
4.55%, 09/15/32	1,250	1,232,102
4.55%, 12/01/41	970	865,809
4.60%, 06/01/52	550	455,202
4.65%, 11/01/29	1,045	1,050,804
4.95%, 09/15/52	1,650	1,465,248
5.25%, 09/30/40	1,015	984,311
5.30%, 06/01/42(a)	785	755,829
5.35%, 04/01/35(a)	985	1,007,541
5.35%, 10/01/52(a)	582	543,803
5.55%, 06/15/54	780	752,150
5.65%, 11/15/33	1,258	1,317,077
5.80%, 04/01/55	1,260	1,265,676
5.90%, 03/15/56(b)	2,045	2,068,582
7.00%, 05/01/32	905	1,005,227
7.25%, 01/15/33	625	707,997
7.50%, 09/01/38	885	1,052,546
Pacific Gas and Electric Co.
2.10%, 08/01/27	1,370	1,331,889
2.50%, 02/01/31	4,697	4,216,398
3.00%, 06/15/28	1,595	1,545,620
3.25%, 06/01/31	2,090	1,932,113
3.30%, 12/01/27	2,175	2,136,089
3.30%, 08/01/40	1,506	1,131,777
3.50%, 08/01/50	3,562	2,381,125
3.75%, 07/01/28(a)	898	881,419
3.75%, 08/15/42	914	689,096
Security	Par (000)	Value
Electric (continued)
3.95%, 12/01/47	$1,406	$1,036,119
4.00%, 12/01/46	1,193	888,775
4.20%, 03/01/29(a)	755	744,481
4.20%, 06/01/41	1,630	1,338,140
4.25%, 03/15/46	670	520,525
4.30%, 03/15/45	1,224	963,920
4.40%, 03/01/32	800	775,951
4.45%, 04/15/42	1,386	1,148,112
4.50%, 07/01/40	4,548	3,927,719
4.50%, 12/15/41	503	413,423
4.55%, 07/01/30	5,937	5,857,565
4.60%, 06/15/43	685	568,008
4.65%, 08/01/28	600	598,761
4.75%, 02/15/44	987	835,566
4.95%, 07/01/50	5,951	4,990,734
5.00%, 06/04/28	1,760	1,772,009
5.05%, 10/15/32	1,275	1,268,380
5.20%, 05/01/36	1,410	1,375,153
5.25%, 03/01/52	1,030	890,654
5.45%, 06/15/27	940	948,925
5.55%, 05/15/29	1,220	1,247,472
5.70%, 03/01/35	1,785	1,808,741
5.80%, 05/15/34	2,170	2,221,109
5.90%, 06/15/32	1,621	1,680,300
5.90%, 10/01/54	1,780	1,684,370
6.00%, 08/15/35	1,650	1,702,359
6.00%, 05/01/56	1,460	1,402,863
6.10%, 01/15/29	2,760	2,847,956
6.10%, 10/15/55(a)	1,245	1,208,864
6.15%, 01/15/33	1,047	1,097,868
6.15%, 03/01/55	1,955	1,914,366
6.40%, 06/15/33	2,390	2,543,442
6.70%, 04/01/53	1,555	1,626,205
6.75%, 01/15/53	3,420	3,595,647
6.95%, 03/15/34	1,355	1,482,246
PacifiCorp
2.70%, 09/15/30	837	769,324
2.90%, 06/15/52	1,885	1,124,989
3.30%, 03/15/51(a)	1,277	832,591
3.50%, 06/15/29	945	912,387
4.10%, 02/01/42	680	550,468
4.13%, 01/15/49	1,315	1,001,212
4.15%, 02/15/50	1,077	820,556
4.25%, 03/15/29	810	801,888
4.65%, 04/15/29	1,325	1,324,271
5.10%, 02/15/29(a)	925	935,642
5.10%, 04/15/31(a)	875	884,011
5.25%, 06/15/35	425	420,706
5.30%, 02/15/31	1,440	1,465,315
5.35%, 12/01/53	2,150	1,928,358
5.45%, 04/15/33	1,300	1,322,986
5.45%, 02/15/34	2,145	2,173,716
5.50%, 05/15/54	2,205	2,020,398
5.75%, 04/01/37	1,167	1,182,767
5.80%, 04/15/36	1,420	1,460,731
5.80%, 01/15/55	2,695	2,573,399
6.00%, 01/15/39	1,711	1,739,968
6.10%, 08/01/36(a)	1,019	1,062,027
6.25%, 10/15/37	1,171	1,229,668
6.35%, 07/15/38	214	225,578
7.70%, 11/15/31(a)	1,117	1,261,347

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Palomino Funding Trust I, 7.23%, 05/17/28(b)	$1,050	$1,092,540
PECO Energy Co.
2.80%, 06/15/50	588	364,176
2.85%, 09/15/51	320	198,114
3.00%, 09/15/49	704	457,853
3.05%, 03/15/51	665	431,831
3.70%, 09/15/47	655	493,053
3.90%, 03/01/48	1,370	1,058,088
4.15%, 10/01/44(a)	590	487,324
4.38%, 08/15/52	685	557,565
4.60%, 05/15/52	695	587,865
4.80%, 10/15/43	537	481,398
4.88%, 09/15/35	990	983,173
4.90%, 06/15/33	1,225	1,235,701
5.25%, 09/15/54	1,190	1,104,294
5.65%, 09/15/55	1,180	1,163,890
5.95%, 10/01/36	720	767,417
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(a)(b)	476	477,903
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	1,032	954,983
3.38%, 02/05/30(b)	420	395,723
3.88%, 07/17/29(a)(b)	1,075	1,039,001
4.00%, 06/30/50(b)	2,840	1,993,339
4.38%, 02/05/50(b)	810	609,622
4.75%, 02/03/31(b)	800	784,924
4.88%, 07/17/49(b)	953	774,584
5.25%, 10/24/42(a)(b)	1,818	1,625,782
5.25%, 05/15/47(b)	772	673,570
5.38%, 01/25/29(a)(b)	1,080	1,090,518
5.45%, 05/21/28(b)	1,645	1,665,332
5.45%, 02/03/36(b)	1,800	1,752,524
6.15%, 05/21/48(a)(b)	2,235	2,161,875
6.25%, 01/25/49(b)	1,084	1,066,743
Pinnacle West Capital Corp.
4.90%, 05/15/28	1,040	1,046,768
5.15%, 05/15/30	435	441,319
Potomac Electric Power Co.
4.15%, 03/15/43	1,093	911,151
5.20%, 03/15/34	700	712,999
5.50%, 03/15/54	460	441,827
6.50%, 11/15/37	843	928,245
7.90%, 12/15/38(a)	795	981,321
PPL Capital Funding, Inc.
4.13%, 04/15/30	674	660,394
5.25%, 09/01/34	980	985,165
PPL Electric Utilities Corp.
3.00%, 10/01/49	649	425,382
3.95%, 06/01/47	767	606,048
4.13%, 06/15/44	900	745,121
4.15%, 10/01/45(a)	1,066	875,250
4.15%, 06/15/48	779	626,548
4.75%, 07/15/43	480	432,805
4.85%, 02/15/34	940	937,204
5.00%, 05/15/33	1,310	1,321,326
5.20%, 07/15/41(a)	210	204,771
5.25%, 05/15/53	1,575	1,474,273
5.55%, 08/15/55(a)	1,550	1,517,737
5.75%, 05/15/56	1,125	1,127,196
6.25%, 05/15/39(a)	1,325	1,433,605
Security	Par (000)	Value
Electric (continued)
Progress Energy, Inc.
6.00%, 12/01/39(a)	$969	$1,011,790
7.00%, 10/30/31	850	937,226
7.75%, 03/01/31	1,594	1,788,524
PSEG Power LLC, 5.20%, 05/15/30(b)	625	634,121
Public Service Co. of Colorado
1.88%, 06/15/31	1,575	1,377,435
3.55%, 06/15/46	415	300,702
3.60%, 09/15/42(a)	928	726,870
3.70%, 06/15/28	823	813,030
3.80%, 06/15/47	848	649,012
3.95%, 03/15/43	390	308,039
4.05%, 09/15/49	665	515,213
4.10%, 06/01/32(a)	530	511,018
4.10%, 06/15/48	805	634,949
4.15%, 03/13/29	1,150	1,141,681
4.30%, 03/15/44	646	539,636
4.50%, 06/01/52	1,045	862,936
4.75%, 08/15/41	355	324,969
5.05%, 06/15/36	800	791,473
5.15%, 09/15/35	1,085	1,083,245
5.25%, 04/01/53	1,800	1,661,349
5.35%, 05/15/34	2,090	2,126,504
5.75%, 05/15/54	1,275	1,263,542
5.85%, 05/15/55	1,080	1,083,611
6.50%, 08/01/38(a)	585	642,400
Series 17, 6.25%, 09/01/37	581	626,013
Series 34, 3.20%, 03/01/50(a)	1,062	712,748
Series 35, 1.90%, 01/15/31	1,032	914,119
Series 36, 2.70%, 01/15/51(a)	1,025	610,187
Public Service Co. of New Hampshire
3.60%, 07/01/49	725	528,346
4.40%, 07/01/28	1,015	1,016,802
5.15%, 01/15/53	535	491,541
5.35%, 10/01/33	1,135	1,169,383
Series V, 2.20%, 06/15/31(a)	563	500,424
Public Service Co. of Oklahoma
5.20%, 01/15/35	955	955,425
5.25%, 01/15/33	975	989,661
5.45%, 01/15/36(a)	1,540	1,555,957
Series G, 6.63%, 11/15/37	355	381,519
Series J, 2.20%, 08/15/31(a)	1,795	1,579,676
Series K, 3.15%, 08/15/51	535	344,940
Public Service Electric and Gas Co.
1.90%, 08/15/31	800	700,879
2.05%, 08/01/50	638	337,923
2.45%, 01/15/30	595	555,501
2.70%, 05/01/50	730	453,110
3.00%, 03/01/51	834	541,531
3.10%, 03/15/32	895	825,465
3.15%, 01/01/50	650	437,273
3.20%, 05/15/29	680	659,160
3.20%, 08/01/49	896	609,371
3.60%, 12/01/47	804	598,229
3.65%, 09/01/28	897	884,127
3.65%, 09/01/42	890	706,059
3.70%, 05/01/28(a)	956	947,452
3.80%, 01/01/43	550	441,394
3.80%, 03/01/46	1,155	902,595
3.85%, 05/01/49	729	558,530
3.95%, 05/01/42	695	576,656

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.05%, 05/01/48	$760	$607,833
4.15%, 11/01/45(a)	455	371,843
4.65%, 03/15/33	1,340	1,328,506
4.85%, 08/01/34	1,120	1,115,106
4.90%, 12/15/32	1,016	1,024,117
4.90%, 08/15/35	510	507,752
5.05%, 03/01/35	380	382,451
5.13%, 03/15/53	695	640,406
5.20%, 08/01/33	495	507,507
5.20%, 03/01/34(a)	1,130	1,149,450
5.30%, 08/01/54	940	888,094
5.38%, 11/01/39	750	751,295
5.45%, 08/01/53	910	879,956
5.45%, 03/01/54	835	806,736
5.50%, 03/01/40(a)	860	866,199
5.70%, 12/01/36(a)	280	291,217
5.80%, 05/01/37	1,235	1,306,708
Series D, 5.25%, 07/01/35(a)	40	40,262
Series I, 4.00%, 06/01/44	810	648,244
Series K, 4.05%, 05/01/45(a)	490	391,056
Series Q, 5.50%, 03/01/55	930	904,871
Series R, 4.20%, 01/01/31(a)	675	664,281
Series R, 5.63%, 01/01/56(a)	640	634,256
Public Service Enterprise Group, Inc.
1.60%, 08/15/30(a)	1,217	1,074,529
2.45%, 11/15/31	275	244,728
4.90%, 03/15/30	700	706,980
5.20%, 04/01/29	790	803,558
5.40%, 03/15/35	740	748,823
5.45%, 04/01/34(a)	1,170	1,195,780
5.85%, 11/15/27	1,435	1,464,708
5.88%, 10/15/28	1,120	1,152,652
6.13%, 10/15/33	945	1,002,439
Puget Energy, Inc.
2.38%, 06/15/28	1,055	1,008,604
4.10%, 06/15/30	1,120	1,086,073
4.22%, 03/15/32(a)	1,080	1,037,204
5.73%, 03/15/35	675	680,043
Puget Sound Energy, Inc.
2.89%, 09/15/51(a)	665	416,390
3.25%, 09/15/49(a)	1,015	686,791
4.22%, 06/15/48	965	778,909
4.30%, 05/20/45	672	558,212
4.43%, 11/15/41	504	435,527
5.33%, 06/15/34(a)	940	957,987
5.45%, 06/01/53	950	907,157
5.48%, 06/01/35	425	427,741
5.60%, 09/15/55	804	782,750
5.64%, 04/15/41	275	274,056
5.69%, 06/15/54	1,115	1,098,334
5.76%, 10/01/39	930	952,044
5.76%, 07/15/40(a)	600	598,682
5.80%, 03/15/40	645	660,592
6.27%, 03/15/37(a)	490	526,645
6.72%, 06/15/36	240	261,584
7.02%, 12/01/27	520	539,760
Rochester Gas and Electric Corp., 3.10%, 06/01/27(a)(b)	1,009	998,400
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	295	296,844
RWE Finance U.S. LLC
5.13%, 09/18/35(b)	840	819,183
Security	Par (000)	Value
Electric (continued)
5.88%, 04/16/34(b)	$2,700	$2,796,494
5.88%, 09/18/55(a)(b)	1,885	1,807,737
6.25%, 04/16/54(b)	2,080	2,099,500
San Diego Gas & Electric Co.
3.70%, 03/15/52	990	710,675
3.95%, 11/15/41	577	474,809
4.15%, 05/15/48	909	717,610
4.30%, 04/01/42(a)	871	726,679
4.50%, 08/15/40	959	862,993
4.95%, 08/15/28	1,310	1,324,487
5.35%, 05/15/35	548	548,090
5.35%, 05/15/40	375	367,143
5.35%, 04/01/53	415	387,891
5.40%, 04/15/35	1,370	1,397,275
5.55%, 04/15/54	1,075	1,035,523
6.00%, 06/01/39(a)	720	756,522
Series DDDD, 5.20%, 03/15/36(a)	740	740,957
Series EEEE, 5.95%, 03/15/56(a)	743	752,288
Series FFF, 6.13%, 09/15/37(a)	485	510,145
Series RRR, 3.75%, 06/01/47	847	638,908
Series TTT, 4.10%, 06/15/49	815	635,809
Series UUU, 3.32%, 04/15/50	817	550,580
Series VVV, 1.70%, 10/01/30	1,728	1,534,241
Series WWW, 2.95%, 08/15/51	2,020	1,281,113
Series XXX, 3.00%, 03/15/32(a)	1,130	1,029,930
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	1,330	1,250,438
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,946	1,909,822
Sempra
3.25%, 06/15/27(a)	1,104	1,090,802
3.40%, 02/01/28	1,627	1,597,039
3.70%, 04/01/29	1,122	1,096,434
3.80%, 02/01/38	3,343	2,837,503
4.00%, 02/01/48	1,700	1,292,925
5.25%, 03/15/36	2,145	2,119,938
5.50%, 08/01/33	1,460	1,505,258
6.00%, 10/15/39	1,859	1,909,619
6.38%, 04/01/56, (5-year CMT + 2.63%)(d)	50	50,577
6.40%, 10/01/54, (5-year CMT + 2.63%)(d)	1,720	1,734,830
6.55%, 04/01/55, (5-year CMT + 2.14%)(d)	1,040	1,049,728
6.63%, 04/01/55, (5-year CMT + 2.35%)(d)	577	582,983
6.88%, 10/01/54, (5-year CMT + 2.79%)(d)	1,315	1,342,848
Sierra Pacific Power Co.
5.90%, 03/15/54	715	716,353
6.20%, 12/15/55, (5-year CMT + 2.55%)(d)	375	370,965
6.38%, 09/15/56, (5-year CMT + 2.64%)(d)	450	449,387
Series P, 6.75%, 07/01/37	535	588,647
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(b)	275	260,648
Solar Star Funding LLC, 5.38%, 06/30/35(b)	846	841,099
Southern California Edison Co.
2.25%, 06/01/30	1,183	1,070,321
2.75%, 02/01/32(a)	832	742,400
2.85%, 08/01/29	923	871,649
3.45%, 02/01/52	1,190	783,204
3.65%, 02/01/50	2,237	1,546,457
3.90%, 12/01/41	810	626,263
4.00%, 04/01/47	2,838	2,116,049
4.05%, 03/15/42	1,135	898,223
4.50%, 09/01/40	1,132	974,356

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.65%, 10/01/43	$1,536	$1,293,874
4.80%, 03/15/33	1,795	1,759,827
4.95%, 09/15/31	900	899,493
5.15%, 06/01/29(a)	2,245	2,267,910
5.20%, 06/01/34	1,955	1,932,809
5.25%, 03/15/30	1,720	1,740,622
5.30%, 03/01/28(a)	1,620	1,637,118
5.45%, 06/01/31	1,560	1,592,128
5.45%, 03/01/35	2,222	2,220,114
5.50%, 03/15/40	824	795,772
5.63%, 02/01/36(a)	338	338,522
5.65%, 10/01/28	1,055	1,077,616
5.70%, 03/01/53	1,093	1,006,327
5.75%, 04/15/54	385	357,031
5.85%, 11/01/27	1,165	1,184,200
5.88%, 12/01/53(a)	1,165	1,107,772
5.90%, 03/01/55(a)	1,365	1,298,779
5.95%, 11/01/32	1,270	1,324,597
6.00%, 01/15/34	887	920,899
6.05%, 03/15/39(a)	990	1,006,391
6.20%, 09/15/55	1,240	1,227,007
6.65%, 04/01/29	1,790	1,862,749
Series 04-G, 5.75%, 04/01/35	795	804,199
Series 05-B, 5.55%, 01/15/36	305	300,109
Series 05-E, 5.35%, 07/15/35	582	573,182
Series 06-E, 5.55%, 01/15/37(a)	1,050	1,041,155
Series 08-A, 5.95%, 02/01/38	1,430	1,449,279
Series 13-A, 3.90%, 03/15/43	1,000	763,498
Series 20A, 2.95%, 02/01/51	1,640	986,460
Series A, 4.20%, 03/01/29	993	980,664
Series B, 3.65%, 03/01/28	550	540,830
Series B, 4.88%, 03/01/49	1,167	975,507
Series C, 3.60%, 02/01/45(a)	1,099	786,732
Series C, 4.13%, 03/01/48	2,651	1,994,512
Series D, 4.70%, 06/01/27	1,110	1,112,423
Series E, 5.45%, 06/01/52	826	735,424
Series G, 2.50%, 06/01/31	1,321	1,178,773
Series H, 3.65%, 06/01/51	2,085	1,423,885
Southern Co.(The)
4.25%, 07/01/36	1,029	951,025
4.40%, 07/01/46	3,900	3,259,776
4.85%, 06/15/28	2,370	2,388,784
4.85%, 03/15/35	1,270	1,240,425
5.11%, 08/01/27	1,105	1,113,925
5.20%, 06/15/33	2,490	2,521,689
5.50%, 03/15/29	1,775	1,820,658
5.70%, 10/15/32(a)	965	1,006,616
5.70%, 03/15/34	2,130	2,210,337
6.00%, 04/01/58, (5-year CMT + 1.99%)(d)	760	764,847
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(d)	1,460	1,494,478
Series 21-B, 1.75%, 03/15/28	777	742,623
Series A, 3.70%, 04/30/30	2,080	2,014,823
Southern Power Co.
5.15%, 09/15/41	918	874,596
5.25%, 07/15/43(a)	681	639,893
Series A, 4.25%, 10/01/30	855	843,458
Series B, 4.90%, 10/01/35	1,225	1,194,250
Series F, 4.95%, 12/15/46(a)	678	603,218
Southwestern Electric Power Co.
3.25%, 11/01/51(a)	1,230	805,780
Security	Par (000)	Value
Electric (continued)
5.20%, 04/01/36	$1,245	$1,229,632
5.30%, 04/01/33	975	989,453
5.90%, 04/01/56	800	786,882
6.20%, 03/15/40(a)	680	709,341
Series J, 3.90%, 04/01/45	754	578,512
Series L, 3.85%, 02/01/48(a)	844	623,509
Series M, 4.10%, 09/15/28	793	785,625
Southwestern Public Service Co.
3.40%, 08/15/46(a)	465	330,537
3.70%, 08/15/47	1,037	772,120
3.75%, 06/15/49	777	567,420
4.50%, 08/15/41	825	728,791
5.30%, 05/15/35	1,175	1,183,363
6.00%, 10/01/36(a)	356	366,387
6.00%, 06/01/54	929	942,187
Series 6, 4.40%, 11/15/48	588	479,701
Series 8, 3.15%, 05/01/50	940	616,421
SP Group Treasury Pte. Ltd.
3.38%, 02/27/29(a)(b)	1,031	1,008,169
4.63%, 11/21/29(b)	295	298,515
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	650	639,804
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)(b)	985	929,345
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	150	140,829
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	945	937,603
State Grid Overseas Investment BVI Ltd.
4.00%, 05/04/47(a)(b)	767	672,910
4.25%, 05/02/28(a)(b)	905	906,981
System Energy Resources, Inc.
5.30%, 12/15/34	1,150	1,150,828
6.00%, 04/15/28	600	614,725
Tampa Electric Co.
2.40%, 03/15/31	793	716,439
3.45%, 03/15/51(a)	564	394,908
3.63%, 06/15/50(a)	820	592,137
4.10%, 06/15/42	580	483,856
4.20%, 05/15/45(a)	510	411,014
4.30%, 06/15/48	687	558,267
4.35%, 05/15/44	877	739,162
4.45%, 06/15/49	688	571,353
4.90%, 03/01/29	1,305	1,318,371
5.00%, 07/15/52(a)	516	462,887
5.15%, 03/01/35(a)	920	924,597
6.15%, 05/15/37(a)	395	419,735
6.55%, 05/15/36	345	376,164
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)(b)	1,124	1,096,455
Toledo Edison Co. (The), 6.15%, 05/15/37(a)	467	500,679
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	1,125	1,135,947
Transelec SA, 3.88%, 01/12/29(b)	100	97,408
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/01/44	420	343,293
6.00%, 06/15/40(b)	1,057	1,063,808
Tucson Electric Power Co.
1.50%, 08/01/30	827	728,870
3.25%, 05/15/32	910	835,789
3.25%, 05/01/51	471	311,832

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.00%, 06/15/50	$632	$481,967
4.85%, 12/01/48	726	638,803
5.20%, 09/15/34(a)	555	560,675
5.50%, 04/15/53	800	763,640
5.90%, 04/15/55	600	602,568
Union Electric Co.
2.15%, 03/15/32	1,400	1,228,091
2.63%, 03/15/51	775	459,921
2.95%, 06/15/27	813	802,795
2.95%, 03/15/30	1,165	1,102,800
3.25%, 10/01/49	790	536,667
3.50%, 03/15/29(a)	991	967,568
3.65%, 04/15/45	244	186,435
3.90%, 09/15/42	685	560,564
3.90%, 04/01/52	1,110	838,298
4.00%, 04/01/48	657	515,088
4.80%, 03/15/36	990	964,616
5.13%, 03/15/55	950	864,621
5.20%, 04/01/34	1,075	1,093,396
5.25%, 04/15/35(a)	1,000	1,014,656
5.25%, 01/15/54	735	677,812
5.30%, 08/01/37	270	272,070
5.45%, 03/15/53(a)	850	813,829
5.55%, 03/15/56	830	804,149
8.45%, 03/15/39	275	353,085
Virginia Electric and Power Co.
2.30%, 11/15/31	920	819,259
2.40%, 03/30/32	1,135	1,002,767
2.45%, 12/15/50	1,804	1,032,297
2.95%, 11/15/51	2,045	1,283,367
3.30%, 12/01/49	1,092	743,931
4.00%, 01/15/43(a)	1,415	1,159,176
4.45%, 02/15/44	1,435	1,232,396
4.60%, 12/01/48	1,285	1,091,977
4.95%, 03/15/36	1,880	1,847,935
5.00%, 04/01/33	1,495	1,511,459
5.00%, 01/15/34	1,075	1,079,222
5.05%, 08/15/34(a)	1,090	1,094,095
5.15%, 03/15/35(a)	1,445	1,452,663
5.30%, 08/15/33	795	814,339
5.35%, 01/15/54	1,135	1,069,669
5.45%, 04/01/53	1,710	1,629,749
5.55%, 08/15/54	1,130	1,090,823
5.65%, 03/15/55	1,460	1,431,317
5.70%, 08/15/53(a)	1,245	1,227,993
5.70%, 03/15/56	2,290	2,256,549
6.35%, 11/30/37	782	848,318
8.88%, 11/15/38	1,433	1,884,220
Series A, 2.88%, 07/15/29	1,215	1,161,539
Series A, 3.80%, 04/01/28	1,455	1,440,606
Series A, 6.00%, 05/15/37(a)	1,150	1,216,430
Series B, 3.80%, 09/15/47	1,157	884,220
Series B, 4.20%, 05/15/45(a)	845	695,395
Series B, 6.00%, 01/15/36(a)	1,204	1,276,343
Series C, 4.00%, 11/15/46	1,078	845,608
Series C, 4.63%, 05/15/52(a)	1,340	1,130,437
Series C, 4.90%, 09/15/35	1,800	1,773,790
Series D, 4.65%, 08/15/43	865	764,286
Series D, 5.60%, 09/15/55	1,966	1,909,850
Vistra Operations Co. LLC
4.30%, 10/15/28(b)	140	138,244
Security	Par (000)	Value
Electric (continued)
4.30%, 07/15/29(b)	$1,739	$1,709,282
4.38%, 05/01/29(a)(b)	125	122,585
4.55%, 10/30/28(b)	1,345	1,339,415
4.60%, 10/15/30(b)	285	279,424
4.70%, 01/31/31(b)	785	771,316
5.00%, 04/30/31(b)	1,920	1,910,458
5.25%, 04/30/33(b)	1,950	1,937,504
5.25%, 10/15/35(b)	1,290	1,253,356
5.35%, 01/31/36(b)	1,810	1,769,873
5.55%, 04/30/36(b)	1,675	1,668,042
5.70%, 12/30/34(b)	1,430	1,446,624
6.00%, 04/15/34(b)	1,290	1,329,070
6.88%, 04/15/32(b)	115	119,651
6.95%, 10/15/33(b)	3,055	3,324,310
WEC Energy Group, Inc.
1.38%, 10/15/27(a)	1,224	1,176,407
1.80%, 10/15/30	411	365,844
2.20%, 12/15/28	830	786,156
4.75%, 01/15/28	1,560	1,567,460
5.15%, 10/01/27	660	665,916
5.63%, 05/15/56, (5-year CMT + 1.91%)(a)(d)	410	407,745
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	485	461,380
3.65%, 12/15/42	405	310,749
3.95%, 03/01/29	1,155	1,141,720
4.15%, 10/15/30	1,405	1,383,259
4.25%, 06/01/44	525	430,658
4.30%, 12/15/45(a)	245	197,621
4.30%, 10/15/48	610	502,068
4.60%, 10/01/34(a)	410	403,014
4.75%, 09/30/32(a)	920	926,434
5.00%, 05/15/29	910	924,234
5.05%, 10/01/54(a)	615	555,707
5.63%, 05/15/33(a)	547	575,100
5.65%, 03/15/56(a)	835	824,042
5.70%, 12/01/36	630	660,240
Wisconsin Power and Light Co.
1.95%, 09/16/31	675	587,258
3.00%, 07/01/29	857	823,001
3.05%, 10/15/27	790	776,876
3.65%, 04/01/50	960	688,590
3.95%, 09/01/32	1,220	1,165,482
4.10%, 10/15/44	405	324,605
4.95%, 04/01/33	1,090	1,094,368
5.38%, 03/30/34	855	870,102
5.70%, 12/15/55	335	327,540
6.38%, 08/15/37	620	669,906
7.60%, 10/01/38(a)	395	462,414
Wisconsin Public Service Corp.
2.85%, 12/01/51	520	320,622
3.30%, 09/01/49	605	415,072
3.67%, 12/01/42	692	542,823
4.25%, 01/15/31	720	711,687
4.55%, 12/01/29(a)	1,020	1,022,475
4.75%, 11/01/44	894	796,553
Xcel Energy, Inc.
2.35%, 11/15/31(a)	560	492,966
2.60%, 12/01/29	970	907,158
3.40%, 06/01/30(a)	1,150	1,096,640
3.50%, 12/01/49	840	591,117
4.00%, 06/15/28	1,244	1,234,072

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.60%, 06/01/32	$1,040	$1,022,955
4.75%, 03/21/28	720	723,248
4.80%, 09/15/41	548	488,104
5.45%, 08/15/33	1,105	1,128,121
5.50%, 03/15/34	1,545	1,578,194
5.60%, 04/15/35	870	890,176
5.75%, 12/03/56, (5-year CMT + 2.17%)(a)(d)	900	891,711
6.50%, 07/01/36(a)	550	596,509
		1,585,278,934
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,216	1,206,280
4.38%, 05/08/42	770	679,095
Acuity Brands Lighting, Inc., 2.15%, 12/15/30(a)	854	764,259
Emerson Electric Co.
1.80%, 10/15/27(a)	949	920,305
1.95%, 10/15/30	1,550	1,397,973
2.00%, 12/21/28	1,450	1,372,965
2.20%, 12/21/31(a)	1,990	1,768,563
2.75%, 10/15/50	851	534,306
2.80%, 12/21/51	1,790	1,117,279
5.00%, 03/15/35(a)	1,210	1,217,832
5.25%, 11/15/39(a)	765	774,124
6.00%, 08/15/32(a)	585	625,982
6.13%, 04/15/39(a)	230	249,018
Molex Electronic Technologies LLC
4.75%, 04/30/28(b)	960	963,266
5.25%, 04/30/32(b)	705	718,441
		14,309,688
Electronics — 0.5%
Allegion PLC, 3.50%, 10/01/29	1,198	1,151,959
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	900	889,113
5.41%, 07/01/32	694	705,143
5.60%, 05/29/34	805	822,168
Amphenol Corp.
2.20%, 09/15/31	1,575	1,392,260
2.80%, 02/15/30	2,227	2,096,086
3.80%, 11/15/27	1,430	1,421,586
3.90%, 11/15/28	760	752,919
4.13%, 11/15/30	2,420	2,379,511
4.35%, 06/01/29	1,595	1,597,215
4.38%, 06/12/28	1,135	1,136,920
4.40%, 02/15/33	2,630	2,566,217
4.63%, 02/15/36	2,940	2,835,931
5.00%, 01/15/35	1,530	1,529,040
5.05%, 04/05/29(a)	1,350	1,373,919
5.25%, 04/05/34	1,110	1,133,082
5.30%, 11/15/55(a)	2,435	2,304,619
5.38%, 11/15/54(a)	565	547,703
Arrow Electronics, Inc.
2.95%, 02/15/32	1,106	984,855
3.88%, 01/12/28	1,205	1,192,523
5.15%, 08/21/29	1,100	1,111,520
5.88%, 04/10/34	760	783,343
Avnet, Inc.
3.00%, 05/15/31	775	702,197
5.50%, 06/01/32(a)	550	557,202
6.25%, 03/15/28	1,155	1,182,861
Security	Par (000)	Value
Electronics (continued)
Flex Ltd.
4.88%, 06/15/29	$438	$439,393
4.88%, 05/12/30	1,534	1,530,368
5.25%, 01/15/32	1,295	1,299,957
5.38%, 11/13/35	595	585,791
6.00%, 01/15/28	1,080	1,102,183
Fortive Corp.
4.30%, 06/15/46	1,061	867,890
4.75%, 05/15/31(a)	975	969,669
5.25%, 05/15/36(a)	910	908,142
Honeywell International, Inc.
1.75%, 09/01/31	2,865	2,492,962
1.95%, 06/01/30	2,295	2,080,647
2.70%, 08/15/29	1,750	1,658,738
2.80%, 06/01/50	1,259	807,298
3.81%, 11/21/47	880	678,896
4.50%, 01/15/34	2,135	2,092,436
4.75%, 02/01/32	875	877,272
5.00%, 02/15/33	1,317	1,340,432
5.00%, 03/01/35	2,460	2,477,491
Hubbell, Inc.
2.30%, 03/15/31	682	613,504
3.15%, 08/15/27	200	197,100
3.50%, 02/15/28	963	947,032
4.80%, 11/15/35	450	437,185
Jabil, Inc.
3.00%, 01/15/31	1,002	922,660
3.60%, 01/15/30	1,097	1,052,281
3.95%, 01/12/28	1,140	1,129,491
4.20%, 02/01/29(a)	890	878,877
4.75%, 02/01/33	580	567,096
5.45%, 02/01/29	871	885,430
Keysight Technologies, Inc.
3.00%, 10/30/29	1,283	1,220,467
4.95%, 10/15/34	795	789,120
5.35%, 07/30/30	1,220	1,249,911
nVent Finance SARL
2.75%, 11/15/31	631	562,069
4.55%, 04/15/28	943	939,916
5.65%, 05/15/33	865	889,504
TD SYNNEX Corp.
2.38%, 08/09/28	1,308	1,245,710
2.65%, 08/09/31	1,118	997,081
4.30%, 01/17/29	1,225	1,212,855
5.30%, 10/10/35	830	822,322
6.10%, 04/12/34	760	798,415
Trimble, Inc.
4.90%, 06/15/28(a)	1,761	1,764,410
6.10%, 03/15/33	795	834,569
Tyco Electronics Group SA
2.50%, 02/04/32	1,380	1,228,033
3.13%, 08/15/27	871	859,746
4.50%, 02/09/31	1,535	1,525,838
4.63%, 02/01/30(a)	865	867,637
4.88%, 02/09/36	690	679,719
5.00%, 05/09/35	690	686,365
7.13%, 10/01/37	925	1,063,918
Vontier Corp.
2.40%, 04/01/28	966	927,239
2.95%, 04/01/31(a)	1,277	1,159,715
		85,314,672

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	$35	$34,954
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	662	542,696
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	142	141,398
		719,048
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	790	683,350
5.13%, 08/11/61(b)	2,492	2,089,542
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	655	512,262
CIMIC Finance Ltd., 6.00%, 04/22/36(a)(b)	1,040	1,029,920
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	1,650	1,765,324
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	1,045	1,081,396
6.35%, 08/18/28	2,210	2,283,983
Jacobs Solutions, Inc.
4.75%, 03/03/31	1,495	1,478,546
5.38%, 03/03/36(a)	1,040	1,018,096
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	585	414,337
MasTec, Inc.
4.50%, 08/15/28(b)	2,720	2,693,131
5.90%, 06/15/29(a)	2,350	2,418,098
Mexico City Airport Trust
3.88%, 04/30/28(b)	904	885,661
5.50%, 10/31/46(b)	1,422	1,221,587
5.50%, 07/31/47(a)(b)	3,021	2,603,045
Sitios Latinoamerica SAB de CV
5.38%, 04/04/32(a)(b)	1,715	1,710,348
6.00%, 11/25/29(b)	170	174,505
Ste Transcore Holdings, Inc., 3.75%, 05/05/32(b)	150	143,560
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	170	153,270
Vinci SA, 3.75%, 04/10/29(b)	2,060	2,016,524
WSP Global, Inc.
5.04%, 09/18/31(a)(b)	2,455	2,444,126
5.71%, 09/18/36(b)	2,395	2,388,119
		31,208,730
Entertainment — 0.0%
Flutter Treasury DAC
5.88%, 06/04/31(b)	235	232,268
6.38%, 04/29/29(a)(b)	1,555	1,577,815
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	1,935	1,754,401
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	820	759,096
3.75%, 12/01/29(b)	520	495,075
3.88%, 07/15/30(b)	970	920,154
		5,738,809
Environmental Control — 0.4%
GFL Environmental, Inc., 3.50%, 09/01/28(b)	185	180,038
Republic Services, Inc.
1.45%, 02/15/31(a)	1,360	1,182,364
1.75%, 02/15/32	1,434	1,229,690
2.30%, 03/01/30(a)	1,301	1,203,063
2.38%, 03/15/33(a)	1,335	1,158,610
3.05%, 03/01/50(a)	508	339,554
3.38%, 11/15/27	1,218	1,204,447
Security	Par (000)	Value
Environmental Control (continued)
3.95%, 05/15/28	$1,688	$1,678,690
4.75%, 07/15/30(a)	1,240	1,251,817
4.88%, 04/01/29	1,665	1,686,541
5.00%, 11/15/29	895	911,192
5.00%, 12/15/33(a)	1,625	1,649,303
5.00%, 04/01/34	1,620	1,634,319
5.15%, 03/15/35(a)	1,120	1,139,709
5.20%, 11/15/34	819	835,097
5.70%, 05/15/41(a)	605	626,997
6.20%, 03/01/40(a)	782	851,748
Veralto Corp.
4.85%, 01/15/32	915	916,307
5.35%, 09/18/28	1,370	1,393,300
5.45%, 09/18/33	1,145	1,173,710
Waste Connections, Inc.
2.20%, 01/15/32	1,345	1,181,184
2.60%, 02/01/30(a)	1,252	1,176,550
2.95%, 01/15/52(a)	1,550	991,741
3.05%, 04/01/50	895	594,250
3.20%, 06/01/32	1,059	974,849
3.50%, 05/01/29	1,143	1,117,077
4.20%, 01/15/33	1,667	1,607,746
4.25%, 12/01/28	1,211	1,208,032
4.80%, 07/15/36	1,150	1,124,265
5.00%, 03/01/34	1,585	1,589,833
5.25%, 09/01/35(a)	865	880,594
Waste Management, Inc.
1.15%, 03/15/28	1,120	1,062,476
1.50%, 03/15/31	2,667	2,320,059
2.00%, 06/01/29	1,055	984,293
2.50%, 11/15/50	920	550,102
2.95%, 06/01/41	945	714,165
3.15%, 11/15/27	368	362,768
3.88%, 01/15/29	861	850,938
3.90%, 03/01/35(a)	403	372,458
4.10%, 03/01/45(a)	695	580,101
4.15%, 04/15/32(a)	1,870	1,826,519
4.15%, 07/15/49(a)	1,081	879,968
4.50%, 03/15/28	1,555	1,562,588
4.63%, 02/15/30	2,095	2,107,458
4.63%, 02/15/33(a)	845	841,992
4.65%, 03/15/30	940	945,962
4.80%, 03/15/32	1,520	1,534,982
4.88%, 02/15/29(a)	1,343	1,361,254
4.88%, 02/15/34(a)	1,915	1,931,214
4.95%, 07/03/27(a)	1,090	1,098,934
4.95%, 07/03/31	1,725	1,754,517
4.95%, 03/15/35	3,145	3,148,254
5.35%, 10/15/54(a)	2,105	2,026,917
7.00%, 07/15/28	1,165	1,224,703
		64,735,239
Food — 1.9%
Agrosuper SA, 4.60%, 01/20/32(b)	10	9,587
Ahold Finance USA LLC, 6.88%, 05/01/29	1,265	1,338,863
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51(b)	1,147	862,232
5.38%, 01/09/36(b)	1,550	1,542,859
6.05%, 01/15/29(b)	1,505	1,547,169
6.40%, 01/15/34(b)	1,095	1,167,825
Campbell's Co. (The), 4.55%, 03/21/31	2,460	2,384,525

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Campbell's Company/The
2.38%, 04/24/30	$1,110	$1,002,885
3.13%, 04/24/50(a)	1,043	637,390
4.15%, 03/15/28	2,015	1,994,520
4.75%, 03/23/35(a)	1,640	1,514,696
4.80%, 03/15/48	1,360	1,103,660
5.20%, 03/21/29	1,615	1,630,396
5.25%, 10/13/54(a)	565	472,136
5.40%, 03/21/34(a)	1,645	1,597,043
Cencosud SA
5.95%, 05/28/31(b)	235	242,469
6.63%, 02/12/45(b)	380	401,592
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(a)(b)	1,715	1,595,028
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	1,650	1,505,590
Conagra Brands, Inc.
1.38%, 11/01/27	625	597,269
4.85%, 11/01/28	1,878	1,881,399
5.00%, 08/01/30(a)	825	824,081
5.30%, 11/01/38	1,554	1,460,670
5.40%, 11/01/48(a)	1,975	1,712,852
5.75%, 08/01/35(a)	1,075	1,081,120
7.00%, 10/01/28	1,560	1,634,503
8.25%, 09/15/30	1,307	1,467,237
Flowers Foods, Inc.
2.40%, 03/15/31	1,213	1,044,718
5.75%, 03/15/35(a)	540	521,275
6.20%, 03/15/55	635	524,663
General Mills, Inc.
2.25%, 10/14/31(a)	815	718,271
2.88%, 04/15/30	1,918	1,796,381
3.00%, 02/01/51(a)	1,125	705,481
4.15%, 02/15/43	785	638,575
4.20%, 04/17/28(a)	2,915	2,903,706
4.55%, 04/17/38	746	679,302
4.70%, 04/17/48(a)	905	767,074
4.88%, 01/30/30	1,845	1,857,640
4.95%, 03/29/33(a)	670	666,994
5.25%, 01/30/35(a)	1,540	1,539,981
5.40%, 06/15/40	975	956,555
5.50%, 10/17/28(a)	1,210	1,237,327
Gruma SAB de CV
5.39%, 12/09/34(b)	450	446,998
5.76%, 12/09/54(a)(b)	815	782,155
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	1,170	893,513
4.70%, 11/10/47(b)	1,023	877,692
4.88%, 06/27/44(b)	590	530,401
Hershey Co.(The)
1.70%, 06/01/30	1,010	907,525
2.45%, 11/15/29	985	924,852
2.65%, 06/01/50	342	209,574
3.13%, 11/15/49	879	593,255
3.38%, 08/15/46	410	300,201
4.25%, 05/04/28	800	800,229
4.50%, 05/04/33(a)	740	733,878
4.55%, 02/24/28	1,035	1,041,752
4.75%, 02/24/30(a)	1,100	1,113,623
4.95%, 02/24/32	1,015	1,034,443
5.10%, 02/24/35	990	1,008,024
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
1.70%, 06/03/28	$1,825	$1,732,766
1.80%, 06/11/30	2,601	2,340,439
3.05%, 06/03/51	735	477,017
Ingredion, Inc.
2.90%, 06/01/30	1,410	1,318,663
3.90%, 06/01/50	629	468,233
6.63%, 04/15/37	449	488,658
J M Smucker Co.(The)
2.13%, 03/15/32(a)	1,045	901,357
2.38%, 03/15/30	1,169	1,080,083
3.38%, 12/15/27	1,152	1,134,688
4.25%, 03/15/35	1,450	1,352,148
4.38%, 03/15/45(a)	1,160	968,955
5.90%, 11/15/28	2,075	2,142,454
6.20%, 11/15/33(a)	1,715	1,828,670
6.50%, 11/15/43(a)	1,158	1,235,210
6.50%, 11/15/53(a)	1,945	2,103,107
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29(a)	1,465	1,403,962
3.00%, 05/15/32	2,502	2,224,905
3.63%, 01/15/32	1,660	1,532,643
3.75%, 12/01/31	1,220	1,136,707
4.38%, 02/02/52(a)	2,085	1,576,525
5.50%, 01/15/36	2,365	2,359,632
5.63%, 03/10/37(b)	1,285	1,281,145
5.75%, 04/01/33	2,743	2,820,545
5.95%, 04/20/35	1,970	2,030,958
6.25%, 03/01/56	2,310	2,259,078
6.38%, 02/25/55	1,665	1,662,820
6.38%, 04/15/66	2,210	2,159,877
6.40%, 05/10/57(b)	1,275	1,266,942
6.50%, 12/01/52	2,530	2,557,268
6.75%, 03/15/34(a)	1,351	1,471,096
7.25%, 11/15/53	2,220	2,430,851
Kellanova
2.10%, 06/01/30	1,513	1,378,367
3.40%, 11/15/27	1,024	1,013,056
4.30%, 05/15/28	1,395	1,394,584
4.50%, 04/01/46	1,138	980,361
5.25%, 03/01/33	455	465,270
5.75%, 05/16/54	635	626,486
Series B, 7.45%, 04/01/31	1,420	1,592,993
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	780	790,498
Kraft Heinz Foods Co.
3.75%, 04/01/30	1,595	1,545,295
4.25%, 03/01/31	905	886,167
4.38%, 06/01/46(a)	1,068	857,456
4.63%, 01/30/29(a)	975	975,758
4.63%, 10/01/39	1,130	1,007,704
4.88%, 10/01/49(a)	2,580	2,156,241
5.00%, 07/15/35	390	380,377
5.00%, 06/04/42	2,990	2,674,448
5.20%, 03/15/32	1,060	1,077,303
5.20%, 07/15/45	3,845	3,414,359
5.40%, 03/15/35(a)	1,475	1,486,993
5.50%, 06/01/50	1,470	1,339,098
6.50%, 02/09/40	1,810	1,917,732
6.75%, 03/15/32(a)	825	892,676

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.88%, 01/26/39	$490	$536,975
7.13%, 08/01/39(a)(b)	1,620	1,792,536
Kroger Co.(The)
1.70%, 01/15/31(a)	1,015	891,449
2.20%, 05/01/30	865	790,180
3.70%, 08/01/27	1,282	1,273,047
3.88%, 10/15/46	830	634,494
3.95%, 01/15/50	1,622	1,221,502
4.45%, 02/01/47	2,075	1,717,008
4.50%, 01/15/29	1,674	1,675,838
4.65%, 01/15/48	705	596,736
5.00%, 09/15/34	4,365	4,321,719
5.00%, 04/15/42	872	809,473
5.15%, 08/01/43(a)	901	839,333
5.40%, 07/15/40(a)	588	576,337
5.40%, 01/15/49	1,396	1,308,888
5.50%, 09/15/54	3,085	2,899,031
5.65%, 09/15/64	2,830	2,661,102
6.90%, 04/15/38	1,127	1,275,230
7.50%, 04/01/31	1,015	1,134,497
8.00%, 09/15/29(a)	624	687,531
Series B, 7.70%, 06/01/29	1,015	1,101,019
Mars, Inc.
1.63%, 07/16/32(b)	1,670	1,398,986
2.38%, 07/16/40(b)	1,556	1,103,565
2.45%, 07/16/50(b)	1,040	602,099
3.20%, 04/01/30(a)(b)	1,795	1,709,815
3.60%, 04/01/34(b)	1,056	963,168
3.88%, 04/01/39(b)	1,795	1,562,356
3.95%, 04/01/44(a)(b)	895	726,567
3.95%, 04/01/49(a)(b)	1,452	1,138,359
4.13%, 04/01/54(b)	553	434,979
4.20%, 04/01/59(a)(b)	766	591,903
4.55%, 04/20/28(a)(b)	2,450	2,459,996
4.60%, 03/01/28(b)	5,450	5,476,606
4.65%, 04/20/31(a)(b)	1,100	1,102,912
4.75%, 04/20/33(b)	2,055	2,036,724
4.80%, 03/01/30(b)	6,995	7,045,116
5.00%, 03/01/32(b)	3,880	3,920,667
5.20%, 03/01/35(b)	9,255	9,317,306
5.65%, 05/01/45(b)	4,890	4,848,799
5.70%, 05/01/55(b)	8,973	8,851,508
5.80%, 05/01/65(a)(b)	2,325	2,307,967
McCormick & Co., Inc./MD
1.85%, 02/15/31	1,477	1,298,004
2.50%, 04/15/30	1,042	962,426
3.40%, 08/15/27	1,541	1,522,347
4.15%, 02/15/29	1,310	1,298,072
4.20%, 08/15/47	660	522,101
4.70%, 10/15/34(a)	1,035	998,100
4.95%, 04/15/33	750	747,209
Mondelez International, Inc.
1.50%, 02/04/31	1,350	1,173,179
1.88%, 10/15/32(a)	997	851,347
2.63%, 09/04/50	2,122	1,282,357
2.75%, 04/13/30	1,872	1,751,578
3.00%, 03/17/32	1,395	1,267,657
4.13%, 05/07/28	1,595	1,585,203
4.25%, 05/06/28	1,005	1,002,499
4.50%, 05/06/30	525	523,544
4.75%, 02/20/29	1,110	1,118,924
Security	Par (000)	Value
Food (continued)
4.75%, 08/28/34(a)	$855	$839,708
5.13%, 05/06/35	655	656,633
6.50%, 11/01/31	355	384,345
Nestle Capital Corp.
4.20%, 03/18/31(b)	1,025	1,011,825
4.50%, 03/18/33(b)	930	921,012
4.65%, 03/12/29(a)(b)	1,975	1,991,139
4.75%, 03/12/31(b)	585	590,075
4.80%, 03/18/36(a)(b)	870	862,546
4.88%, 03/12/34(a)(b)	1,785	1,795,985
5.10%, 03/12/54(a)(b)	750	708,677
Nestle Holdings, Inc.
1.00%, 09/15/27(a)(b)	2,068	1,989,043
1.25%, 09/15/30(b)	2,315	2,033,653
1.50%, 09/14/28(a)(b)	1,440	1,356,628
1.88%, 09/14/31(a)(b)	1,334	1,177,787
2.50%, 09/14/41(a)(b)	1,202	854,593
2.63%, 09/14/51(a)(b)	1,210	749,732
3.63%, 09/24/28(b)	1,614	1,595,111
3.90%, 09/24/38(b)	2,499	2,234,807
4.00%, 09/24/48(b)	3,924	3,154,378
4.13%, 10/01/27(b)	595	595,018
4.25%, 10/01/29(a)(b)	1,540	1,535,236
4.30%, 10/01/32(a)(b)	3,270	3,234,622
4.70%, 01/15/53(a)(b)	1,825	1,623,194
4.85%, 03/14/33(a)(b)	865	877,207
4.95%, 03/14/30(b)	1,130	1,149,769
5.00%, 03/14/28(a)(b)	1,300	1,317,206
5.00%, 09/12/28(b)	1,605	1,629,215
5.00%, 09/12/30(a)(b)	1,225	1,257,227
5.00%, 09/12/33(b)	550	566,363
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	275	275,828
Sigma Foods SAB de CV, 6.88%, 03/25/44(a)(b)	1,150	1,221,259
Smithfield Foods, Inc.
2.63%, 09/13/31(b)	1,202	1,061,416
3.00%, 10/15/30(b)	930	848,034
5.20%, 04/01/29(a)(b)	771	775,970
Sysco Corp.
2.40%, 02/15/30	1,205	1,110,358
2.45%, 12/14/31	610	541,381
3.15%, 12/14/51	1,335	852,986
3.25%, 07/15/27	1,516	1,498,578
3.30%, 02/15/50	855	572,589
4.40%, 07/25/31	1,114	1,088,603
4.45%, 03/15/48	915	747,111
4.50%, 04/01/46	1,027	854,056
4.85%, 10/01/45	915	802,589
4.95%, 03/25/36(a)	885	855,849
5.10%, 09/23/30	1,530	1,549,272
5.38%, 09/21/35	705	706,184
5.40%, 03/23/35	1,240	1,247,964
5.75%, 01/17/29	935	961,822
5.95%, 04/01/30	2,167	2,251,434
6.00%, 01/17/34	1,010	1,066,592
6.60%, 04/01/40	1,100	1,195,362
6.60%, 04/01/50(a)	2,161	2,303,284
Tesco PLC, 6.15%, 11/15/37(a)(b)	770	784,923
Tyson Foods, Inc.
3.55%, 06/02/27	2,237	2,221,800
4.35%, 03/01/29	2,086	2,078,153

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.55%, 06/02/47	$1,371	$1,172,541
4.88%, 08/15/34	991	972,538
4.95%, 02/20/36	1,035	1,010,684
5.10%, 09/28/48(a)	2,770	2,546,132
5.15%, 08/15/44	899	837,408
5.40%, 03/15/29	1,320	1,350,014
5.70%, 03/15/34(a)	1,750	1,813,165
		322,682,761
Food Service — 0.0%
Sodexo, Inc.
2.72%, 04/16/31(a)(b)	1,493	1,349,287
5.15%, 08/15/30(b)	1,140	1,151,388
5.80%, 08/15/35(b)	315	320,846
		2,821,521
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	1,065	1,049,933
4.20%, 01/29/30(b)	875	825,026
4.25%, 04/30/29(b)	1,217	1,165,863
5.15%, 01/29/50(a)(b)	1,075	888,694
5.50%, 11/02/47(a)	816	722,182
5.50%, 04/30/49(a)(b)	980	851,935
6.18%, 05/05/32(b)	435	437,827
Georgia-Pacific LLC
2.30%, 04/30/30(a)(b)	1,164	1,070,751
4.40%, 06/30/28(b)	1,065	1,064,152
4.40%, 05/15/29(b)	795	792,058
4.60%, 05/15/31(b)	675	670,467
4.90%, 05/15/33(b)	710	706,668
4.95%, 06/30/32(b)	1,065	1,072,306
7.25%, 06/01/28(a)	1,468	1,546,992
7.75%, 11/15/29(a)	910	1,005,719
8.88%, 05/15/31	912	1,076,572
International Paper Co.
4.35%, 08/15/48(a)	1,430	1,137,699
4.40%, 08/15/47(a)	1,577	1,274,860
4.80%, 06/15/44(a)	870	755,317
5.00%, 09/15/35(a)	1,085	1,069,891
5.15%, 05/15/46	855	774,052
6.00%, 11/15/41(a)	1,111	1,131,668
7.30%, 11/15/39(a)	880	1,002,173
Inversiones CMPC SA
3.00%, 04/06/31(a)(b)	1,132	993,649
3.85%, 01/13/30(b)	1,195	1,118,912
6.13%, 06/23/33(a)(b)	1,145	1,144,137
6.13%, 02/26/34(a)(b)	690	686,869
Suzano Austria GmbH
2.50%, 09/15/28	1,170	1,112,710
3.13%, 01/15/32(a)	1,900	1,693,098
3.75%, 01/15/31	2,625	2,450,694
5.00%, 01/15/30	2,279	2,246,076
6.00%, 01/15/29	3,507	3,583,270
7.00%, 03/16/47(a)(b)	2,557	2,745,939
Suzano Netherlands BV, 5.50%, 01/15/36	1,135	1,103,751
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	135	140,226
		41,112,136
Gas — 0.7%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	440	430,564
5.13%, 09/16/34(a)(b)	1,325	1,311,218
Security	Par (000)	Value
Gas (continued)
5.75%, 09/16/44(a)(b)	$390	$384,821
Atmos Energy Corp.
1.50%, 01/15/31	1,105	966,449
2.63%, 09/15/29	795	752,327
2.85%, 02/15/52	880	547,928
3.00%, 06/15/27(a)	940	929,144
3.38%, 09/15/49	1,187	829,028
4.13%, 10/15/44	1,614	1,348,246
4.13%, 03/15/49	943	753,771
4.15%, 01/15/43	910	772,600
4.30%, 10/01/48	1,067	876,839
5.00%, 12/15/54(a)	1,375	1,235,681
5.20%, 08/15/35(a)	913	929,639
5.45%, 10/15/32	615	636,121
5.45%, 01/15/56	860	828,045
5.50%, 06/15/41	749	750,543
5.75%, 10/15/52(a)	885	886,582
5.90%, 11/15/33	1,125	1,200,248
6.20%, 11/15/53	895	951,490
Boston Gas Co.
3.00%, 08/01/29(b)	1,032	978,220
3.15%, 08/01/27(a)(b)	689	679,494
3.76%, 03/16/32(b)	700	654,282
4.49%, 02/15/42(b)	1,115	947,221
5.84%, 01/10/35(a)(b)	165	172,466
6.12%, 07/20/53(b)	870	862,037
Brooklyn Union Gas Co.(The)
3.87%, 03/04/29(b)	790	773,762
4.27%, 03/15/48(b)	1,411	1,101,346
4.49%, 03/04/49(b)	767	609,563
4.50%, 03/10/46(b)	1,080	884,345
4.63%, 08/05/27(b)	740	740,088
4.87%, 08/05/32(b)	755	738,891
5.46%, 03/16/36(a)(b)	750	744,463
6.39%, 09/15/33(b)	1,030	1,096,864
6.42%, 07/18/54(a)(b)	1,340	1,379,627
CenterPoint Energy Resources Corp.
1.75%, 10/01/30(a)	823	731,791
4.00%, 04/01/28	544	539,934
4.40%, 07/01/32	1,130	1,106,099
5.25%, 03/01/28(a)	1,489	1,513,045
5.40%, 03/01/33	605	618,340
5.40%, 07/01/34	665	679,287
5.85%, 01/15/41	697	714,040
6.63%, 11/01/37	371	405,718
Centrica PLC, 5.38%, 10/16/43(a)(b)	750	685,077
East Ohio Gas Co.(The)
2.00%, 06/15/30(b)	240	216,204
3.00%, 06/15/50(b)	1,392	887,962
ENN Energy Holdings Ltd., 2.63%, 09/17/30(a)(b)	530	486,819
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(b)	859	832,929
5.75%, 10/22/35(b)	740	718,059
7.85%, 11/09/33(a)(b)	885	971,215
KeySpan Gas East Corp.
3.59%, 01/18/52(b)	720	483,172
5.82%, 04/01/41(b)	875	869,355
5.99%, 03/06/33(b)	1,165	1,216,694
Korea Gas Corp.
2.88%, 07/16/29(b)	880	843,508

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
6.25%, 01/20/42(b)	$1,190	$1,320,784
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	450	494,682
National Fuel Gas Co.
2.95%, 03/01/31	1,195	1,089,410
3.95%, 09/15/27	785	778,394
4.75%, 09/01/28(a)	790	789,412
4.75%, 05/15/29	985	985,816
5.05%, 10/15/31	1,125	1,125,310
5.50%, 03/15/30	970	991,859
5.50%, 05/15/36	850	848,070
5.95%, 03/15/35	735	763,098
NiSource, Inc.
1.70%, 02/15/31	1,362	1,190,033
2.95%, 09/01/29	1,488	1,414,963
3.60%, 05/01/30	1,978	1,904,782
3.95%, 03/30/48	1,669	1,279,475
4.38%, 05/15/47	1,890	1,554,715
4.75%, 05/18/31	900	899,515
4.80%, 02/15/44	1,466	1,298,398
5.00%, 06/15/52	1,235	1,077,031
5.20%, 07/01/29	1,205	1,226,245
5.25%, 03/30/28	1,815	1,840,023
5.25%, 02/15/43	991	931,228
5.30%, 05/18/36	480	480,207
5.35%, 04/01/34	1,314	1,341,404
5.35%, 07/15/35	2,225	2,249,150
5.40%, 06/30/33	1,070	1,097,396
5.65%, 02/01/45	950	930,196
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)(d)	770	775,666
5.80%, 02/01/42	475	468,091
5.85%, 04/01/55	2,763	2,735,742
5.95%, 06/15/41	1,059	1,082,955
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)(d)	410	418,386
6.95%, 11/30/54, (5-year CMT + 2.45%)(d)	510	529,652
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(a)(d)	275	280,260
ONE Gas, Inc.
2.00%, 05/15/30	448	406,339
4.25%, 09/01/32(a)	625	609,762
4.50%, 11/01/48	706	598,344
4.66%, 02/01/44(a)	1,092	967,414
5.10%, 04/01/29	1,145	1,164,231
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	615	557,264
3.35%, 06/01/50(a)	807	550,336
3.50%, 06/01/29	1,089	1,057,965
3.64%, 11/01/46	540	396,514
4.10%, 09/18/34	400	368,813
4.65%, 08/01/43	709	615,549
5.05%, 05/15/52	845	755,942
5.10%, 02/15/35	550	548,146
5.40%, 06/15/33	965	987,692
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)	535	499,091
Snam SpA
5.00%, 05/28/30(b)	1,340	1,348,042
5.75%, 05/28/35(b)	1,290	1,327,236
6.50%, 05/28/55(b)	895	928,276
Southern California Gas Co.
3.75%, 09/15/42	659	525,715
Security	Par (000)	Value
Gas (continued)
4.45%, 03/15/44	$507	$423,018
5.05%, 09/01/34	1,145	1,146,178
5.13%, 11/15/40(a)	1,045	1,006,477
5.20%, 06/01/33	930	946,693
5.45%, 06/15/35	970	995,643
5.60%, 04/01/54	1,150	1,105,021
5.75%, 06/01/53(a)	890	872,446
5.90%, 06/01/56	1,125	1,139,064
6.00%, 06/15/55	845	860,483
6.35%, 11/15/52(a)	1,015	1,078,203
Series KK, 5.75%, 11/15/35(a)	305	318,788
Series UU, 4.13%, 06/01/48	1,207	941,904
Series VV, 4.30%, 01/15/49	1,175	945,536
Series WW, 3.95%, 02/15/50	474	358,496
Series XX, 2.55%, 02/01/30	1,445	1,353,430
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	1,152	894,093
4.40%, 06/01/43	1,030	869,208
4.40%, 05/30/47	1,060	881,308
4.95%, 09/15/34	1,315	1,301,062
5.15%, 09/15/32(a)	1,455	1,477,280
5.75%, 09/15/33	1,495	1,557,146
5.88%, 03/15/41(a)	1,310	1,350,795
6.00%, 10/01/34	395	415,753
6.05%, 09/15/56, (5-year CMT + 1.82%)(d)	915	919,247
Series 2020-A, 1.75%, 01/15/31	814	717,575
Series 21A, 3.15%, 09/30/51(a)	900	590,640
Series A, 4.05%, 09/15/28	1,005	998,608
Series B, 5.10%, 09/15/35	525	520,722
Southwest Gas Corp.
2.20%, 06/15/30	829	752,283
3.18%, 08/15/51	520	341,082
3.70%, 04/01/28	518	510,326
3.80%, 09/29/46(a)	740	565,475
4.05%, 03/15/32	1,105	1,056,527
4.15%, 06/01/49(a)	761	589,973
5.45%, 03/23/28	450	456,872
5.80%, 12/01/27	505	513,831
Spire Missouri, Inc.
3.30%, 06/01/51	580	392,640
4.80%, 02/15/33	635	634,248
Series 2034, 5.15%, 08/15/34(a)	595	600,759
Spire, Inc.
4.60%, 09/01/31	520	513,887
4.70%, 08/15/44(a)	485	413,034
6.25%, 06/01/56, (5-year CMT + 2.56%)(d)	10	9,992
6.45%, 06/01/56, (5-year CMT + 2.33%)(d)	10	9,982
Washington Gas Light Co.
3.65%, 09/15/49	730	522,333
Series K, 3.80%, 09/15/46	691	525,639
		129,001,920
Hand & Machine Tools — 0.1%
Kennametal, Inc.
2.80%, 03/01/31	544	494,394
5.80%, 05/28/36	330	334,416
Snap-on, Inc.
3.10%, 05/01/50(a)	906	608,100
4.10%, 03/01/48(a)	703	569,129
Stanley Black & Decker, Inc.
2.30%, 03/15/30	1,981	1,814,992
2.75%, 11/15/50(a)	1,385	811,887

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
3.00%, 05/15/32(a)	$1,115	$1,006,236
4.25%, 11/15/28(a)	1,347	1,341,605
4.85%, 11/15/48	790	671,213
5.20%, 09/01/40	867	823,247
6.00%, 03/06/28(a)	830	851,765
		9,326,984
Health Care - Products — 1.2%
180 Medical, Inc.
3.88%, 10/15/29(b)	105	101,218
5.30%, 10/08/35(b)	600	583,518
Abbott Laboratories
1.15%, 01/30/28	1,167	1,111,929
1.40%, 06/30/30	396	351,767
3.70%, 03/09/29	4,630	4,552,693
4.00%, 03/15/31	5,190	5,076,496
4.30%, 03/15/33	5,075	4,936,903
4.65%, 03/15/36	5,830	5,666,239
4.75%, 11/30/36	2,763	2,699,772
4.75%, 03/15/38	4,055	3,911,184
4.75%, 04/15/43(a)	1,153	1,059,975
4.90%, 11/30/46(a)	5,898	5,408,303
5.30%, 05/27/40(a)	961	967,584
5.50%, 03/15/56	6,570	6,413,308
5.60%, 03/15/66	5,215	5,083,941
6.00%, 04/01/39	696	748,900
6.15%, 11/30/37	810	883,403
Agilent Technologies, Inc.
2.10%, 06/04/30	913	828,330
2.30%, 03/12/31	1,687	1,512,654
2.75%, 09/15/29	1,489	1,410,326
4.20%, 09/09/27	1,120	1,117,630
4.75%, 09/09/34(a)	1,040	1,026,909
Alcon Finance Corp.
2.60%, 05/27/30(b)	1,845	1,704,403
3.00%, 09/23/29(b)	2,408	2,287,950
3.80%, 09/23/49(a)(b)	875	650,825
5.38%, 12/06/32(b)	1,298	1,326,516
5.75%, 12/06/52(a)(b)	1,170	1,158,573
Augusta SpinCo Corp.
4.40%, 03/23/29	1,890	1,879,716
4.66%, 03/23/31	1,080	1,073,853
4.95%, 03/23/33	1,030	1,026,832
5.25%, 03/23/36	1,270	1,269,545
Baxter International, Inc.
1.73%, 04/01/31	2,636	2,237,994
2.27%, 12/01/28	2,620	2,463,755
2.54%, 02/01/32	2,475	2,116,724
3.13%, 12/01/51(a)	1,445	855,512
3.50%, 08/15/46(a)	517	348,806
3.95%, 04/01/30(a)	1,836	1,772,208
4.45%, 02/15/29	675	668,188
4.50%, 06/15/43(a)	710	549,271
4.90%, 12/15/30(a)	1,060	1,051,656
5.65%, 12/15/35(a)	1,445	1,431,510
6.25%, 12/01/37	541	545,476
Boston Scientific Corp.
2.65%, 06/01/30	3,013	2,803,490
4.00%, 03/01/28	940	937,787
4.00%, 03/01/29	615	609,812
4.55%, 03/01/39	830	777,771
4.70%, 03/01/49(a)	1,060	944,565
Security	Par (000)	Value
Health Care - Products (continued)
6.25%, 11/15/35(a)	$595	$652,242
7.38%, 01/15/40(a)	725	856,982
Covidien International Finance SA, 6.55%, 10/15/37(a)	308	340,218
Danaher Corp.
2.60%, 10/01/50(a)	2,055	1,239,184
2.80%, 12/10/51	1,195	743,953
4.38%, 09/15/45	967	830,012
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	1,704	1,577,036
DH Europe Finance II SARL
2.60%, 11/15/29	2,700	2,535,049
3.25%, 11/15/39	1,874	1,508,757
3.40%, 11/15/49	1,559	1,109,181
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,359	1,355,076
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	1,695	1,681,809
4.80%, 08/14/29	2,150	2,164,254
4.80%, 01/15/31	1,430	1,433,640
4.95%, 12/15/35	800	782,096
5.50%, 06/15/35	1,365	1,388,184
5.65%, 11/15/27(a)	3,052	3,105,852
5.86%, 03/15/30	2,770	2,876,220
5.91%, 11/22/32	3,345	3,529,944
6.38%, 11/22/52(a)	1,875	1,997,162
Koninklijke Philips NV
5.00%, 03/15/42	951	870,038
6.88%, 03/11/38	1,520	1,696,935
Medline Borrower LP, 3.88%, 04/01/29(b)	180	175,176
Medline Borrower LP/Medline Co-Issuer, Inc.
5.00%, 06/15/31(b)	910	909,046
5.25%, 06/15/33(b)	910	910,353
6.25%, 04/01/29(b)	127	130,345
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	2,270	2,268,631
4.50%, 03/30/33(a)	1,870	1,842,115
Medtronic, Inc.
4.00%, 04/01/43(a)	350	291,877
4.38%, 03/15/35(a)	3,465	3,339,043
4.63%, 03/15/45(a)	3,194	2,856,440
Revvity, Inc.
1.90%, 09/15/28(a)	1,545	1,454,875
2.25%, 09/15/31	1,165	1,023,955
2.55%, 03/15/31	810	728,593
3.30%, 09/15/29	1,920	1,840,645
3.63%, 03/15/51	805	568,064
Smith & Nephew PLC
2.03%, 10/14/30(a)	2,032	1,810,146
5.40%, 03/20/34	830	842,013
Solventum Corp.
5.40%, 03/01/29	1,874	1,911,266
5.45%, 03/13/31(a)	2,460	2,526,299
5.60%, 03/23/34	2,690	2,759,146
5.90%, 04/30/54(a)	2,075	2,053,446
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	1,602	1,459,786
3.75%, 03/15/51	1,299	934,473
Stryker Corp.
1.95%, 06/15/30	1,953	1,767,500
2.90%, 06/15/50(a)	1,105	710,513
3.65%, 03/07/28(a)	1,114	1,100,666
4.10%, 04/01/43	840	697,922

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.25%, 09/11/29	$1,580	$1,569,623
4.38%, 05/15/44	928	788,204
4.63%, 09/11/34	1,860	1,819,067
4.63%, 03/15/46(a)	1,703	1,489,256
4.70%, 02/10/28	1,480	1,487,190
4.85%, 12/08/28	1,080	1,092,275
4.85%, 02/10/30	2,210	2,234,304
5.20%, 02/10/35(a)	1,250	1,265,656
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	1,777	1,674,298
2.00%, 10/15/31	1,804	1,589,977
2.60%, 10/01/29	1,753	1,654,886
2.80%, 10/15/41	2,635	1,922,320
4.10%, 08/15/47	1,703	1,402,294
4.20%, 03/01/31(a)	1,235	1,215,855
4.22%, 02/12/31	1,060	1,044,694
4.47%, 10/07/32	1,110	1,092,942
4.55%, 06/15/33	1,550	1,527,820
4.79%, 10/07/35	1,390	1,368,996
4.80%, 11/21/27(a)	1,404	1,415,669
4.89%, 10/07/37(a)	1,445	1,423,002
4.90%, 02/12/36	2,170	2,142,880
4.95%, 11/21/32(a)	860	870,570
4.98%, 08/10/30(a)	1,895	1,927,415
5.00%, 01/31/29(a)	945	960,633
5.09%, 08/10/33	1,560	1,584,867
5.20%, 01/31/34	860	879,764
5.30%, 02/01/44	669	649,284
5.40%, 08/10/43(a)	815	805,332
5.55%, 02/12/46(a)	1,095	1,085,663
VSP Optical Group, Inc.
5.40%, 06/01/33(a)(b)	480	480,424
5.45%, 12/01/35(a)(b)	320	316,650
5.65%, 06/01/36(b)	690	688,880
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	1,590	1,425,949
3.55%, 03/20/30(a)	985	945,666
4.25%, 08/15/35(a)	382	350,772
4.45%, 08/15/45	740	639,165
5.05%, 02/19/30	1,165	1,181,732
5.20%, 09/15/34	1,565	1,567,977
5.35%, 12/01/28	1,295	1,321,654
5.50%, 02/19/35	930	949,124
5.75%, 11/30/39(a)	652	660,094
		209,644,701
Health Care - Services — 3.0%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	255	156,217
Adventist Health System/West
2.95%, 03/01/29(a)	787	747,633
3.63%, 03/01/49(a)	640	441,666
5.43%, 03/01/32	595	601,626
5.76%, 12/01/34	410	420,353
Series 2025, 4.74%, 12/01/30	360	356,124
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	232	164,485
3.83%, 08/15/28	170	168,433
4.27%, 08/15/48	377	305,836
Series 2020, 2.21%, 06/15/30	65	59,368
Series 2020, 3.01%, 06/15/50	625	408,269
Security	Par (000)	Value
Health Care - Services (continued)
Aetna, Inc.
3.88%, 08/15/47	$580	$425,911
4.50%, 05/15/42	1,232	1,045,467
4.75%, 03/15/44	840	717,976
6.63%, 06/15/36	1,680	1,828,113
6.75%, 12/15/37	1,025	1,119,459
AHS Hospital Corp.
5.02%, 07/01/45(a)	775	712,453
Series 2021, 2.78%, 07/01/51	890	547,524
Allina Health System
2.90%, 11/15/51(a)	255	158,565
4.81%, 11/15/45	820	729,826
Series 2019, 3.89%, 04/15/49	528	394,249
Ascension Health
3.95%, 11/15/46	1,510	1,207,162
4.85%, 11/15/53	722	639,002
Series 2025, 4.08%, 11/15/28(a)	455	452,146
Series 2025, 4.29%, 11/15/30	845	833,581
Series 2025, 4.92%, 11/15/35	995	987,306
Series B, 2.53%, 11/15/29	1,472	1,379,717
Series B, 3.11%, 11/15/39	1,215	952,624
Banner Health
1.90%, 01/01/31	625	554,782
2.34%, 01/01/30	765	710,199
2.91%, 01/01/42(a)	505	366,814
2.91%, 01/01/51	555	349,905
Series 2020, 3.18%, 01/01/50	624	421,157
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	105	58,726
Baptist Health South Florida, Inc., Series 2017, 4.34%, 11/15/41(a)	605	531,237
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	494	350,083
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	715	542,258
Baylor Scott & White Holdings
3.97%, 11/15/46(a)	565	455,479
4.19%, 11/15/45	1,087	903,536
Series 2021, 1.78%, 11/15/30	669	593,686
Series 2021, 2.84%, 11/15/50	1,230	771,028
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(a)	525	339,872
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30(a)	1,145	1,102,409
Series 2018, 4.30%, 07/01/28(a)	410	407,926
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	620	415,061
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	545	487,018
Children's Health System of Texas, 2.51%, 08/15/50	475	276,577
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	745	610,936
Series 2020, 2.59%, 02/01/50(a)	245	148,024
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	379	324,845
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	955	592,371
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	515	326,867

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
CHRISTUS Health, Series C, 4.34%, 07/01/28	$965	$960,549
Cigna Group(The)
2.38%, 03/15/31	3,425	3,086,232
2.40%, 03/15/30	2,980	2,756,566
3.05%, 10/15/27	1,288	1,265,308
3.20%, 03/15/40	1,474	1,152,261
3.40%, 03/15/50(a)	2,490	1,724,834
3.40%, 03/15/51(a)	2,760	1,892,354
3.88%, 10/15/47	1,814	1,387,592
4.38%, 10/15/28	6,305	6,298,343
4.50%, 09/15/30	2,515	2,506,207
4.80%, 08/15/38(a)	4,528	4,292,720
4.80%, 07/15/46	2,774	2,439,543
4.88%, 09/15/32(a)	2,030	2,033,169
4.90%, 12/15/48	5,628	4,943,641
5.00%, 05/15/29	2,185	2,218,179
5.13%, 05/15/31(a)	2,225	2,267,549
5.25%, 02/15/34	2,420	2,452,417
5.25%, 01/15/36	3,040	3,051,508
5.38%, 02/15/42	620	599,710
5.40%, 03/15/33(a)	1,845	1,895,597
5.60%, 02/15/54(a)	2,845	2,736,082
6.00%, 01/15/56	1,512	1,533,840
6.13%, 11/15/41	859	897,740
City of Hope
Series 2013, 5.62%, 11/15/43	650	629,040
Series 2018, 4.38%, 08/15/48	600	484,827
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	615	511,282
CommonSpirit Health
2.78%, 10/01/30	53	48,869
3.35%, 10/01/29	788	754,567
3.82%, 10/01/49	492	358,066
3.91%, 10/01/50	630	467,288
4.19%, 10/01/49	1,058	821,322
4.35%, 09/01/30	470	460,868
4.35%, 11/01/42	650	560,742
4.98%, 09/01/35(a)	505	490,464
5.32%, 12/01/34	1,000	1,001,309
5.55%, 12/01/54	960	904,299
5.58%, 09/01/45(a)	145	140,451
5.66%, 09/01/55(a)	165	158,950
6.46%, 11/01/52	300	320,141
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(a)	537	339,408
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	799	559,071
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	909	622,076
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	627	491,136
Dignity Health
4.50%, 11/01/42(a)	100	86,747
5.27%, 11/01/64(a)	340	299,040
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	1,032	819,863
Elevance Health, Inc.
2.25%, 05/15/30	2,271	2,077,962
2.55%, 03/15/31	2,066	1,874,069
2.88%, 09/15/29	1,702	1,614,181
3.13%, 05/15/50	2,339	1,525,823
Security	Par (000)	Value
Health Care - Services (continued)
3.60%, 03/15/51	$1,370	$967,977
3.65%, 12/01/27	2,725	2,697,911
3.70%, 09/15/49	1,828	1,326,823
4.00%, 09/15/28	1,875	1,858,218
4.10%, 03/01/28	2,315	2,301,835
4.10%, 05/15/32	992	954,962
4.38%, 12/01/47	2,570	2,113,135
4.55%, 03/01/48	1,740	1,464,420
4.55%, 05/15/52	1,147	944,915
4.60%, 09/15/32	1,565	1,538,800
4.63%, 05/15/42	1,882	1,669,968
4.65%, 01/15/43	1,904	1,680,829
4.65%, 08/15/44	1,663	1,449,225
4.75%, 02/15/30(a)	1,515	1,522,517
4.75%, 02/15/33	1,895	1,871,272
4.85%, 08/15/54(a)	550	459,211
4.95%, 11/01/31	1,775	1,784,428
5.00%, 01/15/36	2,170	2,130,643
5.10%, 01/15/44	1,381	1,279,101
5.13%, 02/15/53	2,190	1,953,296
5.15%, 06/15/29	1,300	1,320,153
5.20%, 02/15/35	2,775	2,781,744
5.38%, 06/15/34	2,170	2,208,717
5.50%, 10/15/32	1,435	1,477,896
5.65%, 06/15/54(a)	1,980	1,902,935
5.70%, 02/15/55	2,725	2,629,233
5.70%, 09/15/55(a)	925	898,881
5.85%, 01/15/36	955	995,217
5.85%, 11/01/64	1,490	1,453,548
5.95%, 12/15/34	935	984,607
6.10%, 10/15/52(a)	1,585	1,620,536
6.38%, 06/15/37	990	1,072,287
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(a)	187	139,715
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	265	238,247
Fresenius Medical Care U.S. Finance III, Inc.
2.38%, 02/16/31(b)	1,096	973,268
3.00%, 12/01/31(a)(b)	755	676,121
3.75%, 06/15/29(a)(b)	859	833,936
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	585	475,924
4.50%, 07/01/57	562	462,845
Series 2020, 2.68%, 09/01/41	960	683,341
Series 2020, 2.88%, 09/01/50(a)	540	342,056
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	143,726
HCA, Inc.
2.38%, 07/15/31	2,145	1,903,189
3.38%, 03/15/29	1,435	1,389,761
3.50%, 09/01/30	5,430	5,159,553
3.50%, 07/15/51	3,595	2,406,741
3.63%, 03/15/32	3,299	3,069,848
4.13%, 06/15/29	3,861	3,806,178
4.30%, 11/15/30	905	887,039
4.38%, 03/15/42	1,395	1,177,464
4.60%, 11/15/32	1,990	1,942,908
4.63%, 03/15/52	4,115	3,313,649
4.70%, 05/15/31	2,005	1,986,551
4.90%, 11/15/35	1,340	1,296,954
5.00%, 03/01/28	1,215	1,225,222
5.00%, 05/15/33	1,775	1,757,107

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.13%, 06/15/39(a)	$2,451	$2,325,485
5.20%, 06/01/28	1,778	1,801,400
5.25%, 03/01/30	1,650	1,678,468
5.25%, 06/15/49	3,693	3,296,398
5.30%, 05/15/36	1,775	1,755,065
5.45%, 04/01/31	3,570	3,650,209
5.45%, 09/15/34	2,408	2,431,653
5.50%, 03/01/32	1,590	1,631,083
5.50%, 06/01/33	3,145	3,212,154
5.50%, 06/15/47	3,686	3,417,425
5.60%, 04/01/34	3,650	3,736,915
5.63%, 09/01/28(a)	3,483	3,547,732
5.70%, 11/15/55	1,320	1,240,353
5.75%, 03/01/35	2,715	2,794,026
5.88%, 02/01/29(a)	1,985	2,037,744
5.90%, 06/01/53	2,325	2,239,953
5.95%, 09/15/54	2,090	2,031,662
6.00%, 04/01/54	2,860	2,795,883
6.10%, 04/01/64(a)	1,567	1,546,400
6.20%, 03/01/55(a)	2,950	2,963,517
7.50%, 11/06/33	200	224,856
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	1,694	1,536,304
3.20%, 06/01/50(a)(b)	1,390	893,478
5.20%, 06/15/29(b)	1,510	1,526,290
5.45%, 06/15/34(b)	1,465	1,474,011
5.88%, 06/15/54(b)	1,885	1,799,227
Highmark, Inc.
2.55%, 05/10/31(a)(b)	947	845,018
5.75%, 05/15/36(a)(b)	725	726,688
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	650	490,670
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(b)	1,180	1,135,325
Humana, Inc.
2.15%, 02/03/32(a)	887	769,107
3.13%, 08/15/29(a)	675	646,427
3.70%, 03/23/29	1,572	1,534,125
3.95%, 08/15/49	733	526,486
4.63%, 12/01/42	776	654,311
4.80%, 03/15/47(a)	846	699,521
4.88%, 04/01/30(a)	975	977,217
4.95%, 10/01/44	1,524	1,319,884
5.38%, 04/15/31	2,965	3,011,478
5.50%, 03/15/53	1,305	1,168,612
5.55%, 05/01/35(a)	1,740	1,742,035
5.75%, 03/01/28	825	840,835
5.75%, 12/01/28	780	800,391
5.75%, 04/15/54	2,005	1,858,725
5.88%, 03/01/33(a)	2,110	2,174,583
5.95%, 03/15/34	1,880	1,945,121
6.00%, 05/01/55(a)	985	945,085
8.15%, 06/15/38	455	535,823
ICON Investments Six DAC
5.85%, 05/08/29	1,497	1,524,158
6.00%, 05/08/34	860	878,793
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	931	736,165
Series 2021, 2.85%, 11/01/51	370	231,905
Security	Par (000)	Value
Health Care - Services (continued)
Inova Health System Foundation, 4.07%, 05/15/52	$790	$620,571
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	685	502,218
Iowa Health System, Series 2020, 3.67%, 02/15/50	530	388,580
IQVIA, Inc.
5.70%, 05/15/28	1,260	1,281,710
6.25%, 02/01/29	1,170	1,210,311
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	1,095	860,549
Kaiser Foundation Hospitals
4.15%, 05/01/47	2,512	2,054,299
4.88%, 04/01/42	977	917,967
Series 2019, 3.27%, 11/01/49	1,912	1,323,481
Series 2021, 2.81%, 06/01/41	1,410	1,035,801
Series 2021, 3.00%, 06/01/51	2,370	1,531,891
Laboratory Corp. of America Holdings
2.70%, 06/01/31	1,105	1,006,689
2.95%, 12/01/29	1,740	1,649,324
3.60%, 09/01/27	945	936,783
4.35%, 04/01/30	1,550	1,532,532
4.55%, 04/01/32(a)	855	843,650
4.70%, 02/01/45(a)	1,687	1,499,353
4.80%, 10/01/34	1,375	1,345,215
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	15	11,370
Series 2020, 3.19%, 07/01/49	545	371,716
Series 2020, 3.34%, 07/01/60	920	593,646
Mayo Clinic
3.77%, 11/15/43(a)	385	321,266
Series 2013, 4.00%, 11/15/47(a)	260	206,538
Series 2016, 4.13%, 11/15/52(a)	350	277,857
Series 2021, 3.20%, 11/15/61(a)	758	474,201
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	763	626,317
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	300	215,942
Memorial Health Services, 3.45%, 11/01/49	625	438,311
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	304,876
5.00%, 07/01/42	285	272,286
Series 2015, 4.20%, 07/01/55(a)	312	248,228
Series 2020, 2.96%, 01/01/50	200	129,849
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	924	562,453
Montefiore Obligated Group
4.29%, 09/01/50	329	224,068
Series 18-C, 5.25%, 11/01/48(a)	486	391,333
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	345	254,301
MyMichigan Health, Series 2020, 3.41%, 06/01/50	665	463,330
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	599	507,167
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	170	116,390
2.61%, 08/01/60(a)	238	128,879
3.56%, 08/01/36	110	96,376
4.02%, 08/01/45	610	497,446
4.06%, 08/01/56(a)	149	114,811

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.76%, 08/01/2116(a)	$255	$201,001
Series 2019, 3.95%, 08/01/2119(a)	410	278,412
Northwell Healthcare, Inc.
3.81%, 11/01/49	477	347,539
3.98%, 11/01/46(a)	905	706,579
4.26%, 11/01/47(a)	1,436	1,166,527
6.15%, 11/01/43	745	766,255
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	440	266,320
Novant Health, Inc.
2.64%, 11/01/36	875	695,125
3.17%, 11/01/51	1,319	862,527
3.32%, 11/01/61(a)	428	269,062
4.37%, 11/01/43	495	418,160
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	730	443,684
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	700	685,425
OhioHealth Corp.
2.30%, 11/15/31	775	688,659
2.83%, 11/15/41	765	557,244
Series 2020, 3.04%, 11/15/50(a)	163	108,848
Orlando Health Obligated Group
3.33%, 10/01/50(a)	670	469,637
4.09%, 10/01/48	532	423,583
5.48%, 10/01/35	695	714,327
PeaceHealth Obligated Group
4.34%, 11/15/28	150	149,070
4.86%, 11/15/32	180	178,101
Series 2018, 4.79%, 11/15/48	730	632,459
Series 2020, 3.22%, 11/15/50	570	379,188
Piedmont Healthcare, Inc.
2.04%, 01/01/32	545	472,129
2.86%, 01/01/52	460	284,749
Series 2042, 2.72%, 01/01/42(a)	900	632,121
Presbyterian Healthcare Services, 4.88%, 08/01/52	625	548,125
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32(a)	800	812,079
5.40%, 10/01/33	435	444,179
Series 19A, 2.53%, 10/01/29	1,320	1,232,093
Series 21A, 2.70%, 10/01/51	1,123	655,923
Series A, 3.93%, 10/01/48(a)	1,012	767,841
Series I, 3.74%, 10/01/47	623	461,619
Queen's Health Systems (The), 4.81%, 07/01/52	330	289,256
Quest Diagnostics, Inc.
2.80%, 06/30/31(a)	1,232	1,128,392
2.95%, 06/30/30(a)	1,618	1,516,448
4.20%, 06/30/29	1,175	1,163,502
4.60%, 12/15/27	1,040	1,045,171
4.63%, 12/15/29	1,475	1,480,141
4.70%, 03/30/45(a)	611	543,079
5.00%, 12/15/34	1,290	1,285,143
5.00%, 06/30/36	900	882,788
6.40%, 11/30/33	1,155	1,253,554
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	275	182,984
Roche Holdings, Inc.
1.93%, 12/13/28(a)(b)	3,965	3,752,575
2.08%, 12/13/31(a)(b)	3,772	3,325,273
Security	Par (000)	Value
Health Care - Services (continued)
2.61%, 12/13/51(a)(b)	$3,790	$2,303,008
3.63%, 09/17/28(a)(b)	1,785	1,760,702
4.00%, 11/28/44(a)(b)	905	759,036
4.08%, 12/02/30(b)	1,070	1,051,602
4.20%, 09/09/29(a)(b)	1,820	1,812,356
4.37%, 12/02/32(a)(b)	1,360	1,337,780
4.59%, 09/09/34(b)	1,690	1,662,981
4.67%, 12/02/35(b)	1,510	1,480,362
4.79%, 03/08/29(b)	1,255	1,270,485
4.91%, 03/08/31(b)	1,625	1,653,525
4.99%, 03/08/34(b)	2,635	2,663,399
5.22%, 03/08/54(a)(b)	2,965	2,847,266
5.34%, 11/13/28(b)	2,600	2,665,212
5.49%, 11/13/30(a)(b)	2,415	2,513,206
5.59%, 11/13/33(b)	2,855	3,004,798
7.00%, 03/01/39(b)	1,800	2,101,709
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29(a)	590	577,322
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	722	442,485
Sentara Health, 2.93%, 11/01/51	410	259,366
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	235	142,366
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45	528	473,831
SSM Health Care Corp.
4.89%, 06/01/28(a)	755	757,518
Series A, 3.82%, 06/01/27	883	877,354
Stanford Health Care
3.03%, 08/15/51	625	405,613
Series 2018, 3.80%, 11/15/48	1,011	779,243
Series 2020, 3.31%, 08/15/30(a)	705	673,486
Sutter Health
5.16%, 08/15/33	25	25,338
5.55%, 08/15/53	10	9,780
Series 2018, 3.70%, 08/15/28	302	297,620
Series 2018, 4.09%, 08/15/48	420	335,651
Series 2025, 5.21%, 08/15/32(a)	690	705,556
Series 2025, 5.54%, 08/15/35	1,975	2,043,981
Series 20A, 2.29%, 08/15/30(a)	335	305,603
Series 20A, 3.16%, 08/15/40(a)	333	258,043
Series 20A, 3.36%, 08/15/50	360	248,327
Texas Health Resources
2.33%, 11/15/50	635	358,144
4.33%, 11/15/55	525	432,267
Toledo Hospital (The), 5.75%, 11/15/38(a)	394	390,646
Trinity Health Corp.
4.13%, 12/01/45	560	457,304
Series 2019, 3.43%, 12/01/48	575	423,073
Series 2021, 2.63%, 12/01/40	925	662,462
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	320	294,652
UnitedHealth Group, Inc.
2.00%, 05/15/30	2,757	2,505,062
2.30%, 05/15/31	3,420	3,068,698
2.75%, 05/15/40	2,070	1,528,673
2.88%, 08/15/29	2,260	2,158,754
2.90%, 05/15/50	3,240	2,068,981
2.95%, 10/15/27	1,376	1,354,092
3.05%, 05/15/41	3,340	2,518,127
3.13%, 05/15/60	2,160	1,314,486

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.25%, 05/15/51	$4,700	$3,159,155
3.50%, 08/15/39	2,496	2,052,139
3.70%, 08/15/49	3,236	2,380,178
3.75%, 10/15/47	1,854	1,397,401
3.85%, 06/15/28	2,145	2,128,453
3.88%, 12/15/28	1,721	1,700,906
3.88%, 08/15/59	2,437	1,742,465
3.95%, 10/15/42	1,718	1,412,672
4.00%, 05/15/29	1,637	1,618,852
4.20%, 05/15/32	2,520	2,455,497
4.20%, 01/15/47	1,370	1,110,318
4.25%, 01/15/29	2,480	2,472,548
4.25%, 03/15/43	2,023	1,718,566
4.25%, 04/15/47	1,843	1,502,903
4.25%, 06/15/48	2,557	2,070,629
4.38%, 03/15/42	1,201	1,045,732
4.40%, 06/15/28	1,365	1,367,222
4.45%, 12/15/48	2,153	1,791,422
4.50%, 04/15/33	3,131	3,061,871
4.63%, 07/15/35(a)	1,860	1,807,218
4.63%, 11/15/41	1,166	1,051,222
4.65%, 01/15/31	1,640	1,644,448
4.70%, 04/15/29	785	792,290
4.75%, 07/15/45	4,155	3,693,830
4.75%, 05/15/52	3,779	3,246,481
4.80%, 01/15/30	2,395	2,420,385
4.90%, 04/15/31	2,455	2,486,118
4.95%, 01/15/32	3,415	3,446,189
4.95%, 05/15/62	1,745	1,496,046
5.00%, 04/15/34	2,890	2,895,280
5.05%, 04/15/53	3,645	3,260,669
5.15%, 07/15/34	4,120	4,168,171
5.20%, 04/15/63	3,470	3,086,719
5.25%, 02/15/28(a)	1,815	1,843,624
5.30%, 02/15/30(a)	2,922	2,993,688
5.30%, 06/15/35(a)	2,124	2,160,359
5.35%, 02/15/33(a)	3,980	4,096,243
5.38%, 04/15/54	3,640	3,405,731
5.50%, 07/15/44	2,935	2,875,648
5.50%, 04/15/64	2,120	1,985,074
5.63%, 07/15/54	4,675	4,539,360
5.70%, 10/15/40(a)	665	679,082
5.75%, 07/15/64	3,430	3,336,311
5.80%, 03/15/36(a)	1,914	2,013,563
5.88%, 02/15/53	3,600	3,613,779
5.95%, 02/15/41(a)	590	614,445
5.95%, 06/15/55(a)	1,335	1,368,483
6.05%, 02/15/63	2,935	2,984,426
6.50%, 06/15/37	753	833,379
6.63%, 11/15/37	1,354	1,508,476
6.88%, 02/15/38	2,078	2,371,316
Universal Health Services, Inc.
2.65%, 10/15/30	1,665	1,504,854
2.65%, 01/15/32	1,257	1,101,518
4.63%, 10/15/29	1,475	1,462,742
5.05%, 10/15/34	955	920,317
UPMC
5.04%, 05/15/33	265	266,586
5.38%, 05/15/43	590	552,113
WakeMed, Series A, 3.29%, 10/01/52	170	113,283
Security	Par (000)	Value
Health Care - Services (continued)
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	$201	$125,812
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	497	428,020
Series 2021, 3.07%, 03/01/51(a)	858	532,026
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	410	239,494
		522,480,306
Holding Companies - Diversified — 0.6%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	345	340,584
Antares Holdings LP
3.75%, 07/15/27(b)	575	562,485
6.35%, 10/23/29(b)	565	566,430
6.50%, 02/08/29(b)	125	125,798
7.95%, 08/11/28(b)	125	129,585
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	380	375,844
5.70%, 01/23/31(a)(b)	1,290	1,269,438
5.88%, 08/30/30	1,135	1,125,832
6.55%, 03/15/32(b)	370	374,223
6.55%, 03/15/32	930	940,614
6.70%, 07/29/31(a)	1,650	1,688,310
6.90%, 04/13/29	2,055	2,112,073
Ares Capital Corp.
2.88%, 06/15/27	727	712,831
2.88%, 06/15/28	2,038	1,949,279
3.20%, 11/15/31(a)	1,535	1,350,910
5.10%, 01/15/31	1,060	1,030,670
5.25%, 04/12/31	915	894,344
5.50%, 09/01/30	1,455	1,439,989
5.55%, 01/15/30	450	448,138
5.80%, 03/08/32(a)	2,247	2,238,158
5.88%, 03/01/29	1,495	1,510,990
5.95%, 07/15/29	1,705	1,724,362
Ares Strategic Income Fund
4.85%, 01/15/29(b)	970	944,560
5.15%, 01/15/31(b)	1,060	1,016,405
5.45%, 09/09/28(b)	790	783,509
5.55%, 04/15/31(a)(b)	935	910,724
5.60%, 02/15/30	1,020	1,004,802
5.70%, 03/15/28	1,800	1,801,379
5.80%, 09/09/30(a)(b)	1,030	1,015,411
6.20%, 03/21/32	1,375	1,367,238
6.35%, 08/15/29	1,227	1,242,335
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	675	662,530
5.95%, 03/01/31(a)	275	267,084
Barings BDC, Inc.
5.20%, 09/15/28	315	309,645
7.00%, 02/15/29(a)	240	243,824
Barings Private Credit Corp., 6.15%, 06/11/30(a)(b)	585	572,199
Blackstone Private Credit Fund
4.00%, 01/15/29(a)	857	820,187
4.95%, 09/26/27	750	746,656
5.05%, 09/10/30	1,210	1,162,341
5.25%, 04/01/30	1,220	1,184,944
5.35%, 03/12/31	865	834,533
5.60%, 11/22/29	930	919,650
5.95%, 07/16/29	1,315	1,316,292

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.95%, 05/15/31(a)	$460	$454,088
6.00%, 01/29/32	1,740	1,719,701
6.00%, 11/22/34	1,985	1,907,652
6.25%, 01/25/31	1,210	1,211,582
7.30%, 11/27/28	1,165	1,207,439
Blackstone Secured Lending Fund
2.85%, 09/30/28	470	443,675
5.13%, 01/31/31(a)	1,055	1,015,075
5.25%, 09/04/29	190	187,401
5.30%, 06/30/30(a)	1,575	1,535,554
5.35%, 04/13/28	1,210	1,208,560
5.88%, 11/15/27	530	534,203
5.90%, 05/21/31	420	415,718
Blue Owl Capital Corp.
2.88%, 06/11/28	1,188	1,121,309
5.95%, 03/15/29(a)	1,415	1,415,528
6.20%, 07/15/30(a)	960	959,723
6.30%, 08/15/31	365	363,487
Blue Owl Credit Income Corp.
5.80%, 03/15/30	1,880	1,830,377
5.90%, 05/23/28	5	4,964
6.60%, 09/15/29	1,755	1,767,740
6.65%, 03/15/31(a)	680	681,923
7.75%, 09/16/27	688	702,434
7.75%, 01/15/29	956	988,213
7.95%, 06/13/28	2,125	2,204,463
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	1,114	1,111,555
6.13%, 01/23/31(a)	110	106,295
6.75%, 04/04/29(a)	1,555	1,562,936
Capital Southwest Corp., 5.95%, 09/18/30	560	556,876
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	250	240,766
6.75%, 02/18/30(a)	410	412,878
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	1,723	1,699,250
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)(b)	1,708	1,623,125
3.38%, 09/06/49(a)(b)	1,200	871,351
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	709	695,061
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(b)	750	714,443
Franklin BSP Capital Corp.
6.00%, 10/02/30(a)(b)	375	360,838
7.20%, 06/15/29	475	485,874
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	475	464,693
5.65%, 09/09/30(a)	790	778,114
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	460	457,084
5.38%, 01/31/29	525	520,930
5.88%, 05/06/28(a)	515	517,442
5.88%, 01/31/31	590	585,399
6.15%, 06/16/31(a)(b)	540	537,888
6.25%, 05/06/30(a)	1,265	1,283,224
Golub Capital BDC, Inc.
6.00%, 07/15/29	1,210	1,213,570
6.25%, 06/01/31	230	229,620
7.05%, 12/05/28	875	900,092
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital Private Credit Fund
5.45%, 08/15/28	$920	$912,065
5.60%, 04/15/31(b)	1,020	983,253
5.80%, 09/12/29	845	837,707
5.88%, 05/01/30(a)	995	985,472
HA Sustainable Infrastructure Capital, Inc.
6.00%, 03/15/36	575	568,574
6.15%, 01/15/31(a)	750	771,646
6.38%, 07/01/34(a)	2,065	2,118,191
6.75%, 07/15/35	898	937,411
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	730	680,457
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	2,665	3,088,908
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	340	321,643
JAB Holdings BV
2.20%, 11/23/30(a)(b)	552	493,823
3.75%, 05/28/51(b)	1,155	796,259
4.50%, 04/08/52(b)	710	549,299
Main Street Capital Corp.
5.40%, 08/15/28	595	592,778
6.50%, 06/04/27	465	469,361
6.95%, 03/01/29(a)	500	515,331
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30(a)	695	695,784
6.15%, 05/17/29	530	536,255
MSD Investment Corp.
6.13%, 02/05/31(b)	250	243,798
6.25%, 05/31/30	775	766,534
New Mountain Finance Corp.
6.20%, 10/15/27	490	492,269
6.88%, 02/01/29(a)	220	220,958
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	460	450,240
5.75%, 02/01/30	335	328,963
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	510	513,054
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(a)	470	465,427
7.10%, 02/15/29(a)	445	453,179
Oaktree Strategic Credit Fund
6.19%, 07/15/30(a)	745	742,120
6.50%, 07/23/29	510	515,255
8.40%, 11/14/28	614	647,313
Pershing Square Holdings Ltd/Fund, 4.95%, 07/15/39(b)	130	118,275
Sixth Street Lending Partners
5.75%, 01/15/30	1,030	1,023,737
6.13%, 07/15/30	1,405	1,414,109
6.50%, 03/11/29	1,230	1,254,652
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(a)	530	526,017
5.65%, 08/15/31(a)	275	271,433
6.13%, 03/01/29(a)	585	593,485
6.95%, 08/14/28	578	595,959
		112,338,242
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	1,032	992,241
4.85%, 10/15/30	280	282,163

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
5.00%, 10/15/34	$1,305	$1,293,084
5.50%, 10/15/35	965	986,046
Lennar Corp.
4.75%, 11/29/27	237	237,538
5.00%, 06/15/27	679	680,672
5.20%, 07/30/30	1,075	1,090,952
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	725	704,870
5.13%, 06/06/27	220	220,299
5.65%, 03/15/35(a)	780	789,654
NVR, Inc., 3.00%, 05/15/30	1,353	1,271,906
PulteGroup, Inc.
4.25%, 03/01/31	795	776,410
4.90%, 03/01/36	495	481,240
6.00%, 02/15/35(a)	794	830,550
6.38%, 05/15/33	650	697,664
7.88%, 06/15/32(a)	463	533,779
Sekisui House U.S., Inc.
2.50%, 01/15/31	905	797,592
3.85%, 01/15/30	535	510,261
3.97%, 08/06/61	302	199,506
6.00%, 01/15/43	970	886,393
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	865	841,815
4.35%, 02/15/28	675	672,237
5.60%, 06/15/35	575	587,637
		16,364,509
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27(a)	860	841,727
3.50%, 11/15/51	940	581,345
4.40%, 03/15/29	1,048	1,022,520
LG Electronics, Inc., 5.63%, 04/24/29(b)	85	87,094
Panasonic Holdings Corp.
3.11%, 07/19/29(a)(b)	625	599,301
5.30%, 07/16/34(a)(b)	845	857,438
		3,989,425
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	855	745,758
2.65%, 04/30/30	997	921,476
4.88%, 12/06/28	1,314	1,324,533
5.75%, 03/15/33	825	856,268
Church & Dwight Co., Inc.
2.30%, 12/15/31	715	632,557
3.15%, 08/01/27(a)	1,002	989,054
3.95%, 08/01/47	720	566,329
5.00%, 06/15/52	970	885,572
5.60%, 11/15/32	960	1,006,438
Clorox Co.(The)
1.80%, 05/15/30(a)	1,270	1,139,628
3.10%, 10/01/27	908	893,041
3.90%, 05/15/28(a)	1,210	1,198,517
4.40%, 05/01/29	1,085	1,079,782
4.60%, 05/01/32	1,010	995,259
4.70%, 05/15/31	635	631,232
4.95%, 05/15/33	635	632,314
5.25%, 05/15/36	635	635,317
Kimberly-Clark Corp.
1.05%, 09/15/27	1,298	1,250,094
Security	Par (000)	Value
Household Products & Wares (continued)
2.00%, 11/02/31(a)	$1,275	$1,124,905
2.88%, 02/07/50	534	346,895
3.10%, 03/26/30	1,969	1,876,563
3.20%, 04/25/29	1,198	1,161,195
3.20%, 07/30/46	590	419,142
3.70%, 06/01/43	565	442,874
3.90%, 05/04/47	849	666,508
3.95%, 11/01/28	1,009	1,001,761
4.50%, 02/16/33	810	807,521
5.30%, 03/01/41	710	715,472
6.63%, 08/01/37(a)	1,536	1,752,804
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	760	678,300
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(a)(b)	3,952	3,900,439
SC Johnson & Son, Inc.
4.00%, 05/15/43(b)	830	669,909
4.35%, 09/30/44(b)	420	340,885
4.75%, 10/15/46(b)	1,455	1,277,167
4.80%, 09/01/40(b)	1,080	1,004,825
5.75%, 02/15/33(b)	130	135,104
		34,705,438
Insurance — 4.9%
200 Park Funding Trust, 5.74%, 02/15/55(a)(b)	2,340	2,302,583
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	250	250,527
ACE Capital Trust II, Series N, 9.70%, 04/01/30	230	268,076
AEGON Funding Co. LLC, 5.63%, 05/07/36(a)	675	673,702
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(d)	1,092	1,095,261
Aflac, Inc.
3.60%, 04/01/30	2,348	2,272,920
4.00%, 10/15/46	645	509,343
4.75%, 01/15/49	1,161	1,008,873
5.15%, 05/14/36	900	900,166
6.45%, 08/15/40	555	602,066
AIA Group Ltd.
3.20%, 09/16/40(b)	2,612	2,015,932
3.38%, 04/07/30(b)	2,000	1,932,288
3.60%, 04/09/29(a)(b)	2,595	2,551,337
3.90%, 04/06/28(b)	905	899,753
4.50%, 03/16/46(a)(b)	1,585	1,414,345
4.88%, 03/11/44(a)(b)	1,000	943,780
4.95%, 04/04/33(a)(b)	1,020	1,039,472
4.95%, 03/30/35(a)(b)	860	852,900
5.38%, 04/05/34(a)(b)	1,885	1,925,451
5.40%, 09/30/54(a)(b)	1,310	1,251,233
5.63%, 10/25/27(a)(b)	1,415	1,440,745
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	1,356	1,469,020
Alleghany Corp.
3.25%, 08/15/51	1,065	706,694
3.63%, 05/15/30	1,185	1,148,685
4.90%, 09/15/44	617	555,951
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.77%)(b)(d)	1,865	1,848,039
6.35%, 09/06/53, (5-year CMT + 3.23%)(b)(d)	1,155	1,203,540
6.50%, (5-year CMT + 2.23%)(b)(d)(e)	1,400	1,406,665
Allstate Corp.(The)
1.45%, 12/15/30	1,396	1,215,228
3.85%, 08/10/49	907	683,411

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.20%, 12/15/46	$1,649	$1,334,367
4.50%, 06/15/43	644	557,128
5.05%, 06/24/29	1,250	1,269,020
5.25%, 03/30/33	915	932,329
5.35%, 06/01/33	685	702,806
5.55%, 05/09/35	1,111	1,148,776
5.95%, 04/01/36	880	928,294
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)(d)	890	911,276
American Financial Group, Inc.
4.50%, 06/15/47(a)	1,210	996,433
5.00%, 09/23/35	595	575,800
American Financial Group, Inc./OH, 5.25%, 04/02/30	1,187	1,200,327
American International Group, Inc.
3.40%, 06/30/30	1,140	1,088,563
3.88%, 01/15/35	895	822,824
4.38%, 06/30/50(a)	1,143	941,020
4.50%, 07/16/44	1,654	1,438,356
4.75%, 04/01/48(a)	2,001	1,757,642
4.80%, 07/10/45	1,000	891,432
4.85%, 05/07/30	1,570	1,584,008
5.13%, 03/27/33(a)	1,830	1,850,661
5.45%, 05/07/35(a)	1,140	1,166,433
6.25%, 05/01/36(a)	615	652,110
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)(d)	360	360,693
American National Global Funding
4.63%, 12/15/28(b)	1,340	1,329,788
4.88%, 01/23/31(a)(b)	765	754,395
5.25%, 06/03/30(b)	980	980,945
5.55%, 01/28/30(a)(b)	1,290	1,309,305
American National Group, Inc.
5.00%, 06/15/27	917	917,987
5.75%, 10/01/29	335	339,994
6.00%, 07/15/35(a)	1,585	1,572,449
6.14%, 06/13/32(a)(b)	750	769,725
Americo Life, Inc., 3.45%, 04/15/31(a)(b)	893	795,828
AmFam Holdings, Inc.
2.81%, 03/11/31(b)	945	833,899
3.83%, 03/11/51(b)	891	612,594
Aon Corp.
2.80%, 05/15/30	1,793	1,670,827
3.75%, 05/02/29	2,128	2,081,906
4.50%, 12/15/28	837	836,708
6.25%, 09/30/40	1,015	1,091,102
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	995	869,773
2.60%, 12/02/31	940	839,660
2.90%, 08/23/51(a)	1,356	836,665
3.90%, 02/28/52	1,802	1,336,324
5.00%, 09/12/32	1,040	1,047,437
5.35%, 02/28/33	1,485	1,517,664
Aon Global Ltd.
4.25%, 12/12/42(a)	550	457,681
4.45%, 05/24/43	296	250,931
4.60%, 06/14/44	1,030	894,924
4.75%, 05/15/45	1,055	927,623
Aon North America, Inc.
5.15%, 03/01/29	1,735	1,762,680
5.30%, 03/01/31	1,265	1,292,124
Security	Par (000)	Value
Insurance (continued)
5.45%, 03/01/34	$3,320	$3,392,388
5.75%, 03/01/54	3,400	3,326,912
Arch Capital Finance LLC, 5.03%, 12/15/46	949	869,921
Arch Capital Group Ltd.
3.64%, 06/30/50	1,517	1,110,921
7.35%, 05/01/34	868	987,062
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	1,017	958,316
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	668	591,185
3.05%, 03/09/52	801	500,032
3.50%, 05/20/51	1,750	1,208,412
4.60%, 12/15/27	1,060	1,062,232
4.85%, 12/15/29	1,415	1,426,861
5.00%, 02/15/32	1,091	1,092,164
5.15%, 02/15/35	3,640	3,614,159
5.45%, 07/15/34	385	390,776
5.50%, 03/02/33(a)	780	802,509
5.55%, 02/15/55(a)	2,875	2,719,154
5.75%, 03/02/53	874	847,030
5.75%, 07/15/54	965	936,397
6.50%, 02/15/34(a)	1,005	1,086,998
6.75%, 02/15/54(a)	1,215	1,330,402
Ascot Group Ltd.
4.25%, 12/15/30(a)(b)	606	569,807
6.35%, 06/15/35, (5-year CMT + 2.38%)(b)(d)	635	642,227
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	25	25,784
Assurant, Inc.
2.65%, 01/15/32	820	722,800
3.70%, 02/22/30	1,126	1,079,938
4.90%, 03/27/28	490	491,399
5.55%, 02/15/36	565	563,252
6.75%, 02/15/34(a)	590	635,493
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(a)(b)(d)	505	479,606
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31(a)	1,315	1,220,883
3.60%, 09/15/51(a)	977	675,819
6.13%, 09/15/28	670	691,406
Athene Global Funding
1.99%, 08/19/28(b)	1,560	1,461,054
2.45%, 08/20/27(a)(b)	750	729,519
2.50%, 03/24/28(b)	1,062	1,016,404
2.55%, 11/19/30(a)(b)	1,215	1,081,578
2.65%, 10/04/31(a)(b)	990	863,386
2.67%, 06/07/31(b)	1,646	1,448,838
2.72%, 01/07/29(a)(b)	1,210	1,141,648
4.72%, 10/08/29(b)	875	864,535
4.83%, 05/09/28(b)	1,050	1,047,410
5.03%, 07/17/30(a)(b)	1,280	1,269,469
5.32%, 11/13/31(b)	1,005	1,003,526
5.35%, 07/09/27(b)	870	875,050
5.38%, 01/07/30(b)	1,475	1,482,685
5.53%, 07/11/31(b)	1,015	1,020,765
5.54%, 08/22/35(a)(b)	1,210	1,194,523
5.58%, 01/09/29(a)(b)	1,990	2,018,450
Athene Holding Ltd.
3.45%, 05/15/52(a)	309	193,787
3.50%, 01/15/31	1,340	1,257,717
3.95%, 05/25/51	1,185	818,228

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.13%, 01/12/28	$1,435	$1,423,040
5.88%, 01/15/34(a)	1,620	1,648,636
6.15%, 04/03/30(a)	1,385	1,438,230
6.25%, 04/01/54	2,220	2,095,975
6.63%, 10/15/54, (5-year CMT + 2.61%)(d)	1,385	1,331,238
6.63%, 05/19/55(a)	1,950	1,926,257
6.65%, 02/01/33	720	764,875
6.88%, 06/28/55, (5-year CMT + 2.58%)(d)	874	846,088
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	405	375,853
AXA SA, 8.60%, 12/15/30	480	549,290
Axis Specialty Finance LLC
3.90%, 07/15/29	978	954,967
4.90%, 01/15/40, (5-year CMT + 3.19%)(d)	607	591,906
Axis Specialty Finance PLC
4.00%, 12/06/27	500	495,459
5.15%, 04/01/45(a)	540	485,548
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,995	2,023,260
Belrose Funding Trust II, 6.79%, 05/15/55(a)(b)	1,775	1,820,991
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	1,532	1,362,183
1.85%, 03/12/30	917	841,322
2.50%, 01/15/51(a)	1,530	906,271
2.85%, 10/15/50(a)	3,010	1,915,066
2.88%, 03/15/32	2,117	1,962,825
3.85%, 03/15/52	5,205	3,963,759
4.20%, 08/15/48	4,503	3,707,134
4.25%, 01/15/49	3,579	2,958,586
4.30%, 05/15/43	930	819,956
4.40%, 05/15/42	1,746	1,569,093
5.75%, 01/15/40(a)	1,395	1,499,479
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	1,775	1,616,582
Brighthouse Financial Global Funding
2.00%, 06/28/28(b)	638	598,037
5.65%, 06/10/29(a)(b)	560	563,806
Brighthouse Financial, Inc.
3.70%, 06/22/27(a)	840	827,730
3.85%, 12/22/51	574	347,927
4.70%, 06/22/47(a)	989	714,268
5.63%, 05/15/30(a)	1,014	1,023,844
Brown & Brown, Inc.
2.38%, 03/15/31	1,803	1,599,934
4.20%, 03/17/32	1,405	1,335,931
4.50%, 03/15/29(a)	920	915,288
4.70%, 06/23/28	1,340	1,342,655
4.90%, 06/23/30	855	854,774
4.95%, 03/17/52	865	727,437
5.25%, 06/23/32(a)	840	842,362
5.55%, 06/23/35(a)	1,800	1,804,522
5.65%, 06/11/34	1,475	1,494,346
6.25%, 06/23/55(a)	2,000	2,007,745
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	2,635	2,310,645
2.85%, 12/15/51	1,195	757,041
3.05%, 12/15/61	2,060	1,262,257
4.15%, 03/13/43	480	407,985
4.35%, 11/03/45	3,157	2,714,465
4.65%, 08/15/29(a)	1,450	1,460,853
4.90%, 08/15/35(a)	2,165	2,136,602
5.00%, 03/15/34(a)	3,619	3,636,140
5.30%, 05/20/36	935	948,233
Security	Par (000)	Value
Insurance (continued)
6.00%, 05/11/37	$1,375	$1,467,643
6.70%, 05/15/36(a)	790	885,722
Series 1, 6.50%, 05/15/38	1,190	1,329,967
Cincinnati Financial Corp.
6.13%, 11/01/34(a)	660	696,225
6.92%, 05/15/28(a)	805	841,645
CNA Financial Corp.
2.05%, 08/15/30	956	855,552
3.45%, 08/15/27	793	783,589
3.90%, 05/01/29	1,109	1,086,528
5.13%, 02/15/34	715	708,221
5.20%, 08/15/35	855	841,617
5.50%, 06/15/33	1,000	1,019,352
CNO Financial Group, Inc.
5.25%, 05/30/29	1,069	1,076,158
6.45%, 06/15/34(a)	1,235	1,288,804
CNO Global Funding
2.65%, 01/06/29(a)(b)	1,180	1,120,422
4.38%, 09/08/28(b)	280	277,428
4.70%, 12/11/30(b)	610	604,247
4.88%, 12/10/27(b)	350	350,363
4.95%, 09/09/29(b)	1,265	1,268,450
5.88%, 06/04/27(b)	720	729,436
Constellation Insurance, Inc., 6.80%, 01/24/30(b)	1,125	1,125,718
Corebridge Financial, Inc.
3.85%, 04/05/29	1,905	1,861,954
3.90%, 04/05/32	3,160	2,973,914
4.35%, 04/05/42	1,235	1,040,631
4.40%, 04/05/52(a)	2,385	1,923,824
5.75%, 01/15/34(a)	790	811,759
6.05%, 09/15/33(a)	1,885	1,976,965
6.38%, 09/15/54, (5-year CMT + 2.65%)(d)	1,304	1,300,754
6.88%, 12/15/52, (5-year CMT + 3.85%)(d)	1,825	1,851,690
Corebridge Global Funding
4.25%, 08/21/28(b)	1,135	1,126,696
4.45%, 10/02/30(b)	1,350	1,328,520
4.55%, 01/09/31(a)(b)	465	458,111
4.65%, 08/20/27(a)(b)	1,475	1,476,560
4.80%, 05/29/29(b)	550	550,574
4.85%, 06/06/30(a)(b)	1,230	1,231,230
4.90%, 01/07/28(b)	885	890,051
4.90%, 12/03/29(b)	1,730	1,734,913
4.90%, 08/21/32(a)(b)	580	574,592
5.20%, 01/12/29(a)(b)	975	987,645
5.20%, 06/24/29(a)(b)	1,450	1,468,716
5.90%, 09/19/28(b)	1,740	1,787,041
Dai-ichi Life Insurance Co. Ltd., 6.20%, (5-year CMT + 2.52%)(b)(d)(e)	3,565	3,643,598
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(a)(b)	470	477,060
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	735	670,687
Empower Finance 2020 LP
1.36%, 09/17/27(b)	213	204,695
1.78%, 03/17/31(b)	1,202	1,046,491
3.08%, 09/17/51(a)(b)	1,280	819,525
Enstar Group Ltd.
3.10%, 09/01/31	1,375	1,223,949
4.95%, 06/01/29(a)	1,305	1,302,822
7.50%, 04/01/45, (5-year CMT + 3.19%)(a)(b)(d)	470	492,165

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	$852	$819,393
1.75%, 11/15/30(b)	1,157	1,010,295
1.80%, 03/08/28(b)	1,310	1,246,310
4.88%, 11/19/27(b)	1,140	1,143,663
5.00%, 03/27/30(b)	490	492,065
5.45%, 03/03/28(a)(b)	840	850,742
Equitable Holdings, Inc.
4.35%, 04/20/28	1,958	1,949,983
4.57%, 02/15/29(a)(b)	1,327	1,314,206
5.00%, 04/20/48	2,297	2,012,104
5.59%, 01/11/33(a)	1,415	1,446,877
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(d)	900	926,457
7.00%, 04/01/28(a)	155	161,122
Essent Group Ltd., 6.25%, 07/01/29	655	676,249
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	1,915	1,196,363
3.50%, 10/15/50	1,620	1,102,022
4.87%, 06/01/44	1,048	905,423
F&G Annuities & Life, Inc.
6.25%, 10/04/34(a)	1,030	1,010,170
6.50%, 06/04/29(a)	1,365	1,387,472
7.40%, 01/13/28(a)	855	879,185
F&G Global Funding
2.00%, 09/20/28(b)	1,180	1,099,398
4.50%, 01/09/29(b)	525	515,662
4.65%, 09/08/28(b)	1,340	1,324,669
5.88%, 06/10/27(b)	715	723,339
5.88%, 01/16/30(a)(b)	585	592,872
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	955	893,096
4.63%, 04/29/30(a)	1,121	1,115,537
4.85%, 04/17/28	1,209	1,213,835
5.63%, 08/16/32	1,255	1,294,190
5.75%, 05/20/35	535	548,624
6.00%, 12/07/33	970	1,017,143
6.10%, 03/15/55	780	782,755
6.35%, 03/22/54	1,765	1,828,974
6.50%, 05/20/55	500	528,247
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	662,949
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.01%)(b)(d)	475	461,517
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.72%)(b)(d)	760	699,279
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	576	490,692
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30(b)	100	97,515
Fidelity National Financial, Inc.
2.45%, 03/15/31(a)	1,342	1,188,749
3.20%, 09/17/51(a)	810	504,001
3.40%, 06/15/30	1,465	1,381,353
4.50%, 08/15/28	1,122	1,119,557
First American Financial Corp.
2.40%, 08/15/31	1,352	1,179,064
4.00%, 05/15/30	1,200	1,154,678
5.45%, 09/30/34	995	984,174
Five Corners Funding Trust II, 2.85%, 05/15/30(a)(b)	2,905	2,705,548
Security	Par (000)	Value
Insurance (continued)
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	$1,500	$1,554,695
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	1,120	1,128,736
Fortitude Global Funding, 4.63%, 10/06/28(a)(b)	670	663,559
Fortitude Group Holdings LLC, 6.25%, 04/01/30(a)(b)	1,195	1,223,972
FWD Group Holdings Ltd., 5.84%, 09/22/35(b)	1,440	1,443,828
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	1,227	1,149,341
2.90%, 01/06/32(a)(b)	1,415	1,236,537
4.40%, 09/23/27(b)	1,345	1,340,760
4.50%, 09/18/30(b)	685	662,187
5.20%, 12/09/31(b)	1,010	994,849
5.40%, 01/13/30(b)	685	686,778
5.50%, 01/08/29(b)	1,565	1,582,115
5.50%, 04/01/32(b)	830	824,692
5.90%, 01/13/35(b)	1,020	1,022,863
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	1,670	1,497,722
4.40%, 10/15/29(a)(b)	971	943,213
6.75%, 03/15/54(a)(b)	1,355	1,319,488
7.95%, 06/15/33(a)(b)	1,136	1,262,165
Globe Life, Inc.
2.15%, 08/15/30	1,172	1,055,372
4.55%, 09/15/28	1,415	1,415,005
4.80%, 06/15/32	605	597,603
5.85%, 09/15/34	750	778,720
Grand River Funding Trust I, 6.31%, 02/15/36(b)	190	190,240
Grand River Funding Trust II, 7.28%, 02/15/56(b)	880	922,615
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	1,065	1,053,760
4.58%, 05/17/48(b)	973	818,515
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	1,385	1,102,008
Guardian Life Global Funding
1.25%, 11/19/27(b)	725	694,087
1.40%, 07/06/27(a)(b)	720	697,926
1.63%, 09/16/28(a)(b)	665	625,081
4.07%, 09/05/28(b)	1,010	1,002,079
4.18%, 09/26/29(b)	1,015	1,004,728
4.33%, 10/06/30(b)	520	513,374
4.40%, 12/11/30(b)	175	173,144
4.67%, 09/05/32(b)	100	98,884
4.80%, 04/28/30(b)	1,365	1,373,603
4.81%, 06/01/31(b)	730	731,951
4.92%, 04/30/33(b)	725	722,065
5.55%, 10/28/27(b)	945	961,194
5.74%, 10/02/28(a)(b)	925	951,473
Guardian Life Insurance Co. of America(The)
3.70%, 01/22/70(a)(b)	756	490,165
4.85%, 01/24/77(a)(b)	1,101	897,152
4.88%, 06/19/64(b)	570	479,750
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	918	833,409
5.50%, 09/01/35(a)	400	402,516
Hartford Insurance Group, Inc.
2.80%, 08/19/29	1,839	1,742,097
2.90%, 09/15/51(a)	1,157	726,128

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.60%, 08/19/49	$1,605	$1,163,728
4.30%, 04/15/43	783	661,828
4.40%, 03/15/48	766	639,982
5.95%, 10/15/36	673	712,818
6.10%, 10/01/41(a)	702	738,998
6.63%, 03/30/40	772	842,350
Henneman Trust, 6.58%, 05/15/55(a)(b)	920	963,137
High Street Funding Trust III, 5.81%, 02/15/55(a)(b)	885	870,881
Horace Mann Educators Corp.
4.70%, 10/01/30	500	494,403
7.25%, 09/15/28	265	278,344
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	900	922,600
Jackson Financial, Inc.
3.13%, 11/23/31(a)	1,375	1,236,579
4.00%, 11/23/51	1,200	828,777
5.17%, 06/08/27	612	615,088
5.67%, 06/08/32(a)	530	536,085
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	817	773,095
4.55%, 09/09/30(b)	500	489,738
4.60%, 10/01/29(b)	940	929,096
5.25%, 04/12/28(a)(b)	965	971,607
5.35%, 01/13/30(b)	1,670	1,687,206
5.55%, 07/02/27(b)	70	70,752
Kemper Corp.
2.40%, 09/30/30(a)	1,080	944,965
3.80%, 02/23/32(a)	510	460,490
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(b)(d)	160	160,400
Liberty Mutual Group, Inc.
3.95%, 10/15/50(b)	2,781	2,054,942
3.95%, 05/15/60(b)	1,279	884,935
4.57%, 02/01/29(b)	2,601	2,595,570
4.85%, 08/01/44(a)(b)	1,130	978,708
5.25%, 05/01/36(a)(b)	1,355	1,338,747
5.50%, 06/15/52(b)	1,845	1,726,770
6.50%, 03/15/35(a)(b)	897	948,914
6.50%, 05/01/42(a)(b)	380	386,418
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	135	149,938
Lincoln Financial Global Funding
4.20%, 01/12/29(b)	500	493,509
4.63%, 05/28/28(b)	1,500	1,501,392
4.63%, 08/18/30(b)	725	717,637
4.95%, 05/21/31(b)	730	728,200
5.30%, 01/13/30(b)	490	496,700
Lincoln National Corp.
2.33%, 08/15/30	1,718	1,551,180
3.05%, 01/15/30(a)	1,423	1,334,383
3.40%, 01/15/31(a)	665	623,406
3.40%, 03/01/32(a)	660	604,093
3.80%, 03/01/28	806	796,048
4.35%, 03/01/48(a)	228	175,209
5.35%, 11/15/35(a)	965	943,207
5.85%, 03/15/34	1,020	1,048,996
6.30%, 10/09/37	884	938,002
7.00%, 06/15/40	847	928,597
Loews Corp.
3.20%, 05/15/30	1,615	1,534,889
4.13%, 05/15/43	1,139	944,554
Security	Par (000)	Value
Insurance (continued)
4.94%, 04/01/36	$775	$756,272
6.00%, 02/01/35(a)	345	364,801
Manulife Financial Corp.
3.70%, 03/16/32	1,480	1,405,030
4.99%, 12/11/35	1,120	1,106,631
5.38%, 03/04/46	1,685	1,633,157
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	1,605	1,143,959
Markel Group, Inc.
3.35%, 09/17/29	1,131	1,089,187
3.45%, 05/07/52	1,305	875,736
3.50%, 11/01/27	405	399,609
4.15%, 09/17/50	946	721,404
4.30%, 11/01/47	703	558,423
5.00%, 03/30/43(a)	430	388,850
5.00%, 04/05/46(a)	646	575,743
5.00%, 05/20/49	1,125	985,825
6.00%, 05/16/54(a)	910	910,610
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	1,670	1,512,969
2.38%, 12/15/31	785	697,744
2.90%, 12/15/51	705	438,872
4.20%, 03/01/48	861	693,869
4.35%, 01/30/47	886	734,571
4.38%, 03/15/29	2,732	2,729,850
4.55%, 11/08/27	1,455	1,461,021
4.65%, 03/15/30	2,090	2,093,567
4.75%, 03/15/39	1,263	1,193,698
4.85%, 11/15/31	1,825	1,838,574
4.90%, 03/15/49	2,721	2,418,865
4.95%, 03/15/36	1,535	1,511,574
5.00%, 03/15/35	3,955	3,925,961
5.15%, 03/15/34	890	899,762
5.35%, 11/15/44	1,135	1,092,855
5.40%, 09/15/33(a)	1,270	1,309,820
5.40%, 03/15/55(a)	1,995	1,896,133
5.45%, 03/15/53	1,315	1,252,885
5.45%, 03/15/54(a)	1,060	1,011,786
5.70%, 09/15/53	1,825	1,805,799
5.75%, 11/01/32	940	987,879
5.88%, 08/01/33(a)	520	556,503
6.25%, 11/01/52	1,100	1,165,935
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	1,040	628,487
3.38%, 04/15/50(a)(b)	1,148	781,515
3.73%, 10/15/70(a)(b)	1,765	1,140,430
4.50%, 04/15/65(a)(b)	535	409,432
4.90%, 04/01/77(b)	633	502,701
5.08%, 02/15/69(b)(d)	1,795	1,588,510
5.38%, 12/01/41(a)(b)	637	583,390
5.67%, 12/01/52(a)(b)	625	604,734
MassMutual Global Funding II
1.55%, 10/09/30(b)	1,288	1,128,793
2.15%, 03/09/31(a)(b)	873	777,338
4.00%, 01/22/29(b)	755	746,188
4.30%, 10/22/27(b)	300	300,175
4.35%, 09/17/31(b)	1,500	1,467,965
4.45%, 03/27/28(b)	1,310	1,312,914
4.55%, 05/07/30(b)	1,510	1,503,581
4.70%, 04/01/31(b)	800	797,648
4.85%, 01/17/29(b)	1,290	1,301,367

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.95%, 01/10/30(b)	$965	$973,391
5.05%, 12/07/27(a)(b)	1,460	1,479,116
5.05%, 06/14/28(b)	1,400	1,419,058
5.05%, 08/26/35(a)(b)	1,270	1,257,172
5.15%, 05/30/29(b)	885	899,305
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(b)(d)	1,275	1,278,172
5.80%, 09/11/54, (5-year CMT + 3.03%)(b)(d)	2,545	2,545,100
6.10%, 06/11/55, (5-year CMT + 2.91%)(a)(b)(d)	3,920	3,994,872
Met Tower Global Funding
4.00%, 10/01/27(a)(b)	855	851,119
4.00%, 01/14/29(a)(b)	720	710,937
4.20%, 09/16/30(a)(b)	835	819,472
4.80%, 01/14/28(a)(b)	800	805,506
5.25%, 04/12/29(b)	995	1,012,985
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	1,509	1,649,514
MetLife, Inc.
4.05%, 03/01/45	1,887	1,547,035
4.13%, 08/13/42	720	605,153
4.55%, 03/23/30	1,985	1,997,015
4.60%, 05/13/46	1,415	1,241,086
4.72%, 12/15/44	1,020	898,989
4.88%, 11/13/43	1,999	1,839,351
5.00%, 07/15/52(a)	2,495	2,256,503
5.25%, 01/15/54(a)	1,805	1,698,843
5.30%, 12/15/34(a)	1,215	1,241,901
5.38%, 07/15/33(a)	1,750	1,810,985
5.70%, 06/15/35	2,306	2,413,331
5.85%, 03/15/56, (5-year CMT + 1.82%)(a)(d)	865	855,266
5.88%, 02/06/41	1,441	1,495,364
6.38%, 06/15/34	1,318	1,437,016
6.40%, 12/15/66	2,219	2,273,900
6.50%, 12/15/32(a)	961	1,053,987
9.25%, 04/08/68(a)(b)	1,280	1,499,956
10.75%, 08/01/69(a)	1,161	1,499,228
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)(d)	2,395	2,460,269
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	1,205	1,051,427
2.40%, 01/11/32(a)(b)	1,115	984,092
2.95%, 04/09/30(b)	1,595	1,500,291
3.00%, 09/19/27(a)(b)	1,454	1,428,951
3.05%, 06/17/29(b)	1,887	1,803,140
3.30%, 03/21/29(a)(b)	1,345	1,301,597
3.85%, 04/06/28(b)	30	29,614
4.15%, 08/25/28(b)	1,370	1,362,624
4.25%, 04/13/28(b)	1,050	1,047,234
4.30%, 08/25/29(b)	1,045	1,038,203
4.35%, 01/12/31(a)(b)	600	592,093
4.40%, 06/30/27(a)(b)	930	932,156
4.85%, 01/08/29(b)	1,695	1,710,405
4.90%, 01/09/30(a)(b)	720	726,328
5.05%, 06/11/27(b)	860	868,482
5.05%, 01/06/28(a)(b)	945	953,876
5.05%, 01/08/34(b)	1,265	1,270,876
5.15%, 03/28/33(b)	2,217	2,243,913
5.40%, 09/12/28(b)	1,460	1,491,450
MGIC Investment Corp., 5.25%, 08/15/28	390	389,991
Security	Par (000)	Value
Insurance (continued)
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(d)(e)	$510	$510,109
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.98%)(b)(d)	1,395	1,430,455
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)	805	803,349
4.55%, 01/13/31(b)	735	725,286
4.75%, 10/15/29(b)	980	982,473
5.45%, 12/12/28(b)	1,325	1,350,371
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(b)	955	964,034
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT +2.95%)(b)(d)	343	347,519
6.80%, 06/15/36(b)	175	189,778
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	780	627,239
Nationwide Financial Services, Inc.
3.90%, 11/30/49(a)(b)	2,225	1,685,849
5.30%, 11/18/44(b)	875	799,716
6.75%, 05/15/87	810	796,466
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(b)	1,985	1,521,767
4.95%, 04/22/44(a)(b)	927	802,767
7.88%, 04/01/33(b)	763	852,070
8.25%, 12/01/31(b)	744	845,148
9.38%, 08/15/39(b)	1,152	1,486,257
New York Life Global Funding
1.20%, 08/07/30(b)	1,380	1,205,880
1.85%, 08/01/31(b)	1,329	1,159,791
3.00%, 01/10/28(a)(b)	1,157	1,132,770
3.90%, 10/01/27(b)	1,140	1,133,260
3.90%, 10/16/28(b)	80	78,930
4.05%, 02/02/29(b)	1,440	1,424,784
4.15%, 07/25/28(b)	1,855	1,845,809
4.20%, 04/20/29(b)	1,020	1,013,185
4.25%, 01/09/31(a)(b)	625	615,679
4.40%, 12/13/27(a)(b)	475	475,400
4.40%, 04/25/28(a)(b)	1,415	1,415,467
4.55%, 01/28/33(a)(b)	1,905	1,876,857
4.60%, 12/05/29(b)	1,150	1,153,098
4.60%, 06/03/30(a)(b)	1,645	1,644,935
4.70%, 01/29/29(a)(b)	1,550	1,559,629
4.85%, 01/09/28(b)	1,845	1,859,337
4.90%, 06/13/28(b)	1,119	1,130,399
5.00%, 06/06/29(a)(b)	880	893,204
5.00%, 01/09/34(a)(b)	2,220	2,225,337
5.20%, 06/03/36(b)	1,100	1,102,785
5.35%, 01/23/35(b)	910	931,389
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	2,066	1,521,740
4.45%, 05/15/69(b)	1,490	1,149,885
5.88%, 05/15/33(a)(b)	1,808	1,888,396
6.75%, 11/15/39(b)	1,731	1,930,649
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(b)(d)	3,220	2,876,821
2.90%, 09/16/51, (5-year CMT + 2.60%)(b)(d)	1,740	1,546,212
3.40%, 01/23/50, (5-year CMT + 2.61%)(b)(d)	2,407	2,265,417
4.00%, 09/19/47, (5-year USD ICE Swap + 2.88%)(b)(d)	660	653,000
4.75%, 04/02/31(a)(b)	1,430	1,431,396

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.05%, 04/02/33(a)(b)	$640	$642,370
5.95%, 04/16/54, (5-year CMT + 2.59%)(b)(d)	2,190	2,227,431
6.25%, 09/13/53, (5-year CMT + 2.95%)(a)(b)(d)	1,885	1,956,487
6.50%, 04/30/55, (5-year CMT + 3.19%)(a)(b)(d)	2,655	2,795,067
NLG Global Funding
4.35%, 09/15/30(b)	570	557,898
5.40%, 01/23/30(b)	1,320	1,343,718
NMI Holdings, Inc., 6.00%, 08/15/29	490	500,858
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	1,360	1,290,860
3.30%, 04/04/29(b)	100	96,651
4.11%, 09/12/27(b)	970	967,349
4.13%, 08/25/28(b)	375	373,122
4.30%, 01/13/31(a)(b)	690	681,544
4.35%, 09/15/27(b)	990	990,350
4.40%, 03/30/29(b)	145	144,733
4.49%, 03/21/28(a)(b)	1,240	1,243,751
4.60%, 06/03/30(a)(b)	880	880,807
4.71%, 01/10/29(b)	1,685	1,696,666
4.74%, 06/30/31(b)	915	917,452
4.90%, 06/12/28(b)	1,335	1,347,498
4.96%, 01/13/30(b)	1,290	1,305,426
5.16%, 05/28/31(a)(b)	1,515	1,551,044
Northwestern Mutual Life Insurance Co.(The)
3.45%, 03/30/51(b)	1,570	1,083,380
3.63%, 09/30/59(b)	2,049	1,388,833
3.85%, 09/30/47(a)(b)	2,842	2,168,688
6.06%, 03/30/40(b)	1,480	1,522,412
6.17%, 05/29/55(a)(b)	1,590	1,649,202
Old Republic International Corp.
3.85%, 06/11/51	1,102	789,242
5.70%, 06/01/36	1,005	1,009,628
5.75%, 03/28/34	820	835,282
Omnis Funding Trust, 6.72%, 05/15/55(b)	1,765	1,837,685
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(a)(b)	845	626,473
Pacific Life Global Funding II
1.45%, 01/20/28(b)	1,067	1,017,391
1.60%, 09/21/28(b)	707	662,604
2.45%, 01/11/32(b)	990	874,482
4.30%, 04/27/29(b)	500	496,277
4.38%, 02/03/31(a)(b)	1,195	1,183,621
4.45%, 05/01/28(b)	590	589,932
4.50%, 08/28/29(a)(b)	1,340	1,335,361
4.85%, 02/10/30(b)	800	803,762
4.88%, 07/17/32(b)	1,165	1,165,942
4.90%, 04/04/28(b)	1,145	1,153,784
4.90%, 01/11/29(a)(b)	1,280	1,290,058
5.50%, 07/18/28(b)	1,140	1,163,749
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	1,499	1,189,837
5.95%, 09/15/55(a)(b)	345	341,659
9.25%, 06/15/39(a)(b)	280	371,727
Pacific LifeCorp
3.35%, 09/15/50(a)(b)	1,400	948,434
5.13%, 01/30/43(b)	877	816,977
5.40%, 09/15/52(a)(b)	1,470	1,382,747
6.60%, 09/15/33(a)(b)	1,000	1,086,411
Security	Par (000)	Value
Insurance (continued)
PartnerRe Finance B LLC
3.70%, 07/02/29	$1,419	$1,377,559
4.50%, 10/01/50, (5-year CMT + 3.82%)(d)	645	621,303
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	760	790,359
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	836	553,196
Pine Street Trust II, 5.57%, 02/15/49(a)(b)	845	785,254
Pine Street Trust III, 6.22%, 05/15/54(b)	980	989,693
Pinnacle Financial Partners, Inc., 5.30%, 01/15/37	575	574,783
Pricoa Global Funding I
4.35%, 11/25/30(a)(b)	640	631,553
4.40%, 08/27/27(b)	465	465,824
4.65%, 08/27/31(b)	1,070	1,063,947
4.65%, 01/12/33(b)	545	533,787
4.70%, 05/28/30(a)(b)	1,685	1,688,151
4.75%, 08/26/32(b)	885	874,846
5.00%, 05/27/31(b)	970	979,514
5.10%, 05/30/28(a)(b)	1,020	1,033,182
5.35%, 05/28/35(a)(b)	1,325	1,339,769
Primerica, Inc., 2.80%, 11/19/31	1,049	947,732
Principal Financial Group, Inc.
2.13%, 06/15/30	928	841,163
3.70%, 05/15/29	613	599,157
4.11%, 02/15/28(b)	920	912,414
4.30%, 11/15/46	570	468,236
4.35%, 05/15/43(a)	580	491,024
4.63%, 09/15/42	780	688,920
5.38%, 03/15/33(a)	840	860,734
5.50%, 03/15/53(a)	620	593,855
6.05%, 10/15/36(a)	1,150	1,229,237
Principal Life Global Funding II
1.50%, 08/27/30(b)	1,177	1,028,324
1.63%, 11/19/30(a)(b)	415	361,719
2.50%, 09/16/29(a)(b)	692	646,356
4.25%, 08/18/28(a)(b)	555	551,354
4.45%, 01/13/31(b)	850	836,849
4.60%, 08/19/27(b)	1,105	1,107,826
4.65%, 05/18/29(b)	595	594,472
4.80%, 01/09/28(b)	680	683,383
4.95%, 11/27/29(b)	645	649,791
5.10%, 01/25/29(b)	1,565	1,584,023
5.50%, 06/28/28(a)(b)	895	910,097
Progressive Corp.(The)
3.00%, 03/15/32	1,302	1,191,525
3.20%, 03/26/30(a)	985	941,511
3.70%, 01/26/45	712	547,394
3.70%, 03/15/52(a)	1,147	842,438
3.95%, 03/26/50	892	688,935
4.00%, 03/01/29	503	499,761
4.13%, 04/15/47	1,381	1,113,097
4.20%, 03/15/48	1,185	969,328
4.35%, 04/25/44	760	644,085
4.60%, 03/26/31(a)	410	409,979
4.95%, 06/15/33(a)	1,125	1,136,109
5.15%, 03/26/36	870	870,432
6.25%, 12/01/32	660	715,369
6.63%, 03/01/29	815	864,219
Protective Life Corp.
3.40%, 01/15/30(b)	1,061	1,008,464

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.30%, 09/30/28(b)	$727	$721,174
4.70%, 01/15/31(b)	1,210	1,194,845
5.35%, 12/15/35(b)	1,150	1,136,027
5.35%, 08/10/52(b)	150	145,366
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	1,400	1,233,026
1.90%, 07/06/28(b)	830	785,753
4.16%, 01/15/29(a)(b)	735	725,051
4.34%, 09/13/27(b)	450	449,218
4.71%, 07/06/27(a)(b)	570	571,455
4.77%, 12/09/29(a)(b)	873	873,305
4.80%, 06/05/30(b)	1,210	1,208,641
4.83%, 04/14/31(b)	600	597,795
5.22%, 06/12/29(b)	790	800,594
5.43%, 01/14/32(b)	870	890,696
5.47%, 12/08/28(b)	1,170	1,193,383
5.76%, 07/05/30(a)(b)	405	418,477
Prudential Financial, Inc.
2.10%, 03/10/30(a)	1,160	1,068,023
3.00%, 03/10/40	910	695,293
3.70%, 10/01/50, (5-year CMT + 3.04%)(d)	1,420	1,306,985
3.70%, 03/13/51(a)	3,118	2,272,931
3.88%, 03/27/28	620	615,481
3.91%, 12/07/47	1,812	1,389,849
3.94%, 12/07/49	1,982	1,508,034
4.35%, 02/25/50	2,044	1,662,750
4.42%, 03/27/48	614	505,194
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)(d)	1,422	1,395,704
4.60%, 05/15/44	1,370	1,192,989
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)(d)	1,990	1,950,967
5.20%, 03/14/35(a)	1,690	1,700,232
5.70%, 12/14/36	1,598	1,661,276
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(d)	1,478	1,480,446
5.75%, 07/15/33(a)	1,091	1,157,439
6.00%, 09/01/52, (5-year CMT + 3.23%)(d)	1,895	1,930,480
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(d)	1,230	1,266,677
6.63%, 12/01/37	717	798,218
6.63%, 06/21/40(a)	795	879,403
6.75%, 03/01/53, (5-year CMT + 2.85%)(d)	970	1,024,466
Prudential Funding Asia PLC
3.13%, 04/14/30	1,704	1,620,660
3.63%, 03/24/32(a)	1,000	941,120
Reinsurance Group of America, Inc.
3.15%, 06/15/30	981	920,548
3.90%, 05/15/29(a)	1,570	1,541,256
5.75%, 09/15/34	1,065	1,094,900
6.00%, 09/15/33(a)	815	851,180
6.38%, 09/15/56, (5-year CMT + 2.34%)(a)(d)	285	281,116
6.65%, 09/15/55, (5-year CMT + 2.39%)(d)	1,340	1,352,483
Reliance Standard Life Global Funding II, 5.28%, 11/07/29(b)	130	130,862
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	189	187,329
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29(a)	935	909,280
5.75%, 06/05/33	1,265	1,299,490
5.80%, 04/01/35	840	863,957
RGA Global Funding
2.70%, 01/18/29(a)(b)	1,715	1,628,311
4.35%, 08/25/28(b)	1,240	1,231,423
Security	Par (000)	Value
Insurance (continued)
4.60%, 11/25/30(b)	$1,110	$1,098,827
5.00%, 08/25/32(a)(b)	1,055	1,049,320
5.05%, 12/06/31(b)	1,150	1,150,757
5.10%, 05/26/31(b)	815	818,664
5.25%, 01/09/30(b)	1,005	1,019,237
5.45%, 05/24/29(a)(b)	1,445	1,474,169
5.50%, 01/11/31(b)	1,170	1,200,691
6.00%, 11/21/28(b)	810	833,965
RLI Corp., 5.38%, 06/01/36	560	543,625
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	225	224,955
Sammons Financial Group Global Funding
4.80%, 12/12/30(b)	510	506,274
4.95%, 06/12/30(b)	1,195	1,192,779
5.05%, 01/10/28(b)	570	572,552
5.10%, 12/10/29(b)	260	260,962
Sammons Financial Group, Inc.
3.35%, 04/16/31(b)	2,165	1,990,166
4.75%, 04/08/32(a)(b)	990	947,752
6.88%, 04/15/34(b)	1,135	1,212,348
SBL Holdings, Inc.
5.00%, 02/18/31(a)(b)	905	811,904
5.90%, 09/26/28(a)(b)	962	932,985
7.20%, 10/30/34(a)(b)	1,575	1,453,228
Securian Financial Group, Inc., 4.80%, 04/15/48(b)	885	754,971
Selective Insurance Group, Inc.
5.38%, 03/01/49(a)	540	495,427
5.90%, 04/15/35	460	476,461
SiriusPoint Ltd., 7.00%, 04/05/29(a)	280	293,718
Sompo Holdings, Inc., 5.41%, 04/22/37, (1-year CMT + 2.13%)(b)(d)	1,590	1,567,792
Sompo International Holdings Ltd., 7.00%, 07/15/34	400	440,546
Stewart Information Services Corp., 3.60%, 11/15/31	996	890,691
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.75%)(a)(b)(d)	2,608	2,387,752
4.00%, 09/14/77(b)(d)	1,715	1,695,663
5.88%, 09/10/55, (5-year CMT + 2.65%)(a)(b)(d)	1,845	1,841,466
5.88%, (5-year CMT + 2.84%)(b)(d)(e)	1,929	1,930,065
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(b)(d)	1,014	1,012,348
Swiss RE Subordinated Finance PLC
5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.81%)(b)(d)	1,055	1,063,960
6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.13%)(b)(d)	1,355	1,355,915
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	525	443,387
Symetra Financial Corp., 5.87%, 04/03/32(b)	80	84,825
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	605	619,260
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)(b)	1,942	1,304,587
4.27%, 05/15/47(b)	3,541	2,855,414
4.90%, 09/15/44(a)(b)	2,669	2,385,840
6.85%, 12/16/39(b)	1,834	2,049,637
Transatlantic Holdings, Inc., 8.00%, 11/30/39	705	854,997

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Travelers Companies, Inc.(The)
2.55%, 04/27/50	$1,315	$787,935
3.05%, 06/08/51	1,570	1,029,722
3.75%, 05/15/46	877	679,265
4.00%, 05/30/47(a)	1,366	1,088,091
4.05%, 03/07/48	988	792,398
4.10%, 03/04/49	1,117	892,623
4.30%, 08/25/45	813	683,309
4.60%, 08/01/43	835	743,835
5.05%, 07/24/35	1,120	1,120,944
5.35%, 11/01/40	1,409	1,401,685
5.45%, 05/25/53(a)	1,120	1,089,461
5.70%, 07/24/55	1,205	1,217,907
6.25%, 06/15/37(a)	1,675	1,830,715
6.75%, 06/20/36	995	1,125,219
Travelers Property Casualty Corp., 6.38%, 03/15/33	1,164	1,286,930
Trinity Acquisition PLC, 6.13%, 08/15/43	397	396,701
Trustage Financial Group, Inc., 4.63%, 04/15/32(a)(b)	485	470,020
Unum Group
4.00%, 06/15/29	1,526	1,499,019
4.05%, 08/15/41(b)	905	734,644
4.13%, 06/15/51(a)	1,215	913,653
4.50%, 12/15/49	940	759,585
5.25%, 12/15/35	895	882,908
5.75%, 08/15/42	831	821,907
6.00%, 06/15/54(a)	610	603,051
W.R. Berkley Corp.
3.15%, 09/30/61	670	402,632
3.55%, 03/30/52(a)	687	478,082
4.00%, 05/12/50	655	502,935
4.75%, 08/01/44(a)	910	809,313
6.25%, 02/15/37(a)	470	501,144
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	805	835,162
Western & Southern Life Insurance Co.(The)
3.75%, 04/28/61(b)	605	404,712
5.15%, 01/15/49(a)(b)	945	843,156
Western-Southern Global Funding
4.25%, 01/29/29(a)(b)	1,185	1,171,785
4.50%, 07/16/28(b)	990	987,440
4.70%, 12/10/32(b)	510	495,551
4.90%, 05/01/30(b)	760	761,641
Willis North America, Inc.
2.95%, 09/15/29	1,615	1,533,334
3.88%, 09/15/49	1,196	891,346
4.50%, 09/15/28	1,547	1,544,684
4.55%, 03/15/31	1,673	1,650,812
4.65%, 06/15/27	825	826,790
5.05%, 09/15/48	1,060	937,707
5.15%, 03/15/36	1,005	984,555
5.35%, 05/15/33	760	770,345
5.90%, 03/05/54	1,230	1,221,052
Wynnton Funding Trust, 5.25%, 08/15/35(b)	780	773,950
Wynnton Funding Trust II, 5.99%, 08/15/55(a)(b)	1,935	1,931,861
XL Group Ltd., 5.25%, 12/15/43(a)	465	433,385
		844,706,173
Internet — 2.9%
Airbnb, Inc.
4.40%, 03/16/29	1,760	1,756,903
Security	Par (000)	Value
Internet (continued)
4.65%, 03/16/31	$1,375	$1,374,984
5.25%, 03/16/36	1,285	1,286,028
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	2,800	2,537,734
2.70%, 02/09/41(a)	1,835	1,372,824
3.15%, 02/09/51	2,815	1,925,732
3.25%, 02/09/61	1,180	764,778
3.40%, 12/06/27	4,052	4,008,162
4.00%, 12/06/37(a)	1,953	1,784,899
4.20%, 12/06/47(a)	3,255	2,718,843
4.40%, 12/06/57(a)	1,765	1,463,184
4.50%, 11/28/34(a)	1,437	1,411,523
4.88%, 05/26/30(a)	1,920	1,957,015
5.25%, 05/26/35(a)	2,155	2,239,575
5.63%, 11/26/54(a)	934	947,452
Alphabet, Inc.
0.80%, 08/15/27(a)	1,625	1,566,362
1.10%, 08/15/30(a)	4,331	3,810,378
1.90%, 08/15/40(a)	2,785	1,854,372
2.05%, 08/15/50(a)	5,020	2,698,518
2.25%, 08/15/60	3,027	1,530,577
3.70%, 02/15/29	4,235	4,180,073
3.88%, 11/15/28	1,370	1,362,138
4.00%, 05/15/30	2,020	1,996,567
4.10%, 11/15/30	3,730	3,691,707
4.10%, 02/15/31(a)	3,770	3,719,326
4.38%, 11/15/32	1,795	1,770,917
4.40%, 02/15/33	3,630	3,571,028
4.50%, 05/15/35	3,114	3,052,284
4.70%, 11/15/35	5,560	5,466,844
4.80%, 02/15/36	6,585	6,511,288
5.25%, 05/15/55	3,195	3,012,614
5.30%, 05/15/65	2,765	2,560,701
5.35%, 11/15/45	4,280	4,179,321
5.45%, 11/15/55	6,955	6,716,642
5.50%, 02/15/46	6,185	6,126,322
5.65%, 02/15/56	4,415	4,388,952
5.70%, 11/15/75	5,540	5,415,101
5.75%, 02/15/66	4,700	4,663,710
Amazon.com, Inc.
1.50%, 06/03/30	3,884	3,476,744
1.65%, 05/12/28	4,080	3,894,755
2.10%, 05/12/31	5,585	4,999,071
2.50%, 06/03/50(a)	4,714	2,772,390
2.70%, 06/03/60	3,346	1,851,329
2.88%, 05/12/41	3,622	2,696,630
3.10%, 05/12/51	6,650	4,376,473
3.15%, 08/22/27	4,821	4,773,155
3.25%, 05/12/61	2,666	1,663,587
3.45%, 04/13/29	2,975	2,913,804
3.60%, 04/13/32	4,295	4,090,740
3.85%, 03/13/28	4,775	4,755,021
3.88%, 08/22/37	4,890	4,406,521
3.90%, 11/20/28	4,535	4,502,335
3.95%, 04/13/52(a)	4,539	3,497,859
4.00%, 03/13/29(a)	5,345	5,305,520
4.05%, 08/22/47	6,418	5,163,835
4.10%, 11/20/30	5,185	5,111,780
4.10%, 04/13/62	2,325	1,740,782
4.25%, 03/13/31	7,195	7,114,428
4.25%, 08/22/57	3,928	3,087,596

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.35%, 03/20/33	$2,940	$2,881,432
4.55%, 12/01/27	4,308	4,340,948
4.55%, 03/13/33	3,225	3,190,815
4.65%, 12/01/29	2,975	3,004,830
4.65%, 11/20/35	5,490	5,364,715
4.70%, 12/01/32(a)	3,840	3,878,589
4.80%, 12/05/34	2,410	2,429,318
4.88%, 03/13/36	6,315	6,239,051
4.95%, 12/05/44(a)	2,813	2,647,675
5.45%, 11/20/55	5,325	5,081,374
5.55%, 11/20/65	3,580	3,394,869
5.65%, 03/13/46	4,985	4,978,327
5.80%, 03/13/56	4,860	4,864,638
5.95%, 03/13/66	8,115	8,175,918
6.05%, 03/13/76	10,156	10,243,704
AppLovin Corp.
5.13%, 12/01/29	2,310	2,336,905
5.38%, 12/01/31	1,370	1,394,309
5.50%, 12/01/34	1,705	1,721,558
5.95%, 12/01/54	750	720,092
Baidu, Inc.
2.38%, 10/09/30	100	92,088
2.38%, 08/23/31(a)	615	555,559
3.43%, 04/07/30(a)	440	425,123
3.63%, 07/06/27	610	606,251
4.38%, 03/29/28(a)	594	593,406
4.88%, 11/14/28	455	459,956
Booking Holdings, Inc.
3.55%, 03/15/28(a)	1,066	1,051,790
5.38%, 05/07/36	475	475,731
eBay, Inc.
2.60%, 05/10/31	1,551	1,401,889
2.70%, 03/11/30	2,122	1,972,561
3.60%, 06/05/27	1,277	1,267,840
3.65%, 05/10/51	2,055	1,497,706
4.00%, 07/15/42	1,356	1,090,993
4.25%, 03/06/29	1,340	1,327,508
5.13%, 11/06/35(a)	850	837,550
5.95%, 11/22/27	675	689,414
6.30%, 11/22/32	905	969,019
Expedia Group, Inc.
2.95%, 03/15/31(a)	1,094	1,006,761
3.25%, 02/15/30(a)	2,461	2,336,414
3.80%, 02/15/28(a)	1,942	1,920,031
4.63%, 08/01/27	1,144	1,145,811
5.40%, 02/15/35(a)	1,815	1,805,349
5.50%, 04/15/36	1,345	1,330,561
JD.com, Inc.
3.38%, 01/14/30	364	352,774
4.13%, 01/14/50	100	81,913
Kuaishou Technology, 4.75%, 01/22/36(b)	100	96,929
Meituan
3.05%, 10/28/30(a)(b)	1,555	1,439,662
4.50%, 04/02/28(b)	920	917,861
4.50%, 05/05/31(b)	330	322,564
4.63%, 10/02/29(b)	2,590	2,577,708
4.75%, 11/05/32(b)	90	87,871
5.13%, 11/05/35(b)	790	770,329
MercadoLibre, Inc., 4.90%, 01/15/33	450	438,480
Meta Platforms, Inc.
3.50%, 08/15/27	4,592	4,562,946
Security	Par (000)	Value
Internet (continued)
3.85%, 08/15/32	$5,637	$5,348,739
4.20%, 11/15/30	4,465	4,407,681
4.30%, 08/15/29	2,240	2,242,422
4.45%, 08/15/52	5,995	4,703,121
4.55%, 05/15/31	5,950	5,929,075
4.55%, 08/15/31	1,560	1,557,675
4.60%, 05/15/28	2,990	3,016,843
4.60%, 11/15/32	6,490	6,409,796
4.65%, 08/15/62	3,301	2,543,708
4.75%, 08/15/34(a)	4,930	4,856,252
4.80%, 05/15/30	2,095	2,125,792
4.88%, 05/15/33	5,950	5,932,915
4.88%, 11/15/35	8,375	8,182,893
4.95%, 05/15/33	3,690	3,710,159
5.25%, 05/15/36(a)	2,975	2,972,484
5.40%, 08/15/54	6,485	5,805,499
5.50%, 11/15/45	8,790	8,250,955
5.55%, 08/15/64	5,550	4,936,828
5.60%, 05/15/53	4,335	4,014,410
5.63%, 11/15/55	12,090	11,148,075
5.75%, 05/15/63	4,035	3,702,437
5.75%, 11/15/65	8,520	7,807,431
6.20%, 05/15/46	7,165	7,244,202
6.30%, 05/15/56	11,055	11,154,614
6.45%, 05/15/66	7,465	7,523,719
Netflix, Inc.
4.88%, 04/15/28	3,585	3,626,191
4.88%, 06/15/30(b)	2,329	2,355,675
4.90%, 08/15/34(a)	1,015	1,020,048
5.38%, 11/15/29(a)(b)	2,115	2,177,098
5.40%, 08/15/54(a)	1,115	1,084,412
5.88%, 11/15/28(a)	3,157	3,271,122
6.38%, 05/15/29	1,885	1,990,549
Prosus NV
3.06%, 07/13/31(b)	2,592	2,361,809
3.68%, 01/21/30(b)	2,596	2,489,355
3.83%, 02/08/51(a)(b)	2,912	1,964,825
4.03%, 08/03/50(b)	1,900	1,332,100
4.19%, 01/19/32(a)(b)	1,425	1,364,762
4.85%, 07/06/27(b)	335	335,676
4.99%, 01/19/52(a)(b)	1,945	1,556,544
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	4,646	4,327,597
2.88%, 04/22/31(b)	1,185	1,112,746
3.24%, 06/03/50(b)	3,580	2,519,899
3.29%, 06/03/60(a)(b)	1,210	804,431
3.60%, 01/19/28(a)(b)	3,844	3,811,942
3.68%, 04/22/41(b)	1,130	963,540
3.84%, 04/22/51(b)	3,125	2,436,532
3.93%, 01/19/38(b)	1,564	1,422,731
3.94%, 04/22/61(b)	1,965	1,490,608
3.98%, 04/11/29(b)	4,534	4,506,725
4.53%, 04/11/49(a)(b)	1,375	1,210,538
Tencent Music Entertainment Group, 2.00%, 09/03/30	1,110	1,004,794
Uber Technologies, Inc.
4.15%, 01/15/31	1,760	1,721,416
4.30%, 01/15/30	2,190	2,167,132
4.50%, 08/15/29(b)	2,645	2,623,992
4.80%, 09/15/34	3,015	2,950,504
4.80%, 09/15/35	1,580	1,538,463

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.35%, 09/15/54(a)	$2,515	$2,341,343
VeriSign, Inc.
2.70%, 06/15/31	1,570	1,420,665
4.75%, 07/15/27	1,155	1,153,684
5.25%, 06/01/32	750	760,525
Weibo Corp., 3.38%, 07/08/30(a)	1,185	1,113,523
		512,848,369
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	1,427	1,415,314
5.38%, 05/19/36	1,590	1,581,392
6.00%, 06/17/34(a)	1,240	1,305,757
6.35%, 06/17/54(a)	1,095	1,146,768
6.55%, 11/29/27	2,205	2,266,778
6.75%, 03/01/41(a)	851	926,235
6.80%, 11/29/32(a)	1,545	1,703,947
7.00%, 10/15/39	1,288	1,437,052
Gerdau Trade, Inc., 5.75%, 06/09/35	1,385	1,411,315
GUSAP III LP, 7.25%, 04/16/44(b)	590	663,012
Nucor Corp.
2.70%, 06/01/30	744	694,701
2.98%, 12/15/55	447	279,210
3.13%, 04/01/32	1,320	1,219,073
3.85%, 04/01/52	1,350	1,028,267
3.95%, 05/01/28(a)	1,020	1,012,980
4.40%, 05/01/48(a)	905	763,846
4.65%, 06/01/30	1,325	1,332,943
5.10%, 06/01/35	1,276	1,289,242
5.20%, 08/01/43(a)	355	344,096
6.40%, 12/01/37(a)	1,050	1,168,321
POSCO
4.50%, 08/04/27(b)	145	145,078
4.50%, 01/16/31(b)	10	9,879
5.00%, 01/16/36(b)	80	77,952
5.75%, 01/17/28(b)	815	829,484
5.88%, 01/17/33(b)	170	179,035
POSCO Holdings, Inc.
5.13%, 05/07/30(b)	145	146,951
5.75%, 05/07/35(b)	225	231,985
Reliance, Inc.
2.15%, 08/15/30	1,244	1,122,211
6.85%, 11/15/36(a)	510	570,759
Steel Dynamics, Inc.
1.65%, 10/15/27	347	334,452
3.25%, 01/15/31	985	925,233
3.25%, 10/15/50	876	584,608
3.45%, 04/15/30	1,545	1,479,558
4.00%, 12/15/28	1,920	1,897,183
5.25%, 05/15/35	1,875	1,889,440
5.38%, 08/15/34	770	783,736
5.75%, 05/15/55	605	599,700
Vale Overseas Ltd.
3.75%, 07/08/30	1,860	1,775,725
6.13%, 06/12/33	1,900	2,002,125
6.40%, 06/28/54	2,570	2,626,103
6.88%, 11/21/36(a)	1,239	1,388,980
6.88%, 11/10/39	1,053	1,170,409
Vale SA, 5.63%, 09/11/42	562	558,156
		44,318,991
Security	Par (000)	Value
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31	$1,160	$1,013,376
4.40%, 09/15/32(a)	897	850,559
Brunswick Corp/DE, 5.85%, 03/18/29(a)	695	712,945
Carnival Corp. Ltd.
4.00%, 08/01/28(a)(b)	1,170	1,149,006
7.00%, 08/15/29(b)	765	793,890
Harley-Davidson, Inc., 4.63%, 07/28/45	628	502,665
Polaris, Inc.
5.60%, 03/01/31(a)	585	583,589
6.95%, 03/15/29(a)	775	809,700
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	10	9,847
4.75%, 05/15/33	2,495	2,429,519
5.25%, 02/27/38	2,090	2,024,192
5.38%, 01/15/36	2,325	2,312,472
5.50%, 04/01/28(b)	4,145	4,191,976
5.63%, 09/30/31(b)	2,975	3,001,105
6.00%, 02/01/33(b)	3,225	3,269,430
6.25%, 03/15/32(b)	1,965	2,007,080
7.50%, 10/15/27(a)	60	62,295
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	10	10,002
		25,733,648
Lodging — 0.3%
Choice Hotels International, Inc.
3.70%, 12/01/29	623	597,696
3.70%, 01/15/31(a)	1,177	1,110,096
5.85%, 08/01/34(a)	1,045	1,059,213
Hyatt Hotels Corp.
4.38%, 09/15/28	1,336	1,328,596
5.05%, 03/30/28(a)	900	907,224
5.25%, 06/30/29	850	863,288
5.38%, 12/15/31	715	729,067
5.40%, 12/15/35(a)	790	783,143
5.50%, 06/30/34(a)	485	493,428
5.75%, 04/23/30(a)	1,005	1,034,310
5.75%, 03/30/32	1,005	1,038,917
Las Vegas Sands Corp.
3.90%, 08/08/29	1,425	1,378,348
5.30%, 05/15/31	675	675,466
5.63%, 06/15/28	1,660	1,683,830
5.65%, 05/18/33	690	694,618
5.90%, 06/01/27	995	1,007,064
6.00%, 08/15/29	1,210	1,244,372
6.00%, 06/14/30	705	727,179
6.20%, 08/15/34(a)	995	1,029,125
Marriott International, Inc., 5.50%, 04/15/37(a)	3,070	3,102,793
Marriott International, Inc./MD
4.20%, 07/15/27	295	294,739
4.50%, 10/15/31	545	539,342
4.50%, 05/01/33	775	751,667
4.50%, 10/01/34	1,520	1,449,517
4.80%, 03/15/30	700	705,394
4.88%, 05/15/29	1,045	1,055,510
4.90%, 04/15/29(a)	1,812	1,831,173
5.00%, 10/15/27	1,995	2,013,135
5.10%, 04/15/32(a)	920	934,969
5.10%, 05/01/38	1,100	1,063,701
5.25%, 10/15/35	975	978,864
5.30%, 05/15/34	1,545	1,565,725

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.35%, 03/15/35	$1,750	$1,776,173
5.55%, 10/15/28	1,110	1,136,687
Series AA, 4.65%, 12/01/28(a)	665	666,745
Series FF, 4.63%, 06/15/30	2,262	2,257,545
Series GG, 3.50%, 10/15/32	2,560	2,362,118
Series HH, 2.85%, 04/15/31	1,962	1,801,572
Series II, 2.75%, 10/15/33(a)	1,070	931,262
Series X, 4.00%, 04/15/28(a)	992	986,136
Sands China Ltd.
2.85%, 03/08/29	637	606,573
3.25%, 08/08/31	1,235	1,134,371
4.38%, 06/18/30(a)	1,425	1,392,203
5.40%, 08/08/28	4,135	4,184,335
		53,907,229
Machinery — 1.0%
AGCO Corp., 5.80%, 03/21/34	1,235	1,269,488
Caterpillar Financial Services Corp.
1.10%, 09/14/27	1,412	1,360,442
3.60%, 08/12/27	1,389	1,381,730
3.70%, 01/10/28(a)	750	745,963
3.75%, 02/23/29	1,340	1,322,207
3.95%, 11/14/28	1,990	1,976,775
4.15%, 01/08/31(a)	850	837,866
4.38%, 08/16/29(a)	1,260	1,261,801
4.40%, 10/15/27	1,045	1,049,489
4.40%, 03/03/28	905	907,908
4.60%, 11/15/27	1,335	1,344,559
4.70%, 11/15/29	1,755	1,774,244
4.80%, 01/08/30(a)	1,240	1,264,320
4.85%, 02/27/29	1,240	1,257,965
Series K, 4.10%, 08/15/28	1,705	1,702,491
Series L, 4.20%, 05/15/28	1,325	1,324,830
Series L, 4.30%, 05/15/29	1,325	1,324,812
Series L, 4.50%, 05/15/31	850	848,512
Caterpillar, Inc.
1.90%, 03/12/31	1,232	1,097,950
2.60%, 09/19/29(a)	1,120	1,060,829
2.60%, 04/09/30	1,182	1,109,758
3.25%, 09/19/49	2,104	1,485,609
3.25%, 04/09/50	1,979	1,392,667
3.80%, 08/15/42	3,427	2,857,269
4.30%, 05/15/44	974	844,904
4.75%, 05/15/64(a)	915	804,684
5.20%, 05/15/35(a)	3,425	3,502,118
5.20%, 05/27/41	1,152	1,154,520
5.30%, 09/15/35	420	437,456
5.50%, 05/15/55(a)	740	751,540
6.05%, 08/15/36(a)	1,110	1,215,513
CNH Industrial Capital LLC
4.38%, 03/07/31(a)	595	583,284
4.50%, 10/08/27	755	755,039
4.50%, 10/16/30	660	652,348
4.55%, 04/10/28(a)	1,450	1,449,448
4.75%, 03/21/28	865	868,058
5.10%, 04/20/29	1,360	1,376,770
5.50%, 01/12/29	1,135	1,158,716
CNH Industrial NV, 3.85%, 11/15/27	1,042	1,032,832
Deere & Co.
2.88%, 09/07/49(a)	599	396,250
3.10%, 04/15/30	1,561	1,488,354
3.75%, 04/15/50	1,594	1,228,497
Security	Par (000)	Value
Machinery (continued)
3.90%, 06/09/42(a)	$2,070	$1,758,346
5.38%, 10/16/29	913	945,173
5.45%, 01/16/35(a)	2,570	2,668,131
5.70%, 01/19/55(a)	1,195	1,229,735
7.13%, 03/03/31(a)	772	855,859
8.10%, 05/15/30(a)	770	874,383
Deere Funding Canada Corp., 4.15%, 10/09/30	575	566,274
Dover Corp.
2.95%, 11/04/29	1,038	986,654
5.38%, 10/15/35(a)	583	606,261
5.38%, 03/01/41(a)	712	709,688
6.60%, 03/15/38(a)	440	491,642
Eaton Capital ULC, 4.45%, 05/09/30(a)	860	857,572
Flowserve Corp.
2.80%, 01/15/32	850	755,005
3.50%, 10/01/30	1,060	1,001,578
5.70%, 05/15/36	680	684,645
GE Vernova, Inc.
4.25%, 02/04/31	1,360	1,342,441
4.88%, 02/04/36	1,525	1,503,024
5.50%, 02/04/56(a)	655	635,077
IDEX Corp.
2.63%, 06/15/31	920	833,817
3.00%, 05/01/30(a)	1,235	1,160,783
4.95%, 09/01/29	675	681,118
Ingersoll Rand, Inc.
5.18%, 06/15/29	1,890	1,928,064
5.20%, 06/15/27	1,150	1,159,331
5.31%, 06/15/31(a)	1,415	1,447,509
5.40%, 08/14/28	1,240	1,262,849
5.45%, 06/15/34	1,400	1,429,271
5.70%, 08/14/33	1,936	2,011,219
5.70%, 06/15/54(a)	1,105	1,091,847
John Deere Capital Corp.
1.45%, 01/15/31	1,240	1,083,069
1.50%, 03/06/28(a)	1,032	985,780
2.00%, 06/17/31	1,155	1,025,260
2.45%, 01/09/30	1,356	1,269,558
2.80%, 09/08/27	853	839,912
2.80%, 07/18/29(a)	1,112	1,062,468
3.05%, 01/06/28	705	692,942
3.35%, 04/18/29(a)	1,225	1,195,630
3.45%, 03/07/29	1,268	1,242,393
3.90%, 06/07/32(a)	970	938,102
4.15%, 09/15/27	1,400	1,401,699
4.20%, 07/15/27(a)	1,315	1,317,056
4.35%, 09/15/32	1,055	1,042,283
4.38%, 10/15/30(a)	1,145	1,140,506
4.40%, 09/08/31	2,336	2,322,559
4.50%, 01/16/29	1,664	1,674,484
4.65%, 01/07/28	1,020	1,027,022
4.70%, 06/10/30	1,820	1,837,759
4.75%, 01/20/28(a)	1,815	1,832,849
4.85%, 06/11/29	1,620	1,644,452
4.85%, 10/11/29(a)	1,007	1,027,505
4.90%, 06/11/27	1,380	1,392,048
4.90%, 03/03/28	1,235	1,248,961
4.90%, 03/07/31(a)	945	959,741
4.95%, 07/14/28	2,405	2,444,426
5.10%, 04/11/34	2,054	2,087,487
5.15%, 09/08/33	1,905	1,955,486

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Series 1, 5.05%, 06/12/34	$1,760	$1,782,205
Series I, 3.90%, 03/09/29(a)	930	920,294
Series I, 4.13%, 01/18/29	860	857,170
Series I, 4.20%, 03/10/31	1,035	1,021,586
Series I, 4.25%, 06/05/28	1,695	1,697,606
Series I, 4.38%, 04/15/31	1,040	1,032,045
Series I, 4.55%, 06/05/30	1,720	1,727,232
Komatsu Finance America, Inc.
4.20%, 09/18/30(b)	855	839,452
5.65%, 10/06/27(b)	570	578,214
Nordson Corp.
4.50%, 12/15/29	1,045	1,041,217
5.60%, 09/15/28	840	856,909
5.80%, 09/15/33	455	474,150
Oshkosh Corp.
3.10%, 03/01/30	720	677,856
4.60%, 05/15/28(a)	615	615,062
Otis Worldwide Corp.
2.57%, 02/15/30	2,819	2,622,986
3.11%, 02/15/40	1,611	1,242,468
3.36%, 02/15/50(a)	1,367	950,149
4.49%, 05/07/29	835	834,963
5.13%, 11/19/31(a)	1,475	1,503,928
5.13%, 09/04/35(a)	875	876,456
5.25%, 08/16/28	1,550	1,576,808
Regal Rexnord Corp.
6.05%, 04/15/28(a)	3,265	3,338,349
6.30%, 02/15/30	2,320	2,421,344
6.40%, 04/15/33	2,400	2,543,353
Rockwell Automation, Inc.
1.75%, 08/15/31	1,350	1,173,925
2.80%, 08/15/61(a)	760	433,624
3.50%, 03/01/29	958	938,008
4.20%, 03/01/49	812	662,308
6.25%, 12/01/37	547	604,695
6.70%, 01/15/28	434	449,083
Vertiv Group Corp., 4.13%, 11/15/28(b)	5	4,939
Vertiv Holdings Co.
4.85%, 03/15/36	435	423,679
5.65%, 03/15/46	665	648,643
5.80%, 03/15/56(a)	1,955	1,926,981
5.95%, 03/15/66	520	513,285
Weir Group, Inc., 5.35%, 05/06/30(b)	295	298,640
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	2,739	2,745,085
4.90%, 05/29/30	1,010	1,019,908
5.50%, 05/29/35	910	931,005
5.61%, 03/11/34	844	869,646
Xylem, Inc./New York
1.95%, 01/30/28	1,568	1,508,077
2.25%, 01/30/31(a)	1,218	1,099,460
4.38%, 11/01/46(a)	795	664,671
5.20%, 06/01/33	1,370	1,390,620
5.45%, 06/01/36	580	592,528
		170,759,160
Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29	3,076	2,885,795
2.88%, 10/15/27	1,573	1,544,286
3.05%, 04/15/30(a)	1,038	983,086
3.13%, 09/19/46(a)	328	225,665
Security	Par (000)	Value
Manufacturing (continued)
3.25%, 08/26/49	$1,910	$1,317,707
3.38%, 03/01/29	1,712	1,666,227
3.63%, 09/14/28(a)	1,314	1,296,916
3.63%, 10/15/47	988	733,929
3.70%, 04/15/50	1,337	992,760
3.88%, 06/15/44	910	730,121
4.00%, 09/14/48(a)	1,855	1,463,939
4.80%, 03/15/30	900	907,636
5.15%, 03/15/35(a)	1,170	1,184,999
5.70%, 03/15/37	1,370	1,427,926
Eaton Corp.
3.10%, 09/15/27	967	954,903
3.85%, 03/06/28	1,415	1,404,207
3.92%, 09/15/47	462	367,098
3.95%, 03/06/29	3,340	3,302,164
4.00%, 11/02/32(a)	935	903,774
4.15%, 03/15/33(a)	2,495	2,423,345
4.15%, 11/02/42	1,418	1,224,674
4.20%, 03/06/31	2,005	1,973,066
4.35%, 05/18/28(a)	1,575	1,577,458
4.50%, 03/06/33	1,125	1,105,956
4.70%, 08/23/52(a)	1,000	892,145
4.80%, 03/06/36	1,485	1,460,883
5.45%, 03/06/56(a)	1,305	1,284,318
Illinois Tool Works, Inc.
3.90%, 09/01/42	1,765	1,487,103
4.88%, 09/15/41	1,365	1,302,810
Parker-Hannifin Corp.
3.25%, 06/14/29	2,451	2,369,605
4.00%, 06/14/49(a)	1,467	1,169,652
4.10%, 03/01/47	1,200	981,551
4.20%, 11/21/34(a)	889	851,949
4.25%, 09/15/27	1,350	1,349,749
4.45%, 11/21/44	349	305,950
4.50%, 09/15/29	1,889	1,893,699
6.25%, 05/15/38	485	532,155
Pentair Finance SARL
4.50%, 07/01/29	1,005	999,368
5.90%, 07/15/32	804	836,493
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	2,288	2,190,845
2.15%, 03/11/31(b)	2,941	2,646,742
2.88%, 03/11/41(b)	2,850	2,136,274
3.30%, 09/15/46(b)	2,156	1,568,113
4.20%, 03/16/47(b)	2,529	2,126,682
4.40%, 05/27/45(b)	2,992	2,596,200
Siemens Funding BV
4.35%, 05/26/28(b)	1,750	1,755,360
4.60%, 05/28/30(b)	2,955	2,968,635
4.90%, 05/28/32(a)(b)	1,915	1,944,948
5.20%, 05/28/35(b)	2,775	2,834,387
5.80%, 05/28/55(b)	2,555	2,619,984
5.90%, 05/28/65(b)	1,347	1,382,433
Teledyne Technologies, Inc.
2.25%, 04/01/28	1,090	1,047,412
2.75%, 04/01/31	1,869	1,713,762
Textron, Inc.
2.45%, 03/15/31	837	756,466
3.00%, 06/01/30	1,155	1,086,442
3.38%, 03/01/28	637	624,397
3.90%, 09/17/29	1,145	1,118,717

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.95%, 03/15/36	$660	$643,809
5.50%, 05/15/35	940	958,330
6.10%, 11/15/33	825	875,707
		85,910,712
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	2,460	2,297,506
2.30%, 02/01/32(a)	2,055	1,750,724
2.80%, 04/01/31	3,260	2,912,777
3.50%, 06/01/41	2,930	2,046,010
3.50%, 03/01/42	2,729	1,880,115
3.70%, 04/01/51(a)	4,174	2,574,640
3.75%, 02/15/28	2,357	2,316,563
3.85%, 04/01/61	2,812	1,635,861
3.90%, 06/01/52	4,830	3,068,519
3.95%, 06/30/62	2,545	1,496,161
4.20%, 03/15/28	2,778	2,748,577
4.40%, 04/01/33	1,740	1,608,918
4.40%, 12/01/61	3,374	2,160,419
4.80%, 03/01/50	5,149	3,820,555
5.05%, 03/30/29	2,296	2,294,998
5.13%, 07/01/49	2,395	1,842,601
5.25%, 04/01/53(a)	2,635	2,056,469
5.38%, 04/01/38	2,035	1,813,522
5.38%, 05/01/47	4,941	3,986,085
5.50%, 04/01/63	1,300	997,283
5.75%, 04/01/48	4,920	4,138,887
5.85%, 12/01/35	2,355	2,292,768
6.10%, 06/01/29	2,980	3,066,090
6.38%, 10/23/35	3,906	3,931,620
6.48%, 10/23/45	6,262	5,788,254
6.55%, 06/01/34	2,940	3,016,447
6.65%, 02/01/34	2,584	2,667,975
6.70%, 12/01/55	1,415	1,339,606
6.83%, 10/23/55	1,260	1,187,724
Comcast Corp.
1.50%, 02/15/31(a)	3,470	3,011,989
1.95%, 01/15/31	3,282	2,911,701
2.45%, 08/15/52(a)	2,877	1,506,356
2.65%, 02/01/30	3,229	3,020,544
2.65%, 08/15/62	1,933	958,944
2.80%, 01/15/51(a)	3,683	2,128,580
2.89%, 11/01/51(a)	8,930	5,212,192
2.94%, 11/01/56	11,082	6,215,124
2.99%, 11/01/63	7,040	3,773,945
3.15%, 02/15/28	340	333,904
3.20%, 07/15/36(a)	2,162	1,816,686
3.25%, 11/01/39	2,658	2,056,297
3.40%, 04/01/30	3,017	2,903,301
3.40%, 07/15/46	3,151	2,172,219
3.45%, 02/01/50	3,358	2,225,319
3.55%, 05/01/28	535	527,586
3.75%, 04/01/40	3,229	2,626,021
3.90%, 03/01/38	2,607	2,242,903
3.97%, 11/01/47	4,021	2,979,476
4.00%, 08/15/47	2,012	1,502,825
4.00%, 03/01/48	2,509	1,862,527
4.00%, 11/01/49(a)	3,941	2,882,436
4.05%, 11/01/52	2,151	1,550,115
Security	Par (000)	Value
Media (continued)
4.15%, 10/15/28	$990	$987,180
4.20%, 08/15/34	2,321	2,183,470
4.25%, 10/15/30	3,236	3,197,021
4.25%, 01/15/33	3,179	3,062,816
4.40%, 08/15/35(a)	1,706	1,610,709
4.60%, 10/15/38	2,245	2,054,919
4.60%, 08/15/45	1,977	1,660,695
4.65%, 02/15/33	2,100	2,076,133
4.65%, 07/15/42	1,595	1,387,991
4.70%, 10/15/48	3,767	3,107,375
4.75%, 03/01/44	1,056	913,685
4.80%, 05/15/33	2,205	2,191,904
4.95%, 05/15/32	1,085	1,090,964
4.95%, 10/15/58	2,010	1,653,589
5.10%, 06/01/29	520	530,949
5.17%, 01/15/37(b)	2,372	2,315,838
5.30%, 06/01/34(a)	2,155	2,189,961
5.30%, 05/15/35(a)	1,905	1,939,043
5.35%, 05/15/53(a)	2,915	2,581,191
5.50%, 11/15/32(a)	1,750	1,814,061
5.50%, 05/15/64(a)	2,570	2,272,710
5.65%, 06/15/35(a)	1,392	1,439,584
5.65%, 06/01/54(a)	2,195	2,022,761
6.05%, 05/15/55(a)	2,115	2,089,243
6.40%, 03/01/40(a)	630	667,138
6.45%, 03/15/37(a)	1,172	1,273,901
6.50%, 11/15/35	1,574	1,722,553
6.55%, 07/01/39(a)	705	765,053
6.95%, 08/15/37(a)	995	1,117,795
7.05%, 03/15/33(a)	1,464	1,641,151
Cox Communications, Inc.
1.80%, 10/01/30(a)(b)	2,435	2,118,604
2.60%, 06/15/31(b)	1,945	1,713,414
2.95%, 10/01/50(a)(b)	1,260	674,980
3.50%, 08/15/27(b)	1,596	1,576,004
3.60%, 06/15/51(a)(b)	1,135	681,626
4.50%, 06/30/43(b)	1,070	809,916
4.60%, 08/15/47(b)	603	433,385
4.70%, 12/15/42(b)	675	522,158
4.80%, 02/01/35(b)	1,236	1,113,932
5.45%, 09/15/28(b)	2,328	2,363,749
5.45%, 09/01/34(a)(b)	1,030	983,151
5.70%, 06/15/33(b)	2,128	2,097,982
5.80%, 12/15/53(b)	1,400	1,174,867
5.95%, 09/01/54(b)	1,265	1,089,842
8.38%, 03/01/39(b)	855	961,516
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	1,030	933,987
Fox Corp.
3.50%, 04/08/30	1,958	1,882,416
4.71%, 01/25/29	4,391	4,406,259
5.48%, 01/25/39	2,208	2,172,195
5.58%, 01/25/49(a)	2,332	2,201,077
6.50%, 10/13/33	2,720	2,927,260
NBCUniversal Media LLC
4.45%, 01/15/43	1,605	1,341,003
5.95%, 04/01/41(a)	765	780,013
6.40%, 04/30/40(a)	740	792,309
News Corp.
3.88%, 05/15/29(b)	885	858,104
5.13%, 02/15/32(a)(b)	715	701,350

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	$571	$612,563
TCI Communications, Inc., 7.13%, 02/15/28	1,314	1,372,003
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,543	1,733,906
Time Warner Cable LLC
4.50%, 09/15/42	2,168	1,639,587
5.50%, 09/01/41	2,176	1,877,556
5.88%, 11/15/40(a)	1,877	1,687,644
6.55%, 05/01/37	2,839	2,835,808
6.75%, 06/15/39	2,892	2,871,827
7.30%, 07/01/38	3,330	3,470,437
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	1,527	1,510,926
3.00%, 07/30/46(a)	480	330,442
3.70%, 12/01/42	980	779,936
4.13%, 06/01/44	1,910	1,582,352
4.38%, 08/16/41	689	609,766
Series B, 7.00%, 03/01/32	353	394,782
Series E, 4.13%, 12/01/41	923	792,412
Videotron Ltd.
3.63%, 06/15/29(a)(b)	1,580	1,531,166
5.70%, 01/15/35(b)	1,235	1,249,241
Walt Disney Co.(The)
2.00%, 09/01/29	3,074	2,858,435
2.20%, 01/13/28(a)	2,134	2,074,638
2.65%, 01/13/31	3,826	3,546,187
2.75%, 09/01/49	3,455	2,158,745
3.50%, 05/13/40	3,410	2,801,667
3.60%, 01/13/51	4,176	3,064,069
3.75%, 03/14/29	3,675	3,625,619
3.80%, 03/22/30(a)	2,430	2,380,648
3.80%, 05/13/60	1,829	1,323,326
4.00%, 03/14/31	3,540	3,473,466
4.63%, 03/14/36	2,154	2,096,941
4.63%, 03/23/40(a)	1,803	1,690,457
4.70%, 03/23/50(a)	3,225	2,843,506
4.75%, 09/15/44	1,048	943,163
4.75%, 11/15/46	1,012	897,423
4.95%, 10/15/45	978	899,719
5.40%, 10/01/43	1,009	993,381
6.15%, 03/01/37	1,080	1,174,573
6.15%, 02/15/41	1,377	1,478,772
6.20%, 12/15/34(a)	1,870	2,051,281
6.40%, 12/15/35	1,858	2,058,174
6.55%, 03/15/33	635	704,574
6.65%, 11/15/37	2,495	2,812,777
7.75%, 12/01/45	544	678,228
		295,543,269
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	455	376,433
4.20%, 06/15/35	570	537,908
4.38%, 06/15/45(a)	816	700,128
Timken Co.(The)
4.13%, 04/01/32	605	574,099
4.50%, 12/15/28	985	983,266
Valmont Industries, Inc.
5.00%, 10/01/44	804	729,766
5.25%, 10/01/54	595	550,945
		4,452,545
Security	Par (000)	Value
Mining — 1.2%
Anglo American Capital PLC
2.63%, 09/10/30(b)	$2,350	$2,161,115
2.88%, 03/17/31(b)	1,118	1,026,274
3.88%, 03/16/29(a)(b)	885	869,602
3.95%, 09/10/50(b)	880	663,012
4.00%, 09/11/27(b)	50	49,578
4.50%, 03/15/28(a)(b)	1,850	1,849,837
4.63%, 03/19/31(b)	1,390	1,376,048
4.75%, 03/16/52(a)(b)	1,704	1,447,306
5.00%, 03/21/33(b)	890	884,829
5.25%, 03/19/36(a)(b)	880	871,057
5.50%, 05/02/33(b)	2,190	2,242,941
5.63%, 04/01/30(a)(b)	1,510	1,557,613
5.75%, 04/05/34(b)	1,905	1,974,977
6.00%, 04/05/54(a)(b)	1,015	1,021,726
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	1,172	1,121,431
Antofagasta PLC
2.38%, 10/14/30(b)	445	401,624
5.63%, 05/13/32(a)(b)	740	756,197
5.63%, 09/09/35(b)	615	619,730
6.25%, 05/02/34(b)	745	789,757
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	290	314,595
Barrick Mining Corp.
5.25%, 04/01/42(a)	760	745,446
6.45%, 10/15/35(a)	575	629,865
Barrick North America Finance LLC
5.70%, 05/30/41	1,586	1,615,765
5.75%, 05/01/43	1,763	1,788,596
7.50%, 09/15/38(a)	757	888,996
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,290	1,349,723
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	2,174	1,875,581
4.75%, 02/28/28	1,923	1,937,539
4.90%, 02/28/33(a)	1,643	1,651,994
5.00%, 02/21/30	1,840	1,869,693
5.00%, 02/15/36	680	682,476
5.00%, 09/30/43	4,671	4,409,667
5.10%, 09/08/28	1,495	1,518,600
5.13%, 02/21/32	1,500	1,533,405
5.25%, 09/08/30	1,806	1,852,166
5.25%, 09/08/33	3,460	3,544,316
5.30%, 02/21/35(a)	2,925	2,993,592
5.50%, 09/08/53(a)	1,400	1,381,651
5.75%, 09/05/55	1,790	1,820,716
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)(b)	1,939	1,833,197
3.15%, 01/14/30(b)	1,674	1,580,092
3.15%, 01/15/51(b)	1,047	658,358
3.63%, 08/01/27(b)	1,865	1,842,367
3.70%, 01/30/50(b)	4,893	3,395,106
3.75%, 01/15/31(a)(b)	935	890,653
4.25%, 07/17/42(b)	1,410	1,151,314
4.38%, 02/05/49(b)	2,515	1,966,931
4.50%, 08/01/47(b)	2,235	1,791,694
4.88%, 11/04/44(b)	1,677	1,446,720
5.13%, 02/02/33(b)	1,685	1,673,848
5.53%, 01/30/37(b)	1,800	1,780,740
5.63%, 09/21/35(a)(b)	954	959,467

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.63%, 10/18/43(b)	$1,633	$1,552,411
5.95%, 01/08/34(b)	2,237	2,311,387
6.15%, 10/24/36(b)	825	857,460
6.30%, 09/08/53(b)	2,535	2,558,918
6.33%, 01/13/35(a)(b)	2,250	2,370,420
6.44%, 01/26/36(b)	2,807	2,986,530
6.78%, 01/13/55(b)	3,220	3,389,855
Freeport Indonesia PT
5.32%, 04/14/32(b)	2,305	2,302,680
6.20%, 04/14/52(b)	1,625	1,588,911
Freeport-McMoRan, Inc.
4.13%, 03/01/28	885	878,865
4.25%, 03/01/30(a)	1,190	1,172,237
4.38%, 08/01/28	1,090	1,084,750
4.63%, 08/01/30	1,811	1,804,913
5.00%, 09/01/27(a)	545	545,172
5.25%, 09/01/29	960	968,676
5.40%, 11/14/34	1,850	1,884,380
5.45%, 03/15/43	3,410	3,313,882
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	1,109	861,218
Glencore Canada Corp., 6.20%, 06/15/35(a)	485	507,614
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	826	808,905
6.00%, 11/15/41(a)(b)	925	945,724
6.90%, 11/15/37(b)	684	760,021
Glencore Funding LLC
2.50%, 09/01/30(b)	2,325	2,119,207
2.63%, 09/23/31(b)	1,755	1,572,955
2.85%, 04/27/31(b)	1,810	1,651,230
3.38%, 09/23/51(b)	1,000	671,275
3.88%, 10/27/27(b)	1,025	1,016,845
3.88%, 04/27/51(a)(b)	1,092	806,442
4.88%, 03/12/29(b)	1,584	1,593,554
4.90%, 07/01/31(b)	700	700,375
4.91%, 04/01/28(a)(b)	1,040	1,046,773
5.19%, 04/01/30(b)	1,440	1,460,331
5.20%, 07/01/33(b)	975	978,762
5.37%, 04/04/29(a)(b)	2,170	2,212,320
5.40%, 05/08/28(b)	1,505	1,526,409
5.51%, 04/01/36(b)	980	989,991
5.63%, 04/04/34(b)	1,915	1,972,922
5.67%, 04/01/35(b)	1,550	1,594,729
5.70%, 05/08/33(b)	1,075	1,114,031
5.89%, 04/04/54(a)(b)	885	883,420
6.13%, 10/06/28(b)	1,545	1,595,163
6.14%, 04/01/55(a)(b)	1,055	1,087,481
6.38%, 10/06/30(b)	1,525	1,615,021
6.50%, 10/06/33(b)	2,675	2,901,849
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	325	334,524
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	1,800	1,820,862
5.80%, 05/15/50(a)(b)	855	794,619
6.53%, 11/15/28(b)	1,187	1,233,073
6.76%, 11/15/48(b)	600	622,657
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)	1,170	1,145,483
4.75%, 08/06/50(a)(b)	686	564,132
5.65%, 09/12/49(b)	1,610	1,495,143
Security	Par (000)	Value
Mining (continued)
Kinross Gold Corp.
6.25%, 07/15/33	$920	$982,040
6.88%, 09/01/41(a)	520	569,775
Minera Mexico SA de CV
4.50%, 01/26/50(a)(b)	2,090	1,717,583
5.63%, 02/12/32(b)	740	743,626
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(a)(b)	572	567,440
4.70%, 05/12/31(b)	857	830,827
Newmont Corp.
2.60%, 07/15/32(a)	1,660	1,497,476
2.80%, 10/01/29	680	645,136
4.88%, 03/15/42(a)	872	822,380
5.45%, 06/09/44	874	852,112
5.88%, 04/01/35	1,187	1,262,597
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,226	1,178,923
4.20%, 05/13/50(a)	970	777,021
5.35%, 03/15/34	1,900	1,956,810
5.75%, 11/15/41(a)	820	819,286
Nexa Resources SA
6.60%, 04/08/37(a)(b)	1,065	1,104,766
6.75%, 04/09/34(a)(b)	850	897,690
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	1,010	1,049,852
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	582	610,329
6.13%, 12/15/33	1,469	1,572,752
7.25%, 03/15/31	1,426	1,579,922
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	2,490	1,529,045
5.20%, 11/02/40	2,211	2,181,837
7.13%, 07/15/28(a)	1,960	2,070,122
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,451	1,238,003
4.50%, 03/14/28	1,650	1,657,199
4.75%, 03/22/42	513	473,783
4.88%, 03/14/30	3,685	3,731,568
5.00%, 03/14/32	1,485	1,504,855
5.00%, 03/09/33	1,945	1,969,709
5.13%, 03/09/53	1,785	1,655,802
5.25%, 03/14/35	3,075	3,134,828
5.75%, 03/14/55	3,255	3,294,643
5.88%, 03/14/65	1,625	1,663,212
South32 Treasury Ltd., 4.35%, 04/14/32(b)	1,215	1,162,172
Southern Copper Corp.
5.25%, 11/08/42	2,037	1,941,470
5.88%, 04/23/45	2,918	2,949,579
6.75%, 04/16/40	2,135	2,370,113
7.50%, 07/27/35	1,734	2,011,211
Vale Canada Ltd., 7.20%, 09/15/32	175	192,062
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 05/13/32(b)	55	56,718
Yamana Gold, Inc.
2.63%, 08/15/31	1,125	1,002,395
4.63%, 12/15/27(a)	646	645,470
		212,110,169
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29(a)	1,480	1,411,949
3.28%, 12/01/28(a)	1,155	1,107,603

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
3.57%, 12/01/31	$1,905	$1,741,816
4.25%, 04/01/28	1,115	1,100,935
5.10%, 03/01/30	1,040	1,038,271
5.55%, 08/22/34	545	538,782
		6,939,356
Oil & Gas — 4.0%
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(b)	1,525	1,507,879
4.50%, 09/11/34(b)	2,435	2,345,368
5.13%, 09/11/54(b)	2,985	2,677,840
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	2,605	2,568,132
Aker BP ASA
3.10%, 07/15/31(b)	1,990	1,821,613
3.75%, 01/15/30(b)	2,279	2,199,985
4.00%, 01/15/31(b)	1,510	1,454,989
5.13%, 10/01/34(b)	1,390	1,368,015
5.25%, 10/30/35(b)	1,890	1,853,880
5.60%, 06/13/28(a)(b)	1,595	1,619,698
5.80%, 10/01/54(b)	1,470	1,382,924
6.00%, 06/13/33(b)	2,100	2,192,056
Antero Resources Corp.
5.38%, 03/01/30(b)	1,080	1,089,503
5.40%, 02/01/36	990	978,296
APA Corp.
4.25%, 01/15/30(a)	1,120	1,104,239
5.10%, 09/01/40	805	742,251
5.35%, 07/01/49	760	668,678
6.00%, 01/15/37	310	316,154
6.10%, 02/15/35	680	706,703
6.75%, 02/15/55	1,110	1,166,557
BP Capital Markets America, Inc.
1.75%, 08/10/30	1,792	1,606,207
2.72%, 01/12/32	3,395	3,070,225
2.77%, 11/10/50(a)	3,025	1,872,119
2.94%, 06/04/51	4,260	2,711,990
3.00%, 02/24/50	3,926	2,569,815
3.00%, 03/17/52	2,625	1,681,838
3.06%, 06/17/41	2,963	2,244,674
3.38%, 02/08/61	3,618	2,352,001
3.63%, 04/06/30(a)	2,252	2,187,656
3.94%, 09/21/28	2,006	1,987,319
4.23%, 11/06/28	4,005	3,991,798
4.70%, 04/10/29	1,950	1,964,702
4.81%, 02/13/33	5,137	5,133,018
4.87%, 11/25/29	1,390	1,409,663
4.89%, 09/11/33	2,840	2,841,175
4.97%, 10/17/29(a)	1,585	1,611,272
4.99%, 04/10/34	2,461	2,474,470
5.02%, 11/17/27	1,454	1,470,347
5.23%, 11/17/34(a)	3,980	4,052,132
BP Capital Markets PLC
3.28%, 09/19/27	2,498	2,476,196
3.72%, 11/28/28	1,606	1,581,253
4.88%, (5-year CMT + 4.40%)(d)(e)	3,125	3,078,758
6.13%, (5-year CMT + 1.92%)(a)(d)(e)	1,895	1,935,409
6.45%, (5-year CMT + 2.15%)(a)(d)(e)	2,030	2,132,982
Burlington Resources LLC
5.95%, 10/15/36(a)	960	1,026,671
7.20%, 08/15/31	987	1,097,850
Security	Par (000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	$1,244	$1,168,827
4.95%, 06/01/47(a)	1,397	1,243,292
5.00%, 12/15/29(a)	1,165	1,182,336
5.40%, 12/15/34(a)	1,345	1,364,580
5.85%, 02/01/35	662	691,004
6.25%, 03/15/38	2,062	2,191,543
6.45%, 06/30/33	655	711,943
6.50%, 02/15/37	875	945,165
6.75%, 02/01/39(a)	698	766,469
7.20%, 01/15/32(a)	800	890,558
Cenovus Energy, Inc.
2.65%, 01/15/32	1,238	1,106,804
3.75%, 02/15/52(a)	1,606	1,157,599
4.65%, 03/20/31	1,355	1,344,149
5.25%, 06/15/37	646	628,725
5.40%, 03/20/36	1,005	1,003,356
5.40%, 06/15/47	1,208	1,119,814
6.75%, 11/15/39	917	1,013,305
Chevron Corp.
2.24%, 05/11/30(a)	2,743	2,533,594
2.98%, 05/11/40	820	623,007
3.08%, 05/11/50	1,241	837,582
Chevron USA, Inc.
1.02%, 08/12/27	1,438	1,389,081
2.34%, 08/12/50(a)	1,389	801,764
3.25%, 10/15/29(a)	1,204	1,166,592
3.85%, 01/15/28	1,309	1,302,959
3.95%, 08/13/27	775	774,364
4.05%, 08/13/28	1,110	1,106,272
4.30%, 10/15/30(a)	2,275	2,272,495
4.48%, 02/26/28	1,555	1,563,868
4.50%, 10/15/32	2,195	2,197,712
4.69%, 04/15/30	2,310	2,332,603
4.82%, 04/15/32	1,345	1,366,006
4.85%, 10/15/35(a)	1,585	1,587,318
4.98%, 04/15/35(a)	1,525	1,543,385
5.25%, 11/15/43(a)	705	702,454
6.00%, 03/01/41	405	437,938
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	341,552
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,081,176
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	1,018,994
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29(a)	685	654,233
3.30%, 09/30/49	500	378,548
4.25%, 05/09/43	1,200	1,091,249
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	376,480
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	295,159
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	805	805,223
CNOOC Petroleum North America ULC
5.88%, 03/10/35	135	146,669
6.40%, 05/15/37	245	280,446
7.50%, 07/30/39(a)	195	247,258
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	250	273,422
Conoco Funding Co., 7.25%, 10/15/31	300	335,372

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
ConocoPhillips
4.88%, 10/01/47	$725	$643,794
5.90%, 05/15/38	700	741,588
ConocoPhillips Co.
3.76%, 03/15/42	1,674	1,365,352
3.80%, 03/15/52	1,762	1,301,555
4.03%, 03/15/62(a)	3,615	2,648,147
4.30%, 11/15/44	1,547	1,307,382
4.70%, 01/15/30(a)	2,755	2,774,619
4.85%, 01/15/32	1,610	1,627,871
5.00%, 01/15/35(a)	2,515	2,520,970
5.05%, 09/15/33	1,980	2,013,603
5.30%, 05/15/53	1,785	1,671,527
5.50%, 01/15/55(a)	2,335	2,247,482
5.55%, 03/15/54	2,095	2,035,623
5.65%, 01/15/65	720	696,489
5.70%, 09/15/63	1,720	1,675,974
5.90%, 10/15/32	1,159	1,241,387
5.95%, 03/15/46(a)	755	775,396
6.50%, 02/01/39	2,380	2,638,199
6.95%, 04/15/29	1,198	1,280,909
Continental Resources, Inc./OK
2.88%, 04/01/32(b)	1,885	1,664,690
4.38%, 01/15/28	1,963	1,952,390
4.90%, 06/01/44	1,571	1,292,287
5.75%, 01/15/31(a)(b)	3,105	3,169,007
Coterra Energy, Inc.
4.38%, 03/15/29	1,382	1,376,689
5.40%, 02/15/35(a)	1,300	1,317,517
5.60%, 03/15/34	1,060	1,095,189
5.90%, 02/15/55	1,620	1,595,169
Devon Energy Corp.
4.50%, 01/15/30	1,124	1,119,143
4.75%, 05/15/42	1,317	1,178,360
5.00%, 06/15/45	1,240	1,115,900
5.20%, 09/15/34(a)	2,580	2,597,900
5.25%, 10/15/27	3	3,001
5.60%, 07/15/41	2,355	2,328,098
5.75%, 09/15/54(a)	2,015	1,950,018
5.88%, 06/15/28(a)	780	780,060
7.88%, 09/30/31	1,089	1,247,907
7.95%, 04/15/32	965	1,113,345
Diamondback Energy, Inc.
3.13%, 03/24/31(a)	2,341	2,192,902
3.50%, 12/01/29	1,723	1,671,040
5.15%, 01/30/30	1,830	1,867,231
5.40%, 04/18/34	2,310	2,363,936
5.55%, 04/01/35	1,946	2,007,086
5.75%, 04/18/54(a)	2,115	2,077,905
5.90%, 04/18/64	1,985	1,965,005
6.25%, 03/15/33	1,690	1,814,662
6.25%, 03/15/53	1,355	1,409,556
Empresa Nacional del Petroleo
4.50%, 09/14/47(a)(b)	1,031	850,709
5.25%, 11/06/29(b)	971	977,560
5.95%, 07/30/34(b)	1,095	1,124,038
6.15%, 05/10/33(a)(b)	1,185	1,235,428
Eni SpA
4.25%, 05/09/29(a)(b)	2,345	2,329,708
5.25%, 05/18/36(b)	1,645	1,629,954
5.50%, 05/15/34(b)	1,710	1,744,718
Security	Par (000)	Value
Oil & Gas (continued)
5.70%, 10/01/40(a)(b)	$950	$934,675
5.75%, 05/19/35(b)	905	934,522
5.95%, 05/15/54(a)(b)	2,225	2,218,877
6.00%, 05/18/56(b)	1,500	1,496,260
Series X-R, 4.75%, 09/12/28(b)	2,070	2,082,273
Eni USA, Inc., 7.30%, 11/15/27	1,240	1,289,214
EOG Resources, Inc.
3.90%, 04/01/35	1,141	1,053,055
4.38%, 04/15/30	1,553	1,545,773
4.40%, 07/15/28	1,690	1,691,804
4.40%, 01/15/31	1,271	1,257,628
4.95%, 04/15/50(a)	1,840	1,648,003
5.00%, 07/15/32(a)	2,235	2,261,864
5.10%, 01/15/36(a)	505	501,215
5.35%, 01/15/36	2,215	2,250,725
5.65%, 12/01/54(a)	1,715	1,685,786
5.95%, 07/15/55	1,375	1,409,920
EQT Corp.
3.63%, 05/15/31(b)	1,150	1,081,801
3.90%, 10/01/27	324	321,939
4.50%, 01/15/29	605	601,456
4.75%, 01/15/31	1,685	1,675,312
5.00%, 01/15/29	763	769,193
5.70%, 04/01/28	981	1,001,211
5.75%, 02/01/34	1,320	1,364,043
7.00%, 02/01/30	1,350	1,440,999
7.50%, 06/01/30	1,350	1,462,214
Equinor ASA
2.38%, 05/22/30	1,057	977,827
3.13%, 04/06/30(a)	1,888	1,802,108
3.25%, 11/18/49	1,212	843,102
3.63%, 09/10/28	1,250	1,235,741
3.63%, 04/06/40	774	649,300
3.70%, 04/06/50	1,957	1,475,592
3.95%, 05/15/43	1,242	1,031,678
4.25%, 06/02/28(a)	800	800,980
4.25%, 11/23/41	724	631,615
4.50%, 09/03/30	300	300,067
4.75%, 11/14/35(a)	1,625	1,596,443
4.80%, 11/08/43	898	829,332
5.10%, 08/17/40	1,008	990,050
5.13%, 06/03/35	1,025	1,043,288
6.50%, 12/01/28(b)	605	636,517
6.80%, 01/15/28(a)	375	390,097
7.15%, 01/15/29	175	186,590
7.25%, 09/23/27	734	763,154
Expand Energy Corp.
4.75%, 02/01/32	2,305	2,262,165
5.38%, 02/01/29	1,155	1,152,518
5.38%, 03/15/30	2,665	2,688,658
5.70%, 01/15/35	1,460	1,490,841
Exxon Mobil Corp.
2.44%, 08/16/29	2,539	2,406,024
2.61%, 10/15/30(a)	3,493	3,255,688
3.00%, 08/16/39	1,402	1,116,464
3.10%, 08/16/49(a)	2,814	1,914,406
3.45%, 04/15/51	4,726	3,390,163
3.48%, 03/19/30	4,110	3,988,659
3.57%, 03/06/45	1,925	1,500,057
4.11%, 03/01/46	5,702	4,754,001
4.23%, 03/19/40	3,791	3,435,058

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.33%, 03/19/50	$4,591	$3,848,683
GS Caltex Corp., 5.38%, 08/07/28(b)	55	55,996
Harbour Energy PLC, 6.33%, 04/01/35(b)	1,470	1,513,564
Helmerich & Payne, Inc.
2.90%, 09/29/31	1,097	988,150
4.65%, 12/01/27	715	715,619
4.85%, 12/01/29(a)	665	666,244
5.50%, 12/01/34(a)	1,080	1,069,506
Hess Corp.
5.60%, 02/15/41	2,501	2,552,964
5.80%, 04/01/47(a)	1,017	1,039,622
6.00%, 01/15/40	1,624	1,720,338
7.13%, 03/15/33	1,279	1,450,766
7.30%, 08/15/31	1,267	1,421,879
7.88%, 10/01/29	1,191	1,317,521
HF Sinclair Corp.
4.50%, 10/01/30(a)	780	763,774
5.00%, 02/01/28	1,060	1,058,423
5.50%, 09/01/32	870	878,542
5.75%, 01/15/31(a)	1,245	1,275,043
6.25%, 01/15/35	1,330	1,383,946
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)(b)	1,035	1,103,341
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	1,065	969,568
5.38%, 04/24/30(b)	2,160	2,189,639
5.75%, 04/19/47(b)	1,771	1,689,926
6.38%, 10/24/48(b)	2,336	2,351,675
Marathon Petroleum Corp.
3.80%, 04/01/28	1,054	1,041,263
4.50%, 04/01/48	1,022	826,563
4.75%, 09/15/44	1,447	1,264,854
5.00%, 09/15/54(a)	878	751,713
5.15%, 03/01/30	2,390	2,431,554
5.70%, 03/01/35(a)	1,665	1,715,676
5.85%, 12/15/45	631	605,899
6.50%, 03/01/41	2,660	2,864,841
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,411	1,533,118
Occidental Petroleum Corp.
3.50%, 08/15/29(a)	220	213,908
4.20%, 03/15/48(a)	635	500,432
4.40%, 04/15/46	975	804,756
4.40%, 08/15/49	537	422,136
4.63%, 06/15/45	635	528,830
5.38%, 01/01/32(a)	1,775	1,823,351
5.55%, 10/01/34(a)	2,050	2,113,828
6.05%, 10/01/54(a)	1,625	1,646,749
6.20%, 03/15/40	1,230	1,292,320
6.45%, 09/15/36	3,230	3,507,638
6.60%, 03/15/46(a)	2,215	2,374,823
6.63%, 09/01/30	2,383	2,541,353
7.50%, 05/01/31	1,460	1,627,726
7.88%, 09/15/31	1,095	1,246,787
7.95%, 06/15/39	580	695,665
8.88%, 07/15/30	2,135	2,427,145
OQ SAOC, 5.13%, 05/06/28(b)	10	10,013
ORLEN SA, 6.00%, 01/30/35(a)(b)	1,620	1,678,387
Ovintiv, Inc.
6.25%, 07/15/33	785	832,565
6.50%, 08/15/34	1,140	1,228,532
6.50%, 02/01/38	907	963,126
Security	Par (000)	Value
Oil & Gas (continued)
6.63%, 08/15/37	$901	$968,581
7.10%, 07/15/53(a)	688	763,473
7.20%, 11/01/31	797	877,804
7.38%, 11/01/31	875	971,794
8.13%, 09/15/30	913	1,024,222
Patterson-UTI Energy, Inc.
3.95%, 02/01/28(a)	875	872,135
5.15%, 11/15/29	740	745,313
6.05%, 05/15/36	205	205,896
7.15%, 10/01/33	800	867,594
Permian Resources Operating LLC
6.25%, 02/01/33(b)	50	51,369
7.00%, 01/15/32(b)	35	36,495
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	815	820,268
Pertamina Persero PT
2.30%, 02/09/31(a)(b)	1,890	1,677,420
3.10%, 01/21/30(a)(b)	840	788,366
3.10%, 08/27/30(b)	1,395	1,293,725
3.65%, 07/30/29(a)(b)	1,355	1,308,020
4.15%, 02/25/60(a)(b)	1,490	1,096,954
4.18%, 01/21/50(a)(b)	1,935	1,487,304
4.70%, 07/30/49(b)	1,327	1,105,814
5.63%, 05/20/43(b)	2,041	1,930,850
6.00%, 05/03/42(a)(b)	2,070	2,040,131
6.45%, 05/30/44(b)	2,672	2,748,802
6.50%, 05/27/41(b)	585	611,103
6.50%, 11/07/48(b)	1,410	1,456,390
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	2,010	1,801,839
3.40%, 04/28/61(b)	3,405	2,308,473
3.50%, 04/21/30(b)	4,563	4,406,889
4.50%, 03/18/45(a)(b)	2,840	2,531,297
4.55%, 04/21/50(b)	4,893	4,306,227
4.80%, 04/21/60(a)(b)	1,712	1,527,321
4.95%, 01/03/31(b)	2,670	2,721,850
5.34%, 04/03/35(a)(b)	3,040	3,136,803
5.85%, 04/03/55(a)(b)	2,820	2,956,225
Petronas Energy Canada Ltd., 2.11%, 03/23/28(a)(b)	985	946,039
Phillips 66
3.30%, 03/15/52(a)	1,925	1,269,730
4.88%, 11/15/44	3,306	2,945,384
5.88%, 05/01/42	2,585	2,607,561
Phillips 66 Co.
2.15%, 12/15/30	1,986	1,784,015
3.15%, 12/15/29	1,468	1,399,430
3.75%, 03/01/28	823	813,006
3.90%, 03/15/28	1,583	1,569,247
4.65%, 11/15/34	1,396	1,358,250
4.68%, 02/15/45	1,070	919,151
4.90%, 10/01/46	1,389	1,225,425
4.95%, 12/01/27	1,395	1,406,917
4.95%, 03/15/35(a)	1,475	1,467,255
5.25%, 06/15/31	3,765	3,845,323
5.30%, 06/30/33	2,250	2,289,293
5.50%, 03/15/55(a)	890	829,102
5.65%, 06/15/54(a)	850	804,293
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(d)	720	715,517
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)(d)	1,095	1,100,794

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Pioneer Natural Resources Co.
1.90%, 08/15/30	$1,441	$1,301,060
2.15%, 01/15/31	1,053	948,095
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	410	428,021
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(b)	1,450	994,473
4.50%, 10/25/42(b)	80	70,625
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(b)	1,595	1,565,479
2.99%, 01/15/30(a)(b)	490	462,926
3.90%, 12/06/59(b)	1,175	878,058
6.35%, 06/12/42(b)	275	297,138
Qatar Energy
2.25%, 07/12/31(b)	5,006	4,483,506
3.13%, 07/12/41(b)	6,165	4,632,502
3.30%, 07/12/51(a)(b)	8,317	5,610,114
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	467	468,030
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	3,130	2,818,101
3.63%, 01/12/52(b)	3,190	2,288,138
3.67%, 11/30/27(b)	460	453,184
3.75%, 01/12/62(b)	1,225	859,055
4.88%, 02/10/45(b)	985	895,129
6.25%, 10/19/40(b)	1,385	1,503,808
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(b)	1,215	1,217,457
5.20%, 09/16/30(b)	1,400	1,415,448
5.98%, 09/16/35(b)	1,920	1,967,438
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	4,799	4,331,909
4.13%, 09/17/30(b)	3,000	2,916,834
4.25%, 10/02/29(b)	1,275	1,255,045
4.63%, 09/17/35(b)	3,050	2,930,876
4.75%, 10/02/34(a)(b)	2,450	2,384,415
Santos Finance Ltd.
3.65%, 04/29/31(a)(b)	2,071	1,938,956
5.75%, 11/13/35(b)	1,795	1,816,488
6.88%, 09/19/33(a)(b)	1,445	1,574,156
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	2,938	2,639,986
3.25%, 11/24/50(b)	4,369	2,864,239
3.50%, 04/16/29(a)(b)	4,061	3,923,593
3.50%, 11/24/70(b)	4,113	2,542,183
4.25%, 04/16/39(a)(b)	5,137	4,533,268
4.38%, 02/02/31(b)	3,000	2,943,578
4.38%, 04/16/49(b)	4,746	3,833,018
4.75%, 06/02/30(b)	1,725	1,717,865
5.00%, 02/02/36(b)	2,500	2,444,536
5.25%, 07/17/34(b)	3,779	3,802,837
5.38%, 06/02/35(b)	1,680	1,699,370
5.75%, 07/17/54(b)	3,829	3,620,042
5.88%, 07/17/64(b)	3,995	3,758,873
6.00%, 02/02/56(b)	1,500	1,458,629
6.38%, 06/02/55(b)	4,231	4,309,685
Shell Finance U.S., Inc.
2.38%, 11/07/29	2,185	2,047,796
2.75%, 04/06/30	2,931	2,757,911
3.00%, 11/26/51(b)	1,170	760,692
3.13%, 11/07/49(b)	2,197	1,477,355
3.25%, 04/06/50(a)	3,132	2,171,347
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 09/12/46(a)	$1,994	$1,546,190
3.88%, 11/13/28(b)	2,140	2,124,129
4.00%, 05/10/46	3,150	2,526,960
4.13%, 11/06/30	1,960	1,930,217
4.13%, 05/11/35	2,334	2,214,065
4.38%, 05/11/45	4,541	3,886,475
4.55%, 08/12/43	1,979	1,754,401
4.75%, 01/06/36	1,505	1,481,268
5.13%, 10/15/41(b)	1,170	1,124,007
5.50%, 03/25/40(b)	2,305	2,332,074
6.38%, 12/15/38(b)	4,263	4,687,336
Shell International Finance BV
2.38%, 11/07/29	515	482,324
2.75%, 04/06/30	425	403,940
2.88%, 11/26/41	1,025	749,552
3.13%, 11/07/49(a)	430	287,882
3.25%, 04/06/50(a)	310	212,829
3.63%, 08/21/42	1,036	824,281
3.88%, 11/13/28(a)	25	24,863
4.00%, 05/10/46(a)	980	786,691
4.13%, 05/11/35(a)	485	476,107
4.38%, 05/11/45	1,015	867,442
4.55%, 08/12/43	620	540,701
6.38%, 12/15/38(a)	185	203,702
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	290	259,484
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,942	1,898,306
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	400	414,488
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	1,675	1,474,752
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	790	699,107
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	1,670	1,648,656
4.00%, 09/13/47(b)	750	643,356
4.25%, 04/12/47(b)	310	275,755
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	1,454	1,340,157
2.70%, 05/13/30(a)(b)	2,175	2,050,216
2.95%, 08/08/29(a)(b)	1,254	1,206,189
2.95%, 11/12/29(a)(b)	1,004	959,895
3.10%, 01/08/51(b)	1,020	730,351
3.35%, 05/13/50(b)	1,314	985,093
3.44%, 11/12/49(a)(b)	665	512,470
3.68%, 08/08/49(b)	1,202	969,710
4.25%, 09/12/28(a)(b)	890	890,020
4.60%, 09/12/48(a)(b)	1,018	949,343
Suncor Energy, Inc.
3.75%, 03/04/51(a)	1,380	992,358
4.00%, 11/15/47	1,850	1,424,934
5.95%, 12/01/34	1,009	1,060,093
6.50%, 06/15/38	830	889,400
6.80%, 05/15/38	959	1,052,377
6.85%, 06/01/39	1,591	1,770,239
7.00%, 11/15/28(a)	495	522,058
7.15%, 02/01/32	1,200	1,331,192
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)(b)	660	615,920

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	$905	$821,875
3.75%, 06/18/50(a)(b)	980	708,164
4.63%, 11/20/28(a)(b)	715	710,342
5.38%, 11/20/48(b)	400	368,628
TotalEnergies Capital International SA
2.83%, 01/10/30	3,061	2,898,535
2.99%, 06/29/41	2,058	1,542,543
3.13%, 05/29/50	4,170	2,809,243
3.39%, 06/29/60	1,456	951,935
3.46%, 02/19/29	2,589	2,536,545
3.46%, 07/12/49	2,055	1,476,738
TotalEnergies Capital SA
3.88%, 10/11/28	1,344	1,335,053
4.72%, 09/10/34	925	918,051
5.15%, 04/05/34	2,195	2,236,507
5.28%, 09/10/54	1,655	1,560,098
5.43%, 09/10/64	3,045	2,870,011
5.49%, 04/05/54(a)	3,440	3,341,798
5.64%, 04/05/64	2,475	2,408,311
TotalEnergies Capital USA LLC
4.25%, 01/13/31	740	730,971
4.57%, 01/13/33	255	251,839
4.86%, 01/13/36	965	951,331
Valero Energy Corp.
2.15%, 09/15/27	889	865,782
2.80%, 12/01/31	920	831,066
3.65%, 12/01/51	2,010	1,405,539
4.00%, 04/01/29	882	868,985
4.00%, 06/01/52(a)	1,018	750,837
4.35%, 06/01/28	1,533	1,530,745
4.90%, 03/15/45	658	582,228
5.15%, 02/15/30	1,690	1,721,074
5.15%, 03/10/36(a)	1,110	1,098,989
6.63%, 06/15/37	2,766	3,054,685
7.50%, 04/15/32(a)	1,895	2,156,120
Var Energi ASA
5.88%, 05/22/30(b)	1,200	1,239,695
6.50%, 05/22/35(b)	1,195	1,268,669
7.50%, 01/15/28(b)	2,080	2,167,817
8.00%, 11/15/32(b)	1,870	2,134,040
Viper Energy Partners LLC
4.90%, 08/01/30	520	518,391
5.70%, 08/01/35	1,510	1,543,718
Woodside Finance Ltd.
3.70%, 03/15/28(b)	1,790	1,763,379
4.50%, 03/04/29(a)(b)	3,256	3,239,573
4.90%, 05/19/28(a)	570	574,143
5.10%, 09/12/34	2,050	2,036,649
5.40%, 05/19/30	1,745	1,778,515
5.70%, 05/19/32	815	843,644
5.70%, 09/12/54	1,830	1,755,688
6.00%, 05/19/35	2,320	2,424,263
XTO Energy, Inc., 6.75%, 08/01/37	582	667,655
		703,184,252
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	2,025	1,955,803
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29(a)	675	647,527
3.34%, 12/15/27(a)	2,698	2,661,820
Security	Par (000)	Value
Oil & Gas Services (continued)
4.05%, 03/11/29	$775	$767,904
4.08%, 12/15/47(a)	2,313	1,851,294
4.35%, 06/15/31	3,230	3,177,576
4.49%, 05/01/30	1,057	1,055,311
4.65%, 06/15/33	2,135	2,096,473
5.00%, 06/15/36	3,300	3,250,310
5.85%, 06/15/56	4,130	4,117,193
Guara Norte SARL, 5.20%, 06/15/34(b)	357	348,526
Halliburton Co.
2.92%, 03/01/30(a)	2,263	2,130,509
4.50%, 11/15/41	735	643,255
4.75%, 08/01/43	1,583	1,409,914
4.85%, 11/15/35(a)	1,870	1,821,382
5.00%, 11/15/45	3,693	3,351,958
6.70%, 09/15/38(a)	1,362	1,511,520
7.45%, 09/15/39	2,078	2,439,891
NOV, Inc.
3.60%, 12/01/29(a)	1,343	1,299,884
3.95%, 12/01/42(a)	1,984	1,597,304
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	1,132	1,054,010
3.90%, 05/17/28(b)	2,922	2,897,194
4.30%, 05/01/29(a)(b)	1,694	1,686,115
4.50%, 05/15/28(a)(b)	725	726,775
4.85%, 05/15/33(a)(b)	575	573,820
5.00%, 11/15/29(b)	965	979,854
5.00%, 06/01/34(a)(b)	845	848,706
Schlumberger Investment SA
2.65%, 06/26/30	1,047	974,867
4.55%, 05/07/31	725	723,576
4.80%, 05/07/33(a)	675	673,908
5.15%, 05/07/36(a)	685	685,242
		49,959,421
Packaging & Containers — 0.3%
Amcor Finance USA, Inc.
4.50%, 05/15/28(a)	990	989,551
5.63%, 05/26/33(a)	880	907,352
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	1,738	1,602,046
2.69%, 05/25/31	1,468	1,329,920
4.25%, 03/08/29	1,275	1,262,504
4.80%, 03/17/28	1,650	1,658,640
5.10%, 03/17/30	615	622,823
5.13%, 03/12/36(a)	1,010	991,539
5.50%, 03/17/35(a)	1,191	1,209,734
Amcor Group Finance PLC, 5.45%, 05/23/29	1,435	1,469,322
AptarGroup, Inc.
3.60%, 03/15/32	360	335,116
4.75%, 03/30/31	1,055	1,046,065
Berry Global, Inc.
5.50%, 04/15/28	800	813,030
5.65%, 01/15/34(a)	1,265	1,293,480
5.80%, 06/15/31	1,290	1,342,097
CCL Industries, Inc., 3.05%, 06/01/30(a)(b)	1,345	1,261,659
Packaging Corp. of America
3.00%, 12/15/29(a)	855	812,073
3.05%, 10/01/51	1,500	967,477
3.40%, 12/15/27(a)	1,116	1,099,734
4.05%, 12/15/49	759	587,135
5.20%, 08/15/35	1,105	1,104,417
5.70%, 12/01/33	1,050	1,091,174

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	$1,180	$1,199,640
5.44%, 04/03/34	1,725	1,751,444
5.78%, 04/03/54(a)	2,060	2,043,463
Smurfit Westrock Financing DAC
5.19%, 01/15/36	980	969,293
5.42%, 01/15/35(a)	1,554	1,570,523
Sonoco Products Co.
2.85%, 02/01/32(a)	1,210	1,091,839
3.13%, 05/01/30	1,385	1,303,888
4.60%, 09/01/29	1,335	1,332,692
5.00%, 09/01/34(a)	1,085	1,067,972
5.75%, 11/01/40(a)	520	523,022
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	640	685,505
WestRock MWV LLC
7.95%, 02/15/31	550	619,942
8.20%, 01/15/30	1,565	1,742,744
WRKCo, Inc.
3.00%, 06/15/33(a)	1,032	910,179
3.90%, 06/01/28	1,280	1,265,030
4.00%, 03/15/28	1,058	1,049,748
4.20%, 06/01/32	826	792,828
4.90%, 03/15/29	764	769,483
		44,486,123
Pharmaceuticals — 4.4%
AbbVie, Inc.
3.20%, 11/21/29	10,123	9,721,008
3.78%, 03/03/28	1,820	1,805,052
4.05%, 11/21/39	7,111	6,271,096
4.13%, 03/15/31	1,705	1,673,945
4.25%, 11/14/28	3,157	3,156,332
4.25%, 11/21/49	10,195	8,345,615
4.30%, 05/14/36	1,598	1,513,019
4.40%, 03/15/33	2,880	2,826,316
4.40%, 11/06/42	4,774	4,213,102
4.45%, 05/14/46	4,246	3,652,288
4.50%, 05/14/35	5,010	4,839,621
4.55%, 03/15/35	3,468	3,369,307
4.63%, 10/01/42	895	807,395
4.65%, 03/15/28	1,446	1,455,841
4.70%, 05/14/45	5,307	4,747,889
4.75%, 03/15/36	1,735	1,700,416
4.75%, 03/15/45	1,403	1,264,656
4.80%, 03/15/29	4,520	4,571,110
4.85%, 06/15/44	1,817	1,668,199
4.88%, 03/15/30	2,195	2,227,191
4.88%, 11/14/48	3,415	3,075,853
4.95%, 03/15/31	3,830	3,897,502
5.05%, 03/15/34	4,615	4,683,531
5.20%, 03/15/35	1,510	1,537,252
5.35%, 03/15/44	1,450	1,419,528
5.40%, 03/15/54	5,785	5,574,023
5.50%, 03/15/64	2,050	1,974,378
5.55%, 03/15/56	1,760	1,726,223
5.60%, 03/15/55	1,900	1,882,550
5.65%, 03/15/66	2,585	2,540,394
Astrazeneca Finance LLC
1.75%, 05/28/28(a)	2,348	2,241,316
2.25%, 05/28/31	1,235	1,110,998
4.00%, 03/02/31	1,790	1,752,856
4.30%, 03/02/33	910	887,287
Security	Par (000)	Value
Pharmaceuticals (continued)
4.60%, 03/02/36(a)	$1,290	$1,255,795
4.85%, 02/26/29(a)	2,300	2,331,649
4.88%, 03/03/28	2,135	2,160,431
4.88%, 03/03/33	700	710,809
4.90%, 03/03/30	945	960,600
4.90%, 02/26/31	1,885	1,915,474
5.00%, 02/26/34	1,960	1,984,340
AstraZeneca PLC
1.38%, 08/06/30	3,012	2,663,021
2.13%, 08/06/50(a)	985	548,866
3.00%, 05/28/51(a)	1,430	955,929
3.13%, 06/12/27	1,310	1,299,680
4.00%, 01/17/29	1,402	1,393,533
4.00%, 09/18/42	1,910	1,623,401
4.38%, 11/16/45	1,854	1,619,909
4.38%, 08/17/48(a)	1,266	1,090,127
6.45%, 09/15/37	4,905	5,476,654
Bayer Corp., 6.65%, 02/15/28(a)(b)	1,289	1,330,944
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)(b)	768	568,637
4.20%, 07/15/34(b)	1,619	1,494,066
4.38%, 12/15/28(b)	6,202	6,148,716
4.40%, 07/15/44(b)	1,722	1,384,233
4.63%, 06/25/38(a)(b)	2,267	2,053,629
4.65%, 11/15/43(a)(b)	565	460,981
4.70%, 07/15/64(b)	1,535	1,186,435
4.88%, 06/25/48(a)(b)	3,735	3,126,514
5.50%, 07/30/35(b)	925	918,846
Bayer U.S. Finance LLC
6.25%, 01/21/29(a)(b)	2,240	2,320,587
6.38%, 11/21/30(b)	2,675	2,818,114
6.50%, 11/21/33(b)	2,695	2,876,062
6.88%, 11/21/53(a)(b)	1,295	1,401,391
Becton Dickinson & Co.
1.96%, 02/11/31	2,362	2,089,853
2.82%, 05/20/30	1,861	1,739,292
3.70%, 06/06/27	3,118	3,099,146
3.79%, 05/20/50(a)	1,275	918,627
4.30%, 08/22/32(a)	1,234	1,199,355
4.67%, 06/06/47	20	17,533
4.69%, 02/13/28	1,475	1,482,417
4.87%, 02/08/29	1,365	1,376,464
5.11%, 02/08/34	1,130	1,134,817
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	1,663	1,595,864
1.45%, 11/13/30	1,911	1,679,055
2.35%, 11/13/40	1,573	1,103,547
2.55%, 11/13/50	2,636	1,553,014
2.95%, 03/15/32	2,610	2,391,201
3.25%, 08/01/42	685	518,624
3.40%, 07/26/29	3,356	3,260,663
3.45%, 11/15/27(a)	1,275	1,262,711
3.55%, 03/15/42	2,365	1,881,763
3.70%, 03/15/52	4,037	2,947,477
3.90%, 02/20/28(a)	280	278,941
3.90%, 03/15/62	2,079	1,491,545
4.13%, 06/15/39	3,970	3,552,771
4.25%, 10/26/49	7,057	5,729,992
4.35%, 11/15/47	2,199	1,833,505
4.50%, 03/01/44	605	528,844
4.55%, 02/20/48	2,307	1,978,514

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.63%, 05/15/44	$1,620	$1,438,453
4.90%, 02/22/29(a)	740	753,725
5.00%, 08/15/45(a)	1,500	1,391,446
5.10%, 02/22/31	2,100	2,147,788
5.20%, 02/22/34(a)	4,300	4,401,082
5.50%, 02/22/44	1,090	1,081,546
5.55%, 02/22/54	5,065	4,934,060
5.65%, 02/22/64(a)	440	432,648
5.75%, 02/01/31(a)	2,330	2,443,612
5.88%, 11/15/36(a)	622	658,001
5.90%, 11/15/33	1,202	1,282,126
6.25%, 11/15/53(a)	665	708,723
6.40%, 11/15/63(a)	400	439,070
Cardinal Health, Inc.
3.41%, 06/15/27	1,931	1,912,941
4.37%, 06/15/47	897	736,725
4.50%, 09/15/30	1,475	1,463,114
4.50%, 11/15/44	677	571,926
4.60%, 03/15/43	605	525,323
4.90%, 09/15/45	859	763,655
5.00%, 11/15/29	1,825	1,847,880
5.13%, 02/15/29(a)	1,700	1,725,899
5.15%, 09/15/35(a)	1,040	1,036,430
5.35%, 11/15/34	1,530	1,547,088
5.45%, 02/15/34(a)	1,240	1,267,691
5.75%, 11/15/54	1,170	1,153,869
Cencora, Inc.
2.70%, 03/15/31	2,335	2,132,564
2.80%, 05/15/30	1,085	1,013,153
3.45%, 12/15/27	1,153	1,137,387
3.95%, 02/13/29(a)	860	847,444
4.25%, 11/15/30(a)	560	549,936
4.25%, 03/01/45	865	716,153
4.30%, 12/15/47	837	689,944
4.60%, 02/13/33	1,040	1,020,726
4.63%, 12/15/27	1,110	1,115,016
4.85%, 12/15/29	1,290	1,300,783
4.90%, 02/13/36	1,275	1,244,406
5.13%, 02/15/34(a)	915	919,668
5.15%, 02/15/35	705	706,246
5.65%, 02/13/56(a)	1,355	1,329,163
CVS Health Corp.
1.30%, 08/21/27	3,102	2,988,837
1.75%, 08/21/30	2,510	2,222,855
1.88%, 02/28/31	2,470	2,170,119
2.13%, 09/15/31	2,400	2,096,938
2.70%, 08/21/40	490	345,775
3.25%, 08/15/29	3,497	3,356,288
3.75%, 04/01/30	2,509	2,430,818
4.13%, 04/01/40	1,071	910,673
4.25%, 04/01/50	645	498,654
4.30%, 03/25/28(a)	9,971	9,939,674
4.78%, 03/25/38	9,811	9,161,487
4.88%, 07/20/35	1,873	1,814,044
5.00%, 01/30/29	2,250	2,276,091
5.00%, 09/15/32	1,455	1,461,924
5.05%, 03/25/48	15,044	13,200,900
5.13%, 02/21/30	2,660	2,698,569
5.13%, 07/20/45	6,573	5,912,751
5.25%, 01/30/31	1,550	1,581,703
5.25%, 02/21/33	3,070	3,120,864
Security	Par (000)	Value
Pharmaceuticals (continued)
5.30%, 06/01/33	$2,905	$2,947,950
5.30%, 12/05/43	1,595	1,479,230
5.40%, 06/01/29(a)	1,860	1,901,800
5.45%, 09/15/35	2,235	2,262,147
5.55%, 06/01/31	2,015	2,077,313
5.63%, 02/21/53	2,375	2,226,677
5.70%, 06/01/34	2,772	2,863,217
5.88%, 06/01/53(a)	2,740	2,650,222
6.00%, 06/01/44	2,225	2,235,765
6.00%, 06/01/63	1,574	1,528,519
6.05%, 06/01/54	1,990	1,979,555
6.13%, 09/15/39(a)	1,177	1,219,615
6.20%, 09/15/55(a)	2,715	2,756,316
6.25%, 06/01/27(a)	680	693,089
6.25%, 09/15/65	1,090	1,097,980
Eli Lilly & Co.
2.25%, 05/15/50	2,243	1,277,098
2.50%, 09/15/60	952	515,874
3.38%, 03/15/29(a)	1,688	1,651,369
3.70%, 03/01/45(a)	885	698,699
3.95%, 05/15/47	776	625,611
3.95%, 03/15/49	1,605	1,276,172
4.00%, 10/15/28	2,070	2,065,812
4.15%, 08/14/27(a)	970	971,031
4.15%, 05/20/29	750	748,795
4.15%, 03/15/59	1,280	999,901
4.20%, 08/14/29	1,950	1,947,177
4.25%, 03/15/31(a)	1,780	1,769,573
4.38%, 05/20/31	2,525	2,512,089
4.50%, 02/09/29(a)	1,880	1,895,655
4.55%, 02/12/28(a)	1,760	1,771,729
4.55%, 10/15/32(a)	2,175	2,169,085
4.60%, 08/14/34	2,545	2,516,354
4.65%, 05/20/33	1,375	1,372,507
4.70%, 02/27/33	1,985	1,997,407
4.70%, 02/09/34	2,855	2,845,700
4.75%, 02/12/30	2,465	2,501,177
4.85%, 05/20/36	3,800	3,774,196
4.88%, 02/27/53(a)	2,437	2,206,397
4.90%, 02/12/32	1,230	1,250,801
4.90%, 10/15/35(a)	2,345	2,346,105
4.95%, 02/27/63	1,925	1,713,652
5.00%, 02/09/54(a)	2,670	2,462,998
5.05%, 08/14/54	2,651	2,451,233
5.10%, 02/12/35	2,215	2,257,671
5.10%, 02/09/64	2,805	2,554,627
5.20%, 08/14/64(a)	1,860	1,720,912
5.50%, 02/12/55	2,135	2,118,443
5.55%, 03/15/37	980	1,033,324
5.55%, 10/15/55(a)	1,700	1,699,143
5.60%, 05/20/56	2,035	2,041,125
5.60%, 02/12/65	1,545	1,520,366
5.65%, 10/15/65	1,985	1,976,891
5.70%, 05/20/66	890	894,253
5.95%, 11/15/37(a)	610	663,327
EMD Finance LLC
4.13%, 08/15/28(b)	1,800	1,785,894
4.38%, 10/15/30(b)	2,580	2,548,104
4.63%, 10/15/32(b)	2,100	2,072,070
5.00%, 10/15/35(b)	1,965	1,942,979
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	1,784	1,737,919

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	$3,489	$3,469,641
4.20%, 03/18/43	930	803,579
4.50%, 04/15/30	1,575	1,580,544
4.88%, 04/15/35	1,455	1,447,986
5.38%, 04/15/34	990	1,026,317
6.38%, 05/15/38	5,153	5,694,910
Johnson & Johnson
0.95%, 09/01/27	2,481	2,389,777
1.30%, 09/01/30	3,056	2,711,626
2.10%, 09/01/40	1,430	1,000,968
2.25%, 09/01/50(a)	1,240	718,135
2.45%, 09/01/60	1,823	991,371
2.90%, 01/15/28(a)	2,830	2,782,149
3.40%, 01/15/38	2,141	1,862,626
3.50%, 01/15/48	1,382	1,050,642
3.55%, 03/01/36	1,986	1,808,913
3.63%, 03/03/37	3,107	2,783,056
3.70%, 03/01/46	3,326	2,663,378
3.75%, 03/03/47	1,858	1,483,955
4.38%, 12/05/33	1,837	1,835,733
4.50%, 09/01/40(a)	1,100	1,042,263
4.50%, 12/05/43(a)	1,260	1,169,147
4.55%, 03/01/28	1,625	1,638,118
4.70%, 03/01/30	1,295	1,316,128
4.80%, 06/01/29	2,450	2,497,899
4.85%, 03/01/32(a)	2,644	2,715,447
4.85%, 05/15/41(a)	534	522,845
4.90%, 06/01/31(a)	2,265	2,328,987
4.95%, 05/15/33	795	823,582
4.95%, 06/01/34(a)	1,530	1,576,129
5.00%, 03/01/35(a)	2,285	2,348,875
5.25%, 06/01/54(a)	1,740	1,738,083
5.85%, 07/15/38	1,486	1,615,686
5.95%, 08/15/37(a)	1,922	2,116,044
6.95%, 09/01/29	1,160	1,257,506
McKesson Corp.
3.95%, 02/16/28(a)	720	715,452
4.25%, 09/15/29	945	939,637
4.65%, 05/30/30	1,710	1,715,232
4.88%, 03/15/44(a)	542	489,890
4.90%, 07/15/28(a)	1,015	1,027,986
4.95%, 05/30/32(a)	1,380	1,396,738
5.10%, 07/15/33	1,075	1,093,523
5.25%, 05/30/35(a)	1,300	1,324,285
Mead Johnson Nutrition Co., 4.60%, 06/01/44	790	689,011
Merck & Co., Inc.
1.45%, 06/24/30	2,465	2,193,390
1.70%, 06/10/27	2,444	2,389,115
1.90%, 12/10/28	1,517	1,434,359
2.15%, 12/10/31	4,055	3,584,651
2.35%, 06/24/40	2,008	1,431,423
2.45%, 06/24/50	2,896	1,694,176
2.75%, 12/10/51	4,053	2,480,367
2.90%, 12/10/61(a)	2,985	1,725,545
3.40%, 03/07/29	3,108	3,036,361
3.60%, 09/15/42	1,382	1,107,856
3.70%, 02/10/45	4,341	3,403,590
3.85%, 09/15/27(a)	800	798,038
3.85%, 03/15/29	1,445	1,430,515
3.90%, 03/07/39	1,756	1,551,083
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 03/07/49	$2,587	$2,050,302
4.05%, 05/17/28(a)	715	713,777
4.15%, 09/15/30	1,870	1,853,375
4.15%, 03/15/31	1,935	1,903,767
4.15%, 05/18/43	2,094	1,779,665
4.30%, 05/22/28(a)	2,350	2,356,633
4.30%, 05/17/30(a)	1,315	1,309,737
4.45%, 12/04/32	570	562,228
4.50%, 05/17/33(a)	2,560	2,541,197
4.55%, 09/15/32	1,915	1,908,882
4.65%, 05/22/31	900	904,385
4.75%, 12/04/35	1,900	1,865,077
4.90%, 05/17/44	1,660	1,537,562
4.95%, 05/22/33	2,225	2,245,292
4.95%, 09/15/35	2,510	2,510,538
5.00%, 05/17/53(a)	3,015	2,733,888
5.15%, 05/17/63	2,105	1,913,804
5.20%, 05/22/36	1,980	2,004,897
5.50%, 03/15/46	1,835	1,812,801
5.55%, 12/04/55(a)	2,545	2,501,392
5.70%, 09/15/55	2,245	2,249,110
5.70%, 12/04/65	1,655	1,634,218
5.75%, 05/22/46	900	916,722
5.85%, 05/22/56	1,125	1,154,406
6.50%, 12/01/33	1,570	1,739,707
6.55%, 09/15/37(a)	610	686,217
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	818	865,951
5.85%, 06/30/39	740	775,384
5.95%, 12/01/28	680	707,918
6.40%, 03/01/28(a)	1,430	1,478,866
Mylan, Inc.
4.55%, 04/15/28	1,209	1,203,478
5.20%, 04/15/48(a)	1,133	933,688
5.40%, 11/29/43(a)	746	658,517
Novartis Capital Corp.
2.20%, 08/14/30	3,309	3,026,086
2.75%, 08/14/50(a)	2,791	1,768,382
3.70%, 09/21/42	1,323	1,084,433
3.80%, 09/18/29	2,185	2,148,424
3.90%, 11/05/28	1,325	1,315,646
4.00%, 09/18/31	1,940	1,902,244
4.00%, 11/20/45	1,803	1,493,098
4.10%, 03/16/29(a)	1,925	1,914,655
4.10%, 11/05/30	2,545	2,504,334
4.20%, 09/18/34	1,415	1,364,396
4.30%, 11/05/32	1,360	1,333,851
4.40%, 03/18/31	2,845	2,830,803
4.40%, 05/06/44	2,722	2,392,527
4.60%, 03/18/33	3,200	3,177,737
4.60%, 11/05/35(a)	1,015	993,860
4.70%, 09/18/54	1,360	1,199,807
4.90%, 03/18/36	3,020	3,008,170
5.20%, 11/05/45	1,173	1,130,657
5.30%, 11/05/55(a)	725	699,650
5.60%, 03/18/46	1,500	1,518,259
5.70%, 03/18/56	4,270	4,331,397
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	7,290	7,310,922
4.65%, 05/19/30(a)	5,665	5,695,832
4.75%, 05/19/33(a)	9,550	9,497,221

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.11%, 05/19/43	$5,755	$5,469,129
5.30%, 05/19/53	10,955	10,281,972
5.34%, 05/19/63	7,364	6,791,281
Pfizer, Inc.
1.70%, 05/28/30	2,590	2,331,098
1.75%, 08/18/31(a)	1,758	1,539,248
2.55%, 05/28/40	2,291	1,669,560
2.63%, 04/01/30	2,603	2,437,591
2.70%, 05/28/50(a)	1,754	1,087,637
3.45%, 03/15/29	3,128	3,061,452
3.60%, 09/15/28(a)	1,918	1,894,337
3.88%, 11/15/27	640	638,026
3.90%, 03/15/39	1,598	1,393,460
4.00%, 12/15/36(a)	1,769	1,629,179
4.00%, 03/15/49	2,005	1,586,978
4.10%, 09/15/38	1,108	1,003,566
4.13%, 12/15/46	2,374	1,952,014
4.20%, 11/15/30	1,000	990,821
4.20%, 09/15/48	2,131	1,747,746
4.30%, 06/15/43	1,596	1,378,111
4.40%, 05/15/44	1,548	1,349,976
4.50%, 11/15/32	2,125	2,099,672
4.88%, 11/15/35	2,395	2,368,438
5.60%, 09/15/40(a)	1,192	1,227,754
5.60%, 11/15/55(a)	975	967,130
5.70%, 11/15/65(a)	1,035	1,015,570
7.20%, 03/15/39	4,565	5,339,472
Sanofi SA
3.63%, 06/19/28	1,961	1,940,969
3.75%, 11/03/27	727	723,680
3.80%, 11/03/28	1,145	1,133,653
4.20%, 11/03/32	875	860,245
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	5,440	4,950,755
3.03%, 07/09/40	2,695	2,044,858
3.18%, 07/09/50(a)	3,670	2,433,971
3.38%, 07/09/60(a)	1,536	982,706
5.00%, 11/26/28	3,328	3,363,447
5.30%, 07/05/34	2,740	2,781,286
5.65%, 07/05/44	1,605	1,592,051
5.65%, 07/05/54(a)	1,090	1,061,455
5.80%, 07/05/64	1,099	1,075,665
Takeda U.S. Financing, Inc.
5.20%, 07/07/35(a)	2,395	2,400,662
5.90%, 07/07/55(a)	1,510	1,516,686
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,336	1,122,069
Viatris, Inc.
2.30%, 06/22/27	1,273	1,242,139
2.70%, 06/22/30	1,798	1,644,324
3.85%, 06/22/40	2,316	1,809,941
4.00%, 06/22/50	2,893	1,979,359
Wyeth LLC
5.95%, 04/01/37	3,590	3,819,740
6.00%, 02/15/36	1,065	1,136,903
6.50%, 02/01/34	1,158	1,275,287
Zoetis, Inc.
2.00%, 05/15/30	1,409	1,274,930
3.00%, 09/12/27	939	923,925
3.00%, 05/15/50	1,021	659,285
3.90%, 08/20/28	1,499	1,480,927
3.95%, 09/12/47(a)	447	349,006
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 08/17/28(a)	$1,530	$1,521,462
4.45%, 08/20/48	1,264	1,052,550
4.70%, 02/01/43	2,001	1,786,180
5.00%, 08/17/35(a)	1,530	1,513,850
5.60%, 11/16/32(a)	1,665	1,734,466
		769,814,701
Pipelines — 3.7%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	785	758,804
4.60%, 11/02/47(b)	4,145	3,682,338
Boardwalk Pipelines LP
3.40%, 02/15/31(a)	1,320	1,236,598
3.60%, 09/01/32	1,080	1,001,707
4.45%, 07/15/27	1,118	1,116,414
4.80%, 05/03/29	1,380	1,383,941
5.38%, 02/15/36	875	871,090
5.63%, 08/01/34	1,010	1,037,420
Cameron LNG LLC
2.90%, 07/15/31(a)(b)	1,855	1,694,610
3.30%, 01/15/35(b)	1,210	1,055,608
3.40%, 01/15/38(b)	1,355	1,182,120
3.70%, 01/15/39(b)	1,820	1,543,050
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,005	852,607
3.70%, 11/15/29	2,166	2,103,354
5.13%, 06/30/27	2,104	2,112,790
Cheniere Energy Partners LP
3.25%, 01/31/32	1,948	1,788,486
4.00%, 03/01/31	3,205	3,091,756
4.50%, 10/01/29	6,305	6,275,923
5.35%, 11/30/36(b)	415	415,033
5.55%, 10/30/35	1,275	1,300,831
5.75%, 08/15/34	2,370	2,458,747
5.95%, 06/30/33	2,411	2,529,337
6.05%, 11/30/56(b)	210	212,198
Cheniere Energy, Inc.
4.63%, 10/15/28	1,945	1,944,009
5.20%, 07/30/36(b)	1,310	1,290,537
5.65%, 04/15/34	2,115	2,178,212
6.00%, 07/30/56(a)(b)	1,765	1,762,156
Colonial Enterprises, Inc.
3.25%, 05/15/30(b)	1,332	1,248,636
5.63%, 11/15/35(a)(b)	520	521,284
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	550	430,667
4.25%, 04/15/48(a)(b)	1,315	996,318
6.38%, 08/01/37(b)	230	233,782
7.63%, 04/15/32(b)	935	1,027,302
Columbia Pipeline Group, Inc., 5.80%, 06/01/45(a)	840	834,625
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/32(b)	290	288,214
5.10%, 10/01/31(b)	950	955,430
5.68%, 01/15/34(a)(b)	955	981,021
6.04%, 08/15/28(b)	1,820	1,871,326
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	460	466,808
5.70%, 10/01/54(b)	905	859,133
5.93%, 08/15/30(a)(b)	1,640	1,708,588
5.96%, 02/15/55(b)	870	859,855
6.04%, 11/15/33(b)	3,255	3,438,403

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.50%, 08/15/43(b)	$1,255	$1,337,630
6.54%, 11/15/53(b)	2,405	2,560,059
6.71%, 08/15/63(a)(b)	975	1,062,771
DCP Midstream Operating LP
3.25%, 02/15/32	885	813,052
5.13%, 05/15/29	1,525	1,546,975
5.60%, 04/01/44	945	903,130
5.63%, 07/15/27	495	500,149
6.45%, 11/03/36(b)	595	633,629
6.75%, 09/15/37(b)	890	970,399
8.13%, 08/16/30	795	899,149
DT Midstream, Inc.
4.13%, 06/15/29(b)	1,405	1,377,949
4.30%, 04/15/32(b)	1,045	1,000,641
4.38%, 06/15/31(b)	595	575,896
5.80%, 12/15/34(b)	1,255	1,293,013
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,490	1,423,862
5.80%, 01/15/35(a)	585	609,939
6.20%, 01/15/55	515	527,281
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	1,240	1,173,616
3.90%, 11/15/49(a)	501	368,467
4.60%, 12/15/44	859	737,756
4.80%, 11/01/43	662	583,118
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	1,212	1,107,097
4.39%, 11/30/46(b)	2,820	2,302,590
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	425	393,918
8.38%, 06/15/32	680	794,336
Enbridge Energy Partners LP
5.50%, 09/15/40	1,239	1,217,417
7.38%, 10/15/45	447	520,184
Series B, 7.50%, 04/15/38	700	814,546
Enbridge, Inc.
2.50%, 08/01/33	1,590	1,359,185
3.13%, 11/15/29	1,855	1,769,308
3.40%, 08/01/51	1,825	1,248,303
3.70%, 07/15/27(a)	1,430	1,420,103
4.00%, 11/15/49	1,100	844,889
4.20%, 11/20/28(a)	990	983,291
4.50%, 02/15/31	865	855,933
4.50%, 06/10/44(a)	1,109	943,116
4.60%, 06/20/28	980	983,319
4.85%, 03/27/31(a)	1,405	1,409,705
4.90%, 06/20/30	1,485	1,496,471
5.20%, 11/20/35	1,215	1,214,411
5.30%, 04/05/29	1,555	1,585,565
5.45%, 03/27/36	1,640	1,661,901
5.50%, 12/01/46	1,531	1,471,789
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.68%)(d)	1,560	1,556,149
5.55%, 06/20/35	1,860	1,906,544
5.63%, 04/05/34	2,510	2,600,555
5.70%, 03/08/33	5,595	5,815,818
5.95%, 04/05/54(a)	2,410	2,427,001
6.00%, 11/15/28	1,435	1,484,514
6.20%, 11/15/30	1,730	1,827,554
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(d)	1,551	1,562,305
Security	Par (000)	Value
Pipelines (continued)
6.70%, 11/15/53(a)	$2,510	$2,771,991
7.20%, 06/27/54, (5-year CMT + 2.97%)(d)	1,270	1,355,496
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)(d)	345	364,898
7.38%, 01/15/83, (5-year CMT + 3.71%)(a)(d)	1,294	1,327,108
7.63%, 01/15/83, (5-year CMT + 4.42%)(d)	805	878,109
8.25%, 01/15/84, (5-year CMT + 3.79%)(d)	1,215	1,284,316
8.50%, 01/15/84, (5-year CMT + 4.43%)(d)	2,110	2,413,158
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(d)	1,983	2,000,472
Energy Transfer LP
3.75%, 05/15/30	2,795	2,700,345
4.00%, 10/01/27	397	395,301
4.15%, 09/15/29	1,538	1,517,159
4.55%, 01/15/31	1,279	1,267,245
4.90%, 03/15/35(a)	2,173	2,129,399
4.95%, 05/15/28	1,654	1,666,904
4.95%, 06/15/28	2,218	2,235,768
4.95%, 01/15/43	694	614,839
5.00%, 05/15/44	1,260	1,112,265
5.00%, 05/15/50	4,020	3,423,359
5.15%, 02/01/43(a)	728	660,823
5.15%, 03/15/45	2,555	2,277,394
5.20%, 04/01/30	820	835,794
5.25%, 04/15/29	3,025	3,077,917
5.25%, 07/01/29	1,085	1,105,371
5.30%, 04/01/44	1,643	1,502,136
5.30%, 04/15/47	1,283	1,153,783
5.35%, 01/15/36(a)	680	678,641
5.35%, 05/15/45	2,131	1,943,497
5.40%, 10/01/47	3,271	2,975,610
5.50%, 06/01/27	1,393	1,405,168
5.55%, 02/15/28	2,108	2,143,789
5.55%, 05/15/34	1,565	1,599,701
5.60%, 09/01/34	2,835	2,902,754
5.70%, 04/01/35	2,794	2,876,152
5.75%, 02/15/33	3,320	3,456,509
5.95%, 10/01/43	722	712,155
5.95%, 05/15/54	3,633	3,506,827
6.00%, 02/01/29(a)(b)	1,525	1,539,026
6.00%, 06/15/48	2,005	1,953,861
6.05%, 06/01/41	922	938,944
6.05%, 09/01/54	2,405	2,344,542
6.10%, 12/01/28(a)	1,074	1,112,566
6.10%, 02/15/42(a)	737	736,387
6.13%, 12/15/45	2,425	2,409,078
6.20%, 04/01/55	2,475	2,466,752
6.25%, 04/15/49	3,781	3,788,905
6.30%, 01/15/56	1,005	1,014,839
6.40%, 12/01/30	2,050	2,184,087
6.50%, 02/01/42	1,635	1,733,727
6.55%, 12/01/33	2,910	3,163,298
6.63%, 10/15/36	810	879,315
6.85%, 02/15/40	621	663,455
7.38%, 02/01/31(b)	1,333	1,381,417
7.50%, 07/01/38	955	1,110,030
8.25%, 11/15/29(a)	994	1,101,274
Series 20Y, 5.80%, 06/15/38	1,290	1,316,867
Enterprise Products Operating LLC
2.80%, 01/31/30	2,268	2,137,739
3.13%, 07/31/29	2,389	2,299,197
3.20%, 02/15/52	1,974	1,310,668

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.30%, 02/15/53	$2,052	$1,376,998
3.70%, 01/31/51	1,816	1,336,333
3.95%, 01/31/60	2,001	1,470,393
4.15%, 10/16/28(a)	1,972	1,966,959
4.20%, 01/31/50	2,194	1,772,556
4.25%, 02/15/48	2,512	2,063,952
4.30%, 06/20/28	2,060	2,058,724
4.45%, 02/15/43	1,794	1,571,074
4.60%, 01/15/31	2,895	2,893,709
4.80%, 02/01/49	1,839	1,625,106
4.85%, 01/31/34	1,710	1,707,453
4.85%, 08/15/42	1,655	1,526,303
4.85%, 03/15/44	2,726	2,496,094
4.90%, 05/15/46	2,035	1,842,616
4.95%, 02/15/35	2,160	2,157,703
4.95%, 10/15/54	1,051	932,522
5.10%, 02/15/45	2,336	2,190,168
5.20%, 01/15/36	2,480	2,497,551
5.35%, 01/31/33	2,045	2,107,629
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(d)	1,388	1,385,228
5.55%, 02/16/55(a)	2,415	2,340,295
5.70%, 02/15/42	1,302	1,322,904
5.95%, 02/01/41	1,425	1,490,749
6.13%, 10/15/39	1,357	1,447,896
6.45%, 09/01/40	1,285	1,409,968
7.55%, 04/15/38	665	791,072
Series D, 6.88%, 03/01/33(a)	1,156	1,292,069
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(d)	1,241	1,239,311
Series H, 6.65%, 10/15/34(a)	590	653,734
Series J, 5.75%, 03/01/35	685	708,289
Flex Intermediate Holdco LLC
3.36%, 06/30/31(b)	1,620	1,495,154
4.32%, 12/30/39(b)	1,055	894,174
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	1,595	1,470,574
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	1,735	1,525,866
2.55%, 07/01/30(b)	1,145	1,053,036
5.75%, 07/15/35(b)	785	810,412
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	94	91,414
2.16%, 03/31/34(b)	2,072	1,853,871
2.63%, 03/31/36(a)(b)	3,035	2,655,487
2.94%, 09/30/40(b)	3,587	2,966,972
3.25%, 09/30/40(b)	2,710	2,131,586
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	408	406,915
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)(b)	830	815,838
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(b)	2,000	2,041,665
6.10%, 08/23/42(a)(b)	2,000	2,046,050
6.13%, 02/23/38(b)	1,255	1,297,134
6.51%, 02/23/42(b)	2,290	2,429,025
Gulfstream Natural Gas System LLC
5.60%, 07/23/35(b)	1,145	1,168,686
5.95%, 10/15/45(b)	509	488,186
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	874	768,397
5.00%, 08/15/42	1,353	1,234,032
5.00%, 03/01/43	1,300	1,182,947
5.40%, 09/01/44	970	920,471
Security	Par (000)	Value
Pipelines (continued)
5.50%, 03/01/44	$1,393	$1,338,950
5.63%, 09/01/41	704	695,491
5.80%, 03/15/35	1,270	1,324,845
6.38%, 03/01/41	940	994,722
6.50%, 02/01/37	758	823,364
6.50%, 09/01/39	1,162	1,256,021
6.55%, 09/15/40	835	898,821
6.95%, 01/15/38	2,270	2,550,336
7.30%, 08/15/33	1,130	1,283,382
7.40%, 03/15/31	729	810,801
7.50%, 11/15/40	751	876,554
7.75%, 03/15/32	752	861,366
Kinder Morgan, Inc.
2.00%, 02/15/31	1,455	1,291,575
3.25%, 08/01/50	1,047	697,264
3.60%, 02/15/51	1,942	1,371,552
4.30%, 03/01/28	2,442	2,441,270
4.80%, 02/01/33	2,243	2,228,808
5.00%, 02/01/29	1,915	1,940,290
5.05%, 02/15/46	1,528	1,384,278
5.10%, 08/01/29	960	975,314
5.15%, 06/01/30	2,075	2,119,071
5.20%, 06/01/33	2,740	2,788,040
5.20%, 03/01/48	1,316	1,205,201
5.30%, 12/01/34	1,257	1,273,325
5.40%, 02/01/34	2,075	2,126,047
5.45%, 08/01/52	1,435	1,350,455
5.55%, 06/01/45	3,333	3,223,173
5.85%, 06/01/35	705	739,326
5.95%, 08/01/54(a)	1,545	1,554,036
7.75%, 01/15/32	1,906	2,181,086
7.80%, 08/01/31	893	1,016,945
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	810	804,595
MPLX LP
2.65%, 08/15/30	2,935	2,710,637
4.00%, 03/15/28	2,532	2,512,923
4.25%, 12/01/27	1,412	1,408,780
4.50%, 04/15/38	3,162	2,872,430
4.70%, 04/15/48	3,066	2,549,862
4.80%, 02/15/29	906	911,356
4.80%, 02/15/31	2,100	2,098,686
4.90%, 04/15/58	1,308	1,072,671
4.95%, 09/01/32	1,624	1,618,891
4.95%, 03/14/52	2,278	1,936,192
5.00%, 01/15/33(a)	1,025	1,021,096
5.00%, 03/01/33	3,475	3,468,698
5.20%, 03/01/47	2,048	1,844,949
5.20%, 12/01/47	756	679,862
5.30%, 04/01/36(a)	2,040	2,017,587
5.40%, 04/01/35	2,056	2,065,842
5.40%, 09/15/35	2,730	2,734,348
5.50%, 06/01/34	3,357	3,410,250
5.50%, 02/15/49	2,905	2,678,338
5.65%, 03/01/53	1,095	1,022,083
5.95%, 04/01/55(a)	2,335	2,271,179
6.10%, 04/01/56	1,075	1,068,796
6.20%, 09/15/55	1,750	1,759,405
NGPL PipeCo LLC
3.25%, 07/15/31(b)	1,385	1,274,033
4.88%, 08/15/27(b)	696	698,550

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.60%, 08/15/36(b)	$755	$755,783
7.77%, 12/15/37(b)	742	865,401
Northern Natural Gas Co.
3.40%, 10/16/51(b)	1,485	998,041
4.10%, 09/15/42(b)	425	342,851
4.30%, 01/15/49(b)	1,485	1,172,611
5.63%, 02/01/54(b)	1,130	1,079,845
ONEOK Partners LP
6.13%, 02/01/41	1,264	1,293,724
6.20%, 09/15/43(a)	800	815,744
6.65%, 10/01/36	1,154	1,256,388
6.85%, 10/15/37	1,145	1,258,715
ONEOK, Inc.
3.10%, 03/15/30	1,645	1,555,091
3.25%, 06/01/30	1,430	1,352,417
3.40%, 09/01/29	1,211	1,164,211
3.95%, 03/01/50	1,420	1,029,048
4.00%, 07/13/27	955	951,549
4.20%, 12/01/42	311	245,353
4.20%, 03/15/45	645	499,611
4.20%, 10/03/47	855	659,741
4.25%, 09/24/27	390	389,145
4.25%, 09/15/46	1,210	946,706
4.35%, 03/15/29	1,509	1,499,415
4.40%, 10/15/29	1,055	1,047,881
4.45%, 09/01/49(a)	750	604,958
4.50%, 03/15/50	705	553,112
4.55%, 07/15/28	1,369	1,369,227
4.75%, 10/15/31	2,045	2,032,799
4.85%, 02/01/49	995	834,707
4.95%, 10/15/32	1,266	1,261,746
4.95%, 07/13/47	309	265,861
5.05%, 11/01/34	3,155	3,106,253
5.05%, 04/01/45	495	434,472
5.15%, 10/15/43	1,131	1,021,712
5.20%, 07/15/48	1,604	1,425,192
5.38%, 06/01/29	1,125	1,144,514
5.40%, 10/15/35	1,775	1,779,521
5.45%, 06/01/47	950	870,919
5.60%, 04/01/44	765	720,099
5.63%, 01/15/28(a)(b)	2,015	2,040,263
5.65%, 11/01/28	1,639	1,677,995
5.65%, 09/01/34	1,225	1,256,557
5.70%, 11/01/54	2,965	2,764,411
5.80%, 11/01/30	660	684,706
5.85%, 11/01/64	1,541	1,448,661
6.00%, 06/15/35	670	698,438
6.05%, 09/01/33	2,870	3,020,973
6.10%, 11/15/32	1,545	1,630,461
6.25%, 10/15/55(a)	2,090	2,095,540
6.35%, 01/15/31	1,066	1,129,225
6.40%, 05/01/37	895	931,337
6.50%, 09/01/30(b)	2,285	2,414,334
6.63%, 09/01/53	3,295	3,452,395
7.15%, 01/15/51	689	759,794
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	512	515,815
Plains All American Pipeline LP, 5.95%, 06/15/35	1,905	1,970,230
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	1,417	1,368,650
Security	Par (000)	Value
Pipelines (continued)
3.80%, 09/15/30	$1,940	$1,866,113
4.30%, 01/31/43	744	614,875
4.70%, 01/15/31	1,320	1,312,898
4.70%, 06/15/44(a)	1,479	1,282,017
4.90%, 02/15/45	1,164	1,031,288
5.15%, 06/01/42	1,127	1,037,424
5.60%, 01/15/36	1,070	1,078,283
5.70%, 09/15/34	2,130	2,184,859
6.65%, 01/15/37	1,230	1,339,718
QazaqGaz NC JSC, 5.63%, 05/08/36(b)	1,300	1,274,406
Sabal Trail Transmission LLC
4.25%, 05/01/28(a)(b)	1,185	1,173,662
4.68%, 05/01/38(b)	992	926,923
4.83%, 05/01/48(a)(b)	730	630,482
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	2,831	2,820,229
4.50%, 05/15/30	4,031	4,005,499
5.90%, 09/15/37	868	904,727
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	717	634,586
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	545	547,026
5.03%, 10/01/29	1,280	1,288,472
5.58%, 10/01/34	2,335	2,333,032
6.18%, 10/01/54	1,365	1,319,794
Southern Natural Gas Co. LLC
4.80%, 03/15/47(a)(b)	1,173	1,009,516
5.45%, 08/01/35(a)(b)	260	264,598
8.00%, 03/01/32(a)	557	637,861
Spectra Energy Partners LP
4.50%, 03/15/45	1,324	1,127,867
5.95%, 09/25/43(a)	788	791,383
Targa Resources Corp.
4.20%, 02/01/33	1,525	1,450,877
4.35%, 01/15/29	1,400	1,394,487
4.35%, 04/15/31	775	759,173
4.90%, 09/15/30	1,660	1,671,021
4.95%, 04/15/52(a)	1,625	1,399,103
5.20%, 07/01/27	1,445	1,456,647
5.40%, 07/30/36	2,065	2,067,038
5.50%, 02/15/35	1,665	1,692,433
5.55%, 08/15/35	1,833	1,863,192
5.65%, 02/15/36	1,420	1,450,015
6.05%, 05/15/56	860	853,823
6.13%, 03/15/33	1,895	2,004,901
6.13%, 05/15/55	1,795	1,798,960
6.15%, 03/01/29	1,865	1,940,448
6.25%, 07/01/52	1,023	1,042,811
6.50%, 03/30/34(a)	1,870	2,030,849
6.50%, 02/15/53	1,635	1,724,166
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	1,647	1,569,997
4.88%, 02/01/31	2,191	2,189,232
5.00%, 01/15/28(a)	1,178	1,178,126
5.50%, 03/01/30	2,194	2,221,082
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	1,911	1,793,158
7.00%, 10/15/28	1,753	1,848,808
7.63%, 04/01/37	655	767,017

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Texas Eastern Transmission LP
3.50%, 01/15/28(b)	$1,010	$992,733
4.15%, 01/15/48(b)	830	651,198
7.00%, 07/15/32	765	845,732
TMS Issuer SARL, 5.78%, 08/23/32(b)	1,260	1,293,408
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	525	462,383
4.10%, 04/15/30	2,981	2,922,255
4.25%, 05/15/28	3,190	3,176,913
4.63%, 03/01/34	2,390	2,316,499
4.88%, 05/15/48(a)	420	372,069
5.00%, 10/16/43	935	862,821
5.10%, 03/15/49(a)	1,500	1,406,608
5.60%, 03/31/34(a)	580	596,190
5.85%, 03/15/36(a)	1,169	1,219,129
6.10%, 06/01/40(a)	1,410	1,472,293
6.20%, 10/15/37	1,915	2,034,715
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)(d)	575	592,352
7.25%, 08/15/38	1,430	1,645,396
7.63%, 01/15/39	2,205	2,612,108
Series ., 6.38%, 10/17/56, (5-year CMT + 2.12%)(a)(d)	960	969,457
Transcanada Trust
5.50%, 09/15/79, (3-mo. CME Term SOFR + 4.42%)(d)	1,904	1,894,468
5.60%, 03/07/82, (5-year CMT + 3.99%)(a)(d)	1,360	1,346,438
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	1,211	1,149,835
3.95%, 05/15/50	1,185	906,381
4.00%, 03/15/28	1,068	1,059,473
4.45%, 08/01/42	551	478,656
4.60%, 03/15/48	1,081	917,005
5.10%, 03/15/36	705	700,614
5.40%, 08/15/41	920	892,710
5.75%, 03/15/56	485	478,727
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	102	101,435
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)	940	938,256
Valero Energy Partners LP, 4.50%, 03/15/28	909	909,083
Western Midstream Operating LP
4.05%, 02/01/30	2,220	2,158,815
4.50%, 03/01/28	930	928,878
4.75%, 08/15/28	870	870,892
4.80%, 03/01/31(a)	1,145	1,137,014
5.25%, 02/01/50	1,785	1,559,103
5.30%, 03/01/48	1,210	1,057,725
5.45%, 11/15/34	1,910	1,913,433
5.45%, 04/01/44	860	788,731
5.50%, 12/15/35	905	901,431
5.50%, 08/15/48	1,312	1,164,877
6.15%, 04/01/33	1,065	1,119,893
6.35%, 01/15/29	1,305	1,356,057
7.25%, 04/01/30(b)	520	547,612
Whistler Pipeline LLC
5.40%, 09/30/29(a)(b)	395	402,841
5.70%, 09/30/31(b)	277	284,845
5.95%, 09/30/34(b)	1,360	1,390,250
Williams Companies, Inc.(The)
2.60%, 03/15/31	3,005	2,725,254
3.50%, 11/15/30	2,237	2,128,914
Security	Par (000)	Value
Pipelines (continued)
3.50%, 10/15/51	$1,030	$714,412
3.75%, 06/15/27	2,632	2,618,961
4.63%, 06/30/30	1,570	1,568,673
4.65%, 08/15/32	1,795	1,775,099
4.80%, 11/15/29	710	715,645
4.85%, 03/01/48	1,736	1,510,951
4.90%, 03/15/29	2,075	2,094,715
4.90%, 01/15/45	1,112	987,802
5.10%, 09/15/45	2,334	2,144,423
5.15%, 03/15/34	3,020	3,028,611
5.15%, 03/15/36	2,255	2,226,728
5.30%, 08/15/28	1,690	1,720,664
5.30%, 09/30/35	1,900	1,903,435
5.30%, 08/15/52	1,410	1,291,551
5.40%, 03/04/44(a)	1,041	985,938
5.60%, 03/15/35	1,720	1,761,974
5.65%, 03/15/33	2,915	3,013,493
5.75%, 06/24/44	1,110	1,099,377
5.80%, 11/15/43	935	927,144
5.80%, 11/15/54(a)	1,620	1,583,740
5.95%, 03/15/56(a)	1,945	1,936,052
6.00%, 03/15/55(a)	1,080	1,082,393
6.30%, 04/15/40	2,152	2,287,026
7.75%, 06/15/31(a)	492	555,794
8.75%, 03/15/32	798	949,719
Series A, 7.50%, 01/15/31(a)	737	820,206
		649,519,972
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	1,334	1,230,627
4.87%, 02/15/29(a)(b)	1,995	2,000,987
5.00%, 03/15/48(a)(b)	725	631,366
Brookfield Finance, Inc., 5.81%, 03/03/55(a)	965	939,402
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	735	698,915
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	1,063	1,022,693
Carlyle Group, Inc. (The), 5.05%, 09/19/35(a)	900	868,871
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	1,188	1,140,939
EQT AB, 5.85%, 05/08/35(b)	770	772,758
KKR & Co., Inc., 5.10%, 08/07/35(a)	1,155	1,124,967
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)	1,713	1,542,111
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	1,663	1,610,711
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)(b)	950	661,656
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	1,385	933,998
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	1,305	827,142
		16,007,143
Real Estate — 0.1%
Aldar Properties PJSC, 5.88%, 04/14/56, (5-year CMT + 2.02%)(b)(d)	305	285,898
Brookfield Corp., 7.38%, 03/01/33	355	403,077
CBRE Services, Inc.
2.50%, 04/01/31	1,327	1,194,782
4.80%, 06/15/30	895	897,368
4.90%, 01/15/33	705	695,432

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
5.25%, 06/01/36(a)	$950	$935,427
5.50%, 04/01/29(a)	825	844,913
5.50%, 06/15/35	870	880,568
5.95%, 08/15/34	1,790	1,865,972
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/31(b)	650	593,339
5.50%, 01/30/33(b)	910	892,619
CoStar Group, Inc., 2.80%, 07/15/30(b)	1,990	1,815,429
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	290	304,598
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32(b)	385	339,995
3.65%, 07/20/27(b)	150	148,823
3.95%, 01/24/29(b)	375	368,525
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31(b)	1,100	973,103
4.13%, 02/01/29(a)(b)	1,250	1,233,086
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	65	72,645
		14,745,599
Real Estate Investment Trusts — 3.0%
Agree LP
2.00%, 06/15/28	881	839,173
2.60%, 06/15/33	780	664,454
2.90%, 10/01/30	920	856,335
4.80%, 10/01/32	480	476,214
5.60%, 06/15/35	665	683,438
5.63%, 06/15/34(a)	780	803,331
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	1,552	1,261,711
2.00%, 05/18/32	1,900	1,599,388
2.75%, 12/15/29	920	858,761
2.95%, 03/15/34	2,035	1,729,453
3.38%, 08/15/31	1,447	1,336,072
3.55%, 03/15/52(a)	1,115	768,311
3.95%, 01/15/28	940	931,101
4.00%, 02/01/50	1,023	760,403
4.50%, 07/30/29(a)	374	370,226
4.70%, 07/01/30	1,036	1,028,960
4.75%, 04/15/35	1,763	1,674,323
4.85%, 04/15/49	843	716,736
4.90%, 12/15/30(a)	1,542	1,544,164
5.15%, 04/15/53	1,185	1,043,398
5.25%, 03/15/36	1,520	1,492,300
5.25%, 05/15/36	640	625,839
5.50%, 10/01/35(a)	540	539,984
5.63%, 05/15/54(a)	855	804,770
American Assets Trust LP
3.38%, 02/01/31	1,169	1,062,241
6.15%, 10/01/34(a)	870	877,366
American Homes 4 Rent LP
2.38%, 07/15/31(a)	711	629,008
3.38%, 07/15/51(a)	685	457,327
3.63%, 04/15/32(a)	1,075	1,000,551
4.25%, 02/15/28	1,035	1,028,813
4.30%, 04/15/52	480	374,172
4.90%, 02/15/29	937	942,236
4.95%, 06/15/30	1,110	1,114,982
5.25%, 03/15/35	1,005	1,000,757
5.50%, 02/01/34	1,230	1,248,881
5.50%, 07/15/34	915	925,732
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Tower Corp.
1.50%, 01/31/28	$1,251	$1,191,713
1.88%, 10/15/30	1,574	1,399,386
2.10%, 06/15/30	1,793	1,623,750
2.30%, 09/15/31	891	788,646
2.70%, 04/15/31	969	882,531
2.90%, 01/15/30	1,617	1,522,272
2.95%, 01/15/51	1,748	1,102,945
3.10%, 06/15/50	1,320	863,536
3.55%, 07/15/27	1,072	1,063,572
3.60%, 01/15/28	1,563	1,541,989
3.70%, 10/15/49	1,303	955,093
3.80%, 08/15/29	3,126	3,055,641
3.95%, 03/15/29	1,507	1,483,245
4.05%, 03/15/32(a)	921	885,488
4.70%, 12/15/32	1,255	1,238,575
4.90%, 03/15/30(a)	1,665	1,680,192
5.00%, 01/31/30	730	738,301
5.20%, 02/15/29	845	858,569
5.25%, 07/15/28	755	766,254
5.35%, 03/15/35	1,480	1,499,724
5.40%, 01/31/35(a)	1,075	1,091,933
5.45%, 02/15/34	1,440	1,469,115
5.50%, 03/15/28	1,303	1,325,245
5.55%, 07/15/33	2,105	2,169,176
5.65%, 03/15/33	1,716	1,779,619
5.80%, 11/15/28	1,870	1,922,285
5.90%, 11/15/33	1,235	1,296,594
Americold Realty Operating Partnership LP
5.41%, 09/12/34	835	813,622
5.60%, 05/15/32(a)	745	749,671
AvalonBay Communities, Inc.
1.90%, 12/01/28	1,285	1,209,385
2.05%, 01/15/32	1,225	1,072,958
2.30%, 03/01/30	1,605	1,482,760
2.45%, 01/15/31	740	674,117
3.20%, 01/15/28	981	963,139
3.30%, 06/01/29	703	679,540
3.90%, 10/15/46	582	457,084
4.15%, 07/01/47(a)	444	358,810
4.35%, 12/01/30	1,355	1,342,455
4.35%, 04/15/48	514	426,597
5.00%, 02/15/33(a)	664	671,921
5.00%, 08/01/35	670	667,658
5.30%, 12/07/33(a)	855	880,805
5.35%, 06/01/34	685	702,180
Boston Properties LP
2.45%, 10/01/33	2,147	1,772,918
2.55%, 04/01/32	1,916	1,670,584
2.90%, 03/15/30	1,010	941,936
3.25%, 01/30/31(a)	1,817	1,687,751
3.40%, 06/21/29	2,415	2,322,166
4.50%, 12/01/28	2,909	2,900,926
5.75%, 01/15/35(a)	360	363,941
6.50%, 01/15/34	1,985	2,104,269
6.75%, 12/01/27	2,270	2,338,546
Brixmor Operating Partnership LP
2.25%, 04/01/28	780	749,145
2.50%, 08/16/31(a)	800	714,463
4.05%, 07/01/30	1,558	1,516,738
4.13%, 05/15/29	1,338	1,320,317

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.85%, 02/15/33	$265	$260,873
5.20%, 04/01/32	660	666,133
5.38%, 06/15/36	225	224,478
5.50%, 02/15/34(a)	685	698,854
5.75%, 02/15/35	715	740,273
Broadstone Net Lease LLC
2.60%, 09/15/31	655	579,356
5.00%, 11/01/32	505	498,034
Camden Property Trust
2.80%, 05/15/30	1,522	1,422,996
3.15%, 07/01/29	1,199	1,150,962
3.35%, 11/01/49(a)	647	449,785
4.10%, 10/15/28(a)	790	785,816
4.90%, 01/15/34	670	668,843
4.90%, 02/28/36(a)	1,005	979,573
CFE Fibra E, 5.88%, 09/23/40(b)	20	19,180
COPT Defense Properties LP
2.00%, 01/15/29	985	921,865
2.75%, 04/15/31	860	780,301
2.90%, 12/01/33	935	797,089
4.50%, 10/15/30	600	589,438
Cousins Properties LP
4.88%, 03/01/33	630	613,545
5.25%, 07/15/30	899	910,089
5.38%, 02/15/32	640	649,981
5.88%, 10/01/34	1,120	1,146,705
Crown Castle, Inc.
2.10%, 04/01/31	1,732	1,522,777
2.25%, 01/15/31	2,231	1,987,629
2.50%, 07/15/31	1,424	1,268,193
2.90%, 04/01/41	2,275	1,665,467
3.10%, 11/15/29	1,309	1,242,509
3.25%, 01/15/51	1,507	994,467
3.30%, 07/01/30	1,395	1,317,081
3.65%, 09/01/27	1,565	1,550,116
3.80%, 02/15/28	2,410	2,380,449
4.00%, 11/15/49	462	347,411
4.15%, 07/01/50	443	341,404
4.30%, 02/15/29(a)	1,393	1,381,354
4.75%, 05/15/47	1,016	857,855
4.80%, 09/01/28	1,420	1,427,272
4.90%, 09/01/29	600	603,515
5.00%, 01/11/28(a)	1,607	1,619,380
5.10%, 05/01/33	2,077	2,065,070
5.20%, 09/01/34	950	947,224
5.20%, 02/15/49	453	407,668
5.60%, 06/01/29	1,874	1,920,936
5.80%, 03/01/34	2,110	2,177,996
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	25	24,406
CubeSmart LP
2.00%, 02/15/31(a)	770	679,101
2.25%, 12/15/28	887	838,948
2.50%, 02/15/32(a)	845	744,545
3.00%, 02/15/30	1,051	989,249
4.38%, 02/15/29(a)	1,075	1,067,702
5.13%, 11/01/35	540	535,285
Digital Realty Trust LP
3.60%, 07/01/29	1,737	1,687,818
3.70%, 08/15/27	1,632	1,617,773
4.45%, 07/15/28	1,260	1,258,162
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.55%, 01/15/28	$1,745	$1,774,152
DOC DR LLC
2.63%, 11/01/31	771	687,858
3.95%, 01/15/28	792	784,608
EPR Properties
3.60%, 11/15/31	455	416,698
3.75%, 08/15/29	555	535,545
4.50%, 06/01/27	410	409,631
4.75%, 11/15/30	500	490,251
4.95%, 04/15/28	375	375,365
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	1,590	1,561,648
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	1,600	1,585,266
4.70%, 03/15/33	2,045	2,002,668
5.50%, 06/15/34	225	229,551
Equinix, Inc.
1.55%, 03/15/28	1,541	1,464,880
1.80%, 07/15/27	745	724,823
2.00%, 05/15/28	975	930,529
2.15%, 07/15/30	2,488	2,244,795
2.50%, 05/15/31	3,616	3,244,012
2.95%, 09/15/51	639	403,177
3.00%, 07/15/50	641	410,783
3.20%, 11/18/29	2,762	2,636,990
3.40%, 02/15/52(a)	841	571,539
3.90%, 04/15/32	2,550	2,418,996
ERP Operating LP
1.85%, 08/01/31(a)	1,100	965,504
2.50%, 02/15/30	1,390	1,292,635
3.00%, 07/01/29	1,375	1,316,504
3.25%, 08/01/27	800	791,005
3.50%, 03/01/28	852	838,914
4.00%, 08/01/47(a)	395	315,529
4.15%, 12/01/28	1,133	1,126,029
4.50%, 07/01/44	1,274	1,120,161
4.50%, 06/01/45(a)	810	698,463
4.65%, 09/15/34	1,215	1,185,424
4.95%, 06/15/32	685	690,743
Essential Properties LP
2.95%, 07/15/31	692	625,215
5.40%, 12/01/35	605	599,117
Essex Portfolio LP
1.65%, 01/15/31	845	734,998
1.70%, 03/01/28	915	871,936
2.55%, 06/15/31	500	449,451
2.65%, 03/15/32	1,198	1,062,718
2.65%, 09/01/50	485	284,615
3.00%, 01/15/30(a)	1,062	1,003,100
4.00%, 03/01/29	1,179	1,161,655
4.50%, 03/15/48	795	652,361
4.88%, 02/15/36	430	415,206
5.38%, 04/01/35	855	867,764
5.50%, 04/01/34	1,165	1,187,334
Extra Space Storage LP
2.20%, 10/15/30	654	587,606
2.35%, 03/15/32	1,140	990,576
2.40%, 10/15/31	975	858,340
2.55%, 06/01/31	1,055	947,682
3.88%, 12/15/27	888	880,651
3.90%, 04/01/29	920	903,531

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 06/15/29	$467	$458,951
4.95%, 01/15/33	840	833,122
5.35%, 01/15/35	1,000	1,006,580
5.40%, 02/01/34	945	955,981
5.40%, 06/15/35	1,030	1,039,919
5.50%, 07/01/30	1,805	1,851,092
5.70%, 04/01/28	1,525	1,555,635
5.90%, 01/15/31	1,010	1,051,861
Federal Realty OP LP
3.20%, 06/15/29	590	566,065
3.25%, 07/15/27	925	913,201
3.50%, 06/01/30	1,329	1,267,500
3.63%, 08/01/46(a)	454	323,168
4.50%, 12/01/44(a)	948	815,364
5.38%, 05/01/28	615	624,129
FIBRA Prologis
5.50%, 11/26/35(b)	500	487,075
5.63%, 01/14/38(a)(b)	1,105	1,064,811
First Industrial LP, 5.25%, 01/15/31(a)	465	470,522
Global Net Lease, Inc., 4.50%, 09/30/28(b)	35	34,212
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	1,490	1,337,614
4.00%, 01/15/30	1,402	1,349,082
4.00%, 01/15/31	1,668	1,577,414
5.25%, 02/15/33	620	609,203
5.30%, 01/15/29	1,385	1,393,410
5.63%, 09/15/34	1,045	1,041,821
5.63%, 03/01/36	2,280	2,238,226
5.75%, 06/01/28	1,314	1,332,359
5.75%, 11/01/37	855	842,562
6.25%, 09/15/54(a)	870	863,618
6.75%, 12/01/33(a)	405	430,684
Goodman U.S. Finance Eight LLC, 5.88%, 04/28/46(b)	1,350	1,329,885
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	375	365,658
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	560	511,596
Goodman U.S. Finance Seven LLC, 5.25%, 04/28/36(a)(b)	1,350	1,331,927
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(a)(b)	1,175	1,161,433
Healthcare Realty Holdings LP
2.00%, 03/15/31	1,357	1,188,973
2.05%, 03/15/31	623	542,542
2.40%, 03/15/30(a)	1,035	946,226
3.10%, 02/15/30	1,004	945,810
3.63%, 01/15/28	656	644,682
3.75%, 07/01/27(a)	1,021	1,013,316
Healthpeak OP LLC
2.13%, 12/01/28	1,412	1,333,173
2.88%, 01/15/31	1,238	1,139,005
3.00%, 01/15/30	1,541	1,453,781
3.50%, 07/15/29(a)	1,355	1,309,499
4.75%, 01/15/33	450	441,572
5.25%, 12/15/32	1,330	1,344,946
5.38%, 02/15/35(a)	970	978,178
6.75%, 02/01/41(a)	777	848,256
Highwoods Realty LP
2.60%, 02/01/31	635	565,812
3.05%, 02/15/30	573	532,810
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 03/15/28	$492	$485,436
4.20%, 04/15/29	559	547,799
5.35%, 01/15/33(a)	250	248,803
7.65%, 02/01/34	155	173,521
Host Hotels & Resorts LP
4.25%, 12/15/28	1,075	1,066,116
5.50%, 04/15/35	1,350	1,352,549
5.70%, 06/15/32	650	666,705
5.70%, 07/01/34	1,085	1,107,804
Series H, 3.38%, 12/15/29	611	581,524
Series I, 3.50%, 09/15/30	2,441	2,302,952
Series J, 2.90%, 12/15/31	930	830,953
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,756	1,512,460
2.30%, 11/15/28	1,365	1,293,011
2.70%, 01/15/34	694	582,167
4.15%, 04/15/32	940	894,184
4.88%, 02/01/35	1,010	980,986
4.95%, 01/15/33	790	779,503
5.45%, 08/15/30	1,175	1,195,286
5.50%, 08/15/33(a)	750	762,050
Kilroy Realty LP
2.50%, 11/15/32	1,683	1,394,625
2.65%, 11/15/33	1,620	1,303,683
3.05%, 02/15/30	1,042	959,361
4.25%, 08/15/29	870	843,146
4.75%, 12/15/28	1,045	1,036,118
5.88%, 10/15/35	485	475,573
6.25%, 01/15/36	535	537,304
Kimco Realty OP LLC
1.90%, 03/01/28	548	526,127
2.25%, 12/01/31	695	615,065
2.70%, 10/01/30	1,266	1,178,793
3.20%, 04/01/32	505	466,464
3.70%, 10/01/49	611	450,087
4.13%, 12/01/46(a)	723	585,933
4.25%, 04/01/45(a)	1,014	851,804
4.45%, 09/01/47	710	595,799
4.60%, 02/01/33	1,760	1,736,922
4.85%, 03/01/35	863	849,048
5.30%, 02/01/36	895	907,695
6.40%, 03/01/34(a)	875	951,316
Kite Realty Group LP
4.95%, 12/15/31	630	628,199
5.20%, 08/15/32	335	337,963
5.50%, 03/01/34	445	451,401
Kite Realty Group Trust, 4.75%, 09/15/30	815	815,863
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(b)	10	9,787
5.50%, 08/01/30(a)	70	70,830
7.00%, 07/15/31(b)	40	41,428
Lineage OP LP, 5.25%, 07/15/30	295	296,195
LXP Industrial Trust
2.38%, 10/01/31	538	468,328
2.70%, 09/15/30	725	661,046
Mid-America Apartments LP
1.70%, 02/15/31	1,047	918,035
2.75%, 03/15/30(a)	580	544,618
2.88%, 09/15/51	659	415,480
3.60%, 06/01/27	910	904,739

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.95%, 03/15/29	$1,036	$1,021,914
4.20%, 06/15/28	875	871,697
4.65%, 01/15/33	570	562,483
4.95%, 03/01/35(a)	660	652,217
5.00%, 03/15/34	590	588,548
5.30%, 02/15/32(a)	755	777,025
National Health Investors, Inc.
3.00%, 02/01/31	759	687,798
5.35%, 02/01/33	380	377,252
NNN REIT, Inc.
2.50%, 04/15/30	1,179	1,089,668
3.00%, 04/15/52(a)	865	540,153
3.10%, 04/15/50(a)	958	617,543
3.50%, 10/15/27	785	775,302
3.50%, 04/15/51	775	541,449
4.30%, 10/15/28	923	919,385
4.60%, 02/15/31	850	843,341
4.80%, 10/15/48(a)	502	437,694
5.50%, 06/15/34	990	1,009,326
5.60%, 10/15/33	954	982,741
Omega Healthcare Investors, Inc.
3.25%, 04/15/33(a)	1,305	1,156,738
3.38%, 02/01/31	1,213	1,126,685
3.63%, 10/01/29	963	925,462
4.75%, 01/15/28	1,010	1,011,486
5.20%, 07/01/30	1,114	1,121,188
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	820	730,574
4.75%, 03/15/33	20	19,608
4.95%, 01/15/35	440	430,320
5.25%, 08/15/32	615	623,363
5.75%, 07/15/34	670	693,952
Piedmont Operating Partnership LP
2.75%, 04/01/32	407	346,004
3.15%, 08/15/30(a)	361	329,669
5.63%, 01/15/33	425	421,617
6.88%, 07/15/29	150	157,678
Prologis LP
1.25%, 10/15/30	1,488	1,296,909
1.63%, 03/15/31(a)	357	312,166
1.75%, 07/01/30(a)	575	515,079
1.75%, 02/01/31	1,375	1,209,605
2.13%, 10/15/50	1,031	553,452
2.25%, 04/15/30	1,691	1,556,368
2.25%, 01/15/32	1,555	1,369,569
2.88%, 11/15/29	903	857,673
3.00%, 04/15/50	1,259	831,088
3.05%, 03/01/50	822	546,200
3.38%, 12/15/27	774	764,075
3.88%, 09/15/28	780	772,176
4.00%, 09/15/28	953	945,726
4.25%, 06/15/31(a)	900	884,652
4.38%, 02/01/29(a)	864	863,949
4.38%, 09/15/48	150	124,368
4.63%, 01/15/33	1,965	1,947,541
4.75%, 01/15/31	965	972,764
4.75%, 06/15/33	1,765	1,750,772
4.88%, 06/15/28	1,414	1,428,794
4.90%, 06/15/36	1,620	1,588,118
5.00%, 03/15/34	1,425	1,424,500
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 01/31/35	$1,355	$1,350,828
5.13%, 01/15/34	1,190	1,203,110
5.25%, 05/15/35	1,540	1,561,067
5.25%, 06/15/53(a)	1,869	1,769,134
5.25%, 03/15/54(a)	1,525	1,440,893
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	970	948,989
4.63%, 03/15/33(b)	1,110	1,082,046
4.75%, 01/15/36(b)	900	864,702
5.25%, 04/01/29(b)	970	987,295
5.25%, 01/15/35(b)	750	751,130
5.50%, 04/01/34(b)	660	671,924
Public Storage Operating Co.
1.85%, 05/01/28	1,267	1,211,360
1.95%, 11/09/28	1,115	1,052,945
2.25%, 11/09/31(a)	1,175	1,043,957
2.30%, 05/01/31	1,115	1,002,550
3.09%, 09/15/27	1,025	1,011,003
3.39%, 05/01/29(a)	680	662,228
4.38%, 07/01/30	1,260	1,253,436
5.00%, 07/01/35(a)	680	678,817
5.00%, 12/15/35	675	668,433
5.10%, 08/01/33	1,290	1,314,059
5.13%, 01/15/29(a)	1,065	1,086,631
5.35%, 08/01/53(a)	1,783	1,708,606
Rayonier LP, 2.75%, 05/17/31(a)	867	780,637
Realty Income Corp.
1.80%, 03/15/33(a)	630	521,429
2.10%, 03/15/28(a)	858	824,472
2.20%, 06/15/28	1,042	998,915
2.70%, 02/15/32	768	685,470
2.85%, 12/15/32	1,587	1,408,387
3.10%, 12/15/29(a)	1,135	1,080,342
3.20%, 02/15/31	835	782,225
3.25%, 06/15/29	1,546	1,490,853
3.25%, 01/15/31	1,726	1,624,034
3.40%, 01/15/28	1,163	1,145,840
3.40%, 01/15/30	1,071	1,027,977
3.65%, 01/15/28	1,087	1,075,898
3.95%, 08/15/27	485	482,999
3.95%, 02/01/29(a)	850	839,097
4.00%, 07/15/29	834	821,101
4.50%, 02/01/33	550	536,799
4.65%, 03/15/47	1,005	875,110
4.70%, 12/15/28	1,035	1,040,688
4.75%, 02/15/29(a)	590	594,333
4.75%, 04/15/33	765	755,446
4.85%, 03/15/30(a)	995	1,005,587
4.90%, 07/15/33	905	902,142
5.13%, 02/15/34	1,220	1,228,432
5.13%, 04/15/35	835	835,987
5.38%, 09/01/54(a)	935	902,510
5.63%, 10/13/32(a)	1,355	1,412,218
5.88%, 03/15/35(a)	1,185	1,248,538
Regency Centers LP
2.95%, 09/15/29	846	806,458
3.70%, 06/15/30	1,118	1,083,167
4.13%, 03/15/28	697	694,097
4.40%, 02/01/47(a)	693	580,693
4.50%, 03/15/33	770	751,288
4.65%, 03/15/49	570	491,402

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 07/15/32	$690	$696,912
5.10%, 01/15/35	885	886,735
5.25%, 01/15/34	764	774,378
Rexford Industrial Realty LP
2.13%, 12/01/30	979	867,405
2.15%, 09/01/31	755	656,736
5.00%, 06/15/28(a)	900	907,199
Sabra Health Care LP
3.20%, 12/01/31	985	894,639
3.90%, 10/15/29	647	626,919
Safehold GL Holdings LLC
2.80%, 06/15/31	1,117	1,011,157
2.85%, 01/15/32(a)	150	134,334
5.65%, 01/15/35(a)	835	846,036
6.10%, 04/01/34(a)	510	535,012
Simon Property Group LP
1.75%, 02/01/28(a)	1,320	1,266,198
2.20%, 02/01/31	1,215	1,092,835
2.25%, 01/15/32	1,500	1,313,788
2.45%, 09/13/29	3,029	2,839,043
2.65%, 07/15/30	1,409	1,310,401
2.65%, 02/01/32	1,536	1,372,558
3.25%, 09/13/49(a)	2,777	1,911,225
3.38%, 06/15/27(a)	1,329	1,318,161
3.38%, 12/01/27	1,541	1,521,988
3.80%, 07/15/50(a)	1,407	1,055,821
4.25%, 10/01/44	821	684,414
4.25%, 11/30/46	890	732,788
4.30%, 01/15/31	1,460	1,439,430
4.38%, 10/01/30	1,140	1,130,756
4.75%, 09/26/34	1,700	1,663,584
4.75%, 03/15/42	860	782,375
5.13%, 10/01/35(a)	1,680	1,679,489
5.50%, 03/08/33(a)	850	880,736
5.85%, 03/08/53(a)	1,435	1,454,906
6.25%, 01/15/34	1,270	1,367,878
6.65%, 01/15/54	920	1,031,005
6.75%, 02/01/40(a)	1,329	1,500,231
Store Capital LLC
2.70%, 12/01/31	665	585,018
2.75%, 11/18/30	698	629,713
4.50%, 03/15/28	775	770,481
4.63%, 03/15/29	626	620,351
4.95%, 02/11/31	570	564,243
5.40%, 04/30/30	1,000	1,009,483
Sun Communities Operating LP
2.30%, 11/01/28	660	626,343
2.70%, 07/15/31	1,228	1,105,907
4.20%, 04/15/32	1,165	1,117,831
Tanger Properties LP
2.75%, 09/01/31	675	603,163
3.88%, 07/15/27	685	679,775
Trust 2401
4.87%, 01/15/30(b)	125	119,561
6.39%, 01/15/50(a)(b)	460	421,544
6.95%, 01/30/44(b)	55	54,532
7.38%, 02/13/34(b)	365	387,572
7.70%, 01/23/32(b)	270	288,292
Trust Fibra Uno
6.39%, 01/15/50(a)(b)	1,369	1,253,146
6.95%, 01/30/44(a)(b)	1,305	1,287,213
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.38%, 02/13/34(b)	$1,135	$1,205,256
7.70%, 01/23/32(a)(b)	726	772,101
UDR, Inc.
1.90%, 03/15/33(a)	838	690,622
2.10%, 08/01/32	610	518,669
2.10%, 06/15/33	570	473,313
3.00%, 08/15/31	963	884,769
3.10%, 11/01/34	643	552,003
3.20%, 01/15/30	1,197	1,141,454
3.50%, 07/01/27	670	664,773
3.50%, 01/15/28	708	697,740
4.40%, 01/26/29	788	785,731
5.13%, 09/01/34	530	528,027
Ventas Realty LP
2.50%, 09/01/31	955	850,717
3.00%, 01/15/30	1,307	1,233,165
4.00%, 03/01/28	1,260	1,249,309
4.38%, 02/01/45(a)	530	444,920
4.40%, 01/15/29	1,675	1,667,600
4.75%, 11/15/30	1,186	1,188,452
4.88%, 04/15/49(a)	741	645,729
5.00%, 01/15/35	1,005	989,339
5.00%, 02/15/36(a)	1,085	1,064,764
5.10%, 07/15/32	810	816,423
5.63%, 07/01/34	1,110	1,144,506
5.70%, 09/30/43	526	520,514
VICI Properties LP
4.75%, 02/15/28	2,263	2,266,086
4.75%, 04/01/28	460	459,981
4.95%, 02/15/30	2,035	2,035,380
5.13%, 11/15/31(a)	1,505	1,505,645
5.13%, 05/15/32	2,750	2,729,096
5.63%, 04/01/35(a)	1,395	1,399,770
5.63%, 05/15/52(a)	1,535	1,410,789
5.75%, 04/01/34(a)	1,380	1,407,541
6.13%, 04/01/54(a)	975	957,118
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(b)	1,612	1,568,475
4.13%, 08/15/30(b)	1,540	1,477,997
4.50%, 01/15/28(b)	705	700,806
4.63%, 12/01/29(b)	2,930	2,882,403
WEA Finance LLC
3.50%, 06/15/29(a)(b)	1,645	1,581,371
4.13%, 09/20/28(b)	791	781,537
4.63%, 09/20/48(a)(b)	952	768,068
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	890	749,674
Welltower OP LLC
2.05%, 01/15/29	970	913,242
2.75%, 01/15/31	1,198	1,103,976
2.75%, 01/15/32	800	721,803
2.80%, 06/01/31	1,760	1,617,246
3.10%, 01/15/30	1,579	1,500,696
3.85%, 06/15/32(a)	825	785,833
4.13%, 03/15/29	1,384	1,373,173
4.25%, 04/15/28	1,502	1,499,690
4.50%, 07/01/30	2,325	2,316,381
4.95%, 09/01/48	1,015	934,491
5.13%, 07/01/35	1,530	1,537,930
5.13%, 03/15/43	490	459,846
6.50%, 03/15/41	820	909,002

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
3.38%, 03/09/33	$1,040	$939,761
4.00%, 11/15/29	1,577	1,544,825
4.00%, 04/15/30	1,817	1,769,977
4.00%, 03/09/52	955	717,530
6.88%, 12/15/33	510	561,522
6.95%, 10/01/27	915	942,772
7.38%, 03/15/32(a)	1,234	1,381,005
WP Carey, Inc.
2.25%, 04/01/33	644	539,378
2.40%, 02/01/31	1,054	947,226
2.45%, 02/01/32	555	486,313
3.85%, 07/15/29	839	820,790
4.65%, 07/15/30	798	795,096
5.38%, 06/30/34	585	590,378
		521,628,903
Retail — 2.0%
7-Eleven, Inc.
1.30%, 02/10/28(b)	1,910	1,810,998
1.80%, 02/10/31(b)	3,245	2,826,383
2.50%, 02/10/41(a)(b)	1,392	943,784
2.80%, 02/10/51(a)(b)	2,521	1,483,285
Alimentation Couche-Tard, Inc.
2.95%, 01/25/30(a)(b)	1,614	1,520,744
3.44%, 05/13/41(a)(b)	1,495	1,181,147
3.55%, 07/26/27(b)	1,538	1,523,424
3.63%, 05/13/51(a)(b)	585	413,307
3.80%, 01/25/50(b)	1,468	1,083,748
4.15%, 09/29/28(b)	1,360	1,348,630
4.50%, 07/26/47(b)	930	770,240
5.08%, 09/29/35(b)	800	790,644
5.27%, 02/12/34(b)	1,570	1,584,963
5.62%, 02/12/54(a)(b)	1,110	1,070,510
Arcos Dorados BV, 6.38%, 01/29/32(b)	525	543,375
AutoNation, Inc.
1.95%, 08/01/28	945	892,056
2.40%, 08/01/31(a)	1,343	1,182,296
3.80%, 11/15/27	700	692,529
3.85%, 03/01/32	970	906,630
4.45%, 01/15/29	1,820	1,803,823
4.75%, 06/01/30(a)	1,010	1,005,849
5.89%, 03/15/35(a)	820	838,115
AutoZone, Inc.
1.65%, 01/15/31	1,031	899,011
3.75%, 06/01/27	883	878,278
3.75%, 04/18/29(a)	1,079	1,057,554
4.00%, 04/15/30(a)	1,280	1,250,874
4.50%, 02/01/28	870	871,330
4.75%, 08/01/32	1,495	1,482,248
4.75%, 02/01/33	1,135	1,119,992
5.10%, 07/15/29	955	970,307
5.13%, 06/15/30	1,140	1,158,587
5.20%, 08/01/33	590	595,642
5.40%, 07/15/34(a)	1,335	1,356,078
6.25%, 11/01/28	885	919,321
6.55%, 11/01/33	930	1,010,218
Best Buy Co., Inc.
1.95%, 10/01/30(a)	1,302	1,159,627
4.45%, 10/01/28(a)	1,452	1,452,378
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	680	490,838
Security	Par (000)	Value
Retail (continued)
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	$1,497	$1,133,347
CK Hutchison International 24 II Ltd.
4.38%, 03/13/30(b)	680	677,878
4.75%, 09/13/34(a)(b)	915	906,771
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	1,440	1,479,119
5.50%, 04/26/34(a)(b)	2,480	2,576,049
Costco Wholesale Corp.
1.38%, 06/20/27	1,160	1,129,763
1.60%, 04/20/30	3,384	3,067,009
1.75%, 04/20/32	1,664	1,446,456
Darden Restaurants, Inc.
4.35%, 10/15/27	600	598,835
4.55%, 10/15/29	940	936,524
4.55%, 02/15/48(a)	501	411,181
6.30%, 10/10/33(a)	960	1,027,410
Dick's Sporting Goods, Inc.
3.15%, 01/15/32(a)	1,505	1,376,312
4.00%, 10/01/29(b)	430	419,583
4.10%, 01/15/52	1,480	1,069,495
Dollar General Corp.
3.50%, 04/03/30	2,191	2,088,304
4.13%, 05/01/28	926	919,096
4.13%, 04/03/50(a)	850	655,377
5.00%, 11/01/32	1,420	1,413,560
5.20%, 07/05/28(a)	1,226	1,240,709
5.45%, 07/05/33	1,317	1,339,862
5.50%, 11/01/52(a)	520	490,952
Dollar Tree, Inc.
2.65%, 12/01/31	1,710	1,528,563
3.38%, 12/01/51	855	567,720
4.20%, 05/15/28	2,446	2,431,323
El Puerto de Liverpool SAB de CV
5.75%, 02/10/38(b)	1,190	1,135,260
6.26%, 01/22/32(a)(b)	805	837,136
6.66%, 01/22/37(b)	690	708,739
Ferguson Enterprises, Inc.
4.35%, 03/15/31(a)	1,110	1,091,321
5.00%, 10/03/34	1,085	1,078,655
Genuine Parts Co.
1.88%, 11/01/30	1,038	902,883
2.75%, 02/01/32	1,035	900,385
4.95%, 08/15/29	1,585	1,579,671
6.50%, 11/01/28	1,260	1,304,153
6.88%, 11/01/33(a)	685	741,861
Home Depot, Inc.(The)
0.90%, 03/15/28	900	851,298
1.38%, 03/15/31	3,000	2,599,290
1.50%, 09/15/28	1,817	1,714,012
1.88%, 09/15/31	1,720	1,508,208
2.38%, 03/15/51	2,175	1,228,962
2.70%, 04/15/30	2,557	2,406,556
2.75%, 09/15/51	1,510	920,461
2.80%, 09/14/27(a)	1,930	1,898,695
2.95%, 06/15/29	3,072	2,955,143
3.13%, 12/15/49	2,383	1,594,703
3.25%, 04/15/32	2,480	2,312,718
3.30%, 04/15/40	2,786	2,238,669
3.35%, 04/15/50(a)	3,145	2,189,172
3.50%, 09/15/56(a)	1,588	1,093,712

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.63%, 04/15/52	$2,940	$2,116,588
3.75%, 09/15/28	815	808,215
3.90%, 12/06/28(a)	2,332	2,317,007
3.90%, 06/15/47	2,069	1,614,802
3.95%, 09/15/30(a)	855	840,436
4.20%, 04/01/43	2,028	1,729,401
4.25%, 04/01/46	3,164	2,641,246
4.40%, 03/15/45	2,090	1,786,809
4.50%, 09/15/32	2,000	1,992,625
4.50%, 12/06/48	2,810	2,383,307
4.65%, 09/15/35(a)	2,025	1,973,451
4.75%, 06/25/29	2,160	2,187,533
4.85%, 06/25/31	1,910	1,943,530
4.88%, 06/25/27	1,275	1,286,348
4.88%, 02/15/44	1,776	1,627,708
4.90%, 04/15/29(a)	1,395	1,417,576
4.95%, 06/25/34	3,370	3,385,967
4.95%, 09/15/52(a)	1,565	1,406,216
5.30%, 06/25/54(a)	2,885	2,721,078
5.40%, 09/15/40(a)	1,050	1,061,553
5.40%, 06/25/64(a)	805	762,784
5.88%, 12/16/36	5,203	5,533,106
5.95%, 04/01/41	1,631	1,730,661
InRetail Consumer, 3.25%, 03/22/28(b)	245	236,344
Lowe's Companies, Inc.
1.30%, 04/15/28	1,371	1,296,107
1.70%, 09/15/28	1,710	1,609,835
1.70%, 10/15/30	2,180	1,927,554
2.63%, 04/01/31(a)	3,510	3,203,376
2.80%, 09/15/41	2,221	1,582,708
3.00%, 10/15/50(a)	3,067	1,932,493
3.50%, 04/01/51(a)	923	640,366
3.65%, 04/05/29	2,557	2,501,017
3.70%, 04/15/46	2,497	1,870,466
3.75%, 04/01/32	2,403	2,278,063
3.95%, 10/15/27	695	692,208
4.00%, 10/15/28	1,360	1,347,358
4.05%, 05/03/47	2,986	2,334,430
4.25%, 03/15/31	2,140	2,102,041
4.25%, 04/01/52	2,990	2,338,113
4.38%, 09/15/45(a)	957	795,193
4.45%, 04/01/62	2,620	2,032,249
4.50%, 04/15/30	2,109	2,108,348
4.50%, 10/15/32(a)	2,200	2,156,809
4.55%, 04/05/49	1,340	1,112,052
4.65%, 04/15/42	1,144	1,023,523
4.85%, 10/15/35(a)	1,775	1,729,490
5.00%, 04/15/33(a)	2,110	2,125,454
5.00%, 04/15/40	650	618,302
5.00%, 09/15/43	801	727,732
5.13%, 04/15/50	685	613,606
5.15%, 07/01/33(a)	2,340	2,366,963
5.50%, 10/15/35(a)	1,125	1,157,725
5.63%, 04/15/53(a)	2,490	2,393,612
5.75%, 07/01/53	790	771,587
5.80%, 10/15/36	540	567,866
5.80%, 09/15/62	1,764	1,715,249
5.85%, 04/01/63	688	671,980
6.50%, 03/15/29(a)	1,570	1,653,285
6.88%, 02/15/28(a)	1,045	1,089,340
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	510	553,974
Security	Par (000)	Value
Retail (continued)
McDonald's Corp.
2.13%, 03/01/30	$1,747	$1,605,100
2.63%, 09/01/29(a)	1,831	1,735,783
3.50%, 07/01/27(a)	892	885,845
3.60%, 07/01/30	1,559	1,511,849
3.63%, 05/01/43	1,110	868,420
3.63%, 09/01/49	3,356	2,440,565
3.70%, 02/15/42	939	757,742
3.80%, 04/01/28(a)	1,978	1,962,425
4.20%, 04/01/50	1,420	1,133,434
4.40%, 02/12/31	1,215	1,209,893
4.45%, 03/01/47(a)	1,645	1,387,989
4.45%, 09/01/48	1,168	979,970
4.60%, 05/15/30	1,025	1,031,691
4.60%, 09/09/32(a)	1,500	1,506,298
4.60%, 05/26/45	1,240	1,081,287
4.70%, 12/09/35	1,737	1,702,337
4.80%, 08/14/28	1,577	1,592,537
4.88%, 07/15/40(a)	565	534,476
4.88%, 12/09/45	3,265	2,947,760
4.95%, 08/14/33(a)	1,095	1,111,622
4.95%, 03/03/35	760	757,491
5.00%, 05/17/29(a)	1,100	1,118,551
5.00%, 02/13/36(a)	1,480	1,477,620
5.15%, 09/09/52(a)	1,480	1,355,538
5.20%, 05/17/34(a)	680	697,371
5.45%, 08/14/53(a)	1,540	1,471,181
5.70%, 02/01/39	711	738,883
6.30%, 10/15/37	1,627	1,769,987
6.30%, 03/01/38	1,455	1,585,486
O'Reilly Automotive, Inc.
1.75%, 03/15/31(a)	755	660,564
3.60%, 09/01/27	1,175	1,163,964
3.90%, 06/01/29	901	885,667
4.20%, 04/01/30	1,062	1,046,211
4.35%, 06/01/28	1,222	1,220,710
4.70%, 06/15/32	1,215	1,206,782
5.00%, 08/19/34	830	823,070
5.10%, 03/12/36	1,070	1,058,984
Ross Stores, Inc., 1.88%, 04/15/31	748	659,990
Starbucks Corp.
2.25%, 03/12/30	1,520	1,397,054
2.55%, 11/15/30(a)	2,319	2,128,068
3.00%, 02/14/32	1,490	1,364,888
3.35%, 03/12/50	1,107	757,251
3.50%, 03/01/28(a)	1,159	1,143,515
3.50%, 11/15/50(a)	2,332	1,631,939
3.55%, 08/15/29	1,903	1,857,469
3.75%, 12/01/47(a)	1,007	750,628
4.00%, 11/15/28	1,605	1,589,690
4.30%, 06/15/45	655	540,175
4.45%, 08/15/49	1,842	1,517,883
4.50%, 05/15/28	797	798,159
4.50%, 11/15/48	582	485,624
4.80%, 02/15/33	1,085	1,087,341
4.90%, 02/15/31	1,050	1,062,016
5.00%, 02/15/34(a)	521	527,199
Target Corp.
2.35%, 02/15/30	1,530	1,422,670
2.65%, 09/15/30	975	905,486
2.95%, 01/15/52(a)	1,410	897,324

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.38%, 04/15/29	$1,979	$1,931,919
3.63%, 04/15/46	1,270	960,021
3.90%, 11/15/47	1,612	1,255,185
4.00%, 07/01/42	1,922	1,611,577
4.35%, 06/15/28	1,265	1,268,206
4.40%, 01/15/33(a)	1,090	1,083,512
4.50%, 09/15/32(a)	2,310	2,312,933
4.50%, 09/15/34	1,455	1,415,678
4.80%, 01/15/53(a)	2,095	1,848,699
5.00%, 04/15/35(a)	1,490	1,494,977
5.25%, 02/15/36(a)	1,035	1,052,923
6.35%, 11/01/32	444	484,520
6.50%, 10/15/37(a)	752	835,164
7.00%, 01/15/38	890	1,031,161
Tiffany & Co., 4.90%, 10/01/44	580	534,298
TJX Companies, Inc.(The)
1.15%, 05/15/28	1,525	1,439,448
1.60%, 05/15/31	1,135	992,142
3.88%, 04/15/30	1,227	1,205,919
4.50%, 04/15/50(a)	516	440,937
Tractor Supply Co.
1.75%, 11/01/30(a)	1,505	1,327,273
5.25%, 05/15/33	1,175	1,182,346
Walmart, Inc.
2.38%, 09/24/29(a)	229	216,005
2.50%, 09/22/41	2,165	1,559,536
2.65%, 09/22/51	2,333	1,449,908
2.95%, 09/24/49	1,233	831,478
3.25%, 07/08/29(a)	1,492	1,456,270
3.63%, 12/15/47	1,135	884,425
3.70%, 06/26/28	3,012	2,991,768
3.90%, 04/15/28(a)	1,495	1,491,693
3.95%, 06/28/38	1,355	1,251,493
4.00%, 04/30/29(a)	640	637,537
4.00%, 04/15/30	1,233	1,223,863
4.00%, 04/11/43	729	622,514
4.05%, 06/29/48	3,115	2,562,297
4.10%, 04/15/33(a)	3,050	2,984,690
4.15%, 04/30/31	1,700	1,687,302
4.15%, 09/09/32(a)	2,385	2,362,811
4.30%, 04/22/44(a)	670	599,747
4.35%, 04/28/30(a)	1,980	1,988,959
4.45%, 04/30/33(a)	1,575	1,566,273
4.50%, 09/09/52	2,031	1,763,268
4.50%, 04/15/53(a)	2,440	2,130,852
4.75%, 04/30/36(a)	1,575	1,565,800
4.88%, 07/08/40	730	719,527
4.90%, 04/28/35(a)	2,605	2,633,937
5.00%, 10/25/40(a)	330	331,067
5.25%, 09/01/35	2,800	2,908,542
5.63%, 04/01/40	1,095	1,157,505
5.63%, 04/15/41(a)	1,330	1,407,828
6.20%, 04/15/38(a)	1,450	1,618,588
6.50%, 08/15/37	1,635	1,871,846
7.55%, 02/15/30	1,435	1,598,958
		354,090,966
Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30(b)(d)	1,876	1,828,824
4.13%, 10/18/32, (5-year USD ICE Swap + 1.85%)(b)(d)	1,268	1,253,719
Security	Par (000)	Value
Savings & Loans (continued)
4.30%, 03/08/29(b)(d)	$1,595	$1,585,963
4.35%, 09/30/30(b)	1,300	1,280,766
4.65%, 07/14/29, (1-day SOFR + 1.06%)(b)(d)	1,400	1,401,261
4.85%, 07/27/27(b)	1,400	1,408,308
5.13%, 07/29/29(b)	1,240	1,259,356
5.54%, 07/14/36, (1-day SOFR + 1.65%)(a)(b)(d)	770	778,158
		10,796,355
Semiconductors — 2.2%
Advanced Micro Devices, Inc.
3.92%, 06/01/32(a)	850	825,345
4.32%, 03/24/28	1,515	1,519,171
4.39%, 06/01/52(a)	755	631,724
Analog Devices, Inc.
1.70%, 10/01/28	1,270	1,196,804
2.10%, 10/01/31	2,220	1,961,664
2.80%, 10/01/41	1,362	992,508
2.95%, 10/01/51(a)	1,738	1,121,537
3.45%, 06/15/27	1,020	1,014,362
4.25%, 06/15/28	2,155	2,154,292
4.25%, 10/01/32	85	84,291
4.50%, 06/15/30	1,155	1,154,385
5.05%, 04/01/34	955	972,475
5.30%, 12/15/45	675	655,766
5.30%, 04/01/54	915	877,589
Applied Materials, Inc.
1.75%, 06/01/30	1,647	1,482,622
2.75%, 06/01/50(a)	1,567	999,731
4.00%, 01/15/31	1,380	1,350,823
4.35%, 04/01/47	1,175	1,004,290
4.60%, 01/15/36	650	630,358
4.80%, 06/15/29	1,255	1,272,886
5.10%, 10/01/35	1,023	1,037,622
5.85%, 06/15/41	1,390	1,464,590
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	1,408	1,392,754
Broadcom, Inc.
1.95%, 02/15/28(a)	1,297	1,248,669
2.45%, 02/15/31	5,515	5,008,632
2.60%, 02/15/33	3,350	2,919,834
3.14%, 11/15/35(b)	6,473	5,514,060
3.19%, 11/15/36(b)	5,145	4,304,038
3.42%, 04/15/33	4,520	4,130,471
3.47%, 04/15/34	6,338	5,704,067
3.50%, 02/15/41	6,269	5,013,465
3.75%, 02/15/51	3,542	2,648,069
4.00%, 04/15/29(b)	2,102	2,077,461
4.15%, 11/15/30	3,965	3,894,000
4.15%, 04/15/32(b)	1,970	1,903,092
4.20%, 10/15/30	1,065	1,049,031
4.30%, 01/15/31	950	939,333
4.30%, 11/15/32	3,854	3,741,986
4.35%, 02/15/30	3,826	3,802,381
4.55%, 02/15/32	1,500	1,485,400
4.60%, 07/15/30	2,935	2,937,075
4.60%, 01/15/33	2,030	2,000,329
4.75%, 04/15/29	2,480	2,501,262
4.80%, 04/15/28	2,170	2,190,129
4.80%, 10/15/34	2,955	2,909,035
4.80%, 02/15/36	3,861	3,758,988
4.90%, 07/15/32	3,195	3,213,670

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.90%, 02/15/38	$3,310	$3,193,711
4.93%, 05/15/37(b)	4,707	4,573,659
4.95%, 01/15/36	1,510	1,492,199
5.00%, 04/15/30	1,810	1,835,441
5.05%, 07/12/27	811	819,080
5.05%, 07/12/29	5,175	5,265,273
5.05%, 04/15/30	2,275	2,312,704
5.15%, 11/15/31	3,275	3,345,582
5.20%, 04/15/32	2,424	2,475,053
5.20%, 07/15/35	4,640	4,667,780
5.70%, 01/15/56	1,090	1,087,616
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	2,600	2,663,910
5.88%, 01/25/34(b)	2,695	2,731,854
5.90%, 01/25/30(b)	2,125	2,199,574
5.90%, 01/25/33(b)	2,410	2,506,074
6.10%, 01/25/36(b)	2,165	2,275,086
6.15%, 01/25/32(b)	1,455	1,530,225
6.20%, 01/25/37(b)	2,785	2,938,057
6.25%, 01/25/35(b)	2,535	2,680,663
6.30%, 01/25/39(a)(b)	2,290	2,418,696
6.40%, 01/25/38(b)	2,205	2,351,999
Intel Corp.
1.60%, 08/12/28	1,870	1,759,724
2.00%, 08/12/31	2,400	2,095,296
2.45%, 11/15/29	3,727	3,472,199
2.80%, 08/12/41	1,711	1,200,889
3.05%, 08/12/51	2,270	1,423,822
3.10%, 02/15/60	2,078	1,202,018
3.20%, 08/12/61	1,460	856,917
3.25%, 11/15/49	3,574	2,348,702
3.73%, 12/08/47	3,628	2,630,417
3.75%, 08/05/27	2,065	2,052,342
3.90%, 03/25/30	3,236	3,146,659
4.00%, 08/05/29(a)	1,182	1,162,021
4.00%, 12/15/32	1,723	1,629,279
4.10%, 05/19/46	2,371	1,849,785
4.10%, 05/11/47	2,022	1,560,410
4.15%, 08/05/32	2,550	2,450,944
4.25%, 12/15/42(a)	1,548	1,286,522
4.60%, 03/25/40	1,503	1,356,960
4.65%, 06/01/31	2,950	2,927,271
4.75%, 03/25/50(a)	4,805	3,998,761
4.80%, 10/01/41	1,195	1,071,112
4.88%, 02/10/28	3,120	3,140,778
4.90%, 07/29/45(a)	1,166	1,020,517
4.90%, 08/05/52	3,365	2,850,660
4.95%, 03/25/60	1,561	1,304,062
5.00%, 02/21/31	1,715	1,735,095
5.00%, 08/15/33	3,065	3,055,219
5.05%, 08/05/62	1,735	1,456,856
5.13%, 02/10/30	2,610	2,651,589
5.15%, 02/21/34(a)	1,685	1,692,873
5.20%, 02/10/33	4,060	4,118,464
5.30%, 05/15/36	3,435	3,430,651
5.60%, 02/21/54(a)	2,525	2,380,444
5.63%, 02/10/43(a)	2,160	2,101,726
5.70%, 02/10/53	3,875	3,682,393
5.90%, 02/10/63	1,410	1,360,161
6.13%, 05/15/56	3,090	3,112,704
6.20%, 05/15/66	2,325	2,337,330
Security	Par (000)	Value
Semiconductors (continued)
Kioxia Holdings Corp., 6.63%, 07/24/33(b)	$20	$20,968
KLA Corp.
3.30%, 03/01/50	959	664,616
4.10%, 03/15/29	1,978	1,964,391
4.65%, 07/15/32	1,900	1,906,719
4.70%, 02/01/34	690	685,226
4.95%, 07/15/52(a)	2,588	2,350,194
5.00%, 03/15/49	822	755,756
5.25%, 07/15/62	1,430	1,324,358
5.65%, 11/01/34	673	702,510
Lam Research Corp.
1.90%, 06/15/30	1,679	1,521,780
2.88%, 06/15/50	718	461,042
3.13%, 06/15/60	1,071	663,336
4.00%, 03/15/29	1,989	1,972,017
4.88%, 03/15/49	1,380	1,254,874
Marvell Technology, Inc.
2.45%, 04/15/28	1,370	1,320,510
2.95%, 04/15/31	1,680	1,548,149
4.75%, 07/15/30	1,055	1,058,321
4.88%, 06/22/28	1,073	1,081,508
5.30%, 04/15/36	1,095	1,095,461
5.45%, 07/15/35	865	885,063
5.75%, 02/15/29	1,265	1,301,485
5.95%, 09/15/33	890	939,303
Microchip Technology, Inc.
4.90%, 03/15/28	1,575	1,584,375
5.05%, 03/15/29	1,115	1,126,531
5.05%, 02/15/30	1,520	1,534,641
Micron Technology, Inc.
2.70%, 04/15/32	2,613	2,345,104
3.37%, 11/01/41	589	460,404
3.48%, 11/01/51	1,110	794,057
NVIDIA Corp.
1.55%, 06/15/28	3,010	2,865,489
2.00%, 06/15/31	2,450	2,195,668
2.85%, 04/01/30(a)	3,365	3,194,164
3.50%, 04/01/40	2,327	1,946,907
3.50%, 04/01/50(a)	2,899	2,165,425
3.70%, 04/01/60(a)	964	709,647
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,143	1,168,768
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	2,098	1,886,095
2.65%, 02/15/32	2,018	1,792,381
3.13%, 02/15/42(a)	400	291,765
3.25%, 05/11/41	2,270	1,727,786
3.25%, 11/30/51	715	475,694
3.40%, 05/01/30	1,573	1,501,923
4.30%, 08/19/28	1,175	1,170,422
4.30%, 06/18/29	2,804	2,781,533
4.40%, 06/01/27	949	949,862
4.85%, 08/19/32	793	787,532
5.00%, 01/15/33	1,559	1,559,156
5.25%, 08/19/35(a)	975	978,287
Qorvo, Inc.
3.38%, 04/01/31(b)	1,457	1,334,568
4.38%, 10/15/29(a)	1,630	1,598,779
QUALCOMM, Inc.
1.30%, 05/20/28	2,132	2,017,169
1.65%, 05/20/32(a)	2,066	1,754,800
2.15%, 05/20/30	2,555	2,341,665

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.25%, 05/20/50	$979	$668,970
4.25%, 05/20/32	895	881,615
4.30%, 05/20/47	2,820	2,338,346
4.50%, 05/20/30	870	874,351
4.50%, 05/20/52(a)	2,120	1,774,677
4.65%, 05/20/35(a)	1,397	1,379,402
4.75%, 05/20/32	1,005	1,011,511
4.80%, 05/20/45	2,875	2,593,710
5.00%, 05/20/35(a)	1,255	1,259,825
5.40%, 05/20/33	1,410	1,471,539
6.00%, 05/20/53(a)	1,910	1,980,303
SK Hynix, Inc.
2.38%, 01/19/31(a)(b)	2,440	2,219,707
4.25%, 09/11/28(b)	790	786,718
4.38%, 09/11/30(b)	10	9,920
5.50%, 01/16/29(a)(b)	1,455	1,493,044
6.38%, 01/17/28(a)(b)	1,002	1,033,015
6.50%, 01/17/33(a)(b)	1,095	1,199,726
Skyworks Solutions, Inc., 3.00%, 06/01/31	1,107	1,004,456
Texas Instruments, Inc.
1.75%, 05/04/30	1,800	1,627,708
1.90%, 09/15/31	1,100	969,275
2.25%, 09/04/29	1,435	1,344,502
2.70%, 09/15/51	990	608,252
2.90%, 11/03/27(a)	1,159	1,140,759
3.65%, 08/16/32(a)	705	671,794
3.88%, 03/15/39	1,707	1,502,378
4.10%, 08/16/52(a)	980	782,029
4.15%, 05/15/48	3,029	2,514,000
4.50%, 05/23/30	1,075	1,079,714
4.60%, 02/15/28(a)	1,150	1,157,778
4.60%, 02/08/29	1,335	1,349,763
4.85%, 02/08/34	940	949,215
4.90%, 03/14/33(a)	1,673	1,704,802
5.00%, 03/14/53	1,050	964,339
5.05%, 05/18/63	2,562	2,307,790
5.10%, 05/23/35	1,265	1,282,319
5.15%, 02/08/54(a)	895	845,053
TSMC Arizona Corp.
2.50%, 10/25/31	2,305	2,092,301
3.13%, 10/25/41	1,495	1,221,670
3.25%, 10/25/51	2,320	1,752,304
4.13%, 04/22/29(a)	795	792,618
4.25%, 04/22/32	1,265	1,255,324
4.50%, 04/22/52(a)	1,370	1,280,070
TSMC Global Ltd.
1.00%, 09/28/27(b)	1,540	1,477,117
1.38%, 09/28/30(a)(b)	2,146	1,893,006
1.75%, 04/23/28(b)	1,845	1,762,773
2.25%, 04/23/31(a)(b)	2,675	2,414,241
4.38%, 07/22/27(b)	270	270,474
4.63%, 07/22/32(b)	455	459,819
Xilinx, Inc., 2.38%, 06/01/30	1,513	1,399,488
		376,341,568
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	1,565	1,482,839
3.48%, 12/01/27	282	277,922
4.20%, 05/01/30	1,192	1,167,530
5.35%, 01/15/30	1,295	1,320,221
Security	Par (000)	Value
Shipbuilding (continued)
5.75%, 01/15/35	$1,015	$1,053,738
		5,302,250
Software — 2.5%
Adobe, Inc.
2.30%, 02/01/30	2,528	2,341,549
4.75%, 01/17/28	1,429	1,441,241
4.80%, 04/04/29(a)	1,657	1,677,918
4.95%, 01/17/30	550	558,802
4.95%, 04/04/34(a)	1,385	1,385,853
5.30%, 01/17/35(a)	430	437,471
Atlassian Corp.
5.25%, 05/15/29	1,210	1,223,912
5.50%, 05/15/34	740	739,695
Autodesk, Inc.
2.40%, 12/15/31	1,905	1,680,549
2.85%, 01/15/30	1,488	1,399,553
3.50%, 06/15/27	1,159	1,149,395
5.30%, 06/15/35	770	770,660
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	1,851	1,654,485
2.90%, 12/01/29	1,376	1,291,576
5.75%, 05/15/36	675	677,123
Cadence Design Systems, Inc.
4.20%, 09/10/27	965	963,738
4.30%, 09/10/29	1,910	1,898,369
4.70%, 09/10/34	1,160	1,144,854
Concentrix Corp.
6.50%, 03/01/29(a)	535	525,020
6.60%, 08/02/28(a)	1,520	1,514,558
6.85%, 08/02/33(a)	855	782,134
Constellation Software, Inc./Canada
5.16%, 02/16/29(b)	1,145	1,150,164
5.46%, 02/16/34(a)(b)	690	681,047
Fidelity National Information Services, Inc.
1.65%, 03/01/28	1,032	980,600
2.25%, 03/01/31	1,106	983,984
3.10%, 03/01/41	1,415	1,032,349
3.75%, 05/21/29	315	306,191
4.45%, 03/10/28	1,245	1,241,890
4.50%, 08/15/46	885	717,826
4.55%, 03/10/29	3,445	3,426,110
4.80%, 03/10/31	2,105	2,089,379
5.10%, 07/15/32	765	767,598
5.63%, 07/15/52(a)	1,540	1,467,864
Series 30Y, 4.75%, 05/15/48(a)	642	534,648
Fiserv, Inc.
2.25%, 06/01/27	1,638	1,603,917
2.65%, 06/01/30	1,533	1,404,994
3.50%, 07/01/29(a)	6,255	6,017,350
4.20%, 10/01/28	2,040	2,018,521
4.40%, 07/01/49(a)	3,400	2,608,434
4.55%, 02/15/31	1,020	999,486
4.75%, 03/15/30	1,775	1,762,710
5.15%, 08/12/34(a)	1,875	1,827,804
5.25%, 08/11/35(a)	1,611	1,577,369
5.35%, 03/15/31	1,380	1,396,747
5.38%, 08/21/28	1,565	1,584,924
5.45%, 03/02/28	1,880	1,903,460
5.45%, 03/15/34	1,350	1,346,211
5.60%, 03/02/33	1,780	1,805,907
5.63%, 08/21/33	2,470	2,504,675

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Intuit, Inc.
1.35%, 07/15/27	$1,209	$1,171,661
1.65%, 07/15/30(a)	1,390	1,235,702
5.13%, 09/15/28	1,967	1,997,516
5.20%, 09/15/33	1,995	2,017,343
5.50%, 09/15/53(a)	2,080	1,881,725
Microsoft Corp.
1.35%, 09/15/30	1,004	894,194
2.50%, 09/15/50	3,388	2,020,704
2.53%, 06/01/50(a)	10,779	6,493,759
2.68%, 06/01/60	7,062	3,961,823
2.92%, 03/17/52	10,594	6,835,220
3.04%, 03/17/62(a)	3,781	2,320,984
3.40%, 06/15/27(a)	1,013	1,008,935
3.45%, 08/08/36(a)	3,431	3,082,009
3.50%, 02/12/35(a)	722	671,105
3.50%, 11/15/42(a)	794	643,110
3.70%, 08/08/46	3,405	2,697,195
3.75%, 02/12/45(a)	1,100	892,311
3.95%, 08/08/56	925	709,729
4.00%, 02/12/55(a)	970	756,836
4.10%, 02/06/37(a)	1,753	1,665,143
4.20%, 11/03/35(a)	996	974,448
4.25%, 02/06/47(a)	2,110	1,804,837
4.45%, 11/03/45(a)	1,521	1,359,003
4.50%, 10/01/40	1,126	1,076,895
4.50%, 06/15/47	1,097	965,070
4.50%, 02/06/57	1,610	1,378,769
4.75%, 11/03/55(a)	715	645,046
5.20%, 06/01/39(a)	1,265	1,309,875
5.30%, 02/08/41(a)	1,752	1,801,585
MSCI, Inc.
3.25%, 08/15/33(b)	1,165	1,028,357
3.63%, 09/01/30(b)	1,935	1,834,365
3.63%, 11/01/31(b)	1,500	1,393,229
3.88%, 02/15/31(b)	1,350	1,279,929
4.00%, 11/15/29(b)	2,785	2,701,816
5.15%, 03/15/36	710	690,253
5.25%, 09/01/35(a)	2,007	1,977,370
Open Text Corp., 6.90%, 12/01/27(b)	1,386	1,420,496
Oracle Corp.
2.30%, 03/25/28	3,274	3,134,287
2.88%, 03/25/31	6,337	5,676,115
2.95%, 04/01/30	5,884	5,431,711
3.25%, 11/15/27(a)	4,985	4,889,830
3.25%, 05/15/30	1,555	1,451,238
3.60%, 04/01/40	5,854	4,340,765
3.60%, 04/01/50	8,246	5,154,167
3.65%, 03/25/41	4,714	3,451,988
3.80%, 11/15/37	3,551	2,879,893
3.85%, 07/15/36	2,377	1,995,680
3.85%, 04/01/60	5,186	3,131,609
3.90%, 05/15/35	2,767	2,380,969
3.95%, 03/25/51(a)	6,316	4,148,920
4.00%, 07/15/46	5,772	4,014,891
4.00%, 11/15/47	4,257	2,921,140
4.10%, 03/25/61	2,310	1,469,858
4.13%, 05/15/45(a)	4,206	2,992,070
4.20%, 09/27/29	1,965	1,915,466
4.30%, 07/08/34	3,304	2,990,298
4.38%, 05/15/55	2,294	1,572,660
Security	Par (000)	Value
Software (continued)
4.45%, 09/26/30	$3,940	$3,820,069
4.50%, 05/06/28	1,010	1,007,810
4.50%, 07/08/44	2,061	1,573,759
4.55%, 02/04/29	5,635	5,578,704
4.65%, 05/06/30	1,905	1,874,783
4.70%, 09/27/34	3,335	3,097,728
4.80%, 08/03/28	2,289	2,288,916
4.80%, 09/26/32	5,445	5,232,159
4.90%, 02/06/33	3,035	2,917,523
4.95%, 02/04/31	7,640	7,512,762
5.20%, 09/26/35	7,635	7,271,489
5.25%, 02/03/32	2,620	2,600,418
5.35%, 05/04/33	5,775	5,684,233
5.38%, 07/15/40	4,457	4,010,330
5.38%, 09/27/54	3,455	2,770,088
5.50%, 08/03/35	3,780	3,666,489
5.50%, 09/27/64	1,980	1,566,787
5.55%, 02/06/53	4,151	3,434,180
5.70%, 02/04/36	5,735	5,634,494
5.88%, 09/26/45	5,185	4,637,129
5.95%, 09/26/55	4,119	3,601,847
6.00%, 08/03/55	3,719	3,260,931
6.10%, 09/26/65	3,375	2,913,306
6.13%, 07/08/39	2,409	2,371,221
6.13%, 08/03/65	1,030	892,326
6.15%, 11/09/29	2,625	2,725,280
6.25%, 11/09/32	4,312	4,483,460
6.50%, 04/15/38(a)	1,485	1,521,255
6.55%, 02/04/46	7,830	7,549,623
6.70%, 02/04/56	7,385	7,112,577
6.85%, 02/04/66	7,750	7,423,665
6.90%, 11/09/52	4,755	4,678,550
Paychex, Inc.
5.10%, 04/15/30(a)	3,245	3,282,202
5.35%, 04/15/32	2,970	3,008,772
5.60%, 04/15/35(a)	1,490	1,505,058
Roper Technologies, Inc.
1.40%, 09/15/27(a)	1,522	1,464,565
1.75%, 02/15/31	2,101	1,822,169
2.00%, 06/30/30	1,232	1,103,545
2.95%, 09/15/29(a)	1,409	1,335,830
4.20%, 09/15/28	1,738	1,723,395
4.25%, 09/15/28	1,120	1,113,050
4.45%, 09/15/30(a)	1,055	1,039,619
4.50%, 10/15/29	935	927,933
4.75%, 02/15/32(a)	965	953,287
4.90%, 10/15/34	2,095	2,023,669
5.10%, 09/15/35	1,065	1,035,306
Salesforce, Inc.
1.50%, 07/15/28	2,136	2,013,762
1.95%, 07/15/31	3,405	2,977,021
2.70%, 07/15/41	2,618	1,804,603
2.90%, 07/15/51	3,329	1,970,097
3.05%, 07/15/61(a)	2,100	1,201,250
3.70%, 04/11/28	2,157	2,131,838
4.50%, 03/15/28	5,550	5,554,955
4.65%, 03/15/29	6,035	6,047,321
4.90%, 09/15/31	6,350	6,353,484
5.20%, 03/15/33	4,600	4,627,696
5.55%, 03/15/36	6,085	6,128,540
6.40%, 03/15/46	3,050	3,111,680

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.55%, 03/15/56	$7,595	$7,743,223
6.70%, 03/15/66	2,710	2,809,108
ServiceNow, Inc.
1.40%, 09/01/30	2,758	2,421,121
4.25%, 05/15/28(a)	325	324,982
4.70%, 08/15/31(a)	430	430,303
5.05%, 05/15/33	445	447,128
5.40%, 05/15/36	1,110	1,118,348
Series ., 6.30%, 05/15/56	170	175,543
Synopsys, Inc.
4.65%, 04/01/28	2,675	2,684,790
4.85%, 04/01/30	3,755	3,776,264
5.00%, 04/01/32	2,205	2,218,680
5.15%, 04/01/35	4,035	4,029,678
5.70%, 04/01/55	4,030	3,928,953
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	520	496,196
4.95%, 03/28/28	1,820	1,834,023
5.40%, 06/12/29	1,055	1,077,043
5.60%, 06/12/34	315	322,892
VMware LLC
1.80%, 08/15/28	1,723	1,628,851
2.20%, 08/15/31	2,765	2,444,265
4.70%, 05/15/30	1,775	1,781,393
Workday, Inc.
3.70%, 04/01/29	1,455	1,418,183
3.80%, 04/01/32(a)	2,285	2,134,574
		439,762,595
Sovereign Debt Securities — 0.0%
Amazon Conservation DAC, 6.03%, 01/16/42(b)	70	70,616
Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30	2,620	2,442,991
3.63%, 04/22/29	2,155	2,093,404
4.38%, 07/16/42	2,260	1,962,279
4.38%, 04/22/49(a)	1,562	1,301,965
4.70%, 07/21/32	2,275	2,246,967
5.00%, 01/20/33	260	259,085
6.13%, 11/15/37	635	667,723
6.13%, 03/30/40	3,845	4,023,944
6.38%, 03/01/35	2,150	2,334,415
AT&T, Inc.
1.65%, 02/01/28	4,193	4,011,683
2.25%, 02/01/32	4,895	4,277,142
2.30%, 06/01/27	4,197	4,117,599
2.55%, 12/01/33	7,599	6,438,822
2.75%, 06/01/31	5,702	5,203,709
3.10%, 02/01/43	1,893	1,369,164
3.30%, 02/01/52	2,400	1,536,461
3.50%, 06/01/41	5,224	4,062,673
3.50%, 09/15/53	14,713	9,729,557
3.50%, 02/01/61	1,305	814,650
3.55%, 09/15/55	13,935	9,110,784
3.65%, 06/01/51	5,379	3,720,098
3.65%, 09/15/59	11,034	7,201,966
3.80%, 12/01/57	9,808	6,664,451
3.85%, 06/01/60	2,715	1,840,282
4.10%, 02/15/28	3,065	3,051,700
4.30%, 02/15/30	6,205	6,149,026
4.30%, 12/15/42(a)	3,098	2,582,311
Security	Par (000)	Value
Telecommunications (continued)
4.35%, 03/01/29(a)	$5,835	$5,822,375
4.35%, 06/15/45	2,105	1,711,277
4.40%, 04/30/31(a)	490	484,174
4.50%, 05/15/35	5,380	5,105,122
4.50%, 03/09/48(a)	3,745	3,026,885
4.55%, 11/01/32	3,480	3,417,259
4.55%, 03/09/49	2,280	1,842,783
4.65%, 06/01/44	951	810,280
4.70%, 08/15/30	2,355	2,365,094
4.75%, 04/30/33	1,240	1,224,869
4.75%, 05/15/46	4,420	3,756,359
4.80%, 06/15/44(a)	852	738,568
4.85%, 03/01/39	1,814	1,695,031
4.85%, 07/15/45	775	676,194
4.90%, 11/01/35	2,270	2,215,015
4.90%, 08/15/37	1,746	1,680,388
5.13%, 04/30/36	1,935	1,908,059
5.15%, 03/15/42(a)	786	724,406
5.15%, 11/15/46	1,640	1,475,173
5.15%, 02/15/50	1,236	1,089,131
5.25%, 10/30/36	2,285	2,262,120
5.25%, 03/01/37	2,875	2,853,034
5.35%, 09/01/40(a)	1,311	1,275,923
5.38%, 08/15/35(a)	2,405	2,434,571
5.40%, 02/15/34	5,449	5,568,264
5.45%, 03/01/47	1,258	1,167,992
5.55%, 08/15/41	983	961,691
5.55%, 11/01/45	2,590	2,461,980
5.65%, 02/15/47(a)	1,195	1,151,718
5.70%, 11/01/54	2,990	2,820,341
5.70%, 03/01/57(a)	1,013	962,872
5.85%, 04/30/46	2,085	2,036,051
6.00%, 08/15/40(a)	1,198	1,223,950
6.00%, 04/30/56	1,895	1,857,925
6.05%, 08/15/56	3,355	3,315,447
6.15%, 09/15/34	605	631,345
6.20%, 10/30/56	885	890,792
6.25%, 03/29/41(a)	650	676,375
6.30%, 01/15/38(a)	1,000	1,067,740
6.30%, 10/30/66	1,695	1,702,107
6.38%, 03/01/41	988	1,044,803
6.55%, 02/15/39(a)	702	765,886
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	1,007	714,175
4.30%, 07/29/49	304	241,085
4.46%, 04/01/48	2,368	1,976,946
5.10%, 05/11/33(a)	1,745	1,753,639
5.20%, 02/15/34(a)	1,495	1,501,604
5.45%, 11/15/36	915	917,367
5.55%, 02/15/54(a)	1,605	1,522,001
Series US-4, 3.65%, 03/17/51	911	642,787
Series US-5, 2.15%, 02/15/32(a)	740	645,208
Series US-6, 3.20%, 02/15/52(a)	60	39,206
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	555	520,577
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	2,052	1,962,757
4.25%, 11/08/49(a)(b)	655	519,027
5.13%, 12/04/28	2,155	2,181,420
9.63%, 12/15/30	5,124	6,098,250
Cisco Systems, Inc.
4.55%, 02/24/28(a)	1,830	1,843,131

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.75%, 02/24/30	$2,045	$2,070,805
4.85%, 02/26/29	5,070	5,147,233
4.95%, 02/26/31	4,865	4,967,014
4.95%, 02/24/32	2,135	2,171,245
5.05%, 02/26/34	4,360	4,421,271
5.10%, 02/24/35	2,100	2,131,564
5.30%, 02/26/54(a)	3,390	3,226,759
5.35%, 02/26/64	1,735	1,630,500
5.50%, 01/15/40	3,490	3,572,766
5.50%, 02/24/55	1,450	1,421,947
5.90%, 02/15/39	3,871	4,124,050
Corning, Inc.
3.90%, 11/15/49	1,066	812,788
4.38%, 11/15/57(a)	1,470	1,180,995
4.70%, 03/15/37	710	683,429
4.75%, 03/15/42	740	675,792
5.35%, 11/15/48	671	639,987
5.45%, 11/15/79	1,916	1,771,298
5.75%, 08/15/40(a)	1,096	1,122,181
5.85%, 11/15/68	618	606,262
7.25%, 08/15/36	507	509,648
Deutsche Telekom AG, 3.63%, 01/21/50(a)(b)	1,732	1,254,493
Deutsche Telekom International Finance BV
4.38%, 06/21/28(a)(b)	1,985	1,982,420
4.75%, 06/21/38(a)(b)	1,141	1,084,925
4.88%, 03/06/42(b)	1,683	1,534,386
8.75%, 06/15/30	6,524	7,383,754
9.25%, 06/01/32	1,171	1,431,768
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(b)	895	794,930
Juniper Networks, Inc.
2.00%, 12/10/30	1,108	975,911
3.75%, 08/15/29	1,069	1,037,134
5.95%, 03/15/41(a)	726	727,705
Koninklijke KPN NV, 8.38%, 10/01/30(a)	948	1,084,002
KT Corp.
4.13%, 02/02/28(b)	160	159,319
4.38%, 01/03/29(b)	120	119,763
Motorola Solutions, Inc.
2.30%, 11/15/30	1,659	1,499,293
2.75%, 05/24/31	1,822	1,657,050
4.60%, 02/23/28(a)	1,442	1,447,239
4.60%, 05/23/29	1,589	1,591,128
4.85%, 08/15/30	945	949,717
5.00%, 04/15/29(a)	820	830,815
5.20%, 08/15/32	835	846,825
5.40%, 04/15/34	2,040	2,071,597
5.50%, 09/01/44	619	599,692
5.55%, 08/15/35	1,090	1,113,406
5.60%, 06/01/32	1,125	1,163,687
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	1,560	1,393,134
2.63%, 05/05/31(a)(b)	2,304	2,100,540
4.00%, 10/01/27(b)	1,330	1,322,788
4.15%, 09/16/30(b)	980	964,575
4.25%, 10/01/29(a)(b)	1,120	1,111,955
5.75%, 10/06/28(b)	1,675	1,721,380
Nokia OYJ
4.38%, 06/12/27	1,060	1,056,639
6.63%, 05/15/39	790	838,631
Security	Par (000)	Value
Telecommunications (continued)
NTT Finance Corp.
1.59%, 04/03/28(a)(b)	$3,085	$2,932,266
2.07%, 04/03/31(b)	987	870,179
4.37%, 07/27/27(b)	770	769,978
4.57%, 07/16/27(b)	1,765	1,768,539
4.62%, 07/16/28(b)	2,195	2,196,666
4.88%, 07/16/30(b)	4,940	4,956,859
5.10%, 07/02/27(b)	1,325	1,334,933
5.11%, 07/02/29(b)	1,820	1,844,474
5.14%, 07/02/31(a)(b)	2,615	2,647,154
5.17%, 07/16/32(b)	4,090	4,111,745
5.50%, 07/16/35(a)(b)	4,485	4,545,471
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	1,295	1,182,606
3.88%, 01/31/28(b)	1,018	1,009,847
4.50%, 01/31/43(b)	925	830,948
4.63%, 10/10/34(b)	460	453,497
Orange SA
4.00%, 01/13/29(a)(b)	1,480	1,464,808
4.25%, 01/13/31(b)	645	632,386
4.75%, 01/13/33(b)	180	177,923
5.00%, 01/13/36(b)	2,475	2,429,584
5.38%, 01/13/42	1,786	1,736,216
5.50%, 02/06/44	1,325	1,297,906
5.75%, 01/13/56(b)	285	286,401
9.00%, 03/01/31	5,328	6,260,249
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/36(b)	6,470	6,297,851
Rogers Communications, Inc.
3.70%, 11/15/49	1,189	862,146
3.80%, 03/15/32	3,626	3,389,464
4.30%, 02/15/48(a)	1,192	940,374
4.35%, 05/01/49	935	740,205
4.50%, 03/15/42	1,523	1,298,960
4.50%, 03/15/43(a)	858	717,244
4.55%, 03/15/52	3,880	3,088,781
5.00%, 02/15/29	2,738	2,760,502
5.00%, 03/15/44	443	395,020
5.30%, 02/15/34	2,320	2,307,680
5.45%, 10/01/43	1,381	1,294,236
7.50%, 08/15/38	805	917,656
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	125	127,920
SoftBank Corp.
4.70%, 07/09/30(a)(b)	775	767,469
5.33%, 07/09/35(a)(b)	655	650,079
Sprint Capital Corp.
6.88%, 11/15/28	4,735	4,989,225
8.75%, 03/15/32	3,516	4,171,673
STC Sukuk Co. II Ltd.
4.49%, 01/15/31(b)	1,000	987,425
5.08%, 01/15/36(b)	2,194	2,184,418
STC Sukuk Co. Ltd., 3.89%, 05/13/29(a)(b)	1,487	1,451,907
Telefonica Emisiones SA
4.67%, 03/06/38(a)	630	575,596
4.90%, 03/06/48	2,461	2,088,396
5.21%, 03/08/47	4,247	3,776,622
5.52%, 03/01/49(a)	2,153	1,981,329
7.05%, 06/20/36	4,222	4,676,488
Telefonica Europe BV, 8.25%, 09/15/30(a)	2,540	2,867,859
TELUS Corp.
3.40%, 05/13/32(a)	1,051	961,153

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.70%, 09/15/27	$1,067	$1,056,196
4.30%, 06/15/49	625	497,392
4.60%, 11/16/48(a)	745	625,246
T-Mobile USA, Inc.
2.05%, 02/15/28	3,089	2,972,394
2.25%, 11/15/31	1,687	1,486,789
2.40%, 03/15/29	2,230	2,108,819
2.55%, 02/15/31	4,742	4,315,833
2.63%, 02/15/29	1,462	1,393,222
2.70%, 03/15/32	2,125	1,894,326
2.88%, 02/15/31	1,995	1,840,026
3.00%, 02/15/41	4,656	3,459,713
3.30%, 02/15/51	5,262	3,483,456
3.38%, 04/15/29	4,461	4,329,432
3.40%, 10/15/52(a)	5,055	3,364,624
3.50%, 04/15/31(a)	4,815	4,562,303
3.60%, 11/15/60	2,241	1,481,460
3.88%, 04/15/30	12,957	12,608,368
4.20%, 10/01/29(a)	1,265	1,252,951
4.38%, 04/15/40	4,408	3,913,065
4.50%, 04/15/50	5,904	4,815,105
4.63%, 01/15/33	1,730	1,702,273
4.70%, 01/15/35	1,800	1,746,284
4.80%, 07/15/28	1,340	1,350,280
4.85%, 01/15/29	2,330	2,351,540
4.95%, 03/15/28	2,165	2,185,966
4.95%, 11/15/35	1,935	1,900,180
5.00%, 02/15/36(a)	3,110	3,065,312
5.05%, 07/15/33	4,705	4,735,760
5.13%, 05/15/32	1,345	1,364,250
5.15%, 04/15/34	2,206	2,224,802
5.20%, 01/15/33	2,590	2,635,469
5.25%, 06/15/55	1,900	1,709,109
5.30%, 05/15/35(a)	2,095	2,121,419
5.50%, 01/15/55	1,743	1,629,894
5.65%, 01/15/53	3,526	3,359,491
5.70%, 01/15/56	2,065	1,982,809
5.75%, 01/15/34	2,130	2,222,766
5.75%, 01/15/54(a)	2,407	2,331,258
5.80%, 09/15/62	1,105	1,076,134
5.85%, 02/15/56(a)	2,075	2,034,121
5.88%, 11/15/55	2,630	2,587,658
6.00%, 06/15/54(a)	2,115	2,117,791
6.70%, 12/15/33	770	846,845
Verizon Communications, Inc.
1.50%, 09/18/30	1,919	1,693,414
1.68%, 10/30/30	1,708	1,512,160
1.75%, 01/20/31(a)	4,130	3,645,203
2.10%, 03/22/28	4,078	3,924,107
2.36%, 03/15/32	8,365	7,345,677
2.55%, 03/21/31	7,048	6,426,921
2.65%, 11/20/40	4,252	3,035,733
2.85%, 09/03/41	3,425	2,452,255
2.88%, 11/20/50(a)	4,193	2,592,053
2.99%, 10/30/56	5,106	3,034,572
3.00%, 11/20/60(a)	3,493	2,036,257
3.15%, 03/22/30(a)	2,243	2,138,332
3.40%, 03/22/41	5,473	4,252,195
3.55%, 03/22/51	6,780	4,772,216
3.70%, 03/22/61	5,877	3,987,789
3.85%, 11/01/42	1,569	1,269,054
Security	Par (000)	Value
Telecommunications (continued)
3.88%, 02/08/29	$2,053	$2,030,233
3.88%, 03/01/52(a)	2,847	2,113,354
4.00%, 03/22/50	2,600	1,999,338
4.02%, 12/03/29	5,805	5,721,888
4.13%, 08/15/46	1,812	1,460,293
4.27%, 01/15/36	3,095	2,875,059
4.33%, 09/21/28(a)	5,008	5,009,112
4.40%, 11/01/34	4,270	4,071,737
4.50%, 08/10/33	4,802	4,670,283
4.52%, 09/15/48	2,480	2,066,405
4.67%, 03/15/55(a)	1,470	1,211,016
4.75%, 01/15/33	2,135	2,115,008
4.75%, 11/01/41	1,090	984,929
4.78%, 02/15/35	4,315	4,198,941
4.81%, 03/15/39	2,790	2,619,747
4.86%, 08/21/46	4,535	3,995,488
5.00%, 01/15/36	4,545	4,463,435
5.01%, 04/15/49	1,450	1,282,181
5.01%, 08/21/54	1,525	1,335,065
5.05%, 05/09/33	2,770	2,804,502
5.25%, 04/02/35	3,780	3,803,160
5.25%, 03/16/37	2,463	2,448,351
5.40%, 07/02/37	5,163	5,187,387
5.50%, 03/16/47(a)	995	954,263
5.50%, 02/23/54(a)	3,165	3,028,448
5.75%, 11/30/45	3,125	3,081,120
5.85%, 09/15/35(a)	1,010	1,061,911
5.88%, 11/30/55	4,310	4,241,471
6.00%, 11/30/65	2,595	2,555,191
6.05%, 05/14/58, (5-year CMT + 1.81%)(d)	1,845	1,868,793
6.20%, 05/14/56, (5-year CMT + 2.04%)(d)	2,250	2,283,901
6.40%, 09/15/33(a)	780	846,856
6.55%, 09/15/43	1,655	1,795,349
7.75%, 12/01/30(a)	495	555,621
Vodafone Group PLC
4.25%, 09/17/50	1,828	1,421,413
4.38%, 02/19/43	1,075	911,713
4.88%, 06/19/49	2,077	1,785,741
5.00%, 05/30/38(a)	1,062	1,040,086
5.13%, 06/19/59(a)	130	114,719
5.25%, 05/30/48(a)	2,341	2,125,118
5.63%, 02/10/53(a)	1,185	1,120,225
5.75%, 06/28/54(a)	3,380	3,235,649
5.75%, 02/10/63	695	652,189
5.88%, 06/28/64	1,509	1,452,440
6.15%, 02/27/37(a)	1,955	2,101,653
6.25%, 11/30/32	1,061	1,133,819
7.88%, 02/15/30	2,323	2,578,165
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	1,480	1,360,250
3.38%, 04/29/30(b)	485	463,089
4.10%, 07/14/51(a)(b)	885	686,177
		670,724,199
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	252	249,062
3.90%, 11/19/29	1,920	1,871,896
4.65%, 03/12/31(a)	645	637,873
5.10%, 05/15/44(a)	602	542,416
6.05%, 05/14/34(a)	380	397,168
6.35%, 03/15/40	1,169	1,223,702

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
Mattel, Inc.
3.75%, 04/01/29(b)	$1,742	$1,690,112
5.00%, 11/17/30(a)	950	947,423
5.45%, 11/01/41	635	583,598
5.88%, 12/15/27(b)	1,327	1,327,047
6.20%, 10/01/40(a)	505	503,482
		9,973,779
Transportation — 1.6%
AP Moller - Maersk A/S
4.50%, 06/20/29(a)(b)	1,839	1,836,641
5.88%, 09/14/33(a)(b)	1,555	1,631,152
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	1,318	821,152
3.05%, 02/15/51	1,276	832,154
3.25%, 06/15/27	303	300,493
3.30%, 09/15/51	2,057	1,403,190
3.55%, 02/15/50	1,729	1,254,795
3.90%, 08/01/46	1,224	966,351
4.05%, 06/15/48	1,016	809,779
4.13%, 06/15/47	1,285	1,048,947
4.15%, 04/01/45	1,997	1,660,569
4.15%, 12/15/48	1,359	1,100,883
4.38%, 09/01/42	1,287	1,133,127
4.40%, 03/15/42	1,020	905,966
4.45%, 03/15/43	1,427	1,261,959
4.45%, 01/15/53(a)	1,970	1,635,638
4.55%, 09/01/44	1,270	1,119,276
4.70%, 09/01/45	1,342	1,198,772
4.90%, 04/01/44	1,992	1,850,706
4.95%, 09/15/41	800	766,233
5.05%, 03/01/41	985	962,401
5.15%, 09/01/43	1,307	1,253,233
5.20%, 04/15/54	2,960	2,752,477
5.40%, 06/01/41	1,182	1,191,247
5.50%, 03/15/55	2,250	2,187,827
5.55%, 03/15/56	1,810	1,767,390
5.75%, 05/01/40	845	883,754
5.80%, 03/15/56	1,870	1,891,833
6.15%, 05/01/37	1,417	1,552,252
6.20%, 08/15/36	654	715,194
7.95%, 08/15/30	560	630,378
Canadian National Railway Co.
2.45%, 05/01/50	652	384,131
3.20%, 08/02/46	1,510	1,076,219
3.50%, 11/15/42	250	194,684
3.65%, 02/03/48	1,514	1,143,163
3.85%, 08/05/32	1,332	1,274,039
4.20%, 03/12/31	1,465	1,438,567
4.35%, 05/12/29(a)	410	409,119
4.38%, 09/18/34(a)	1,545	1,498,729
4.40%, 08/05/52(a)	1,237	1,037,609
4.45%, 01/20/49	916	778,746
4.50%, 11/07/43	415	361,051
4.75%, 11/12/35(a)	450	443,273
4.95%, 05/12/36	475	472,939
5.85%, 11/01/33(a)	770	823,749
6.13%, 11/01/53(a)	795	841,732
6.20%, 06/01/36	825	897,289
6.25%, 08/01/34	986	1,076,880
6.38%, 11/15/37	525	581,642
6.71%, 07/15/36	1,035	1,157,739
Security	Par (000)	Value
Transportation (continued)
6.90%, 07/15/28	$955	$1,004,117
Canadian Pacific Railway Co.
2.05%, 03/05/30	1,147	1,049,540
2.45%, 12/02/31	1,975	1,756,502
2.88%, 11/15/29	1,222	1,160,477
3.00%, 12/02/41(a)	1,690	1,250,837
3.10%, 12/02/51	3,465	2,263,495
3.50%, 05/01/50	1,874	1,335,038
4.00%, 06/01/28	1,624	1,611,763
4.00%, 03/15/29	1,160	1,146,445
4.20%, 11/15/69	546	407,101
4.30%, 05/15/43	874	755,998
4.70%, 05/01/48	1,091	954,080
4.80%, 03/30/30	1,470	1,483,077
4.80%, 09/15/35	325	321,607
4.80%, 08/01/45	978	881,900
4.95%, 08/15/45(a)	679	624,431
5.20%, 03/30/35	1,105	1,120,525
5.50%, 03/15/56	1,020	984,262
5.75%, 03/15/33(a)	590	615,188
5.75%, 01/15/42(a)	697	704,097
5.95%, 05/15/37	940	997,887
6.13%, 09/15/2115	1,091	1,129,588
7.13%, 10/15/31	1,060	1,175,809
Central Japan Railway Co., 4.25%, 11/24/45(b)	270	223,562
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	1,363	1,352,787
CSX Corp.
2.40%, 02/15/30	1,036	962,639
2.50%, 05/15/51	969	568,227
3.25%, 06/01/27	1,387	1,374,249
3.35%, 09/15/49	1,415	993,254
3.80%, 03/01/28(a)	1,445	1,433,785
3.80%, 11/01/46	1,596	1,239,943
3.80%, 04/15/50	186	140,969
3.95%, 05/01/50	1,268	982,314
4.10%, 11/15/32	1,600	1,552,594
4.10%, 03/15/44	1,843	1,533,601
4.25%, 03/15/29	2,067	2,059,861
4.25%, 11/01/66	1,060	807,139
4.30%, 03/01/48	1,854	1,532,202
4.40%, 03/01/43(a)	650	570,581
4.50%, 03/15/49	908	763,934
4.50%, 11/15/52(a)	1,952	1,645,370
4.50%, 08/01/54	1,055	882,913
4.65%, 03/01/68	755	619,045
4.75%, 05/30/42	905	832,739
4.75%, 11/15/48	1,223	1,084,032
4.90%, 03/15/55(a)	925	825,343
5.05%, 06/15/35	1,800	1,806,716
5.20%, 11/15/33(a)	955	977,946
5.50%, 04/15/41	1,030	1,039,332
6.00%, 10/01/36	870	932,243
6.15%, 05/01/37	1,552	1,680,568
6.22%, 04/30/40	1,418	1,537,618
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	530	330,050
3.83%, 09/14/61(b)	960	646,170
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30(a)(b)	915	880,083
3.69%, 09/13/61(b)	1,140	779,076
4.70%, 05/07/50(b)	1,989	1,690,332

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.00%, 01/25/47(a)(b)	$1,202	$1,088,106
ENA Master Trust, 4.00%, 05/19/48(a)(b)	692	545,741
FedEx Corp.
2.40%, 05/15/31(a)	1,530	1,373,204
3.10%, 08/05/29(a)	1,800	1,724,415
3.10%, 08/05/29	1,585	1,518,467
3.25%, 05/15/41	420	319,945
3.88%, 08/01/42(a)	800	638,431
3.90%, 02/01/35	1,090	1,003,084
4.05%, 02/15/48	5,293	4,079,912
4.10%, 04/15/43	90	73,606
4.10%, 02/01/45	330	264,623
4.25%, 05/15/30	1,850	1,827,286
4.25%, 05/15/30(a)	65	64,216
4.40%, 01/15/47	560	458,259
4.55%, 04/01/46	1,565	1,321,958
4.75%, 11/15/45	2,577	2,219,748
4.90%, 01/15/34(a)	305	302,294
4.95%, 10/17/48	1,395	1,230,577
5.10%, 01/15/44	2,285	2,101,220
5.25%, 05/15/50(a)	2,820	2,606,513
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	1,030	1,016,962
4.65%, 03/15/31(b)	235	231,477
4.95%, 03/15/33(b)	120	117,715
5.25%, 03/15/36(b)	555	541,412
GXO Logistics, Inc.
2.65%, 07/15/31	640	568,312
6.25%, 05/06/29	1,585	1,639,264
6.50%, 05/06/34(a)	775	811,977
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	1,195	1,204,335
Kazakhstan Temir Zholy National Co. JSC, 5.25%, 04/29/36(b)	1,000	971,773
Kirby Corp., 4.20%, 03/01/28(a)	989	982,715
Nakilat, Inc., 6.07%, 12/31/33(a)(b)	779	788,313
Norfolk Southern Corp.
2.30%, 05/15/31	1,052	943,761
2.55%, 11/01/29(a)	1,046	983,439
2.90%, 08/25/51	655	407,995
3.00%, 03/15/32	879	804,441
3.05%, 05/15/50	1,602	1,044,009
3.15%, 06/01/27	613	606,556
3.16%, 05/15/55	1,504	963,514
3.40%, 11/01/49	949	661,951
3.70%, 03/15/53	921	662,302
3.80%, 08/01/28	1,635	1,616,489
3.94%, 11/01/47	1,488	1,158,892
3.95%, 10/01/42	1,346	1,109,496
4.05%, 08/15/52	1,816	1,400,293
4.10%, 05/15/49	759	595,335
4.10%, 05/15/2121	750	518,882
4.15%, 02/28/48	1,272	1,027,092
4.45%, 03/01/33(a)	900	885,628
4.45%, 06/15/45	1,090	938,506
4.55%, 06/01/53	1,445	1,208,778
4.65%, 01/15/46	1,265	1,109,291
4.80%, 08/15/43	265	236,746
4.84%, 10/01/41(a)	1,186	1,105,089
5.05%, 08/01/30	1,350	1,373,471
5.10%, 05/01/35	805	810,798
Security	Par (000)	Value
Transportation (continued)
5.10%, 08/01/2118	$650	$558,645
5.35%, 08/01/54(a)	2,360	2,219,847
5.55%, 03/15/34	785	815,973
5.95%, 03/15/64	1,045	1,060,960
7.25%, 02/15/31	1,000	1,104,281
Polar Tankers, Inc., 5.95%, 05/10/37(b)	987	1,034,391
Ryder System, Inc.
4.30%, 06/15/27	590	589,618
4.30%, 12/01/30	580	571,405
4.85%, 06/15/30(a)	645	650,087
4.90%, 12/01/29	805	812,300
4.95%, 09/01/29(a)	860	869,290
5.00%, 03/15/30	875	886,613
5.25%, 06/01/28	1,580	1,603,561
5.38%, 03/15/29	1,045	1,068,481
5.50%, 06/01/29	760	779,230
5.65%, 03/01/28(a)	730	744,856
6.30%, 12/01/28	1,130	1,176,009
6.60%, 12/01/33(a)	1,170	1,282,034
TTX Co.
3.90%, 02/01/45(b)	320	256,133
4.20%, 07/01/46(b)	755	624,754
4.60%, 02/01/49(b)	829	716,575
4.65%, 06/15/44(b)	295	258,160
5.05%, 11/15/34(b)	700	701,934
5.65%, 12/01/52(b)	565	562,067
5.75%, 11/22/33(a)(b)	705	744,017
Union Pacific Corp.
2.38%, 05/20/31(a)	2,179	1,973,700
2.40%, 02/05/30	1,139	1,061,160
2.80%, 02/14/32(a)	2,510	2,289,620
2.89%, 04/06/36(a)	1,564	1,319,447
2.95%, 03/10/52	1,905	1,210,347
2.97%, 09/16/62	1,699	996,924
3.20%, 05/20/41	2,021	1,574,172
3.25%, 02/05/50(a)	1,407	968,811
3.35%, 08/15/46	1,065	766,171
3.38%, 02/01/35(a)	615	549,520
3.38%, 02/14/42	730	571,217
3.50%, 02/14/53	3,449	2,433,995
3.55%, 08/15/39(a)	1,272	1,072,745
3.55%, 05/20/61	1,468	992,318
3.60%, 09/15/37(a)	1,172	1,031,300
3.70%, 03/01/29	1,551	1,526,897
3.75%, 02/05/70	1,385	939,126
3.80%, 10/01/51	1,950	1,461,773
3.80%, 04/06/71	1,585	1,093,625
3.84%, 03/20/60	3,407	2,459,945
3.85%, 02/14/72(a)	710	492,569
3.88%, 02/01/55	1,075	802,614
3.95%, 09/10/28(a)	2,026	2,012,512
3.95%, 08/15/59	1,130	831,972
4.00%, 04/15/47	1,130	897,831
4.05%, 11/15/45	1,010	816,245
4.05%, 03/01/46	1,178	952,730
4.10%, 09/15/67	912	673,020
4.30%, 03/01/49	1,148	945,900
4.50%, 01/20/33(a)	1,335	1,331,323
4.50%, 09/10/48	967	816,723
4.95%, 09/09/52	1,401	1,275,766
4.95%, 05/15/53	945	851,553

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.10%, 02/20/35(a)	$1,525	$1,553,170
5.15%, 01/20/63(a)	580	531,092
5.60%, 12/01/54(a)	1,665	1,649,287
6.63%, 02/01/29	957	1,013,653
United Parcel Service of America, Inc., 7.62%, 04/01/30(a)(c)	890	981,022
United Parcel Service, Inc.
2.50%, 09/01/29	959	904,682
3.05%, 11/15/27	1,846	1,819,034
3.40%, 03/15/29	1,519	1,482,362
3.40%, 11/15/46	945	681,466
3.40%, 09/01/49	1,098	774,998
3.63%, 10/01/42	781	619,494
3.75%, 11/15/47	1,955	1,481,412
4.25%, 03/15/49	1,529	1,237,373
4.45%, 04/01/30(a)	1,587	1,593,423
4.65%, 10/15/30(a)	1,240	1,250,091
4.88%, 03/03/33(a)	1,705	1,731,099
4.88%, 11/15/40	1,364	1,298,228
5.05%, 03/03/53	2,725	2,455,247
5.15%, 05/22/34(a)	1,360	1,391,739
5.20%, 04/01/40(a)	967	958,317
5.25%, 05/14/35(a)	1,830	1,870,661
5.30%, 04/01/50(a)	2,530	2,398,468
5.50%, 05/22/54	2,135	2,059,339
5.60%, 05/22/64(a)	1,005	961,430
5.95%, 05/14/55(a)	2,305	2,361,585
6.05%, 05/14/65(a)	1,545	1,577,140
6.20%, 01/15/38	2,879	3,131,485
Walmart, Inc.
1.50%, 09/22/28	2,665	2,515,882
1.80%, 09/22/31	3,000	2,655,227
3.95%, 09/09/27	1,850	1,849,258
XPO, Inc., 6.25%, 06/01/28(b)	1,485	1,503,580
		281,016,700
Trucking & Leasing — 0.2%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	1,280	1,272,909
DAE Funding LLC
3.38%, 03/20/28(b)	1,110	1,074,682
4.95%, 01/15/33(a)(b)	1,000	963,580
GATX Corp.
1.90%, 06/01/31(a)	595	519,613
3.10%, 06/01/51	1,080	686,590
3.50%, 03/15/28	408	401,040
3.50%, 06/01/32	456	422,184
4.00%, 06/30/30(a)	780	760,623
4.50%, 03/30/45	285	235,176
4.55%, 11/07/28	545	544,064
4.70%, 04/01/29	790	792,566
4.90%, 03/15/33(a)	685	681,998
5.20%, 03/15/44(a)	1,205	1,114,533
5.45%, 09/15/33	805	817,409
5.50%, 06/15/35	1,405	1,423,159
6.05%, 03/15/34	950	1,001,299
6.05%, 06/05/54(a)	2,135	2,158,475
6.90%, 05/01/34	903	996,910
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	413	393,606
4.40%, 07/01/27(b)	1,242	1,239,769
Security	Par (000)	Value
Trucking & Leasing (continued)
4.55%, 01/15/31(a)(b)	$1,005	$993,279
5.25%, 07/01/29(b)	955	969,103
5.25%, 02/01/30(b)	1,885	1,910,241
5.35%, 03/30/29(b)	1,180	1,198,381
5.55%, 05/01/28(b)	2,065	2,097,209
5.70%, 02/01/28(a)(b)	1,060	1,076,048
5.88%, 11/15/27(b)	1,225	1,244,836
6.05%, 08/01/28(b)	3,215	3,304,384
6.20%, 06/15/30(b)	1,280	1,338,968
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(a)(b)	610	581,943
5.10%, 04/01/30(a)(b)	1,090	1,099,409
5.25%, 11/26/35(b)	985	968,186
5.30%, 04/03/29(a)(b)	1,625	1,648,339
5.45%, 05/03/28(a)(b)	1,175	1,190,763
5.55%, 04/03/34(b)	1,735	1,753,478
5.70%, 07/25/33(b)	2,057	2,111,794
		40,986,546
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29(a)	110	108,638
6.00%, 06/16/30(a)	490	489,874
		598,512
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	1,185	1,062,339
2.80%, 05/01/30	1,295	1,214,329
2.95%, 09/01/27	1,157	1,139,165
3.25%, 06/01/51	1,065	714,297
3.45%, 06/01/29	1,206	1,171,620
3.45%, 05/01/50	1,029	723,580
3.75%, 09/01/28	1,142	1,126,673
3.75%, 09/01/47	1,733	1,318,355
4.00%, 12/01/46	811	639,568
4.15%, 06/01/49	1,248	989,635
4.20%, 09/01/48	1,547	1,245,026
4.30%, 12/01/42	626	542,003
4.30%, 09/01/45	386	322,062
4.45%, 06/01/32(a)	1,135	1,115,721
4.63%, 06/01/29	925	928,970
5.15%, 03/01/34	920	936,635
5.20%, 04/01/36	1,085	1,086,227
5.25%, 03/01/35	1,315	1,335,421
5.45%, 03/01/54	1,025	979,747
5.70%, 09/01/55	1,750	1,729,078
6.59%, 10/15/37(a)	1,684	1,893,119
Essential Utilities, Inc.
2.40%, 05/01/31(a)	960	859,261
2.70%, 04/15/30	999	928,849
3.35%, 04/15/50	957	647,094
3.57%, 05/01/29	770	747,745
4.28%, 05/01/49	1,606	1,283,106
4.80%, 08/15/27	865	868,418
5.13%, 03/15/36	720	710,490
5.25%, 08/15/35	880	883,180
5.30%, 05/01/52	860	788,705
5.38%, 01/15/34(a)	755	768,472

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$375	$391,895
		31,090,785
Total Corporate Bonds & Notes — 98.2% (Cost: $17,740,162,757)		17,092,804,158
Foreign Government Obligations(g)
Japan — 0.0%
Development Bank of Japan, Inc., 4.00%, 08/28/27(b)	15	14,976
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)	13,848	13,927,349
South Korea — 0.1%
Korea Electric Power Corp.
4.00%, 06/14/27(b)	960	958,010
4.13%, 11/12/30(b)	500	492,372
4.75%, 02/13/28(b)	855	860,578
5.13%, 04/23/34(b)	455	465,285
5.50%, 04/06/28(b)	590	601,942
Korea Gas Corp.
2.00%, 07/13/31(b)	1,230	1,090,673
3.13%, 07/20/27(b)	1,341	1,324,213
3.88%, 07/13/27(a)(b)	1,265	1,259,128
4.25%, 07/10/30(b)	340	338,923
4.88%, 07/05/28(b)	200	202,170
5.00%, 07/08/29(a)(b)	1,009	1,028,911
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	1,210	1,194,479
4.25%, 07/27/27(b)	570	569,990
4.63%, 07/29/29(b)	805	809,604
5.00%, 07/18/28(b)	400	405,235
Korea National Oil Corp.
2.38%, 04/07/31(b)	970	877,595
2.63%, 04/18/32(b)	500	447,732
4.13%, 09/30/27(b)	150	149,522
4.88%, 04/03/28(b)	150	151,180
4.88%, 04/03/29(b)	1,000	1,011,606
		14,239,148
Total Foreign Government Obligations — 0.2% (Cost: $28,358,011)		28,181,473
U.S. Government Agency Obligations
U.S. Government Agency Obligations — 0.0%
CoBank ACB
7.13% , (5-year CMT + 2.82%)(d)(e)	30	30,508
7.25% , (5-year CMT + 2.88%)(a)(d)(e)	850	859,292
		889,800
Total U.S. Government Agency Obligations — 0.0% (Cost: $907,530)		889,800
Total Long-Term Investments — 98.4% (Cost: $17,769,428,298)		17,121,875,431
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(h)(i)(j)	1,684,795,188	$1,685,300,626
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(h)(i)	8,150,000	8,150,000
Total Short-Term Securities — 9.7% (Cost: $1,693,184,967)		1,693,450,626
Total Investments — 108.1% (Cost: $19,462,613,265)		18,815,326,057
Liabilities in Excess of Other Assets — (8.1)%		(1,411,449,563)
Net Assets — 100.0%		$17,403,876,494

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,729,912,899	$—	$(44,274,507)(a)	$(132,425)	$(205,341)	$1,685,300,626	1,684,795,188	$1,221,485 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	4,710,000	3,440,000 (a)	—	—	—	8,150,000	8,150,000	516,923	—
				$(132,425)	$(205,341)	$1,693,450,626		$1,738,408	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$17,092,804,158	$—	$17,092,804,158
Foreign Government Obligations	—	28,181,473	—	28,181,473
U.S. Government Agency Obligations	—	889,800	—	889,800
Short-Term Securities
Money Market Funds	1,693,450,626	—	—	1,693,450,626
	$1,693,450,626	$17,121,875,431	$—	$18,815,326,057

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
JSC	Joint Stock Company

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate